UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 13 of its series:

Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Municipal Sustainability Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund and Allspring Wisconsin Tax-Free Fund

Date of reporting period:    December 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
December 31, 2022
Allspring California
Limited-Term Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring California Limited-Term Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring California Limited-Term Tax-Free Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring California Limited-Term Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring California Limited-Term Tax-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Kim Nakahara, Adrian Van Poppel

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SFCIX)	11-18-1992	-6.72	-0.16	0.71	-4.79	0.25	0.92	0.85	0.80
Class C (SFCCX)	8-30-2002	-6.51	-0.50	0.32	-5.51	-0.50	0.32	1.60	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	-4.60	0.45	1.13	0.79	0.60
Institutional Class (SFCNX)[3]	10-31-2014	–	–	–	-4.51	0.57	1.21	0.52	0.50
Bloomberg Municipal Bond 1-5 Year Blend Index[4]	–	–	–	–	-3.55	1.11	1.17	–	–
Bloomberg California Municipal 1-5 Year Blend Index[5]	–	–	–	–	-3.36	0.95	1.09	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.60% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Municipal Bond 1–5 Year Blend Index is the 1–5 Year component of the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg California Municipal 1-5 Year Blend Index is the 1-5 Year component of the Bloomberg California Municipal Bond Index. You cannot invest directly in an index.

6  |  Allspring California Limited-Term Tax-Free Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring California Limited-Term Tax-Free Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring California Limited-Term Tax-Free Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.06	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,000.25	$7.81	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,005.00	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,006.52	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 1.25%
California: 1.25%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (54 shares) 4.11% 144Aø	$ 5,400,000	$ 5,400,000
Total Closed end municipal bond fund obligations (Cost $5,400,000)		5,400,000

	Interest rate	Maturity date
Municipal obligations: 97.94%
California: 91.92%
Airport revenue: 7.41%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	1,100,000	1,111,237
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	1,115,000	1,133,282
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	767,495
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2027	450,000	470,970
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2028	390,000	409,749
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2029	3,815,000	3,996,757
Los Angeles CA Department of Airports Airport Revenue AMT Subordinated Los Angeles International Airport	5.00	5-15-2028	2,000,000	2,140,040
Los Angeles CA Department of Airports Airport Revenue AMT Subordinated Los Angeles International Airport	5.00	5-15-2028	2,705,000	2,894,404
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,231,870
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,638,874
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,246,114
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	70,000	71,200
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	130,000	132,015
Port of Oakland Revenue Refunding Intermediate Lien Series E	5.00	11-1-2026	1,200,000	1,284,498
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,603,432
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	1,799,175
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	796,085
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,068,978
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,076,211
San Francisco CA City & County Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	251,511
				32,123,897
Education revenue: 8.89%
California CDA Revenue Bond California Baptist University Series A 144A	5.13	11-1-2023	175,000	176,133
The accompanying notes are an integral part of these financial statements.

10  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00%	4-1-2024	$ 550,000	$ 563,436
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	343,564
California Infrastructure & Economic Development Bank Colburn School Series 2022 (SIFMA Municipal Swap +0.90%) ±	4.56	8-1-2072	5,000,000	4,803,771
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A	6.00	8-1-2023	155,000	157,546
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,310,000	1,246,024
California Municipal Finance Authority Revenue Bond Institute Arts	4.00	10-1-2033	250,000	243,648
California Municipal Finance Authority Revenue Bond Institute Arts	4.00	10-1-2035	350,000	332,800
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	840,930
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	227,298
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	281,876
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	283,079
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	311,532
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2024	600,000	621,127
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2025	600,000	637,067
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2026	625,000	674,404
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2027	650,000	713,742
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2028	700,000	780,410
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2029	470,000	530,000
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2030	500,000	568,201
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,110,000	1,113,274
California School Finance Authority Charter School Revenue Aspire Public Schools Issue #5 Series 144A	2.13	8-1-2031	500,000	422,608
California School Finance Authority Charter School Revenue Classical Academies Vista Project 144A	3.00	10-1-2031	375,000	343,405
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2023	285,000	286,192
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2024	380,000	384,240
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2026	420,000	428,754
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2027	440,000	450,292
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2028	465,000	476,200
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00%	7-1-2029	$ 485,000	$ 496,326
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2030	510,000	520,474
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2031	535,000	541,798
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2032	565,000	568,731
California School Finance Authority Charter School Revenue Santa Clarita Valley International School Project 144A	4.00	6-1-2031	260,000	244,707
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	400,000	401,781
California School Finance Authority School Facility Revenue Granada Hills Charter 144A	4.00	7-1-2029	620,000	619,976
California University Revenue Systemwide Series B2 øø	0.55	11-1-2049	6,500,000	5,691,750
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2029	360,000	374,234
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2031	415,000	431,256
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2033	325,000	336,923
University of California Series AK ##	5.00	5-15-2048	10,000,000	10,074,743
				38,544,252
GO revenue: 21.93%
Aromas-San Juan Unified School District BAN ¤	0.00	8-1-2027	1,375,000	1,154,689
Bassett Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	732,730
Cajon Valley Union School District Refunding Bond	5.00	8-1-2026	340,000	368,604
Cajon Valley Union School District Refunding Bond	5.00	8-1-2027	200,000	220,848
California Refunding Bond Various Purpose	4.00	9-1-2026	6,000,000	6,288,779
California Refunding Bond Various Purpose	5.00	9-1-2023	10,730,000	10,877,231
California Refunding Bond Various Purpose	5.00	10-1-2023	8,400,000	8,532,183
California Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	3,715,898
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	9,231,889
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2031	300,000	296,968
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2032	350,000	343,289
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2034	300,000	280,619
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2035	250,000	229,573
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2036	350,000	313,549
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,981,822
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	814,597
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	197,079
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	154,714
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	178,877
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	252,023
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2033	225,000	213,462
The accompanying notes are an integral part of these financial statements.

12  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00%	8-1-2034	$ 375,000	$ 350,773
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2035	520,000	477,512
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	526,636
Los Angeles CA Unified School District Series C	4.00	7-1-2032	1,000,000	1,072,420
Newman-Crows Landing Unified School District CAB Series 2022 ¤	0.00	8-1-2025	2,000,000	1,832,748
Oak Valley Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	762,226
Oakland CA Unified School District Alameda County	5.00	8-1-2029	10,125,000	10,913,142
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	619,698
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,627,096
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	539,221
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	839,962
Palomar CA Pomerado Health CAB Electric Series A (NPFGC Insured) ¤	0.00	8-1-2025	1,000,000	917,767
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2031	150,000	158,635
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2032	250,000	263,883
Sacramento CA City Unified School District Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,640,040
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2030	150,000	158,541
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2031	200,000	210,774
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2032	200,000	210,259
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2033	200,000	209,001
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	375,368
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2031	875,000	928,796
San Diego CA Unified School District Election of 2018 Series F 2 Green	5.00	7-1-2024	20,000,000	20,687,120
San Gorgonio CA Memorial Healthcare District Refunding Bond	4.00	8-1-2027	1,090,000	1,042,449
San Gorgonio CA Memorial Healthcare District Refunding Bond	4.00	8-1-2030	580,000	540,408
San Gorgonio CA Memorial Healthcare District Refunding Bond	5.00	8-1-2023	1,000,000	999,230
Sierra Kings CA Health Care District Refunding Bond	4.00	8-1-2023	405,000	406,638
Sierra Kings CA Health Care District Refunding Bond	4.00	8-1-2024	420,000	425,358
				95,115,124
Health revenue: 11.94%
California CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	817,027
California CDA Emanate Health Series A	5.00	4-1-2028	755,000	812,760
California CDA Emanate Health Series A	5.00	4-1-2029	795,000	861,400
California CDA Health Facilities Catholic Series F (AGM Insured) €	3.25	7-1-2040	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00%	10-1-2023	$ 500,000	$ 506,024
California CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	524,615
California CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	533,718
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	258,446
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	309,298
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	259,019
California HFFA Adventist Health Series A	3.00	3-1-2041	6,275,000	6,249,281
California HFFA Adventist Health Series A	5.00	3-1-2040	4,000,000	4,348,997
California HFFA Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,631,906
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,042,036
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2025	475,000	468,383
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2028	400,000	388,668
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2030	210,000	202,288
California HFFA Providence St Joseph Health Series B	2.00	10-1-2036	5,000,000	4,879,780
California HFFA Stanford Heath Care Series A	3.00	8-15-2054	4,700,000	4,693,060
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	736,127
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	511,905
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2030	790,000	847,414
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2033	890,000	938,685
California Municipal Finance Authority Revenue Bond Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,030,616
California Municipal Finance Authority Revenue Carmel Valley Manor Project	5.00	5-15-2024	185,000	189,985
California Municipal Finance Authority Revenue Carmel Valley Manor Project	5.00	5-15-2025	200,000	209,729
California Municipal Finance Authority Revenue Carmel Valley Manor Project	5.00	5-15-2026	185,000	197,774
California Municipal Finance Authority Revenue Refunding Bond Channing House Project Series A	5.00	5-15-2023	925,000	931,341
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	423,546
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B1	2.25	7-1-2025	1,860,000	1,828,034
California Municipal Finance Authority Revenue Refunding Bond Series A 144A	5.00	11-1-2029	1,170,000	1,207,185
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,743,658
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B1	2.75	11-15-2027	520,000	466,055
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B2	2.13	11-15-2026	565,000	516,185
California PFA Revenue Bond Henry Mayo Newhall Hospital Series A	4.00	10-15-2028	360,000	363,965
California PFA Revenue Bond Henry Mayo Newhall Hospital Series B	4.00	10-15-2051	690,000	669,674
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B-2 144A	2.38	11-15-2028	1,000,000	916,770
The accompanying notes are an integral part of these financial statements.

14  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Statewide Communities American Baptist Homes West	5.00%	10-1-2026	$ 720,000	$ 746,920
California Statewide Communities American Baptist Homes West	5.00	10-1-2027	1,000,000	1,036,160
California Statewide Communities American Baptist Homes West	5.00	10-1-2028	1,125,000	1,165,855
Palomar Health Certificate of Participation	5.00	11-1-2023	300,000	303,204
Palomar Health Certificate of Participation	5.00	11-1-2024	300,000	307,497
Palomar Health Certificate of Participation	5.00	11-1-2025	330,000	343,350
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	501,222
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	587,878
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	671,408
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	684,456
Washington Township Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	274,675
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	603,840
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	375,420
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2030	300,000	324,568
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	348,924
				51,790,731
Housing revenue: 8.41%
California CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	710,000	635,463
California CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	3.74	3-1-2057	10,000,000	10,000,000
California CDA Student Housing Revenue Series 2021 (BAM Insured)	5.00	5-15-2026	1,605,000	1,708,390
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	211,102
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2030	325,000	344,088
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	4,980,978	4,808,888
California HFA Municipal Certificate of Participation Series 2021-1 Class A	3.50	11-20-2035	2,923,208	2,643,975
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	755,664
California Municipal Finance Authority Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,219,549
California Municipal Finance Authority Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,527,979
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,497,532
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2032	700,000	710,270
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2029	400,000	434,688
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00%	5-15-2030	$ 450,000	$ 492,063
California Municipal Finance Authority Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2031	400,000	439,992
FHLMC Multifamily Certificate of Participation Series M 057 Class A	2.40	10-15-2029	5,975,000	5,654,753
Sacramento CA Housing Authority MFHR (FNMA Insured, FNMA LIQ) ø	3.14	7-15-2029	405,000	405,000
				36,489,396
Industrial development revenue: 0.71%
San Francisco CA City & County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,088,579
Miscellaneous revenue: 10.55%
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2027	390,000	386,379
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2028	260,000	256,944
California CDA Monterey County Savers Bond Program (BAM Insured)	5.00	8-1-2027	2,185,000	2,358,234
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2029	630,000	704,330
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2031	730,000	830,773
California Infrastructure & Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00	10-1-2047	11,390,000	11,411,906
California Infrastructure & Economic Development Bank Lease Revenue California Teachers Retirement	5.00	8-1-2027	400,000	438,978
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	4.00	11-1-2031	175,000	172,025
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2026	275,000	286,979
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2027	290,000	304,784
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2028	200,000	211,511
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2029	210,000	223,164
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2030	220,000	234,669
California Public Works Board Department of Corrections & Rehabilitation Series D	5.00	9-1-2025	1,160,000	1,204,320
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	1,953,372
Desert Sands Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,534,856
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2026	140,000	144,653
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2027	365,000	378,831
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2028	255,000	266,501
The accompanying notes are an integral part of these financial statements.

16  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00%	10-1-2029	$ 265,000	$ 279,959
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2030	275,000	291,287
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2031	285,000	302,437
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2028	500,000	516,819
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2030	550,000	570,077
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	806,877
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	870,124
Irvine CA Limited Obligation Improvement Reassessment District	4.00	9-2-2029	1,220,000	1,271,300
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2033	270,000	279,123
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2029	485,000	495,632
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2030	505,000	513,788
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2031	525,000	531,941
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2032	550,000	553,014
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2033	570,000	572,584
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2034	595,000	598,338
Lodi CA PFA Electric Revenue Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,137,491
Los Angeles CA Municipal Improvement Corporation Lease Revenue Series C	5.00	11-1-2030	2,340,000	2,726,512
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,717,683
Mountain House California PFA Utility System Revenue Refunding Bond	5.00	12-1-2029	520,000	564,717
Mountain House California PFA Utility System Revenue Refunding Bond	5.00	12-1-2030	710,000	765,841
Mountain House California PFA Utility System Revenue Refunding Bond	5.00	12-1-2031	745,000	797,188
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	817,281
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	263,945
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	382,962
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	429,230
Santa Barbara County CA Solid Waste System Revenue Certificate of Participation AMT Series B	5.00	12-1-2029	600,000	659,291
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,300,142
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	742,588
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,671,410
				45,732,790
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 11.02%
California Community Facilities District #2015-01	5.00%	9-1-2027	$ 335,000	$ 349,248
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,756,282
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,821,484
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2027	580,000	601,366
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2029	500,000	524,428
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2031	600,000	631,497
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	680,868
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	606,397
Compton CA Community Redevelopment Agency Successor Agency Tax Allocation Refunding Bond Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,276,697
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,036,985
Fontana CA Special Tax Community Facilities District #90 Summit	3.00	9-1-2025	110,000	106,752
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2026	110,000	110,800
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2027	125,000	125,998
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2028	255,000	256,985
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2030	140,000	139,651
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2032	300,000	297,275
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,025,084
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	727,735
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,044,582
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	379,040
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	895,306
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	429,864
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	609,342
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	577,965
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	381,118
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	367,966
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	337,415
The accompanying notes are an integral part of these financial statements.

18  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00%	8-1-2023	$ 780,000	$ 788,540
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,154,839
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	822,978
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2026	130,000	139,621
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2027	225,000	245,130
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2028	200,000	221,272
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2029	200,000	224,085
River Islands PFA California Special Tax Refunding Bond Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2030	325,000	368,039
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2030	200,000	197,814
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2031	500,000	491,867
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	852,161
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	405,567
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	330,400
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	1,952,785
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,699,685
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	620,938
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2032	350,000	346,271
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2033	865,000	850,018
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2034	700,000	683,457
San Francisco CA City & County Improvement Area #2 Community Facilities District Series 2022 A 144A	4.00	9-1-2032	1,150,000	1,137,746
San Francisco CA City & County Infrastructure & Revitalization Financing District #1 Facilities Increment Series A 144A	5.00	9-1-2027	500,000	519,086
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,601,807
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	1,960,797
Santaluz Community Facilities District #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2030	435,000	456,776
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,761,044
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,201,545
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	4.50%	9-1-2025	$ 160,000	$ 164,097
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	268,202
Successor Agency to the Richmond Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	155,097
Successor Agency to the Riverside County RDA Desert Communities Project Series D	5.00	10-1-2023	470,000	476,528
Successor Agency to the Riverside County RDA Project Area #1 Series A	5.00	10-1-2023	460,000	466,389
Tracy CA Community Facilities District Special Tax Bonds	4.00	9-1-2024	135,000	135,235
Tracy CA Community Facilities District Special Tax Bonds	4.00	9-1-2025	155,000	155,715
Tracy CA Community Facilities District Special Tax Bonds	5.00	9-1-2028	425,000	451,047
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	546,492
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	547,987
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	436,225
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,048,494
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,012,737
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	788,527
				47,785,170
Tobacco revenue: 1.72%
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2029	950,000	1,005,404
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2030	200,000	212,575
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2031	225,000	238,864
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2032	250,000	264,711
California County Tobacco Securitization Agency Tobacco Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	478,294
California County Tobacco Securitization Agency Tobacco Settlement Senior Refunding Bond Series A	5.00	6-1-2031	550,000	582,051
California County Tobacco Securitization Agency Tobacco Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	316,697
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2026	3,000,000	3,256,550
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	1,000,000	1,106,856
				7,462,002
Transportation revenue: 1.04%
Bay Area Toll Authority Toll Bridge Revenue Francisco Bay Area Series E (SIFMA Municipal Swap +0.41%) ±	4.07	4-1-2056	1,500,000	1,454,684
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2031	410,000	476,146
The accompanying notes are an integral part of these financial statements.

20  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00%	3-1-2033	$ 1,425,000	$ 1,641,403
San Joaquin CA Transportation Corridor Agency Toll Road Revenue Refunding Bond Senior Lien Series A	5.00	1-15-2030	865,000	946,134
				4,518,367
Utilities revenue: 7.07%
California CDA PCR Refunding Bond Southern California Edison Company Series A	1.75	9-1-2029	1,500,000	1,237,203
California Community Choice Financing Authority Clean Energy Project Revenue Series B 2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	4.11	2-1-2052	6,300,000	5,686,555
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021-A	4.00	10-1-2052	11,650,000	11,693,886
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1	4.00	2-1-2027	2,290,000	2,315,146
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1	4.00	2-1-2028	2,810,000	2,827,538
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1%%	5.00	12-1-2053	6,000,000	6,252,597
Vernon CA Electric System Series A	5.00	8-1-2026	600,000	626,214
				30,639,139
Water & sewer revenue: 1.23%
Lower Tule River Irrigation District Revenue Refunding Bond Series A	5.00	8-1-2027	680,000	741,065
Lower Tule River Irrigation District Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	797,149
Middle Fork Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	3,811,202
				5,349,416
				398,638,863
Guam: 1.19%
Airport revenue: 0.30%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	542,670
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	762,647
				1,305,317
Miscellaneous revenue: 0.89%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	3,852,336
				5,157,653
Illinois: 2.87%
Miscellaneous revenue: 2.35%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	10,204,916
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.52%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00%	12-15-2025	$ 650,000	$ 664,416
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,582,137
				2,246,553
				12,451,469
New York: 1.27%
Airport revenue: 0.10%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	400,000	423,151
Industrial development revenue: 1.17%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	5,097,140
				5,520,291
Texas: 0.69%
Industrial development revenue: 0.69%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	3,006,386
Total Municipal obligations (Cost $439,852,552)				424,774,662

		Yield	Shares
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		3.56	5,427,901	5,428,987
Total Short-term investments (Cost $5,428,987)				5,428,987
Total investments in securities (Cost $450,681,539)	100.44%			435,603,649
Other assets and liabilities, net	(0.44)			(1,909,292)
Total net assets	100.00%			$433,694,357

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

22  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$26,507,817	$219,541,118	$(240,607,548)	$(11,349)	$(1,051)	$5,428,987	5,427,901	$224,928
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  23

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $445,252,552)	$ 430,174,662
Investments in affiliated securities, at value (cost $5,428,987)	5,428,987
Cash	24
Receivable for interest	5,135,333
Receivable for Fund shares sold	842,431
Prepaid expenses and other assets	45,964
Total assets	441,627,401
Liabilities
Payable for when-issued transactions	6,255,540
Payable for Fund shares redeemed	1,164,025
Dividends payable	262,770
Management fee payable	137,394
Administration fees payable	41,624
Trustees’ fees and expenses payable	1,877
Distribution fee payable	1,797
Accrued expenses and other liabilities	68,017
Total liabilities	7,933,044
Total net assets	$433,694,357
Net assets consist of
Paid-in capital	$ 463,045,979
Total distributable loss	(29,351,622)
Total net assets	$433,694,357
Computation of net asset value and offering price per share
Net assets – Class A	$ 104,529,431
Shares outstanding – Class A1	10,470,652
Net asset value per share – Class A	$9.98
Maximum offering price per share – Class A2	$10.18
Net assets – Class C	$ 2,611,360
Shares outstanding – Class C1	261,600
Net asset value per share – Class C	$9.98
Net assets – Administrator Class	$ 66,813,087
Shares outstanding – Administrator Class[1]	6,796,501
Net asset value per share – Administrator Class	$9.83
Net assets – Institutional Class	$ 259,740,479
Shares outstanding – Institutional Class[1]	26,428,372
Net asset value per share – Institutional Class	$9.83
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring California Limited-Term Tax-Free Fund

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 6,357,054
Income from affiliated securities	224,928
Total investment income	6,581,982
Expenses
Management fee	1,016,945
Administration fees
Class A	85,779
Class C	2,496
Administrator Class	27,665
Institutional Class	137,568
Shareholder servicing fees
Class A	133,695
Class C	3,885
Administrator Class	69,142
Distribution fee
Class C	11,655
Custody and accounting fees	13,480
Professional fees	32,228
Registration fees	29,565
Shareholder report expenses	13,725
Trustees’ fees and expenses	11,158
Other fees and expenses	5,044
Total expenses	1,594,030
Less: Fee waivers and/or expense reimbursements
Fund-level	(52,269)
Class A	(16,042)
Class C	(306)
Administrator Class	(46,578)
Net expenses	1,478,835
Net investment income	5,103,147
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,701,635)
Affiliated securities	(11,349)
Net realized losses on investments	(1,712,984)
Net change in unrealized gains (losses) on
Unaffiliated securities	(2,852,143)
Affiliated securities	(1,051)
Net change in unrealized gains (losses) on investments	(2,853,194)
Net realized and unrealized gains (losses) on investments	(4,566,178)
Net increase in net assets resulting from operations	$ 536,969
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  25

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 5,103,147		$ 8,592,270
Net realized losses on investments		(1,712,984)		(3,552,858)
Net change in unrealized gains (losses) on investments		(2,853,194)		(31,547,062)
Net increase (decrease) in net assets resulting from operations		536,969		(26,507,650)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(967,095)		(1,417,298)
Class C		(16,001)		(31,263)
Administrator Class		(562,510)		(523,074)
Institutional Class		(3,558,599)		(6,623,021)
Total distributions to shareholders		(5,104,205)		(8,594,656)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,127,452	41,549,114	1,227,534	13,008,495
Class C	6,444	64,497	33,146	337,374
Administrator Class	4,339,024	42,698,487	605,760	6,178,113
Institutional Class	9,572,065	93,948,074	27,358,468	278,656,194
		178,260,172		298,180,176
Reinvestment of distributions
Class A	90,329	897,780	123,975	1,295,806
Class C	1,557	15,491	2,931	30,594
Administrator Class	56,665	554,013	50,858	522,681
Institutional Class	222,369	2,178,997	401,807	4,129,632
		3,646,281		5,978,713
Payment for shares redeemed
Class A	(2,212,787)	(22,049,217)	(2,790,407)	(29,285,529)
Class C	(120,399)	(1,202,061)	(169,911)	(1,775,351)
Administrator Class	(832,913)	(8,161,944)	(469,763)	(4,841,204)
Institutional Class	(22,238,878)	(216,704,580)	(26,317,874)	(269,536,298)
		(248,117,802)		(305,438,382)
Net decrease in net assets resulting from capital share transactions		(66,211,349)		(1,279,493)
Total decrease in net assets		(70,778,585)		(36,381,799)
Net assets
Beginning of period		504,472,942		540,854,741
End of period		$ 433,694,357		$ 504,472,942
The accompanying notes are an integral part of these financial statements.

26  |  Allspring California Limited-Term Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.03	$10.76	$10.71	$10.76	$10.61	$10.79
Net investment income	0.09	0.15 [1]	0.16	0.19	0.20	0.19
Net realized and unrealized gains (losses) on investments	(0.05)	(0.73)	0.05	(0.05)	0.15	(0.18)
Total from investment operations	0.04	(0.58)	0.21	0.14	0.35	0.01
Distributions to shareholders from
Net investment income	(0.09)	(0.15)	(0.16)	(0.19)	(0.20)	(0.19)
Net asset value, end of period	$9.98	$10.03	$10.76	$10.71	$10.76	$10.61
Total return[2]	0.41%	(5.42)%	1.99%	1.30%	3.33%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.84%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.80%	1.44%	1.51%	1.76%	1.87%	1.73%
Supplemental data
Portfolio turnover rate	29%	32%	18%	27%	11%	45%
Net assets, end of period (000s omitted)	$104,529	$84,928	$106,602	$108,189	$101,765	$119,657

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.03	$10.76	$10.71	$10.76	$10.61	$10.79
Net investment income	0.05 [1]	0.07 [1]	0.08 [1]	0.11 [1]	0.12	0.11
Net realized and unrealized gains (losses) on investments	(0.05)	(0.73)	0.05	(0.05)	0.15	(0.18)
Total from investment operations	0.00	(0.66)	0.13	0.06	0.27	(0.07)
Distributions to shareholders from
Net investment income	(0.05)	(0.07)	(0.08)	(0.11)	(0.12)	(0.11)
Net asset value, end of period	$9.98	$10.03	$10.76	$10.71	$10.76	$10.61
Total return[2]	0.03%	(6.13)%	1.23%	0.54%	2.56%	(0.70)%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.59%	1.59%	1.60%	1.60%	1.59%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	1.03%	0.68%	0.75%	1.01%	1.12%	0.98%
Supplemental data
Portfolio turnover rate	29%	32%	18%	27%	11%	45%
Net assets, end of period (000s omitted)	$2,611	$3,751	$5,464	$11,981	$19,929	$26,868

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring California Limited-Term Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.88	$10.60	$10.55	$10.60	$10.45	$10.63
Net investment income	0.10 [1]	0.17 [1]	0.18 [1]	0.21 [1]	0.22	0.20 [1]
Net realized and unrealized gains (losses) on investments	(0.05)	(0.72)	0.05	(0.05)	0.15	(0.18)
Total from investment operations	0.05	(0.55)	0.23	0.16	0.37	0.02
Distributions to shareholders from
Net investment income	(0.10)	(0.17)	(0.18)	(0.21)	(0.22)	(0.20)
Net asset value, end of period	$9.83	$9.88	$10.60	$10.55	$10.60	$10.45
Total return[2]	0.50%	(5.24)%	2.21%	1.50%	3.56%	0.23%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.78%	0.79%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.03%	1.65%	1.71%	1.95%	2.07%	1.93%
Supplemental data
Portfolio turnover rate	29%	32%	18%	27%	11%	45%
Net assets, end of period (000s omitted)	$66,813	$31,947	$32,294	$36,591	$108,484	$133,581

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.87	$10.59	$10.54	$10.59	$10.44	$10.62
Net investment income	0.10 [1]	0.18	0.19	0.22	0.23	0.21
Net realized and unrealized gains (losses) on investments	(0.04)	(0.72)	0.05	(0.05)	0.15	(0.18)
Total from investment operations	0.06	(0.54)	0.24	0.17	0.38	0.03
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.19)	(0.22)	(0.23)	(0.21)
Net asset value, end of period	$9.83	$9.87	$10.59	$10.54	$10.59	$10.44
Total return[2]	0.65%	(5.15)%	2.31%	1.60%	3.66%	0.33%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.51%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.07%	1.74%	1.81%	2.06%	2.17%	2.03%
Supplemental data
Portfolio turnover rate	29%	32%	18%	27%	11%	45%
Net assets, end of period (000s omitted)	$259,740	$383,847	$396,495	$380,649	$322,273	$325,973

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Allspring California Limited-Term Tax-Free Fund  |  31

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $450,801,743 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,124,987
Gross unrealized losses	(16,323,081)
Net unrealized losses	$(15,198,094)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $10,307,977 in short-term capital losses and $3,001,658 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 5,400,000	$0	$ 5,400,000
Municipal obligations	0	424,774,662	0	424,774,662
Short-term investments
Investment companies	5,428,987	0	0	5,428,987
Total assets	$5,428,987	$430,174,662	$0	$435,603,649
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

32  |  Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

Allspring California Limited-Term Tax-Free Fund  |  33

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.80%
Class C	1.55
Administrator Class	0.60
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $73 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $34,796,389, $18,020,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $131,066,601 and $138,998,317, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund's investments were concentrated in the state of California.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of

34  |  Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring California Limited-Term Tax-Free Fund  |  35

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36  |  Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring California Limited-Term Tax-Free Fund  |  37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring California Limited-Term Tax-Free Fund  |  39

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-5ygybicu 02-23
SAR0033 12-22

Semi-Annual Report
December 31, 2022
Allspring
California Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring California Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring California Tax-Free Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring California Tax-Free Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring California Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring California Tax-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and California individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Kim Nakahara, Adrian Van Poppel

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SCTAX)	10-6-1988	-14.31	-0.50	1.54	-10.24	0.43	2.01	0.81	0.75
Class C (SCTCX)	7-1-1993	-11.99	-0.35	1.40	-10.99	-0.35	1.40	1.56	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	-10.11	0.63	2.22	0.75	0.55
Institutional Class (SGTIX)[3]	10-31-2014	–	–	–	-10.05	0.70	2.27	0.48	0.48
Bloomberg California Municipal Bond Index[4]	–	–	–	–	-8.17	1.25	2.30	–	–
Bloomberg Municipal Bond Index[5]	–	–	–	–	-8.53	1.25	2.13	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.55% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.
[5]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring California Tax-Free Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring California Tax-Free Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring California Tax-Free Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 999.36	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$ 994.95	$7.54	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,000.40	$2.77	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,000.75	$2.42	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring California Tax-Free Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.43%
California: 95.39%
Airport revenue: 4.97%
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00%	5-15-2047	$ 5,000,000	$ 5,063,364
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,106,336
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Bond Series A	5.00	7-1-2044	3,045,000	3,212,698
San Diego County CA Regional Airport Authority Subordinate Airport Revenue Bonds Series 2021 Class B	5.00	7-1-2056	6,040,000	6,079,748
San Francisco CA City & County Airport Commission San Francisco International Airport Revenue Bonds Series 2019A	5.00	5-1-2049	5,000,000	5,062,723
San Francisco CA City & County Airport Commission San Francisco International Airport Series 2022A	4.00	5-1-2052	1,500,000	1,292,230
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	7,796,866
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2047	4,000,000	4,040,966
San Jose CA Airport Revenue Refunding Bond Series B	5.00	3-1-2042	1,750,000	1,815,601
				37,470,532
Education revenue: 8.65%
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,153,882
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	2,789,477
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,718,928
California Educational Facilities Authority Revenue Bonds Series 2022A	4.00	12-1-2050	2,735,000	2,250,570
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,482,176
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	660,000	666,803
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,557,926
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,023,538
California Municipal Finance Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,146,768
California Municipal Finance Authority Education Revenue Bond Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,426,164
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project 144A	5.00	6-15-2041	925,000	845,735
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	1,265,000	1,091,812
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	629,326
California Municipal Finance Authority Revenue Bonds	4.00	10-1-2046	1,930,000	1,639,584
California Municipal Finance Authority Revenue Bonds	4.00	10-1-2051	1,150,000	947,086
California Municipal Finance Authority Revenue Refunding Bond University Pacific Series A	4.00	11-1-2042	1,600,000	1,536,142
California Municipal Finance Authority Revenue Samuel Merritt University Series 2022	5.25	6-1-2053	9,500,000	10,178,554
The accompanying notes are an integral part of these financial statements.

10  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00%	6-1-2047	$ 1,000,000	$ 928,157
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	910,342
California School Finance Authority Charter School Revenue Aspire Public Schools Series 2021A 144A	4.00	8-1-2051	775,000	632,669
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	3,540,000	3,492,443
California School Finance Authority Charter School Revenue Girls Athletic Leadership Schools 144A	4.00	6-1-2051	905,000	632,197
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	728,560
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	476,262
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,569,890
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,019,137
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	900,547
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	1,873,881
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2041	500,000	408,806
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2051	650,000	485,816
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	6,647,710
Fullerton CA PFA Refunding Bond	4.00	2-1-2051	2,500,000	2,285,214
Trustees of the California State University Systemwide Revenue Bonds Series 2017A	5.00	11-1-2047	1,000,000	1,046,006
University of California Series AI	5.00	5-15-2038	2,000,000	2,009,414
University of California Series K	4.00	5-15-2046	5,295,000	5,149,338
				65,280,860
GO revenue: 21.04%
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,642,349
Barstow CA Unified School District Election of 2016 Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,289,006
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,111,549
California Various Purposes	5.00	9-1-2032	5,100,000	5,171,319
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	37,367,411
California Various Purposes	5.00	2-1-2038	5,000,000	5,007,667
California Various Purposes	5.00	8-1-2046	10,000,000	10,455,256
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,544,093
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,071,929
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,422,109
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,036,241
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	950,756
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,080,156
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Contra Costa County CA Community College District Election of 2006	5.00%	8-1-2038	$ 3,250,000	$ 3,290,238
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,519,099
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,267,858
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,027,592
Inglewood CA Unified School District Election of 2012 GO Series B (BAM Insured)	5.00	8-1-2036	200,000	212,889
Inglewood CA Unified School District Election of 2012 GO Series B (BAM Insured)	5.00	8-1-2038	500,000	527,928
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,222,618
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,168
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,058
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,034,873
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,417,457
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,540,246
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,471,531
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	260,000	263,641
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	3,819,290
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,721,047
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,679,316
Pomona CA Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,480,000	1,661,885
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,715,612
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,960,294
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,012,419
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	2,884,239
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,121,828
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,309,701
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,051,360
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	1,925,730
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,728,829
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,540,577
San Rafael CA City High School District CAB Election of 2002 Series B (NPFGC Insured) ¤	0.00	8-1-2023	1,260,000	1,236,786
San Rafael CA City High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,474,503
Sanger CA Unified School District Refunding Bond (NPFGC Insured)	5.60	8-1-2023	55,000	55,187
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	7,581,845
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,047,044
The accompanying notes are an integral part of these financial statements.

12  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sierra Kings CA Health Care District	5.00%	8-1-2032	$ 1,500,000	$ 1,569,555
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,813,995
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	876,969
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,049,409
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	1,826,253
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,549,991
West Contra Costa CA Unified School District Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,229,407
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,317,663
				158,806,771
Health revenue: 15.53%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Revenue Bond O'Connor Woods Series 2013	5.00	1-1-2043	5,000,000	5,050,000
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Revenue Bond Odd Fellows Home of California Series 2012 A	5.00	4-1-2042	1,100,000	1,104,464
California CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,529,716
California CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,151,831
California CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,529,801
California CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,053,477
California Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	723,986
California Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	514,610
California Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	461,960
California HFFA	4.00	11-15-2048	5,000,000	4,750,320
California HFFA	4.00	11-1-2051	3,000,000	2,853,155
California HFFA	5.00	11-15-2046	2,040,000	2,232,575
California HFFA	5.00	11-15-2046	2,960,000	3,016,022
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,174,462
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	6,141,685
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	1,913,801
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,032,280
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	4,556,761
California HFFA Refunding Bond Cedars-Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	10,543,136
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	10,179,841
California HFFA Senior Health Services	5.00	8-1-2040	700,000	725,615
California HFFA Senior Health Services	5.00	8-1-2050	1,000,000	1,023,961
California HFFA Series A	4.00	11-1-2040	1,375,000	1,355,699
California Municipal Finance Authority Palomar Health Certificate of Participation Series 2022A (AGM Insured)	5.25	11-1-2052	1,500,000	1,580,614
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,089,556
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,414,332
California Municipal Finance Authority Revenue Bonds Series 2021 Humangood California Obligated Group	4.00	10-1-2049	2,250,000	2,031,599
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Municipal Finance Authority Revenue Bonds	4.00%	12-1-2039	$ 1,240,000	$ 1,225,569
California Municipal Finance Authority Revenue Bonds	4.00	9-15-2046	3,300,000	3,160,443
California Municipal Finance Authority Revenue Bonds	4.00	12-1-2049	2,915,000	2,758,480
California Municipal Finance Authority Revenue Bonds	4.00	9-15-2051	3,885,000	3,652,707
California Municipal Finance Authority Revenue Bonds	5.00	7-1-2039	1,000,000	1,086,668
California Municipal Finance Authority Revenue Bonds	5.00	7-1-2049	2,650,000	2,825,657
California Municipal Finance Authority Revenue Bonds Community Health System Series 2021A	4.00	2-1-2051	1,500,000	1,344,180
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	509,938
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	5,286,513
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2051	1,255,000	1,034,856
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2056	1,235,000	996,745
California Statewide CDA Revenue Bonds Enloe Medical Center Series 2022A (AGM Insured)	5.25	8-15-2052	2,000,000	2,104,079
Palomar Health Refunding Bond	5.00	11-1-2042	4,000,000	4,025,119
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,282,371
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,218,766
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	981,575
				117,228,925
Housing revenue: 7.46%
California CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,534,021
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	3.72	3-1-2057	3,020,000	3,020,000
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	3,000,000	2,294,724
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	2,696,666
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	2,616,399
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	124,963	122,479
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,214,328	7,930,527
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00	12-31-2043	5,730,000	5,766,020
California Municipal Finance Authority Mobile Home Park Revenue Caritas Projects Series 2021B	4.00	8-15-2051	870,000	735,102
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	529,258
California Municipal Finance Authority Special Finance Agency Essential Housing Revenue Bond Series 2021A-2 Junior Bonds Latitude33 144A	4.00	12-1-2045	1,500,000	1,156,437
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	1,800,000	1,388,061
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	625,000	655,483
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2033	600,000	606,056
The accompanying notes are an integral part of these financial statements.

14  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00%	5-15-2034	$ 700,000	$ 703,216
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2035	700,000	696,654
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2036	600,000	591,052
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2037	700,000	681,200
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2038	750,000	724,121
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	6,570,154
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	5,439,334
California Municipal Finance Authority Student Housing Revenue Series 2021 CHF Davis II LLC Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2040	1,100,000	1,041,078
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Altana Glendale Series A-2 144A	4.00	10-1-2056	2,000,000	1,460,065
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2021B 144A	4.00	5-1-2057	1,500,000	1,041,072
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2022B 144A	5.00	9-1-2037	980,000	925,401
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	1,000,000	686,831
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,057,786
Independent Cities California Finance Authority Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,031,128
Independent Cities California Finance Authority Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,588,540
				56,288,865
Miscellaneous revenue: 12.81%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,023,050
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,187,256
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,089,357
California CDA Community Infrastructure Program Series 2021A	4.00	9-2-2041	995,000	866,060
California Communities Series A	5.00	9-2-2047	1,995,000	2,025,892
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	1,752,210
California Infrastructure & Economic Development Bank King City Joint Union High School	5.75	8-15-2029	2,150,000	2,151,792
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,272,666
California Municipal Finance Authority Refunding Bond Southwestern Law School Series 2021	4.00	11-1-2041	575,000	505,250
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
California Public Works Board Judicial Council Projects Series A	5.00%	3-1-2038	$ 7,000,000	$ 7,018,920
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,044,518
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,488,976
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,183,215
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,458,790
Hayward Unified School District Certificates of Participation Series 2022	5.25	8-1-2052	8,000,000	8,287,370
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2041	1,700,000	1,660,420
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2051	750,000	680,990
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	753,607
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	415,781
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,495,000	1,513,054
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,361,221
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,932,231
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,625,201
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,476,031
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	559,172
North Coast County Water District San Mateo County Certificate of Participation 2021 (AGM Insured)	4.00	10-1-2051	1,745,000	1,665,140
Porterville CA Water Revenue Certificate of Participation Water System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	907,678
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (NPFGC Insured) ¤	0.00	6-1-2026	10,000,000	8,952,620
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,374,497
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,203,147
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,917,251
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,476
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	599,206
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	3,690,628
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	5,571,117
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	1,985,671
				96,700,461
Tax revenue: 14.71%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2043	750,000	762,958
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2048	1,100,000	1,110,051
The accompanying notes are an integral part of these financial statements.

16  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00%	9-1-2043	$ 750,000	$ 762,958
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2048	1,035,000	1,044,457
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	3,657,883
California CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,439,081
California CDA Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,072,888
California CDA Special Tax Community Facilities District #2020-02	4.00	9-1-2051	1,150,000	965,419
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2032	1,050,000	1,103,862
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2034	1,250,000	1,296,077
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,502,168
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	911,562
Chino CA Community Facilities District Special Tax Bond #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,533,965
Chula Vista CA Community Facilities District Special Tax Bond #16-I Improvement Area #1	5.00	9-1-2043	445,000	454,909
Chula Vista CA Community Facilities District Special Tax Bond #16-I Improvement Area #1	5.00	9-1-2048	895,000	908,491
City of Roseville CA	5.00	9-1-2045	1,280,000	1,308,567
Corona CA Community Facilities District Special Tax Bond #2018-1 Improvement Area #1 Series A	5.00	9-1-2048	1,000,000	1,011,428
Corona Norco CA Unified School Districts Special Tax Bond Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,522,611
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,556,453
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,570,992
Fairfield CA Community Facilities District Special Tax Bond #2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,037,705
Folsom Ranch Financing Authority California Facilities District #20 Russell Ranch	5.00	9-1-2048	1,650,000	1,625,888
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,736,981
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	324,598
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	541,319
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,073,504
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,553,799
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,687,733
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00%	8-1-2033	$ 1,200,000	$ 1,284,195
Los Angeles CA Community Facilities District #11 Ponte Vista Special Tax Series 2021	4.00	9-1-2046	1,250,000	1,076,102
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,670,598
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,188,387
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	1,978,416
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	1,937,858
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,711,706
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,189,422
River Islands PFA California Community Facilities District No. 2016-1 (AGM Insured)	5.25	9-1-2052	2,000,000	2,151,345
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,624,118
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,022,979
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	3,906,124
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,218,089
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	965,000	978,217
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,175,000	1,185,106
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	866,836
San Francisco CA City & County Community Facilities District #2014-1 Transbay Transit Center Special Tax Bonds Series 2022A	5.00	9-1-2052	1,000,000	1,049,611
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2051	1,250,000	1,052,693
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island Series 2021	4.00	9-1-2041	1,000,000	899,591
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #2 Special Tax Treasure Island Series 2022A 144A	4.00	9-1-2052	1,750,000	1,465,588
San Francisco CA City & County Community Facilities District #2020-1 Mission Rock Facilities and Services Special Tax Series 2021C 144A	4.00	9-1-2051	3,900,000	3,095,104
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,398,926
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,574,822
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,585,881
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,763,953
The accompanying notes are an integral part of these financial statements.

18  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00%	9-1-2028	$ 1,290,000	$ 1,333,542
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,369,723
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,420,016
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	359,500
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	415,557
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	264,404
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	259,723
Temescal Valley Water District Improvement Area #2 2021 Special Tax Bonds	4.00	9-1-2051	930,000	779,356
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	2,787,361
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,049,982
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,225,587
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	760,085
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,008,364
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,047,534
				111,034,708
Tobacco revenue: 0.86%
California County CA Tobacco Securitization Agency	5.00	6-1-2050	1,170,000	1,154,474
California County CA Tobacco Securitization Agency CAB ¤	0.00	6-1-2055	14,000,000	2,577,366
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,213,711
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00	6-1-2060	3,250,000	504,899
				6,450,450
Transportation revenue: 0.25%
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,000,000	1,850,722
Utilities revenue: 6.49%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,222,076
Imperial Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,103,254
Imperial Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	3,877,150
Imperial Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,622,309
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lassen CA Municipal Utility District Certificate of Participation	4.00%	5-1-2038	$ 2,615,000	$ 2,482,621
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2041	2,250,000	2,112,728
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2046	4,395,000	4,049,666
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2051	2,340,000	2,109,416
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	12,747,203
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	4,942,879
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	935,000	1,034,853
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	466,912
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,972,060
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,042,741
Walnut Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,202,643
				48,988,511
Water & sewer revenue: 2.62%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,139,470
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,028,008
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,775,254
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,056,050
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,062,908
Merced Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,127,405
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,563,587
				19,752,682
				719,853,487
Guam: 0.87%
Tax revenue: 0.12%
Guam Government Business Privilege Tax Revenue Refunding Bond Series 2021 F	4.00	1-1-2036	1,000,000	934,523
Water & sewer revenue: 0.75%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,516,688
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,163,551
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	991,081
				5,671,320
				6,605,843
Illinois: 1.35%
Miscellaneous revenue: 1.35%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	10,204,916
The accompanying notes are an integral part of these financial statements.

20  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 0.67%
Industrial development revenue: 0.67%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00%	1-1-2029	$ 5,000,000	$ 5,097,140
Ohio: 0.08%
Tobacco revenue: 0.08%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	572,241
Texas: 0.07%
Resource recovery revenue: 0.07%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	4.21	4-1-2040	500,000	500,000
Total Municipal obligations (Cost $762,021,637)				742,833,627

		Yield	Shares
Short-term investments: 0.68%
Investment companies: 0.68%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		3.56	5,114,208	5,115,231
Total Short-term investments (Cost $5,114,988)				5,115,231
Total investments in securities (Cost $767,136,625)	99.11%			747,948,858
Other assets and liabilities, net	0.89			6,695,853
Total net assets	100.00%			$754,644,711

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$11,287,598	$238,834,962	$(245,005,594)	$(1,435)	$(300)	$5,115,231	5,114,208	$156,507
The accompanying notes are an integral part of these financial statements.

22  |  Allspring California Tax-Free Fund

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $762,021,637)	$ 742,833,627
Investments in affiliated securities, at value (cost $5,114,988)	5,115,231
Cash	618
Receivable for interest	9,955,421
Receivable for Fund shares sold	1,693,022
Prepaid expenses and other assets	58,000
Total assets	759,655,919
Liabilities
Payable for Fund shares redeemed	3,944,046
Dividends payable	607,084
Management fee payable	209,586
Administration fees payable	85,356
Distribution fee payable	7,403
Trustees’ fees and expenses payable	790
Accrued expenses and other liabilities	156,943
Total liabilities	5,011,208
Total net assets	$754,644,711
Net assets consist of
Paid-in capital	$ 850,818,800
Total distributable loss	(96,174,089)
Total net assets	$754,644,711
Computation of net asset value and offering price per share
Net assets – Class A	$ 345,629,824
Shares outstanding – Class A1	32,993,204
Net asset value per share – Class A	$10.48
Maximum offering price per share – Class A2	$10.97
Net assets – Class C	$ 10,757,039
Shares outstanding – Class C1	1,006,960
Net asset value per share – Class C	$10.68
Net assets – Administrator Class	$ 162,601,243
Shares outstanding – Administrator Class[1]	15,492,256
Net asset value per share – Administrator Class	$10.50
Net assets – Institutional Class	$ 235,656,605
Shares outstanding – Institutional Class[1]	22,453,357
Net asset value per share – Institutional Class	$10.50
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  23

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 17,644,494
Income from affiliated securities	156,507
Total investment income	17,801,001
Expenses
Management fee	1,826,543
Administration fees
Class A	299,756
Class C	8,881
Administrator Class	135,586
Institutional Class	113,967
Shareholder servicing fees
Class A	467,622
Class C	13,819
Administrator Class	337,770
Distribution fee
Class C	41,458
Custody and accounting fees	26,722
Professional fees	34,990
Registration fees	30,557
Shareholder report expenses	19,407
Trustees’ fees and expenses	11,160
Other fees and expenses	3,919
Total expenses	3,372,157
Less: Fee waivers and/or expense reimbursements
Fund-level	(58,742)
Class A	(128,675)
Class C	(3,268)
Administrator Class	(266,070)
Net expenses	2,915,402
Net investment income	14,885,599
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(29,970,088)
Affiliated securities	(1,435)
Net realized losses on investments	(29,971,523)
Net change in unrealized gains (losses) on
Unaffiliated securities	11,237,346
Affiliated securities	(300)
Net change in unrealized gains (losses) on investments	11,237,046
Net realized and unrealized gains (losses) on investments	(18,734,477)
Net decrease in net assets resulting from operations	$ (3,848,878)
The accompanying notes are an integral part of these financial statements.

24  |  Allspring California Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 14,885,599		$ 33,632,993
Net realized losses on investments		(29,971,523)		(19,017,886)
Net change in unrealized gains (losses) on investments		11,237,046		(139,862,538)
Net decrease in net assets resulting from operations		(3,848,878)		(125,247,431)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,691,671)		(12,231,031)
Class C		(127,457)		(290,228)
Administrator Class		(4,363,679)		(10,633,943)
Institutional Class		(4,703,548)		(10,482,832)
Total distributions to shareholders		(14,886,355)		(33,638,034)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,394,177	14,571,152	8,830,381	104,258,640
Class C	86,006	913,270	77,931	931,768
Administrator Class	6,872,600	72,820,451	7,732,532	89,652,025
Institutional Class	7,418,692	78,398,109	13,875,016	158,722,682
		166,702,982		353,565,115
Reinvestment of distributions
Class A	511,836	5,362,049	1,008,834	11,677,026
Class C	11,777	125,713	24,246	287,042
Administrator Class	405,760	4,263,818	907,189	10,502,816
Institutional Class	186,801	1,961,656	392,088	4,547,445
		11,713,236		27,014,329
Payment for shares redeemed
Class A	(7,649,361)	(81,091,718)	(11,212,029)	(130,013,134)
Class C	(154,104)	(1,656,416)	(579,735)	(6,824,136)
Administrator Class	(23,945,407)	(250,288,503)	(7,910,999)	(89,148,723)
Institutional Class	(13,705,016)	(143,920,577)	(17,310,888)	(195,721,790)
		(476,957,214)		(421,707,783)
Net decrease in net assets resulting from capital share transactions		(298,540,996)		(41,128,339)
Total decrease in net assets		(317,276,229)		(200,013,804)
Net assets
Beginning of period		1,071,920,940		1,271,934,744
End of period		$ 754,644,711		$1,071,920,940
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.65	$12.13	$11.91	$11.91	$11.64	$11.83
Net investment income	0.16	0.30	0.32	0.35	0.37	0.37
Net realized and unrealized gains (losses) on investments	(0.17)	(1.48)	0.22	(0.00) [1]	0.28	(0.19)
Total from investment operations	(0.01)	(1.18)	0.54	0.35	0.65	0.18
Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.32)	(0.35)	(0.38)	(0.37)
Net asset value, end of period	$10.48	$10.65	$12.13	$11.91	$11.91	$11.64
Total return[2]	(0.06)%	(9.90)%	4.59%	2.93%	5.70%	1.55%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.81%	0.81%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.04%	2.57%	2.66%	2.92%	3.22%	3.15%
Supplemental data
Portfolio turnover rate	4%	17%	9%	23%	9%	33%
Net assets, end of period (000s omitted)	$345,630	$412,553	$486,668	$494,450	$482,395	$443,165

[1]	Amount is more than $(0.005)
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring California Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.86	$12.37	$12.14	$12.15	$11.87	$12.07
Net investment income	0.13	0.22	0.24	0.27	0.29	0.29
Net realized and unrealized gains (losses) on investments	(0.18)	(1.51)	0.23	(0.02)	0.29	(0.20)
Total from investment operations	(0.05)	(1.29)	0.47	0.25	0.58	0.09
Distributions to shareholders from
Net investment income	(0.13)	(0.22)	(0.24)	(0.26)	(0.30)	(0.29)
Net asset value, end of period	$10.68	$10.86	$12.37	$12.14	$12.15	$11.87
Total return[1]	(0.50)%	(10.58)%	3.86%	2.08%	4.95%	0.74%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.56%	1.56%	1.56%	1.58%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.30%	1.80%	1.91%	2.18%	2.47%	2.40%
Supplemental data
Portfolio turnover rate	4%	17%	9%	23%	9%	33%
Net assets, end of period (000s omitted)	$10,757	$11,548	$19,066	$27,413	$32,758	$47,831

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.67	$12.16	$11.93	$11.94	$11.66	$11.86
Net investment income	0.17	0.32	0.34	0.37	0.40	0.39
Net realized and unrealized gains (losses) on investments	(0.17)	(1.49)	0.24	(0.01)	0.28	(0.20)
Total from investment operations	0.00	(1.17)	0.58	0.36	0.68	0.19
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.35)	(0.37)	(0.40)	(0.39)
Net asset value, end of period	$10.50	$10.67	$12.16	$11.93	$11.94	$11.66
Total return[1]	0.04%	(9.77)%	4.89%	3.05%	5.99%	1.67%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.75%	0.75%	0.77%	0.77%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.22%	2.78%	2.86%	3.13%	3.43%	3.34%
Supplemental data
Portfolio turnover rate	4%	17%	9%	23%	9%	33%
Net assets, end of period (000s omitted)	$162,601	$343,154	$382,093	$301,919	$231,252	$186,626

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring California Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.67	$12.16	$11.93	$11.94	$11.66	$11.86
Net investment income	0.18	0.33	0.35	0.38	0.41	0.40
Net realized and unrealized gains (losses) on investments	(0.17)	(1.49)	0.23	(0.01)	0.28	(0.20)
Total from investment operations	0.01	(1.16)	0.58	0.37	0.69	0.20
Distributions to shareholders from
Net investment income	(0.18)	(0.33)	(0.35)	(0.38)	(0.41)	(0.40)
Net asset value, end of period	$10.50	$10.67	$12.16	$11.93	$11.94	$11.66
Total return[1]	0.07%	(9.71)%	4.96%	3.12%	6.07%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.48%	0.48%	0.48%	0.50%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.30%	2.83%	2.93%	3.19%	3.49%	3.42%
Supplemental data
Portfolio turnover rate	4%	17%	9%	23%	9%	33%
Net assets, end of period (000s omitted)	$235,657	$304,666	$384,108	$328,107	$293,180	$287,616

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  29

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund (the "Fund") which is a non-diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax

30  |  Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $767,267,219 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 14,063,333
Gross unrealized losses	(33,381,694)
Net unrealized losses	$(19,318,361)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $34,053,224 in short-term capital losses and $12,887,996 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 742,833,627	$0	$ 742,833,627
Short-term investments
Investment companies	5,115,231	0	0	5,115,231
Total assets	$5,115,231	$742,833,627	$0	$747,948,858
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment

Allspring California Tax-Free Fund  |  31

Notes to financial statements (unaudited)
objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Administrator Class	0.55
Institutional Class	0.48

32  |  Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $3,675 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $20,020,000, $49,021,389 and $(410,034) in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $36,793,535 and $305,611,335, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund's investments were concentrated in the state of California.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring California Tax-Free Fund  |  33

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34  |  Allspring California Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring California Tax-Free Fund  |  35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

36  |  Allspring California Tax-Free Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring California Tax-Free Fund  |  37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-xiokoisn 02-23
SAR0032 12-22

Semi-Annual Report
December 31, 2022
Allspring
High Yield Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring High Yield Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring High Yield Municipal Bond Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring High Yield Municipal Bond Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring High Yield Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring High Yield Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Derby, Terry J. Goode, Kerry Laurin

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WHYMX)	1-31-2013	-15.96	0.36	2.76	-11.98	1.29	3.23	1.11	0.80
Class C (WHYCX)	1-31-2013	-13.64	0.53	2.61	-12.64	0.53	2.61	1.86	1.55
Class R6 (EKHRX)[3]	7-31-2018	–	–	–	-11.78	1.59	3.52	0.73	0.50
Administrator Class (WHYDX)	1-31-2013	–	–	–	-11.87	1.40	3.35	1.05	0.70
Institutional Class (WHYIX)	1-31-2013	–	–	–	-11.76	1.54	3.49	0.78	0.55
High Yield Municipal Bond Blended Index[4]	–	–	–	–	-11.29	2.11	2.90 *	–	–
Bloomberg High Yield Municipal Bond Index[5]	–	–	–	–	-13.10	2.63	3.40 *	–	–
Bloomberg Municipal Bond Index[6]	–	–	–	–	-8.53	1.25	2.11 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6, 0.70% for Administrator Class, and 0.55% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. Effective November 1, 2019, the Fund’s benchmark changed from Bloomberg Municipal Bond Index to the High Yield Municipal Bond Blended Index to better match the Fund’s investment strategy. You cannot invest directly in an index.
[5]	The Bloomberg High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring High Yield Municipal Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to municipal securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring High Yield Municipal Bond Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring High Yield Municipal Bond Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 992.00	$4.02	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$ 988.24	$7.77	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class R6
Actual	$1,000.00	$ 993.42	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Administrator Class
Actual	$1,000.00	$ 992.59	$3.47	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Institutional Class
Actual	$1,000.00	$ 993.25	$2.76	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring High Yield Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 89.30%
Alabama: 0.47%
Water & sewer revenue: 0.47%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00%	10-1-2027	$ 920,000	$ 740,039
Arizona: 1.86%
Education revenue: 0.46%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses 144A	5.00	7-1-2023	55,000	55,478
Phoenix AZ IDA Legacy Traditional School Project Series A 144A	6.50	7-1-2034	500,000	512,238
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	170,000	172,043
				739,759
Health revenue: 1.40%
Pima County AZ IDA Senior Living Revenue Bonds Series 2022A 144A	7.00	11-15-2057	1,000,000	1,019,122
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,202,676
				2,221,798
				2,961,557
California: 4.18%
Education revenue: 0.28%
California Infrastructure & Economic Development Bank Senior WFCS Portfolio Projects Series A1 144A	5.00	1-1-2056	250,000	185,195
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	255,885
				441,080
Health revenue: 1.26%
California Municipal Finance Authority Palomar Health Certificate of Participation Series 2022A (AGM Insured)	5.25	11-1-2052	500,000	526,871
California PFA Living Enso Village Project Refunding Bond Series A 144A	5.00	11-15-2046	500,000	420,810
California Statewide CDA Revenue Bonds Enloe Medical Center Series 2022A (AGM Insured)	5.25	8-15-2052	1,000,000	1,052,039
				1,999,720
Housing revenue: 1.30%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	382,454
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00	12-31-2043	1,000,000	1,006,286
The accompanying notes are an integral part of these financial statements.

10  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00%	4-1-2057	$ 500,000	$ 343,416
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	425,000	331,755
				2,063,911
Miscellaneous revenue: 0.61%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	976,686
Tax revenue: 0.53%
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	849,732
Tobacco revenue: 0.20%
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00	6-1-2060	2,000,000	310,707
				6,641,836
Colorado: 9.25%
Airport revenue: 0.64%
Denver Department of Aviation Airport System Revenue Bonds Series 2022D	5.00	11-15-2053	1,000,000	1,019,115
Education revenue: 2.12%
Colorado Board of Trustees School of Mines Institutional Enterprise Revenue Bonds Series 2022B (AGM Insured)	5.25	12-1-2052	2,750,000	2,944,137
Educational & Cultural Facilities Authority Charter School New Summit 144A	4.00	7-1-2061	600,000	417,860
				3,361,997
GO revenue: 5.58%
Aurora Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	922,878
Berthoud-Heritage Metropolitan District #10 Senior Limited Tax GO Bonds Series 2022A	4.75	12-1-2052	500,000	383,623
Chambers Highpoint Metropolitan District #2	5.00	12-1-2051	830,000	694,496
Clear Creek Transit Metropolitan District #2 Series A	5.00	12-1-2050	1,000,000	835,751
Colorado Pronghorn Valley Metropolitan District #1 Limited Tax Series A	4.00	12-1-2051	250,000	180,936
Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	791,269
Denver International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,111,389
Great Western Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	827,533
Hogback Metropolitan District Jefferson City Limited Tax Series 2021-A	5.00	12-1-2051	585,000	489,494
Murphy Creek Metropolitan District #5 GO Limited Tax Bonds Series A	6.00	12-1-2052	1,000,000	936,853
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Westgate Metropolitan District City of Colorado Springs GO Limited Tax Bonds Series 2022	5.13%	12-1-2051	$1,000,000	$ 825,721
Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	966,000	870,649
				8,870,592
Tax revenue: 0.60%
Pueblo Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	956,616
Transportation revenue: 0.31%
High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	500,344
				14,708,664
Connecticut: 0.38%
GO revenue: 0.38%
Hartford CT Series A	4.00	4-1-2032	325,000	325,704
Hartford CT Series A	5.00	4-1-2024	105,000	105,520
Hartford CT Series B	5.00	4-1-2033	50,000	50,247
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	45,072
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	70,112
				596,655
Delaware: 0.65%
Education revenue: 0.65%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,030,651
District of Columbia: 0.28%
Tobacco revenue: 0.28%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	446,441
Florida: 3.72%
Education revenue: 2.18%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	1,882,160
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	255,637
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	500,000	331,744
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	991,329
				3,460,870
Health revenue: 0.69%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	225,888
Lee County IDA HCFR Bond Series 2022A	5.25	10-1-2052	1,000,000	865,555
				1,091,443
Miscellaneous revenue: 0.62%
City of Leesburg FL Special Assessment Revenue Bond Series 2022	5.13	5-1-2037	1,000,000	994,411
The accompanying notes are an integral part of these financial statements.

12  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.23%
Charlotte County FL IDA Town and Country Utilities Project Series A 144A	4.00%	10-1-2051	$ 500,000	$ 365,529
				5,912,253
Georgia: 2.96%
Education revenue: 0.83%
Georgia Private Colleges & Universities Authority Mercer University Project Series 2022	5.25	10-1-2051	1,250,000	1,316,390
Housing revenue: 0.51%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	805,605
Transportation revenue: 0.63%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	1,000,000	1,007,073
Utilities revenue: 0.99%
Georgia Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series A	5.00	5-15-2049	1,610,000	1,573,757
				4,702,825
Guam: 0.30%
Airport revenue: 0.30%
Guam Antonio B. Won Pat International Airport Authority Refunding Bond Series A %%	5.38	10-1-2043	500,000	478,975
Idaho: 0.16%
Education revenue: 0.16%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	250,567
Illinois: 8.75%
Education revenue: 0.91%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	250,000	192,347
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	505,000	515,072
Illinois Finance Authority Charter School Art in Motion Project Social Bonds Series A 144A	5.00	7-1-2051	1,000,000	735,160
				1,442,579
GO revenue: 3.80%
Chicago IL Board of Education CAB School Reform Series A (NPFGC Insured) ¤	0.00	12-1-2025	500,000	446,924
Chicago IL Series 2023A %%	5.50	1-1-2041	500,000	516,414
Chicago IL Series 2023A %%	5.50	1-1-2043	500,000	515,161
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,581,927
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	656,994
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	590,000
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00%	1-1-2033	$1,000,000	$ 678,676
Will County IL Community High School Refunding Bond Series A (BAM Insured)	3.25	1-1-2030	450,000	450,000
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	685,000	597,669
				6,033,765
Health revenue: 1.26%
Illinois Finance Authority Revenue Bonds Series 2020C (JPMorgan Chase & Company SPA) ø	3.65	8-15-2049	2,000,000	2,000,000
Miscellaneous revenue: 1.95%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,446,000	1,446,781
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	685,159
Illinois Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bond Series A	5.00	6-15-2050	1,000,000	974,104
				3,106,044
Tax revenue: 0.83%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,323,135
				13,905,523
Indiana: 1.30%
Education revenue: 1.30%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	2,055,000	2,065,149
Iowa: 0.24%
Tobacco revenue: 0.24%
Iowa Tobacco Settlement Authority CAB Asset-Backed Bonds Class 2 Series B-2 ¤	0.00	6-1-2065	3,490,000	376,538
Kansas: 1.32%
Health revenue: 0.53%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	849,291
Tax revenue: 0.79%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	320,000	294,283
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	2,760,000	962,530
				1,256,813
				2,106,104
The accompanying notes are an integral part of these financial statements.

14  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.57%
Health revenue: 0.57%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50%	11-15-2035	$1,000,000	$ 899,124
Maryland: 1.83%
Education revenue: 0.65%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,030,010
Miscellaneous revenue: 0.25%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	389,870
Transportation revenue: 0.93%
Maryland Economic Development Corporation Private Activity Revenue Bonds Series B	5.25	6-30-2055	1,500,000	1,482,866
				2,902,746
Massachusetts: 0.57%
Health revenue: 0.57%
Massachusetts Development Finance Agency Revenue Refunding Bond Series 2022	5.13	1-1-2040	1,000,000	906,579
Michigan: 1.98%
Education revenue: 0.25%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	123,025
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	277,500	277,579
				400,604
Miscellaneous revenue: 0.77%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	75,000	74,497
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	1,000,000	1,002,399
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	150,000	150,098
				1,226,994
Tax revenue: 0.96%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	18,416
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	502,988
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	997,727
				1,519,131
				3,146,729
Minnesota: 2.43%
Education revenue: 1.67%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40	7-1-2025	65,000	64,591
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00%	7-1-2030	$ 195,000	$ 195,996
Ramsey MN Charter School PACT Project Series 2022A	5.00	6-1-2032	1,000,000	974,340
St. Cloud MN Charter School Lease Revenue Bonds Athlos Academy of St. Cloud Series A 144A	5.25	6-1-2032	1,000,000	940,792
Woodbury MN Charter School Woodbury Leadership Academy	4.00	7-1-2051	660,000	473,796
				2,649,515
Health revenue: 0.30%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	495,000	486,390
Housing revenue: 0.46%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	334,770
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	399,660
				734,430
				3,870,335
Missouri: 0.37%
Tax revenue: 0.37%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	15,000	14,269
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	595,000	579,463
				593,732
New Jersey: 3.86%
Education revenue: 0.74%
Camden County NJ Improvement Authority Charter School Revenue Bond Series 2022 144A	5.00	7-15-2042	1,175,000	1,171,950
GO revenue: 0.65%
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2027	1,000,000	1,043,174
Industrial development revenue: 0.16%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	248,375
Miscellaneous revenue: 0.64%
New Jersey EDA Transit Transportation Project Bonds Series A	5.00	11-1-2044	1,000,000	1,019,186
Transportation revenue: 1.67%
New Jersey TTFA Transportation Program Bonds Series CC	5.50	6-15-2050	500,000	534,722
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	1,000,000	1,029,100
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	1,075,000	1,091,059
				2,654,881
				6,137,566
The accompanying notes are an integral part of these financial statements.

16  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 10.65%
Airport revenue: 2.27%
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2016	5.00%	7-1-2046	$1,000,000	$ 957,395
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2016A	5.25	1-1-2050	1,000,000	971,767
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2022	5.00	12-1-2041	1,660,000	1,675,214
				3,604,376
Education revenue: 4.02%
Build NYC Resource Corporation Friends of Hellenic Classical 144A	5.00	12-1-2041	1,200,000	1,043,294
Build NYC Resource Corporation Revenue Bonds Series 2022 144A	5.75	6-1-2052	1,000,000	995,720
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	500,000	368,395
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	956,306
Hempstead NY Local Development Corporation The Evergreen Charter School Project Series A	5.25	6-15-2052	2,000,000	1,874,911
New York Dormitory Authority Supported Debt St. Joseph's College	4.00	7-1-2035	400,000	384,261
New York Dormitory Authority Supported Debt St. Joseph's College	5.00	7-1-2051	750,000	763,239
				6,386,126
GO revenue: 1.38%
New York GO Fiscal 2023 Series B	5.25	10-1-2047	2,000,000	2,199,235
Health revenue: 0.63%
Westchester County NY Local Development Corporation Revenue Bond Series 2016	5.00	11-1-2046	1,000,000	994,448
Tobacco revenue: 0.16%
Suffolk County NY Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds ¤	0.00	6-1-2066	2,500,000	258,103
Transportation revenue: 2.19%
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations Revenue Bonds Series 2016A	5.00	11-15-2056	2,000,000	1,982,371
Metropolitan Transportation Authority Revenue Green Bonds Series 2020C	5.25	11-15-2055	1,500,000	1,499,899
				3,482,270
				16,924,558
Ohio: 3.88%
Education revenue: 1.13%
Ohio Higher Education Facility Commission The Capital University of Higher Educational 2022 Project	6.00	9-1-2052	1,250,000	1,281,133
Ohio Higher Education Facility Commission The Cleveland Institute of Music 2022 Project	5.38	12-1-2052	500,000	505,747
				1,786,880
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.21%
Ohio Treasurer Private Activity Bonds Series 2015	5.00%	6-30-2053	$2,000,000	$ 1,923,117
Resource recovery revenue: 0.43%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00	12-1-2042	1,000,000	687,289
Tobacco revenue: 1.11%
Buckeye Tobacco Settlement Financing Authority	5.00	6-1-2055	985,000	854,980
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	915,586
				1,770,566
				6,167,852
Oregon: 1.29%
Health revenue: 1.29%
Hospital Facility Authority of Polk County Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	345,000	340,639
Oregon Facilities Authority Revenue Refunding Bond Samaritan Health Services Project Series A	5.00	10-1-2040	1,685,000	1,715,658
				2,056,297
Pennsylvania: 4.31%
Education revenue: 0.40%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	25,000	25,178
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	233,496
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	379,981
				638,655
Health revenue: 2.73%
Lancaster County Hospital Authority Series 2021	5.00	11-1-2051	1,000,000	1,009,284
Pennsylvania EDFA Private Activity Revenue Bonds Series 2022	5.25	6-30-2053	2,500,000	2,447,876
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	877,451
				4,334,611
Miscellaneous revenue: 0.54%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	915,000	853,159
Utilities revenue: 0.64%
Philadelphia PA Gas Works Revenue Bonds Fifteenth Series	5.00	8-1-2047	1,000,000	1,023,997
				6,850,422
South Carolina: 2.70%
Education revenue: 0.64%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75	10-1-2045	500,000	440,131
The accompanying notes are an integral part of these financial statements.

18  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	5.75%	11-1-2023	$ 35,000	$ 35,760
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.25	11-1-2045	500,000	537,524
				1,013,415
Health revenue: 0.50%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	803,505
Resource recovery revenue: 0.30%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	1,000,000	400,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond †	8.00	12-6-2029	100,000	81,559
				481,559
Utilities revenue: 1.26%
Tender Option Bond Trust Receipts (AGM Insured, Barclays Bank plc LIQ) 144Aø	3.78	12-1-2052	2,000,000	2,000,000
				4,298,479
Tennessee: 1.96%
Health revenue: 1.26%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	3.63	6-1-2042	2,000,000	2,000,000
Tax revenue: 0.70%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	606,499
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	503,142
				1,109,641
				3,109,641
Texas: 5.71%
Education revenue: 2.13%
Arlington TX Higher Education Finance Corporation Refunding Bond Legacy Traditional Schools Series A 144A	6.38	2-15-2052	1,500,000	1,458,336
Arlington TX Higher Education Finance Corporation Refunding Bond Wayside Schools Series A	4.00	8-15-2046	860,000	652,268
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	326,075
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,000,000	957,445
				3,394,124
GO revenue: 0.60%
Port Isabel TX Series 2019 144A	5.10	2-15-2049	950,000	959,548
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 1.26%
Port Corpus Christi Solid Waste Disposal Revenue Bonds Series 2002A 144Aø	3.90%	7-1-2029	$2,000,000	$ 2,000,000
Tax revenue: 0.26%
Baytown TX Municipal Development District Hotel Second Lien Baytown Convention 144A	5.00	10-1-2050	500,000	410,689
Transportation revenue: 1.33%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	5.00	6-30-2058	2,000,000	1,907,534
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	203,695
				2,111,229
Utilities revenue: 0.13%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	200,583
				9,076,173
Utah: 1.55%
Education revenue: 0.58%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	5.00	6-15-2041	1,020,000	925,035
Miscellaneous revenue: 0.45%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,000,000	712,421
Tax revenue: 0.52%
Utah Inland Port Authority Crossroads Public Infrastructure District Tax Differential Revenue 144A	4.38	6-1-2052	1,000,000	827,250
				2,464,706
Virginia: 1.67%
Health revenue: 0.49%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	777,604
Transportation revenue: 1.18%
Virginia Small Business Financing Authority Private Activity Revenue Bonds Series 2017	5.00	12-31-2052	2,000,000	1,884,636
				2,662,240
Washington: 0.48%
Health revenue: 0.48%
Washington Health Care Facilities Authority Revenue Bonds Series 2020	5.00	9-1-2050	750,000	765,207
West Virginia: 0.95%
Tax revenue: 0.95%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,512,667
The accompanying notes are an integral part of these financial statements.

20  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 6.72%
Education revenue: 4.70%
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00%	7-1-2024	$ 160,000	$ 161,442
Wisconsin PFA Education Revenue Bond Uwharrie Charter Academy Project Series 2022-A 144A	5.00	6-15-2042	1,310,000	1,180,229
Wisconsin PFA Education Revenue Bonds Eastern Michigan University Student Housing Project Series 2022 (BAM Insured)	5.50	7-1-2052	500,000	543,340
Wisconsin PFA Education Revenue Bonds Triad Educational Services Series 2022	5.00	6-15-2042	1,140,000	1,110,798
Wisconsin PFA Education Revenue Bonds Triad Educational Services Series 2022	5.25	6-15-2052	1,610,000	1,557,440
Wisconsin PFA Educational Facility Revenue Refunding Bond Estancia Valley Classical 144A	4.25	7-1-2051	1,000,000	702,854
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,003,559
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,214,669
				7,474,331
Health revenue: 0.76%
Wisconsin HEFA Revenue Bond Senior Housing Incorporate Series A	5.25	8-1-2048	1,500,000	1,215,201
Housing revenue: 1.26%
Wisconsin Housing and Economic Development Authority Demand Home Ownership Revenue Bonds Series E (FHLB SPA) ø	3.78	9-1-2035	2,000,000	2,000,000
				10,689,532
Total Municipal obligations (Cost $151,088,608)				141,958,362

		Yield	Shares
Short-term investments: 3.79%
Investment companies: 3.79%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		3.56	6,019,760	6,020,964
Total Short-term investments (Cost $6,020,964)				6,020,964
Total investments in securities (Cost $157,109,572)	93.09%			147,979,326
Other assets and liabilities, net	6.91			10,984,632
Total net assets	100.00%			$158,963,958

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$5,593,920	$64,626,698	$(64,194,817)	$(4,837)	$0	$6,020,964	6,019,760	$71,423
The accompanying notes are an integral part of these financial statements.

22  |  Allspring High Yield Municipal Bond Fund

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $151,088,608)	$ 141,958,362
Investments in affiliated securities, at value (cost $6,020,964)	6,020,964
Receivable for Fund shares sold	11,823,812
Receivable for interest	1,761,565
Prepaid expenses and other assets	44,793
Total assets	161,609,496
Liabilities
Payable for when-issued transactions	1,531,960
Payable for Fund shares redeemed	964,533
Dividends payable	54,023
Management fee payable	38,350
Administration fees payable	13,707
Distribution fee payable	4,469
Trustees’ fees and expenses payable	1,888
Accrued expenses and other liabilities	36,608
Total liabilities	2,645,538
Total net assets	$158,963,958
Net assets consist of
Paid-in capital	$ 171,023,093
Total distributable loss	(12,059,135)
Total net assets	$158,963,958
Computation of net asset value and offering price per share
Net assets – Class A	$ 41,572,627
Shares outstanding – Class A1	4,475,723
Net asset value per share – Class A	$9.29
Maximum offering price per share – Class A2	$9.73
Net assets – Class C	$ 6,760,918
Shares outstanding – Class C1	727,827
Net asset value per share – Class C	$9.29
Net assets – Class R6	$ 23,021
Shares outstanding – Class R6[1]	2,473
Net asset value per share – Class R6	$9.31
Net assets – Administrator Class	$ 7,713,339
Shares outstanding – Administrator Class[1]	830,089
Net asset value per share – Administrator Class	$9.29
Net assets – Institutional Class	$ 102,894,053
Shares outstanding – Institutional Class[1]	11,077,321
Net asset value per share – Institutional Class	$9.29
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  23

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 2,933,368
Income from affiliated securities	71,423
Total investment income	3,004,791
Expenses
Management fee	311,302
Administration fees
Class A	30,752
Class C	5,134
Class R6	4
Administrator Class	3,809
Institutional Class	28,809
Shareholder servicing fees
Class A	47,930
Class C	7,833
Administrator Class	9,493
Distribution fee
Class C	23,498
Custody and accounting fees	4,685
Professional fees	28,687
Registration fees	39,493
Shareholder report expenses	13,145
Trustees’ fees and expenses	11,158
Other fees and expenses	3,333
Total expenses	569,065
Less: Fee waivers and/or expense reimbursements
Fund-level	(119,774)
Class A	(15,087)
Class C	(1,889)
Administrator Class	(4,858)
Net expenses	427,457
Net investment income	2,577,334
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,153,109)
Affiliated securities	(4,837)
Net realized losses on investments	(1,157,946)
Net change in unrealized gains (losses) on investments	(2,462,054)
Net realized and unrealized gains (losses) on investments	(3,620,000)
Net decrease in net assets resulting from operations	$(1,042,666)
The accompanying notes are an integral part of these financial statements.

24  |  Allspring High Yield Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 2,577,334		$ 3,790,032
Net realized losses on investments		(1,157,946)		(1,705,630)
Net change in unrealized gains (losses) on investments		(2,462,054)		(13,871,298)
Net decrease in net assets resulting from operations		(1,042,666)		(11,786,896)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(782,669)		(1,572,805)
Class C		(106,564)		(252,745)
Class R6		(510)		(1,044)
Administrator Class		(159,322)		(384,186)
Institutional Class		(1,571,127)		(1,958,274)
Total distributions to shareholders		(2,620,192)		(4,169,054)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	964,622	9,053,935	1,829,910	19,247,400
Class C	174,562	1,632,129	121,872	1,282,715
Administrator Class	145,952	1,372,248	874,425	8,646,964
Institutional Class	8,547,693	79,769,827	5,497,610	54,759,627
		91,828,139		83,936,706
Reinvestment of distributions
Class A	79,245	742,417	141,735	1,500,548
Class C	11,004	103,096	23,517	249,871
Class R6	55	505	62	645
Administrator Class	8,362	78,498	20,739	219,472
Institutional Class	165,610	1,546,438	185,327	1,946,947
		2,470,954		3,917,483
Payment for shares redeemed
Class A	(451,313)	(4,178,384)	(1,451,197)	(15,179,217)
Class C	(130,570)	(1,231,553)	(231,805)	(2,409,232)
Administrator Class	(221,733)	(2,118,966)	(866,104)	(8,538,467)
Institutional Class	(3,572,323)	(33,097,250)	(3,730,743)	(36,960,703)
		(40,626,153)		(63,087,619)
Net increase in net assets resulting from capital share transactions		53,672,940		24,766,570
Total increase in net assets		50,010,082		8,810,620
Net assets
Beginning of period		108,953,876		100,143,256
End of period		$158,963,958		$108,953,876
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.56	$11.16	$10.43	$10.97	$10.59	$10.37
Net investment income	0.19	0.38	0.41	0.44	0.39	0.40
Net realized and unrealized gains (losses) on investments	(0.26)	(1.56)	0.73	(0.54)	0.38	0.22
Total from investment operations	(0.07)	(1.18)	1.14	(0.10)	0.77	0.62
Distributions to shareholders from
Net investment income	(0.20)	(0.38)	(0.41)	(0.44)	(0.39)	(0.40)
Net realized gains	0.00	(0.04)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.20)	(0.42)	(0.41)	(0.44)	(0.39)	(0.40)
Net asset value, end of period	$9.29	$9.56	$11.16	$10.43	$10.97	$10.59
Total return[1]	(0.80)%	(10.84)%	10.98%	(0.98)%	7.43%	6.11%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.10%	1.14%	1.12%	1.09%	1.07%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.85%
Net investment income	4.01%	3.61%	3.74%	4.05%	3.68%	3.82%
Supplemental data
Portfolio turnover rate	14%	30%	55%	14%	20%	50%
Net assets, end of period (000s omitted)	$41,573	$37,138	$37,514	$24,791	$23,674	$17,086

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring High Yield Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.56	$11.16	$10.44	$10.97	$10.59	$10.37
Net investment income	0.16	0.30	0.32	0.36	0.31	0.32
Net realized and unrealized gains (losses) on investments	(0.27)	(1.55)	0.72	(0.53)	0.38	0.22
Total from investment operations	(0.11)	(1.25)	1.04	(0.17)	0.69	0.54
Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.32)	(0.36)	(0.31)	(0.32)
Net realized gains	0.00	(0.04)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.16)	(0.35)	(0.32)	(0.36)	(0.31)	(0.32)
Net asset value, end of period	$9.29	$9.56	$11.16	$10.44	$10.97	$10.59
Total return[1]	(1.18)%	(11.51)%	10.14%	(1.63)%	6.63%	5.32%
Ratios to average net assets (annualized)
Gross expenses	1.80%	1.84%	1.89%	1.87%	1.84%	1.82%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.60%
Net investment income	3.25%	2.84%	3.02%	3.29%	2.91%	3.09%
Supplemental data
Portfolio turnover rate	14%	30%	55%	14%	20%	50%
Net assets, end of period (000s omitted)	$6,761	$6,435	$8,471	$9,250	$9,955	$8,896

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$9.59	$11.16	$10.44	$10.98	$10.61
Net investment income	0.21	0.42	0.44	0.47	0.39
Net realized and unrealized gains (losses) on investments	(0.28)	(1.55)	0.71	(0.54)	0.37
Total from investment operations	(0.07)	(1.13)	1.15	(0.07)	0.76
Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.43)	(0.47)	(0.39)
Net realized gains	0.00	(0.04)	0.00	0.00	0.00
Total distributions to shareholders	(0.21)	(0.44)	(0.43)	(0.47)	(0.39)
Net asset value, end of period	$9.31	$9.59	$11.16	$10.44	$10.98
Total return[2]	(0.66)%	(10.53)%	11.28%	(0.68)%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.72%	0.76%	0.73%	0.71%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.29%	3.91%	4.07%	4.34%	3.96%
Supplemental data
Portfolio turnover rate	14%	30%	55%	14%	20%
Net assets, end of period (000s omitted)	$23	$23	$26	$25	$26

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring High Yield Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.57	$11.16	$10.44	$10.98	$10.59	$10.37
Net investment income	0.20	0.40	0.42	0.45	0.40	0.41
Net realized and unrealized gains (losses) on investments	(0.28)	(1.55)	0.72	(0.54)	0.39	0.22
Total from investment operations	(0.08)	(1.15)	1.14	(0.09)	0.79	0.63
Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.42)	(0.45)	(0.40)	(0.41)
Net realized gains	0.00	(0.04)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.20)	(0.44)	(0.42)	(0.45)	(0.40)	(0.41)
Net asset value, end of period	$9.29	$9.57	$11.16	$10.44	$10.98	$10.59
Total return[1]	(0.74)%	(10.65)%	11.10%	(0.87)%	7.64%	6.21%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.05%	1.08%	1.05%	1.03%	1.01%
Net expenses	0.69%	0.68%	0.69%	0.70%	0.71%	0.75%
Net investment income	4.12%	3.73%	3.88%	4.12%	3.69%	3.93%
Supplemental data
Portfolio turnover rate	14%	30%	55%	14%	20%	50%
Net assets, end of period (000s omitted)	$7,713	$8,587	$9,692	$11,115	$15,704	$24,627

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.56	$11.15	$10.43	$10.97	$10.59	$10.37
Net investment income	0.21	0.41	0.43	0.46	0.42	0.43
Net realized and unrealized gains (losses) on investments	(0.27)	(1.55)	0.72	(0.53)	0.38	0.22
Total from investment operations	(0.06)	(1.14)	1.15	(0.07)	0.80	0.65
Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.43)	(0.47)	(0.42)	(0.43)
Net realized gains	0.00	(0.04)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.21)	(0.45)	(0.43)	(0.47)	(0.42)	(0.43)
Net asset value, end of period	$9.29	$9.56	$11.15	$10.43	$10.97	$10.59
Total return[1]	(0.67)%	(10.54)%	11.15%	(0.74)%	7.70%	6.37%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.77%	0.81%	0.78%	0.76%	0.74%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.60%
Net investment income	4.29%	3.87%	4.00%	4.24%	3.92%	4.09%
Supplemental data
Portfolio turnover rate	14%	30%	55%	14%	20%	50%
Net assets, end of period (000s omitted)	$102,894	$56,771	$44,440	$37,049	$85,187	$75,560

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Allspring High Yield Municipal Bond Fund  |  31

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $157,109,572 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,564,833
Gross unrealized losses	(10,695,079)
Net unrealized losses	$ (9,130,246)
As of June 30, 2022, the Fund had current year deferred post-October capital losses consisting of $1,595,116 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 141,958,362	$0	$ 141,958,362
Short-term investments
Investment companies	6,020,964	0	0	6,020,964
Total assets	$6,020,964	$141,958,362	$0	$147,979,326
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

32  |  Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

Allspring High Yield Municipal Bond Fund  |  33

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.80%
Class C	1.55
Class R6	0.50
Administrator Class	0.70
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $2,235 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $6,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $47,612,454 and $14,787,945, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

34  |  Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring High Yield Municipal Bond Fund  |  35

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36  |  Allspring High Yield Municipal Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring High Yield Municipal Bond Fund  |  37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring High Yield Municipal Bond Fund  |  39

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-ddda3cjq 02-23
SAR3364 12-22

Semi-Annual Report
December 31, 2022
Allspring
Intermediate Tax/AMT-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Intermediate Tax/AMT-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Intermediate Tax/AMT-Free Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Intermediate Tax/AMT-Free Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Intermediate Tax/AMT-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFTAX)	7-31-2007	-9.23	0.41	1.29	-6.43	1.02	1.60	0.81	0.70
Class C (WFTFX)	7-31-2007	-8.13	0.26	0.99	-7.13	0.26	0.99	1.56	1.45
Class R6 (WFRTX)[3]	7-31-2018	–	–	–	-6.14	1.32	1.87	0.43	0.40
Administrator Class (WFITX)	3-31-2008	–	–	–	-6.33	1.14	1.70	0.75	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	-6.18	1.29	1.86	0.48	0.45
Bloomberg Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	-5.95	1.44	1.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Municipal Bond 1–15 Year Blend Index is the 1–15 year component of the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Intermediate Tax/AMT-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Intermediate Tax/AMT-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,007.40	$3.54	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,003.58	$7.32	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Class R6
Actual	$1,000.00	$1,008.91	$2.03	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,008.83	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,009.59	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.19%
Other: 0.19%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (200 shares) 1.41% 144Aø	$ 2,000,000	$ 2,000,000
Total Closed end municipal bond fund obligations (Cost $2,000,000)		2,000,000

	Interest rate	Maturity date
Municipal obligations: 98.43%
Alabama: 1.62%
Education revenue: 0.32%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	1,000,000	1,026,292
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	608,958
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	876,179
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	915,960
				3,427,389
Utilities revenue: 1.30%
Black Belt Energy Gas District Alabama Gas Project Series C-1	5.25	2-1-2053	3,000,000	3,127,262
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00	12-1-2051	1,000,000	964,493
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	3.61	6-1-2049	10,000,000	9,838,511
				13,930,266
				17,357,655
Alaska: 0.37%
Miscellaneous revenue: 0.37%
Matanuska-Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	3,935,743
Arizona: 0.98%
Education revenue: 0.32%
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2034	335,000	318,672
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	240,000	224,843
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	345,000	323,212
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	220,000	203,380
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	315,000	291,203
Arizona IDA Education Facility Revenue Bonds Series 2021A	5.00	7-1-2033	315,000	331,145
Pima County AZ Community College District	5.00	7-1-2034	500,000	547,387
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pima County AZ Community College District	5.00%	7-1-2035	$ 600,000	$ 652,952
Pima County AZ Community College District	5.00	7-1-2036	500,000	540,405
				3,433,199
GO revenue: 0.06%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	615,002
Health revenue: 0.06%
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2028	370,000	342,839
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2029	385,000	350,092
				692,931
Miscellaneous revenue: 0.08%
Arizona State Certificate of Participation	5.00	9-1-2027	600,000	633,499
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	195,907
				829,406
Tax revenue: 0.46%
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	462,993
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	719,902
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,772,165
				4,955,060
				10,525,598
Arkansas: 0.22%
Miscellaneous revenue: 0.22%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	514,147
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,023,509
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	865,787
				2,403,443
California: 5.21%
Airport revenue: 0.32%
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	667,147
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	552,046
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,094,246
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,118,596
				3,432,035
GO revenue: 1.50%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,245,723
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,764,080
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,614,586
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00%	8-1-2033	$ 5,590,000	$ 3,829,760
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,008,915
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,793,634
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,906,946
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,976,430
				16,140,074
Health revenue: 0.22%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,069,302
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,259,257
				2,328,559
Housing revenue: 0.92%
California CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	3.74	3-1-2057	8,000,000	8,000,000
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	952,386	919,481
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	3.91	10-1-2036	992,000	992,000
				9,911,481
Miscellaneous revenue: 0.34%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,574,465
Foothill de Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	520,074
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	561,824
				3,656,363
Transportation revenue: 0.92%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	4.91	4-1-2036	9,810,000	9,891,087
Utilities revenue: 0.99%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1	4.00	2-1-2052	1,500,000	1,475,972
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	2,514,690
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	3,707,159
Vernon CA Electric System Series A	5.00	8-1-2026	600,000	626,214
Vernon CA Electric System Series A	5.00	8-1-2031	1,160,000	1,255,517
Victorville CA Electric Revenue Series A	5.00	5-1-2033	500,000	545,690
Victorville CA Electric Revenue Series A	5.00	5-1-2034	500,000	542,229
				10,667,471
				56,027,070
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.88%
Airport revenue: 0.32%
Denver CO City and County Airport Revenue System Series C	5.25%	11-15-2039	$ 1,295,000	$ 1,460,014
Denver CO City and County Airport Revenue System Series C	5.25	11-15-2040	670,000	751,279
Denver CO City and County Airport Revenue System Series C	5.25	11-15-2041	570,000	635,862
Denver CO City and County Airport Revenue System Series C	5.25	11-15-2042	500,000	556,504
				3,403,659
GO revenue: 0.22%
Mesa County CO Valley School District #51 Grand Junction	5.50	12-1-2035	2,175,000	2,407,571
Health revenue: 0.05%
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2018 C (TD Bank NA SPA) ø	3.65	11-15-2039	500,000	500,000
Tax revenue: 0.24%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	7-15-2028	885,000	927,420
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2029	600,000	630,345
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,056,724
				2,614,489
Water & sewer revenue: 0.05%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	532,541
				9,458,260
Connecticut: 1.55%
Education revenue: 0.31%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	490,401
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	1,745,000	1,777,254
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	3.00	11-15-2035	1,000,000	1,013,673
				3,281,328
GO revenue: 0.79%
Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,088,500
Connecticut Series B	4.00	6-1-2034	750,000	783,377
Connecticut Series F	5.00	11-15-2032	300,000	317,503
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	545,872
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,303,255
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,133,575
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,299,420
				8,471,502
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.26%
Connecticut HEFAR Stamford Hospital Issue Series M	4.00%	7-1-2035	$ 1,000,000	$ 965,315
Connecticut HEFAR Stamford Hospital Issue Series M	4.00	7-1-2038	2,000,000	1,864,076
				2,829,391
Tax revenue: 0.19%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	4.00	9-1-2036	1,000,000	1,008,436
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,054,598
				2,063,034
				16,645,255
Delaware: 0.19%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,062,750
District of Columbia: 1.11%
GO revenue: 0.69%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,078,300
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,659,126
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,633,205
				7,370,631
Tax revenue: 0.30%
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series A	4.00	10-1-2034	750,000	772,209
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2033	720,000	747,433
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2034	650,000	669,248
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2035	1,000,000	1,016,199
				3,205,089
Transportation revenue: 0.12%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,319,480
				11,895,200
Florida: 7.13%
Airport revenue: 0.55%
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,219,880
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,598,225
Miami-Dade County FL Aviation Refunding Bond Series A	5.00	10-1-2041	2,000,000	2,046,277
				5,864,382
Health revenue: 0.82%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	4,754,554
Jacksonville FL HCFR Baptist Health Series D ø	3.65	8-1-2036	1,800,000	1,800,000
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00%	8-1-2031	$ 500,000	$ 528,571
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,732,197
				8,815,322
Housing revenue: 0.19%
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3058 (Mizuho Capital Markets LLC LOC) 144Aø	3.88	8-1-2039	2,000,000	2,000,000
Miscellaneous revenue: 2.68%
Boynton Beach FL PFA Capital Municipal Improvement Project	4.00	7-1-2030	2,090,000	2,219,246
Boynton Beach FL PFA Capital Municipal Improvement Project	5.00	7-1-2035	3,590,000	3,847,082
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2034	2,000,000	2,249,563
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2035	2,000,000	2,229,227
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,624,918
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,246,148
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,637,258
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,086,555
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,162,402
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,865,225
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	648,510
				28,816,134
Tax revenue: 0.30%
Polk County FL School District	5.00	10-1-2033	2,915,000	3,263,187
Transportation revenue: 0.39%
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,279,199
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	3.74	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2034	375,000	380,556
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2035	400,000	405,068
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2036	600,000	606,502
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2037	525,000	529,201
				4,250,526
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.16%
Fort Pierce FL Utilities Authority Refunding Bond Series A (AGM Insured)	5.00%	10-1-2035	$ 500,000	$ 563,161
Fort Pierce FL Utilities Authority Refunding Bond Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,154,953
				1,718,114
Water & sewer revenue: 2.04%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	562,587
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,067,147
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,434,646
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	971,169
Tohopekaliga Water Authority Florida Utility System 144A	5.00	10-1-2025	12,000,000	12,750,919
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	449,733
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	230,400
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	915,760
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,026,430
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	848,491
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,663,179
				21,920,461
				76,648,126
Georgia: 1.76%
Industrial development revenue: 0.04%
George L. Smith II Georgia World Congress Center Authority Convention Center Series 2021A	4.00	1-1-2036	500,000	449,174
Utilities revenue: 1.72%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	2,834,698
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	5,950,285
Dalton GA Combined Utilities Revenue Bonds	4.00	3-1-2033	1,100,000	1,113,899
Dalton GA Combined Utilities Revenue Bonds	4.00	3-1-2034	1,200,000	1,214,102
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,470,451
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	974,965
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	563,525
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	986,704
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00%	1-1-2035	$ 600,000	$ 629,988
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	2,697,490
				18,436,107
				18,885,281
Guam: 0.39%
Airport revenue: 0.04%
Guam International Airport Authority	5.00	10-1-2023	400,000	405,320
Tax revenue: 0.12%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	1,500,000	1,307,265
Water & sewer revenue: 0.23%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,527,813
				4,240,398
Hawaii: 0.10%
Airport revenue: 0.10%
Hawaii Harbor System Series C	4.00	7-1-2036	500,000	509,062
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	605,268
				1,114,330
Illinois: 16.28%
Airport revenue: 1.48%
Chicago IL Midway Airport Second Lien Revenue Refunding Bond Series B	4.00	1-1-2035	2,860,000	2,841,728
Chicago IL Midway Airport Second Lien Revenue Refunding Bond Series B	5.00	1-1-2046	2,000,000	2,013,241
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,614,020
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,339,434
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	973,675
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,641,258
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,438,758
				15,862,114
Education revenue: 1.24%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	479,071
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	439,287
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	730,614
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,581,207
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Illinois Finance Authority Refunding Bond Bradley University Project Series A	4.00%	8-1-2035	$ 805,000	$ 751,764
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2034	440,000	383,431
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	1,025,000	877,801
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2033	2,000,000	2,335,435
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	717,242
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,028,344
Southern Illinois University Refunding Bond Housing and Auxiliary Facilities System (BAM Insured)	4.00	4-1-2029	400,000	411,457
Southern Illinois University Refunding Bond Housing and Auxiliary Facilities System (BAM Insured)	4.00	4-1-2030	525,000	529,063
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	2,000,000	2,002,681
				13,267,397
GO revenue: 2.63%
Bolingbrook, Will & DuPage Counties IL Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	85,000
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2025	3,380,000	3,021,203
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,037,235
Chicago IL Series 2023A %%	5.50	1-1-2040	1,000,000	1,046,539
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,677,438
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,302,895
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,257,535
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,010,706
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,210,314
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,067,699
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,348,632
Illinois Series A	5.00	3-1-2033	1,000,000	1,018,701
Madison IL Bond and Montgomery Counties Obligation School Bonds Series 2022 B (AGM Insured)	5.50	2-1-2033	600,000	686,262
Madison IL Bond and Montgomery Counties Obligation School Bonds Series 2022 B (AGM Insured)	5.50	2-1-2038	1,635,000	1,818,931
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2036	450,000	456,479
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2040	300,000	300,613
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	701,180
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2034	400,000	438,631
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	490,251
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2036	500,000	542,254
Stephenson County IL School District #145 Prerefunded Series 2018A (AGM Insured)	5.00	2-1-2033	285,000	315,704
Stephenson County IL School District #145 Unrefunded Series 2018A (AGM Insured)	5.00	2-1-2033	1,265,000	1,404,529
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,050,533
				28,289,264
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.51%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00%	8-15-2034	$ 1,000,000	$ 1,051,874
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,060,050
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	550,476
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	814,214
Illinois Finance Authority Revenue Various Refunding Bond Northwestern Memorial (Barclays Bank plc SPA) ø	3.37	7-15-2055	2,000,000	2,000,000
				5,476,614
Housing revenue: 0.33%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2033	1,000,000	1,003,636
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2036	1,650,000	1,608,301
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2031	900,000	977,153
				3,589,090
Miscellaneous revenue: 0.45%
Illinois Finance Authority Refunding Bonds Field Museum of Natural History (U.S. SOFR +1.20%) ±	4.21	11-1-2034	1,480,000	1,476,747
Illinois GO Series July 2013	5.50	7-1-2026	2,300,000	2,318,264
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,042,161
				4,837,172
Tax revenue: 6.85%
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,082,359
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,018,551
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds Series 2014	5.25	12-1-2049	3,000,000	3,030,918
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,276,409
Cook County IL Sales Tax Bond	5.25	11-15-2035	2,000,000	2,134,495
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2036	1,160,000	1,253,527
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	1,748,245
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,014,417
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,549,130
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,090,312
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,063,479
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	33,200,000	25,190,895
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	12,800,000	9,286,190
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤##	0.00	6-15-2029	10,000,000	7,751,624
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,650,000	2,157,642
				73,648,193
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.26%
Illinois Toll Highway Authority Senior Bond Class A	5.00%	1-1-2037	$ 1,250,000	$ 1,354,217
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,459,481
				2,813,698
Water & sewer revenue: 2.53%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2026	2,000,000	2,012,172
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2028	3,000,000	3,018,302
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	1,490,000	1,499,104
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2033	1,000,000	1,017,347
Chicago IL Refunding Bond Second Lien Project (AGM Insured)	5.25	11-1-2033	2,000,000	2,148,383
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,865,000	2,910,554
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,703,317
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,011,482
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,008,198
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,007,681
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,362,945
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	544,371
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	625,123
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	654,195
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	520,582
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2036	570,000	584,187
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	533,214
				27,161,157
				174,944,699
Indiana: 1.87%
Airport revenue: 0.12%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00	1-1-2033	1,120,000	1,256,039
Industrial development revenue: 0.23%
Indiana Finance Authority PCR Bonds Series 2010B	2.50	11-1-2030	2,925,000	2,492,317
Miscellaneous revenue: 1.11%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	1,800,812
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,116,762
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2028	1,000,000	1,068,940
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2029	735,000	785,671
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2030	1,375,000	1,469,793
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2033	1,545,000	1,651,513
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00%	1-1-2034	$ 2,000,000	$ 2,137,880
North West Hendricks IN Multi-School Building Corporation Ad Valorem Property Tax Mortgage Bond	4.00	7-15-2031	900,000	940,838
				11,972,209
Utilities revenue: 0.09%
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	1,000,000	965,147
Water & sewer revenue: 0.32%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,386,349
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,066,366
				3,452,715
				20,138,427
Iowa: 0.52%
GO revenue: 0.23%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,473,848
Utilities revenue: 0.29%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,071,576
				5,545,424
Kansas: 0.35%
Miscellaneous revenue: 0.25%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,661,853
Tax revenue: 0.10%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	3,195,000	1,114,233
				3,776,086
Kentucky: 0.24%
Education revenue: 0.14%
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2030	170,000	177,009
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2031	260,000	269,664
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2032	230,000	236,201
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2033	180,000	182,962
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00%	6-1-2035	$ 460,000	$ 452,739
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2036	235,000	224,465
				1,543,040
Transportation revenue: 0.10%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,039,427
				2,582,467
Louisiana: 3.27%
Airport revenue: 0.27%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,124,269
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	800,001
				2,924,270
Education revenue: 0.54%
Louisiana PFA Loyola University Project CCAB ¤	0.00	10-1-2027	3,380,000	3,317,887
Louisiana PFA Loyola University Project CCAB ¤	0.00	10-1-2028	2,500,000	2,461,713
				5,779,600
Miscellaneous revenue: 1.36%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,587,211
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	900,000
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	540,000
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	450,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	2,864,288
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,551,338
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	2,858,984
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	2,864,288
				14,616,109
Tax revenue: 0.20%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,087,981
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,081,418
				2,169,399
Transportation revenue: 0.30%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,055,910
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,055,353
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,054,241
				3,165,504
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.60%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00%	9-1-2030	$ 500,000	$ 528,576
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	630,965
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	687,990
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,022,954
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	413,620
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	331,699
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2037	335,000	337,458
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,108,482
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	768,250
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	659,931
				6,489,925
				35,144,807
Maine: 0.79%
Education revenue: 0.51%
Maine Health and HEFAR University of New England Series A	5.00	7-1-2029	1,015,000	1,085,615
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,283,138
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,504,447
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,575,959
				5,449,159
Health revenue: 0.28%
Maine Health and HEFAR Series A	4.00	7-1-2036	800,000	797,891
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,128,725
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,080,096
				3,006,712
				8,455,871
Maryland: 0.59%
Education revenue: 0.41%
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	500,000	500,127
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2035	470,000	451,987
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2037	450,000	424,885
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2039	500,000	462,094
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,579,031
				4,418,124
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.13%
Howard County MD Downtown Columbia Project Series A 144A	4.00%	2-15-2028	$ 480,000	$ 462,556
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	919,610
				1,382,166
Water & sewer revenue: 0.05%
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2035	500,000	558,715
				6,359,005
Massachusetts: 0.10%
Health revenue: 0.10%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2033	525,000	570,654
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	539,937
				1,110,591
Michigan: 3.61%
Airport revenue: 0.14%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	866,647
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	645,909
				1,512,556
Education revenue: 0.54%
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,964,707
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,450,461
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	612,142
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,020,236
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	765,177
				5,812,723
GO revenue: 0.34%
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,117,624
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,566,422
				3,684,046
Health revenue: 0.28%
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,021,706
Miscellaneous revenue: 0.28%
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	2,995,637
Water & sewer revenue: 2.03%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,577,802
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Finance Authority Local Government Loan Program Series D (NPFGC Insured)	5.00%	7-1-2025	$ 1,000,000	$ 1,031,536
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	12,298,774
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	2,813,628
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,040,717
				21,762,457
				38,789,125
Minnesota: 0.19%
GO revenue: 0.10%
Hennepin County MN Series 2018B (TD Bank NA SPA) ø	3.58	12-1-2038	1,000,000	1,000,000
Health revenue: 0.09%
Rochester MN HCFR Mayo Clinic Series B (Northern Trust Company SPA) ø	3.60	11-15-2038	1,000,000	1,000,000
				2,000,000
Mississippi: 0.66%
Health revenue: 0.29%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,038,665
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,032,898
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,031,895
				3,103,458
Water & sewer revenue: 0.37%
Mississippi Development Bank Special Obligation Bonds Series 2013 Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,172,282
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2027	435,000	454,592
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2026	525,000	548,645
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2034	750,000	783,779
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,045,038
				4,004,336
				7,107,794
Missouri: 0.67%
Education revenue: 0.23%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,489,090
Health revenue: 0.20%
Missouri HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	2,000,000	2,185,776
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.24%
Poplar Bluff MO School District (AGM Insured)	5.00%	3-1-2032	$ 1,500,000	$ 1,530,892
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,020,710
				2,551,602
				7,226,468
Nebraska: 0.30%
Health revenue: 0.11%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,177,949
Utilities revenue: 0.19%
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,018,843
				3,196,792
Nevada: 0.21%
GO revenue: 0.19%
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,035,495
Miscellaneous revenue: 0.02%
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	200,595
				2,236,090
New Hampshire: 0.32%
Health revenue: 0.08%
New Hampshire HEFA Kendal at Hanover Project Series B (TD Bank NA LOC) ø	3.66	10-1-2030	900,000	900,000
Housing revenue: 0.24%
New Hampshire HFA	4.80	7-1-2028	245,000	248,594
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,394,719	2,321,968
				2,570,562
				3,470,562
New Jersey: 3.16%
Airport revenue: 0.21%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,225,384
GO revenue: 0.45%
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	1,843,783
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	1,972,624
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,059,704
				4,876,111
Miscellaneous revenue: 0.39%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	445,000	436,401
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	5.00%	7-1-2033	$ 2,500,000	$ 2,605,617
North Hudson NJ Sewerage Authority Gross Revenue Senior Lien Lease Certificates Series 2021 (AGM Insured)	5.00	6-1-2038	1,000,000	1,146,644
				4,188,662
Tax revenue: 1.26%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,459,938
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,496,670
New Jersey TTFA Transportation System Series AA	5.00	6-15-2036	2,000,000	2,127,632
New Jersey TTFA Transportation System Series AA	5.00	6-15-2038	3,250,000	3,399,689
				13,483,929
Transportation revenue: 0.85%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	2,000,000	1,456,629
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,045,430
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	2,000,000	2,095,229
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	2,500,000	2,572,749
				9,170,037
				33,944,123
New Mexico: 1.30%
GO revenue: 0.12%
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2034	1,150,000	1,268,545
Industrial development revenue: 0.19%
Farmington NM PCR	1.80	4-1-2029	2,540,000	2,126,026
Miscellaneous revenue: 0.99%
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,593,526
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,034,176
				10,627,702
				14,022,273
New York: 8.82%
Airport revenue: 0.50%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport Project Series 2020C	5.00	12-1-2035	1,000,000	1,054,071
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00%	12-1-2029	$ 1,160,000	$ 1,247,987
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00	12-1-2038	3,000,000	3,117,176
				5,419,234
Education revenue: 1.80%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	347,925
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	5,500,000	4,310,990
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	2,622,957
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,797,492
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,787,021
Hempstead NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	3,984,729
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	645,374
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	924,314
Westchester County NY Local Development Pace University Series B ø	4.32	5-1-2044	1,910,000	1,910,000
				19,330,802
GO revenue: 0.44%
New York Fiscal Subordinate Bond Series 2017A-6 (JPMorgan Chase & Company SPA) ø	3.60	8-1-2044	480,000	480,000
New York NY Subordinated Series D1	5.25	5-1-2040	1,500,000	1,674,898
Yonkers NY Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,121,158
Yonkers NY Series F (BAM Insured)	5.00	11-15-2035	425,000	475,720
Yonkers NY Series F (BAM Insured)	5.00	11-15-2036	450,000	499,790
Yonkers NY Series F (BAM Insured)	5.00	11-15-2037	425,000	468,766
				4,720,332
Industrial development revenue: 0.08%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	894,848
Miscellaneous revenue: 0.47%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,232,591
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	2,760,816
				4,993,407
Tax revenue: 2.12%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	8,387,316
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,218,440
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	4,874,393
New York Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bond Series 2016A	5.25	11-15-2034	2,000,000	2,158,635
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York NY Transitional Finance Authority Series B	5.00%	8-1-2027	$ 1,145,000	$ 1,181,339
New York Urban Development Corporation Personal Income Tax Series C	4.00	3-15-2037	3,000,000	2,973,748
				22,793,871
Transportation revenue: 3.34%
Metropolitan Transportation Authority New York Transportation Series B	5.25	11-15-2037	1,000,000	1,009,398
New York Metropolitan Transportation Authority Refunding Bond Series B	5.00	11-15-2033	2,175,000	2,228,146
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2031	3,415,000	3,513,141
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C1	5.25	11-15-2031	11,540,000	11,848,768
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series D1	5.00	11-15-2030	2,010,000	2,049,282
New York Metropolitan Transportation Authority Refunding Green Bonds and Climate Bond	5.00	11-15-2027	12,640,000	13,199,925
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	2,000,000	2,049,644
				35,898,304
Water & sewer revenue: 0.07%
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	403,051
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	313,600
				716,651
				94,767,449
Ohio: 1.74%
Education revenue: 0.57%
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2032	315,000	354,715
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2033	890,000	989,426
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2036	1,025,000	1,098,035
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2038	1,070,000	1,130,843
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2040	1,260,000	1,318,526
Ohio HEFAR Xavier University Project	5.00	5-1-2029	1,080,000	1,193,168
				6,084,713
Health revenue: 0.11%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,167,710
Miscellaneous revenue: 0.28%
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	531,139
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	636,330
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00%	12-1-2028	$ 1,250,000	$ 1,323,534
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	550,000	548,806
				3,039,809
Tobacco revenue: 0.18%
Buckeye Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	1,976,130
Utilities revenue: 0.60%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	681,507
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	740,341
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,036,129
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,050,897
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,000,000	916,737
				6,425,611
				18,693,973
Oklahoma: 3.54%
Education revenue: 0.07%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	756,715
Miscellaneous revenue: 3.21%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,213,533
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,146,575
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,335,848
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,073,767
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,078,364
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,382,740
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	763,265
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	436,072
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	272,472
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	736,151
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,755,416
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,321,472
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00%	9-1-2027	$ 1,240,000	$ 1,332,216
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,053,467
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,310,586
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	526,733
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,219,588
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2029	3,000,000	3,097,922
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	3,000,000	3,072,460
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	558,321
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	579,380
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	610,474
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	466,382
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	822,253
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	635,696
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	813,808
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	993,027
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	928,669
				34,536,657
Tax revenue: 0.24%
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,204,515
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,336,246
				2,540,761
Water & sewer revenue: 0.02%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	250,000	250,000
				38,084,133
Oregon: 0.51%
Airport revenue: 0.22%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	561,841
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	446,668
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	591,835
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	756,315
				2,356,659
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.29%
Oregon Facilities Authority Asante Project Series A	5.00%	8-15-2037	$ 1,400,000	$ 1,498,514
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,584,413
				3,082,927
				5,439,586
Pennsylvania: 11.42%
Airport revenue: 0.08%
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	341,231
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	485,610
				826,841
Education revenue: 0.66%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,501,110
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,098,064
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	916,518
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	680,886
Philadelphia PA IDA	6.13	6-15-2023	200,000	202,230
Philadelphia PA IDA	7.00	5-1-2026	610,000	610,867
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,092,730
				7,102,405
GO revenue: 4.20%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,554,876
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,193,536
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,179,751
Philadelphia PA Refunding Bond Series A	5.25	7-15-2028	2,590,000	2,653,218
Philadelphia PA Refunding Bond Series A	5.25	7-15-2029	4,410,000	4,517,641
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,325,244
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,318,118
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,310,100
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,052,656
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,534,173
Philadelphia PA School District Series C	5.00	9-1-2033	6,180,000	6,790,452
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,159,502
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,038,290
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,088,175
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,807,586
Reading PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,075,284
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	544,062
				45,142,664
Health revenue: 1.33%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	4.00	7-15-2037	2,000,000	1,948,011
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00%	7-15-2025	$ 155,000	$ 162,369
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	170,000	177,320
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	445,000	464,161
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	725,000	739,999
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	155,000	161,674
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	390,000	406,793
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	825,000	841,274
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	156,459
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	365,000	380,716
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	710,000	722,643
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	965,325
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,110,483
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	1,799,478
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,567,339
Philadelphia PA Hospitals and HEFAR Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,706,259
				14,310,303
Miscellaneous revenue: 2.44%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,037,833
Delaware Valley Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	3.65	11-1-2055	1,000,000	1,000,000
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	478,346
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	526,746
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	412,324
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,145,099
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,219,790
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,667,259
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	353,497
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	670,482
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	373,746
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Public School Building Authority School District of Philadelphia Project Series B (AGM Insured)	5.00%	6-1-2029	$ 2,000,000	$ 2,225,505
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	3,935,160
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	1,948,272
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,750,000	1,821,317
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	824,547
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	514,943
				26,154,866
Tax revenue: 0.21%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds	5.00	5-1-2033	700,000	728,267
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds	5.00	5-1-2034	750,000	775,383
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds	5.00	5-1-2035	750,000	768,794
				2,272,444
Tobacco revenue: 0.51%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	2,690,105
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	2,727,757
				5,417,862
Transportation revenue: 1.40%
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,094,581
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	4,854,185
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	5,363,794
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,505,042
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,259,196
				15,076,798
Water & sewer revenue: 0.59%
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,285,699
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,653,686
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	1,918,471
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2031	670,000	760,775
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	759,224
				6,377,855
				122,682,038
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 1.71%
Education revenue: 0.57%
South Carolina Jobs EDA Furman University Project	5.00%	10-1-2028	$ 700,000	$ 732,446
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	1,967,834
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,247,397
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.00	11-1-2033	1,090,000	1,166,999
				6,114,676
Health revenue: 0.03%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	4.20	5-1-2048	275,000	275,000
Miscellaneous revenue: 0.10%
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,055,105
Utilities revenue: 1.01%
South Carolina St Public Service Authority Revenue Improvement Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,089,498
South Carolina St Public Service Authority Revenue Improvement Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,787,974
				10,877,472
				18,322,253
Tennessee: 0.95%
Airport revenue: 0.25%
Metropolitan Nashville Airport Authority Tennessee Airport Revenue Improvement Series A	5.25	7-1-2047	2,500,000	2,668,595
Housing revenue: 0.16%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	754,452
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,007,050
				1,761,502
Utilities revenue: 0.54%
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	3,000,000	3,173,669
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	2,500,000	2,587,436
				5,761,105
				10,191,202
Texas: 6.11%
Airport revenue: 0.75%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	2,562,707
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,299,316
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,160,830
				8,022,853
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.30%
Austin TX Public Improvement Bond	5.00%	9-1-2030	$ 960,000	$ 1,057,887
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,342,420
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,046,271
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,182,857
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,046,776
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,033,551
Eagle Pass TX Certificate of Participation (AGM Insured)	4.00	3-1-2037	695,000	709,199
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,063,584
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,131,233
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,256,551
Fort Bend County TX Municipal District Utility # 182 Unlimited Tax Road Bonds Series 2022 (BAM Insured)	5.25	9-1-2030	1,185,000	1,321,474
Plano TX GO	5.00	9-1-2030	2,155,000	2,348,869
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,381,374
San Antonio TX Independent School District Unlimited Tax	5.00	8-15-2037	2,000,000	2,097,337
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	719,293
				24,738,676
Miscellaneous revenue: 0.54%
Austin TX Community College District Public Facility Corporation Series 2018C	5.00	8-1-2029	400,000	436,625
Austin TX Community College District Public Facility Corporation Series 2018C	5.00	8-1-2030	500,000	544,963
Lower Colorado River TX Authority Refunding Bond	5.50	5-15-2031	2,500,000	2,518,512
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,053,292
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,316,107
				5,869,499
Tax revenue: 0.78%
Houston TX Old Spanish Trail Almeda Corridors RDA (BAM Insured)	4.00	9-1-2031	1,540,000	1,618,352
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	1,880,000
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,390,000
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,500,000
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,000,000
				8,388,352
Transportation revenue: 0.73%
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,633,914
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Series 2019A	5.00	12-31-2035	3,000,000	3,105,812
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Series 2019A	5.00	12-31-2036	3,015,000	3,107,718
				7,847,444
Utilities revenue: 0.73%
Austin TX Refunding Bond (NPFGC Insured)	5.25	5-15-2025	895,000	923,695
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,309,406
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,577,176
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  35

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Brownsville TX Utilities System Refunding Bond	5.00%	9-1-2030	$ 2,500,000	$ 2,627,560
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	394,462
				7,832,299
Water & sewer revenue: 0.28%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	716,583
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,215,890
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,038,800
				2,971,273
				65,670,396
Utah: 0.40%
Education revenue: 0.08%
Utah Charter School Finance Authority Refunding Bond 144A	4.50	6-15-2027	885,000	862,027
Miscellaneous revenue: 0.32%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,073,115
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,657,639
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	685,800
				3,416,554
				4,278,581
Virginia: 0.57%
Health revenue: 0.40%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020- MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.72	11-1-2035	4,300,000	4,300,000
Tax revenue: 0.17%
Greater Richmond Virginia Convention Center	5.00	6-15-2025	1,000,000	1,051,925
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	84,656
Marquis VA CDA CCAB Series 2015 144Aøø	0.00	9-1-2045	386,000	172,143
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	563,938
				1,872,662
				6,172,662
Washington: 4.43%
Education revenue: 0.10%
Washington EDFA	5.00	6-1-2028	1,000,000	1,026,518
GO revenue: 1.86%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	775,000	834,543
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,707,669
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,055,624
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00%	12-1-2032	$ 2,905,000	$ 3,056,766
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	7,392,059
				20,046,661
Health revenue: 0.24%
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,109,727
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,426,792
				2,536,519
Housing revenue: 1.34%
King County WA Housing Authority Refunding Bond	4.00	6-1-2026	560,000	574,297
King County WA Housing Authority Refunding Bond	4.00	12-1-2026	430,000	441,649
King County WA Housing Authority Refunding Bond	4.00	6-1-2027	590,000	606,587
King County WA Housing Authority Refunding Bond	4.00	12-1-2027	400,000	412,362
King County WA Housing Authority Refunding Bond	4.00	6-1-2028	360,000	371,228
King County WA Housing Authority Refunding Bond	4.00	12-1-2028	375,000	387,641
King County WA Housing Authority Refunding Bond	4.00	12-1-2029	960,000	993,787
King County WA Housing Authority Refunding Bond	4.00	12-1-2030	575,000	591,465
King County WA Housing Authority Refunding Bond	4.00	12-1-2031	450,000	461,868
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,126,230
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,677,412
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	706,198
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,016,869
				14,367,593
Miscellaneous revenue: 0.42%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,719,944
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	2,828,997
				4,548,941
Resource recovery revenue: 0.47%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,213,576
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	662,518
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,551,366
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,622,434
				5,049,894
				47,576,126
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  37

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.60%
Health revenue: 0.13%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00%	6-1-2031	$ 375,000	$ 394,403
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	980,000	1,027,093
				1,421,496
Miscellaneous revenue: 0.47%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,220,264
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	1,842,692
				5,062,956
				6,484,452
Wisconsin: 1.69%
Health revenue: 0.88%
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	5,000,000	5,183,644
Wisconsin HEFA Revenue Bonds Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2039	1,000,000	1,057,107
Wisconsin HEFA Revenue Bonds Series 2022A ø	4.23	2-15-2053	1,000,000	1,000,000
Wisconsin HEFA Series A	4.00	11-15-2039	2,250,000	2,191,653
				9,432,404
Housing revenue: 0.41%
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)	5.25	7-1-2034	1,000,000	1,125,732
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)	5.25	7-1-2035	1,000,000	1,116,065
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)	5.25	7-1-2036	1,000,000	1,108,290
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)	5.25	7-1-2037	1,000,000	1,100,291
				4,450,378
Miscellaneous revenue: 0.25%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Bank NA LOC) ø	4.10	6-1-2036	1,500,000	1,500,000
Milwaukee WI RDA Public Schools	5.00	11-15-2029	420,000	451,444
Milwaukee WI RDA Public Schools	5.00	11-15-2030	635,000	681,339
				2,632,783
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue: 0.15%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00%	12-15-2034	$ 1,250,000	$ 755,187
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2035	1,600,000	910,332
					1,665,519
					18,181,084
Total Municipal obligations (Cost $1,078,571,811)					1,057,793,648
Total investments in securities (Cost $1,080,571,811)	98.62%				1,059,793,648
Other assets and liabilities, net	1.38				14,848,000
Total net assets	100.00%				$1,074,641,648

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  39

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,080,571,811)	$ 1,059,793,648
Cash	9,562,823
Receivable for interest	12,425,735
Receivable for Fund shares sold	4,601,983
Receivable for investments sold	31,000
Prepaid expenses and other assets	41,821
Total assets	1,086,457,010
Liabilities
Payable for Fund shares redeemed	9,248,635
Payable for when-issued transactions	1,056,530
Dividends payable	968,339
Management fee payable	318,624
Administration fees payable	81,423
Distribution fee payable	5,398
Trustees’ fees and expenses payable	1,252
Accrued expenses and other liabilities	135,161
Total liabilities	11,815,362
Total net assets	$1,074,641,648
Net assets consist of
Paid-in capital	$ 1,109,221,435
Total distributable loss	(34,579,787)
Total net assets	$1,074,641,648
Computation of net asset value and offering price per share
Net assets – Class A	$ 213,105,811
Shares outstanding – Class A1	19,766,177
Net asset value per share – Class A	$10.78
Maximum offering price per share – Class A2	$11.11
Net assets – Class C	$ 8,042,577
Shares outstanding – Class C1	745,933
Net asset value per share – Class C	$10.78
Net assets – Class R6	$ 287,030,199
Shares outstanding – Class R6[1]	26,591,945
Net asset value per share – Class R6	$10.79
Net assets – Administrator Class	$ 27,054,342
Shares outstanding – Administrator Class[1]	2,507,726
Net asset value per share – Administrator Class	$10.79
Net assets – Institutional Class	$ 539,408,719
Shares outstanding – Institutional Class[1]	49,952,288
Net asset value per share – Institutional Class	$10.80
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Intermediate Tax/AMT-Free Fund

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 21,981,581
Expenses
Management fee	2,564,162
Administration fees
Class A	158,964
Class C	6,471
Class R6	61,897
Administrator Class	14,241
Institutional Class	283,246
Shareholder servicing fees
Class A	247,537
Class C	10,096
Administrator Class	35,041
Distribution fee
Class C	30,289
Custody and accounting fees	41,193
Professional fees	43,467
Registration fees	49,409
Shareholder report expenses	24,474
Trustees’ fees and expenses	11,157
Other fees and expenses	21,747
Total expenses	3,603,391
Less: Fee waivers and/or expense reimbursements
Fund-level	(250,375)
Class A	(77,986)
Class C	(3,175)
Administrator Class	(15,370)
Net expenses	3,256,485
Net investment income	18,725,096
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(5,501,284)
Net change in unrealized gains (losses) on investments	(8,140,532)
Net realized and unrealized gains (losses) on investments	(13,641,816)
Net increase in net assets resulting from operations	$ 5,083,280
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  41

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 18,725,096		$ 43,701,331
Net realized gains (losses) on investments		(5,501,284)		6,953,488
Net change in unrealized gains (losses) on investments		(8,140,532)		(169,556,314)
Net increase (decrease) in net assets resulting from operations		5,083,280		(118,901,495)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,545,669)		(5,093,391)
Class C		(72,960)		(142,620)
Class R6		(5,841,642)		(15,955,578)
Administrator Class		(377,758)		(885,212)
Institutional Class		(9,886,778)		(21,622,788)
Total distributions to shareholders		(18,724,807)		(43,699,589)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,544,233	37,995,480	1,251,183	14,251,621
Class C	96,390	1,035,037	86,124	960,368
Class R6	3,217,805	34,765,010	12,915,001	149,434,203
Administrator Class	254,249	2,721,061	283,136	3,208,139
Institutional Class	27,519,337	295,749,720	28,939,320	328,622,467
		372,266,308		496,476,798
Reinvestment of distributions
Class A	221,899	2,379,858	421,216	4,831,998
Class C	6,579	70,531	12,279	140,958
Class R6	40,220	432,006	81,145	931,361
Administrator Class	32,832	352,420	73,451	845,963
Institutional Class	872,663	9,370,024	1,785,945	20,535,850
		12,604,839		27,286,130
Payment for shares redeemed
Class A	(2,510,001)	(26,961,472)	(3,811,202)	(43,275,042)
Class C	(120,020)	(1,285,878)	(341,331)	(3,962,953)
Class R6	(20,575,856)	(220,225,147)	(30,140,846)	(347,586,987)
Administrator Class	(472,645)	(5,094,416)	(1,650,035)	(19,002,588)
Institutional Class	(48,655,297)	(519,329,134)	(38,031,014)	(430,638,034)
		(772,896,047)		(844,465,604)
Net decrease in net assets resulting from capital share transactions		(388,024,900)		(320,702,676)
Total decrease in net assets		(401,666,427)		(483,303,760)
Net assets
Beginning of period		1,476,308,075		1,959,611,835
End of period		$1,074,641,648		$1,476,308,075
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.84	$11.92	$11.72	$11.66	$11.31	$11.46
Net investment income	0.14	0.26	0.26	0.26	0.28	0.27
Net realized and unrealized gains (losses) on investments	(0.06)	(1.08)	0.20	0.05	0.35	(0.15)
Total from investment operations	0.08	(0.82)	0.46	0.31	0.63	0.12
Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.26)	(0.25)	(0.28)	(0.27)
Net asset value, end of period	$10.78	$10.84	$11.92	$11.72	$11.66	$11.31
Total return[1]	0.74%	(7.00)%	3.92%	2.72%	5.67%	1.08%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.80%	0.79%	0.80%	0.80%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.56%	2.22%	2.16%	2.18%	2.47%	2.38%
Supplemental data
Portfolio turnover rate	6%	7%	12%	24%	14%	14%
Net assets, end of period (000s omitted)	$213,106	$200,566	$246,130	$249,724	$263,113	$287,408

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  43

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.84	$11.92	$11.72	$11.66	$11.31	$11.46
Net investment income	0.10	0.17	0.17	0.17	0.20	0.19
Net realized and unrealized gains (losses) on investments	(0.06)	(1.08)	0.20	0.06	0.35	(0.15)
Total from investment operations	0.04	(0.91)	0.37	0.23	0.55	0.04
Distributions to shareholders from
Net investment income	(0.10)	(0.17)	(0.17)	(0.17)	(0.20)	(0.19)
Net asset value, end of period	$10.78	$10.84	$11.92	$11.72	$11.66	$11.31
Total return[1]	0.36%	(7.70)%	3.14%	1.95%	4.88%	0.32%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.55%	1.55%	1.54%	1.55%	1.55%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.80%	1.46%	1.40%	1.43%	1.73%	1.63%
Supplemental data
Portfolio turnover rate	6%	7%	12%	24%	14%	14%
Net assets, end of period (000s omitted)	$8,043	$8,268	$11,990	$19,082	$26,737	$35,421

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$10.85	$11.93	$11.74	$11.67	$11.33
Net investment income	0.16	0.29	0.29	0.29	0.29
Net realized and unrealized gains (losses) on investments	(0.06)	(1.08)	0.19	0.07	0.34
Total from investment operations	0.10	(0.79)	0.48	0.36	0.63
Distributions to shareholders from
Net investment income	(0.16)	(0.29)	(0.29)	(0.29)	(0.29)
Net asset value, end of period	$10.79	$10.85	$11.93	$11.74	$11.67
Total return[2]	0.89%	(6.71)%	4.14%	3.110%	5.65%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.43%	0.42%	0.41%	0.41%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.83%	2.50%	2.44%	2.48%	2.75%
Supplemental data
Portfolio turnover rate	6%	7%	12%	24%	14%
Net assets, end of period (000s omitted)	$287,030	$476,328	$728,547	$1,159,305	$996,477

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  45

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.84	$11.93	$11.73	$11.67	$11.32	$11.47
Net investment income	0.15	0.27	0.27	0.27	0.29	0.28
Net realized and unrealized gains (losses) on investments	(0.05)	(1.09)	0.20	0.06	0.35	(0.15)
Total from investment operations	0.10	(0.82)	0.47	0.33	0.64	0.13
Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.27)	(0.27)	(0.29)	(0.28)
Net asset value, end of period	$10.79	$10.84	$11.93	$11.73	$11.67	$11.32
Total return[1]	0.88%	(6.99)%	4.02%	2.82%	5.77%	1.18%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.74%	0.73%	0.73%	0.74%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.65%	2.31%	2.25%	2.28%	2.57%	2.48%
Supplemental data
Portfolio turnover rate	6%	7%	12%	24%	14%	14%
Net assets, end of period (000s omitted)	$27,054	$29,202	$47,552	$60,435	$177,742	$183,624

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.85	$11.94	$11.74	$11.68	$11.33	$11.47
Net investment income	0.15	0.29	0.29	0.28	0.31	0.30
Net realized and unrealized gains (losses) on investments	(0.05)	(1.09)	0.20	0.06	0.35	(0.14)
Total from investment operations	0.10	(0.80)	0.49	0.34	0.66	0.16
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.29)	(0.28)	(0.31)	(0.30)
Net asset value, end of period	$10.80	$10.85	$11.94	$11.74	$11.68	$11.33
Total return[1]	0.96%	(6.84)%	4.17%	2.97%	5.93%	1.42%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.48%	0.47%	0.46%	0.47%	0.47%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.79%	2.47%	2.40%	2.43%	2.72%	2.64%
Supplemental data
Portfolio turnover rate	6%	7%	12%	24%	14%	14%
Net assets, end of period (000s omitted)	$539,409	$761,944	$925,392	$1,125,657	$1,199,588	$1,932,382

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  47

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

48  |  Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $1,080,571,133 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 10,761,455
Gross unrealized losses	(31,538,940)
Net unrealized losses	$(20,777,485)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $7,431,668 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$ 2,000,000	$0	$ 2,000,000
Municipal obligations	0	1,057,793,648	0	1,057,793,648
Total assets	$0	$1,059,793,648	$0	$1,059,793,648
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Intermediate Tax/AMT-Free Fund  |  49

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

50  |  Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.70%
Class C	1.45
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $761 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $139,605,000, $185,440,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $75,590,608 and $419,308,447, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Intermediate Tax/AMT-Free Fund  |  51

Notes to financial statements (unaudited)
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

52  |  Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Intermediate Tax/AMT-Free Fund  |  53

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

54  |  Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Intermediate Tax/AMT-Free Fund  |  55

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

56  |  Allspring Intermediate Tax/AMT-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-rae3zrnl 02-23
SAR3322 12-22

Semi-Annual Report
December 31, 2022
Allspring
Minnesota Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Minnesota Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Minnesota Tax-Free Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Minnesota Tax-Free Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Minnesota Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Minnesota Tax-Free Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (NMTFX)	1-12-1988	-10.70	-0.05	1.17	-6.50	0.87	1.64	0.91	0.85
Class C (WMTCX)	4-8-2005	-8.11	0.14	1.03	-7.11	0.14	1.03	1.66	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	-6.18	1.12	1.90	0.85	0.60
Institutional Class (WMTIX)[3]	10-31-2016	–	–	–	-6.09	1.21	1.96	0.58	0.52
Bloomberg Municipal Bond Index[4]	–	–	–	–	-8.53	1.25	2.13	–	–
Bloomberg Minnesota Municipal Bond Index[5]	–	–	–	–	-7.36	1.21	1.84	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.60% for Administrator Class, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Minnesota Municipal Bond Index is the Minnesota component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index

6  |  Allspring Minnesota Tax-Free Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring Minnesota Tax-Free Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Minnesota Tax-Free Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.07	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$ 999.27	$8.06	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,003.33	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,004.74	$2.63	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring Minnesota Tax-Free Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.47%
Colorado: 0.56%
Health revenue: 0.56%
Colorado Health Facilities Authority Hospital CommonSpirit Health Series B-2	5.00%	8-1-2049	$1,000,000	$ 1,044,214
Georgia: 0.25%
Utilities revenue: 0.25%
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00	8-1-2052	500,000	470,091
Guam: 1.06%
Airport revenue: 0.52%
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	325,000	328,890
Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	635,382
				964,272
Utilities revenue: 0.28%
Guam Power Authority Series A	5.00	10-1-2026	500,000	524,549
Water & sewer revenue: 0.26%
Guam Government Waterworks Authority Water and Wastewater Revenue Bonds Series 2016	5.00	1-1-2046	500,000	491,959
				1,980,780
Illinois: 0.99%
GO revenue: 0.55%
Illinois GO Series March 2022A	5.00	3-1-2024	500,000	506,938
Illinois GO Series March 2022A	5.25	3-1-2037	500,000	510,904
				1,017,842
Miscellaneous revenue: 0.44%
Chicago IL Special Assessment Improvement Refunding Bonds Series 2022 144A	2.53	12-1-2025	335,000	313,894
Illinois GO Series June 2013	5.25	7-1-2028	500,000	502,494
				816,388
				1,834,230
Minnesota: 92.71%
Airport revenue: 3.53%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2032	800,000	814,582
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,100,000	1,115,617
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016A	5.00	1-1-2031	485,000	521,245
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016C	5.00	1-1-2046	1,000,000	1,031,349
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016D	5.00	1-1-2041	250,000	254,231
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019A	5.00%	1-1-2031	$ 500,000	$ 557,669
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019A	5.00	1-1-2033	200,000	203,570
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019B	5.00	1-1-2025	1,000,000	1,029,138
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2022A	5.00	1-1-2052	1,000,000	1,025,164
				6,552,565
Education revenue: 21.37%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	650,438
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	587,093
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	481,795
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	965,504
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	491,277
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	122,907
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	97,456
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	96,606
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	398,392
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	501,394
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	350,887
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	619,460
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	599,010
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	567,452
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	70,000	70,131
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,173,169
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	907,306
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	400,057
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,018,328
Minnesota HEFAR Macalester College	5.00	3-1-2028	400,000	432,780
Minnesota HEFAR Macalester College	5.00	3-1-2030	500,000	544,421
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	391,728
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	593,831
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,038,884
Minnesota HEFAR St. John's University	4.00	10-1-2034	200,000	201,335
Minnesota HEFAR St. John's University	4.00	10-1-2035	170,000	169,811
Minnesota HEFAR St. John's University	4.00	10-1-2039	200,000	192,509
Minnesota HEFAR St. John's University	4.00	10-1-2040	200,000	189,325
Minnesota HEFAR St. Olaf College	4.00	10-1-2046	2,750,000	2,590,993
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minnesota HEFAR St. Thomas University Green Bond Series A	5.00%	10-1-2026	$ 295,000	$ 315,133
Minnesota HEFAR St. Thomas University Green Bond Series A	5.00	10-1-2052	1,000,000	1,037,328
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	491,928
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	787,306
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	973,957
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	795,070
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	786,608
Minnesota HEFAR St. Thomas University Series 8L	5.00	10-1-2036	775,000	833,374
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	4.00	11-1-2037	850,000	842,973
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	529,556
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	733,288
Minnesota State Colleges & Universities Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	545,548
Moorhead MN Educational Facilities Revenue Bonds The Concordia College Corporation Project Series 2016	5.00	12-1-2025	1,540,000	1,575,900
Otsego MN Kaleidoscope Project Series 2014A	5.00	9-1-2034	1,100,000	1,043,964
Otsego MN Kaleidoscope Project Series 2014A	4.15	9-1-2024	190,000	186,858
Ramsey MN Charter School PACT Project Series 2022A	5.00	6-1-2032	1,000,000	974,340
St. Cloud MN Charter School Lease Revenue Bonds Athlos Academy of St. Cloud Series A 144A	5.25	6-1-2032	355,000	333,981
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	612,238
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,003,224
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00	9-1-2055	400,000	345,116
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	877,194
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2013A	4.00	7-1-2023	45,000	44,840
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2019A	5.00	7-1-2055	750,000	637,664
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	141,744
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,542,286
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	820,891
University of Minnesota Series 2019A	5.00	4-1-2034	270,000	303,131
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,157,794
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2035	500,000	601,637
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	413,355
				39,732,505
GO revenue: 20.13%
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00	2-1-2024	190,000	192,142
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00	2-1-2026	100,000	103,180
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Brainerd MN Independent School District #181 School Building Series A (State School District Credit Program Insured)	4.00%	2-1-2043	$ 225,000	$ 227,374
Chaska MN Series C	5.00	2-1-2028	235,000	258,795
Chaska MN Series C	5.00	2-1-2029	250,000	279,538
Chaska MN Series C	5.00	2-1-2030	230,000	260,779
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,075,000	721,181
Elk River MN Series A	3.00	12-1-2044	2,000,000	1,670,042
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	947,473
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	795,184
Hennepin County MN Series 2016A	5.00	12-1-2041	1,000,000	1,063,885
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	490,833
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,171,384
Hennepin County MN Series 2018A	5.00	12-1-2033	160,000	176,838
Hennepin County MN Series 2018B (TD Bank NA SPA) ø	3.58	12-1-2038	2,375,000	2,375,000
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	166,332
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	196,063
Minneapolis MN Special School District #1 Series A (State School District Credit Program Insured)	4.00	2-1-2040	1,150,000	1,155,208
Minnesota Series A	5.00	8-1-2039	1,750,000	1,944,688
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	266,147
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	3,599,245
Moorhead MN Improvement Bond Series C	4.00	2-1-2027	435,000	450,919
Nashwauk-Keewatin MN Independent School District #319 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2030	250,000	282,772
Nashwauk-Keewatin MN Independent School District #319 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2031	325,000	372,738
Newfolden Minnesota Independent School District #441 School Building Series 2022A (State School District Credit Program Insured)	5.00	2-1-2037	250,000	276,857
Newfolden Minnesota Independent School District #441 School Building Series 2022A (State School District Credit Program Insured)	5.00	2-1-2038	250,000	275,277
North St. Paul-Maplewood Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	2,877,757
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2030	275,000	314,068
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2031	165,000	191,034
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2032	250,000	291,578
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2033	310,000	361,748
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00%	2-1-2027	$1,500,000	$ 1,606,589
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,274,047
Russell, Tyler, & Ruthton MN Independent School District #2902 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2030	1,620,000	1,825,093
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,516,024
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured) ##	5.00	2-1-2023	1,000,000	1,001,457
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	423,107
St. Cloud MN Independent School District #742 Series B (State School District Credit Program Insured)	5.00	2-1-2031	200,000	226,513
St. Cloud MN Series A	4.00	2-1-2028	460,000	483,233
St. Cloud MN Series A	4.00	2-1-2029	475,000	498,921
St. Cloud MN Series A	4.00	2-1-2030	495,000	519,777
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2027	485,000	485,677
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	220,307
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2030	440,000	459,354
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	552,550
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	577,450
				37,426,158
Health revenue: 18.20%
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	765,684
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	509,571
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	304,104
Duluth MN EDA HCFR Essentia Health Series A	5.00	2-15-2048	650,000	631,646
Duluth MN EDA HCFR Essentia Health Series A	5.00	2-15-2058	1,450,000	1,416,093
Duluth MN EDA HCFR Essentia Health Series A	5.25	2-15-2053	2,500,000	2,518,311
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	891,816
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	661,971
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	523,238
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	520,425
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2025	225,000	237,957
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2026	645,000	693,289
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00%	11-15-2029	$1,000,000	$ 1,123,670
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,080,653
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,071,389
Minneapolis MN Health Care System Fairview Health Services Series 2018A	5.00	11-15-2035	270,000	285,501
Minneapolis MN Health Care System Fairview Health Services Series 2018A	5.00	11-15-2036	1,100,000	1,158,501
Minneapolis MN Health Care System Revenue Allina Health System	4.00	11-15-2038	975,000	943,861
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2033	1,000,000	1,069,344
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,019,954
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	559,164
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	745,000	732,042
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2024	420,000	431,082
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	715,715
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	739,390
St. Cloud MN Health Care CentraCare Health System Obligated Group Series A	5.00	5-1-2027	1,785,000	1,885,607
St. Cloud MN Health Care CentraCare Health System Series A	5.00	5-1-2028	1,550,000	1,634,582
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,101,918
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,097,621
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	595,257
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,058,632
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2025	520,000	542,416
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2028	225,000	234,109
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2031	2,010,000	2,082,354
				33,836,867
Housing revenue: 5.80%
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	860,481
Minnesota HFA Rental Housing Series C (Department of Housing and Urban Development Insured)	0.30	2-1-2024	1,500,000	1,450,932
Minnesota HFA Residential Housing Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	4.09	1-1-2045	595,000	594,257
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	576,840
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	444,867
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Minnesota HFA Residential Housing Series M (GNMA / FNMA / FHLMC Insured)	4.85%	7-1-2037	$3,055,000	$ 3,185,829
Minnesota HFA State Appropriation Bonds Series 2015A	4.00	8-1-2031	300,000	313,175
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,718,102
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	513,611
Minnesota HFA State Appropriation Housing Infrastructure Series B	5.00	8-1-2029	320,000	361,787
Minnesota HFA State Appropriation Housing Infrastructure Series B	5.00	8-1-2030	465,000	531,751
Minnesota HFA State Appropriation Housing Infrastructure Series D	5.00	8-1-2028	200,000	222,512
				10,774,144
Miscellaneous revenue: 11.64%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,019,005
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	243,751
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	241,319
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	283,446
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	689,162
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	418,382
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	762,241
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	766,814
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	277,065
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2029	300,000	284,965
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	292,975
Minneapolis MN Special School District #1 Certificate of Participation Series A	5.00	4-1-2024	300,000	307,699
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	438,508
Minnesota Rural Water Financial Authority Public Projects Construction Notes	2.63	12-1-2023	1,500,000	1,479,622
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	205,302
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,278,033
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,100,794
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,559,362
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	510,654
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,020,877
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00%	2-1-2023	$ 230,000	$ 230,104
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	131,122
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	218,912
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	519,890
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	363,851
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	257,374
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	267,842
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	273,014
St. Paul MN Independent School District #625 Certificate of Participation Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,229,495
White Bear Lake MN Independent School District #624 Certificate of Participation Series B	5.00	4-1-2026	830,000	884,007
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,074,072
				21,629,659
Resource recovery revenue: 0.64%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,196,388
Tax revenue: 0.77%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,422,869
Transportation revenue: 0.86%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	535,654
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	554,795
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	512,961
				1,603,410
Utilities revenue: 9.77%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	4.00	1-1-2042	350,000	344,476
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2029	315,000	350,485
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2030	210,000	236,822
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2031	350,000	396,699
Elk River MN Series B	5.00	8-1-2028	300,000	333,441
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	700,987
Minnesota Municipal Gas Agency Series 2022 (Royal Bank of Canada LIQ)	4.00	12-1-2052	3,000,000	3,008,640
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Northern Minnesota Municipal Power Agency Electric System Series 2013A	4.00%	1-1-2028	$ 450,000	$ 450,192
Northern Minnesota Municipal Power Agency Electric System Series 2013A	5.00	1-1-2024	500,000	500,694
Northern Minnesota Municipal Power Agency Electric System Series 2013A	5.00	1-1-2031	745,000	745,913
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2025	205,000	213,462
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2030	520,000	552,147
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2031	350,000	371,534
Northern Minnesota Municipal Power Agency Electric System Series 2017	5.00	1-1-2036	100,000	105,017
Northern Minnesota Municipal Power Agency Electric System Series 2017	5.00	1-1-2041	400,000	413,404
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	321,047
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	254,799
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	530,810
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2032	700,000	792,954
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2033	560,000	631,023
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2034	615,000	691,616
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	502,085
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2023	200,000	199,723
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2027	100,000	98,239
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2034	225,000	202,018
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2028	400,000	415,303
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2041	500,000	467,633
Western Minnesota Municipal Power Agency Revenue Refunding Series A	5.00	1-1-2030	625,000	708,203
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2027	1,565,000	1,565,000
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2030	1,000,000	1,000,000
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2031	1,000,000	1,062,707
				18,167,073
				172,341,638
New York: 0.15%
Health revenue: 0.15%
Westchester County NY Local Development Corporation Kendal on Hudson Obligated Group Series B	5.00	1-1-2027	275,000	281,178
Puerto Rico: 0.75%
Health revenue: 0.75%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project	4.00	7-1-2037	275,000	247,680
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project		5.00%	7-1-2028	$ 760,000	$ 816,733
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021		5.00	7-1-2031	300,000	330,746
					1,395,159
Total Municipal obligations (Cost $185,831,114)					179,347,290
Total investments in securities (Cost $185,831,114)	96.47%				179,347,290
Other assets and liabilities, net	3.53				6,553,845
Total net assets	100.00%				$185,901,135

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  19

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $185,831,114)	$ 179,347,290
Cash	4,287,904
Receivable for interest	2,567,304
Receivable for Fund shares sold	1,624,138
Receivable for investments sold	165,000
Prepaid expenses and other assets	59,536
Total assets	188,051,172
Liabilities
Payable for Fund shares redeemed	1,648,796
Payable for when-issued transactions	330,834
Dividends payable	67,820
Management fee payable	51,334
Administration fees payable	16,500
Distribution fee payable	787
Accrued expenses and other liabilities	33,966
Total liabilities	2,150,037
Total net assets	$185,901,135
Net assets consist of
Paid-in capital	$ 192,388,709
Total distributable loss	(6,487,574)
Total net assets	$185,901,135
Computation of net asset value and offering price per share
Net assets – Class A	$ 24,109,720
Shares outstanding – Class A1	2,402,689
Net asset value per share – Class A	$10.03
Maximum offering price per share – Class A2	$10.50
Net assets – Class C	$ 1,207,399
Shares outstanding – Class C1	120,312
Net asset value per share – Class C	$10.04
Net assets – Administrator Class	$ 44,220,196
Shares outstanding – Administrator Class[1]	4,407,211
Net asset value per share – Administrator Class	$10.03
Net assets – Institutional Class	$ 116,363,820
Shares outstanding – Institutional Class[1]	11,589,958
Net asset value per share – Institutional Class	$10.04
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Minnesota Tax-Free Fund

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 2,706,013
Expenses
Management fee	382,299
Administration fees
Class A	21,157
Class C	932
Administrator Class	26,359
Institutional Class	44,328
Shareholder servicing fees
Class A	33,047
Class C	1,441
Administrator Class	65,369
Distribution fee
Class C	4,323
Custody and accounting fees	4,768
Professional fees	32,011
Registration fees	26,033
Shareholder report expenses	16,349
Trustees’ fees and expenses	11,158
Other fees and expenses	3,208
Total expenses	672,782
Less: Fee waivers and/or expense reimbursements
Fund-level	(46,486)
Class A	(1,297)
Administrator Class	(51,726)
Institutional Class	(5,441)
Net expenses	567,832
Net investment income	2,138,181
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(547,360)
Net change in unrealized gains (losses) on investments	(826,253)
Net realized and unrealized gains (losses) on investments	(1,373,613)
Net increase in net assets resulting from operations	$ 764,568
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  21

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 2,138,181		$ 3,555,926
Net realized losses on investments		(547,360)		(285,208)
Net change in unrealized gains (losses) on investments		(826,253)		(14,731,962)
Net increase (decrease) in net assets resulting from operations		764,568		(11,461,244)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(261,470)		(530,893)
Class C		(7,185)		(18,937)
Administrator Class		(586,566)		(1,225,069)
Institutional Class		(1,282,960)		(2,025,072)
Total distributions to shareholders		(2,138,181)		(3,799,971)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	144,528	1,447,760	175,543	1,829,918
Class C	39,093	389,185	11,415	122,003
Administrator Class	1,318,646	13,221,582	1,338,902	14,180,966
Institutional Class	6,224,923	62,274,797	7,339,926	75,455,903
		77,333,324		91,588,790
Reinvestment of distributions
Class A	25,756	257,572	49,574	529,205
Class C	710	7,094	1,768	18,934
Administrator Class	57,908	578,883	114,150	1,218,535
Institutional Class	96,783	967,927	135,521	1,445,764
		1,811,476		3,212,438
Payment for shares redeemed
Class A	(480,633)	(4,778,779)	(378,627)	(4,030,884)
Class C	(32,913)	(325,214)	(86,673)	(903,922)
Administrator Class	(2,269,142)	(22,738,862)	(1,665,542)	(17,447,828)
Institutional Class	(5,029,395)	(50,357,471)	(5,504,066)	(56,987,358)
		(78,200,326)		(79,369,992)
Net increase in net assets resulting from capital share transactions		944,474		15,431,236
Total increase (decrease) in net assets		(429,139)		170,021
Net assets
Beginning of period		186,330,274		186,160,253
End of period		$185,901,135		$186,330,274
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Minnesota Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.11	$11.02	$10.86	$10.77	$10.51	$10.68
Net investment income	0.10 [1]	0.18	0.20 [1]	0.23	0.27 [1]	0.28 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	(0.90)	0.16	0.09	0.26	(0.16)
Total from investment operations	0.02	(0.72)	0.36	0.32	0.53	0.12
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.20)	(0.23)	(0.27)	(0.28)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.10)	(0.19)	(0.20)	(0.23)	(0.27)	(0.29)
Net asset value, end of period	$10.03	$10.11	$11.02	$10.86	$10.77	$10.51
Total return[2]	0.21%	(6.59)%	3.32%	2.99%	5.13%	1.10%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.92%	0.93%	0.94%	0.85%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.84%
Net investment income	1.98%	1.67%	1.80%	2.12%	2.57%	2.64%
Supplemental data
Portfolio turnover rate	9%	11%	9%	16%	18%	15%
Net assets, end of period (000s omitted)	$24,110	$27,431	$31,586	$29,317	$27,399	$29,554

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.11	$11.02	$10.86	$10.77	$10.51	$10.68
Net investment income	0.06 [1]	0.10 [1]	0.12 [1]	0.15 [1]	0.19	0.20
Net realized and unrealized gains (losses) on investments	(0.07)	(0.90)	0.16	0.09	0.26	(0.16)
Total from investment operations	(0.01)	(0.80)	0.28	0.24	0.45	0.04
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.12)	(0.15)	(0.19)	(0.20)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.06)	(0.11)	(0.12)	(0.15)	(0.19)	(0.21)
Net asset value, end of period	$10.04	$10.11	$11.02	$10.86	$10.77	$10.51
Total return[2]	(0.07)%	(7.29)%	2.54%	2.22%	4.35%	0.34%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.66%	1.66%	1.68%	1.69%	1.59%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.59%
Net investment income	1.23%	0.91%	1.06%	1.37%	1.83%	1.89%
Supplemental data
Portfolio turnover rate	9%	11%	9%	16%	18%	15%
Net assets, end of period (000s omitted)	$1,207	$1,147	$2,060	$4,020	$5,254	$7,387

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Minnesota Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.11	$11.02	$10.86	$10.76	$10.51	$10.68
Net investment income	0.11 [1]	0.21	0.23 [1]	0.26 [1]	0.30 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	(0.90)	0.16	0.10	0.25	(0.16)
Total from investment operations	0.03	(0.69)	0.39	0.36	0.55	0.15
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.23)	(0.26)	(0.30)	(0.31)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.11)	(0.22)	(0.23)	(0.26)	(0.30)	(0.32)
Net asset value, end of period	$10.03	$10.11	$11.02	$10.86	$10.76	$10.51
Total return[2]	0.33%	(6.35)%	3.58%	3.34%	5.29%	1.34%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.86%	0.87%	0.88%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.23%	1.92%	2.06%	2.38%	2.81%	2.89%
Supplemental data
Portfolio turnover rate	9%	11%	9%	16%	18%	15%
Net assets, end of period (000s omitted)	$44,220	$53,578	$60,727	$69,954	$95,072	$85,259

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.12	$11.02	$10.87	$10.77	$10.52	$10.69
Net investment income	0.12	0.21	0.23	0.26	0.30	0.32
Net realized and unrealized gains (losses) on investments	(0.08)	(0.89)	0.15	0.10	0.25	(0.16)
Total from investment operations	0.04	(0.68)	0.38	0.36	0.55	0.16
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.23)	(0.26)	(0.30)	(0.32)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.12)	(0.22)	(0.23)	(0.26)	(0.30)	(0.33)
Net asset value, end of period	$10.04	$10.12	$11.02	$10.87	$10.77	$10.52
Total return[1]	0.47%	(6.19)%	3.56%	3.42%	5.37%	1.43%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.59%	0.60%	0.61%	0.52%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.31%	2.01%	2.13%	2.43%	2.89%	2.98%
Supplemental data
Portfolio turnover rate	9%	11%	9%	16%	18%	15%
Net assets, end of period (000s omitted)	$116,364	$104,175	$91,787	$70,383	$35,630	$29,639

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Allspring Minnesota Tax-Free Fund  |  27

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $185,831,112 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 412,611
Gross unrealized losses	(6,896,433)
Net unrealized losses	$(6,483,822)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $134,095 in short-term capital losses and $151,113 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$179,347,290	$0	$179,347,290
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08

Allspring Minnesota Tax-Free Fund  |  29

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.85%
Class C	1.60
Administrator Class	0.60
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $19 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $16,680,853 and $21,870,681, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.

30  |  Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund's investments were concentrated in the state of Minnesota.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Minnesota Tax-Free Fund  |  31

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Allspring Minnesota Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Minnesota Tax-Free Fund  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Minnesota Tax-Free Fund  |  35

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-hmokywdt 02-23
SAR0003 12-22

Semi-Annual Report
December 31, 2022
Allspring Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Municipal Bond Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Municipal Bond Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WMFAX)	4-8-2005	-12.82	0.14	1.86	-8.69	1.07	2.33	0.77	0.75
Class C (WMFCX)	4-8-2005	-10.38	0.31	1.72	-9.38	0.31	1.72	1.52	1.50
Class R6 (WMBRX)[3]	7-31-2018	–	–	–	-8.36	1.42	2.66	0.39	0.39
Administrator Class (WMFDX)	4-8-2005	–	–	–	-8.46	1.22	2.49	0.71	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	-8.40	1.38	2.63	0.44	0.44
Bloomberg Municipal Bond Index[4]	–	–	–	–	-8.53	1.25	2.13	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Municipal Bond Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Municipal Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.72	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$ 997.91	$7.55	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class R6
Actual	$1,000.00	$1,003.54	$1.97	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99	0.39%
Administrator Class
Actual	$1,000.00	$1,003.51	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,003.28	$2.22	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.75%
California: 0.57%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (320 shares) 4.11% 144Aø	$32,000,000	$ 32,000,000
Other: 0.18%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 1.00% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $42,000,000)		42,000,000

	Interest rate	Maturity date
Municipal obligations: 98.42%
Alabama: 2.50%
Airport revenue: 0.09%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	500,000	498,167
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	497,204
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	393,685
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	764,312
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	828,573
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	559,297
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	668,562
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	719,455
				4,929,255
GO revenue: 0.06%
Birmingham AL CAB Series A1	5.00	3-1-2045	3,160,000	3,352,278
Health revenue: 0.29%
Alabama Health Care Authority for Baptist Health Series B ø	4.33	11-1-2042	14,500,000	14,500,000
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,090,295
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,080,249
				16,670,544
Tax revenue: 0.46%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	26,002,078
Utilities revenue: 1.49%
Black Belt Energy Gas District Alabama Gas Project Series C-1	5.25	2-1-2053	23,000,000	23,975,676
Black Belt Energy Gas District Gas Supply Revenue Bonds Series 2021A (Royal Bank of Canada LIQ)	4.00	6-1-2051	5,500,000	5,359,908
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	20,590,000	20,427,197
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00	12-1-2051	3,000,000	2,893,480
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	28,850,000	28,748,892
Southeast Energy Authority Alabama Project #1 Series A	4.00	11-1-2051	2,465,000	2,413,176
				83,818,329
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00%	10-1-2025	$ 710,000	$ 639,892
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,569,659
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,898,035
				6,107,586
				140,880,070
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,072,763
Arizona: 1.25%
Education revenue: 0.33%
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2029	1,005,000	1,137,525
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	1,500,000	1,148,506
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	3,000,000	2,297,012
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,026,567
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,213,104
Phoenix AZ IDA Legacy Traditional School Project Series A 144A	6.50	7-1-2034	2,000,000	2,048,952
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2029	2,905,000	2,758,801
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2041	3,195,000	2,567,370
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,288,916
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.86	12-15-2047	150,000	150,000
				18,636,753
GO revenue: 0.06%
Maricopa County AZ Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,618,981
Health revenue: 0.09%
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,105,399
Industrial development revenue: 0.07%
Maricopa County AZ IDA Revenue Bonds Commercial Metals Company Project Series 2022 144A	4.00	10-15-2047	4,000,000	3,234,932
Maricopa County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	1,000,000	759,094
				3,994,026
Miscellaneous revenue: 0.66%
Navajo Nation Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	7,581,817
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	9,404,801
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond Series 2019B	5.00	7-1-2044	5,570,000	5,691,484
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	14,571,708
				37,249,810
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
Mesa AZ Utility System Revenue	4.00%	7-1-2042	$ 1,000,000	$ 985,588
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	979,533
				1,965,121
				70,570,090
Arkansas: 0.05%
Miscellaneous revenue: 0.05%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,158,843
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	983,600
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2040	500,000	488,117
				2,630,560
California: 5.00%
Airport revenue: 1.31%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	1,810,365
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,542,652
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.00	5-15-2046	7,000,000	7,167,885
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	15,427,569
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series H	5.50	5-15-2047	5,000,000	5,333,943
Los Angeles CA International Airports Revenue Bonds 2022 Series G	5.25	5-15-2047	3,000,000	3,146,222
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2026	2,500,000	2,616,452
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2029	1,875,000	2,031,198
San Francisco CA City & County Airport Commission San Francisco International Airport Series 2022A	4.00	5-1-2052	1,500,000	1,292,230
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	30,318,294
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2052	3,000,000	3,041,270
				73,728,080
Education revenue: 0.15%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,282,490
California School Finance Authority Charter School Revenue Bonds Series A 144A	5.00	8-1-2042	1,000,000	1,005,716
University of California Series K	4.00	5-15-2046	5,075,000	4,935,390
				8,223,596
GO revenue: 0.92%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,638,255
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	5,649,155
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00%	8-1-2032	$ 3,795,000	$ 2,747,689
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,308,697
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,203,274
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	740,004
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	708,528
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	678,031
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,768,594
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,344,848
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,556,135
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,495,667
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,189,415
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	842,442
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	10,611,249
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,245,397
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,540,372
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,513,536
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	694,592
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,328,882
Whittier CA School District Series C	5.25	8-1-2046	4,850,000	5,184,693
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,639,408
				51,628,863
Health revenue: 0.84%
California HFFA Revenue Bond Sutter Health Series A	5.00	11-15-2048	3,000,000	3,064,409
California HFFA Stanford Health Care Series A	4.00	8-15-2050	13,450,000	12,757,360
California PFA Enso Village Project Series B-3 144A	2.13	11-15-2027	4,000,000	3,703,242
California Statewide CDA Health Facilities Dignity Health Series E (AGM Insured) €	3.90	7-1-2040	16,050,000	16,050,000
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	4.00	5-15-2037	7,525,000	7,554,971
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,002,979
				47,132,961
Housing revenue: 0.12%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	898,889
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,095,254	2,988,315
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Statewide CDA Community Improvement Authority Bond Mezzanine Pasadena Portfolio 144A	4.00%	12-1-2056	$ 1,500,000	$ 1,062,319
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	3.91	10-1-2036	1,993,000	1,993,000
				6,942,523
Miscellaneous revenue: 0.67%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	8,753,179
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,271,432
Hayward CA Unified School District Series 2022	5.25	8-1-2047	5,000,000	5,196,433
Mesa CA Water District Certificate of Participation	4.00	3-15-2039	500,000	503,211
Mesa CA Water District Certificate of Participation	4.00	3-15-2040	500,000	500,112
Mesa CA Water District Certificate of Participation	4.00	3-15-2045	1,200,000	1,180,960
Ontario Public Financing Authority Series A (AGM Insured)	5.00	11-1-2047	2,750,000	3,003,205
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,825,639
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,735,276
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,653,219
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,633,704
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,430,207
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	2,937,149
				37,623,726
Tax revenue: 0.02%
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	956,030
Tobacco revenue: 0.03%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	462,423
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	274,208
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,025,090
				1,761,721
Transportation revenue: 0.56%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	4.91	4-1-2036	23,545,000	23,739,616
Foothill-Eastern Transportation Corridor Agency Junior Lien Road Revenue Series 2021C	4.00	1-15-2043	8,500,000	7,987,728
				31,727,344
Utilities revenue: 0.38%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1	4.00	2-1-2052	2,360,000	2,322,197
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	14,180,000	15,694,345
Vernon CA Electric System Revenue Series A	5.00	8-1-2039	450,000	467,116
Vernon CA Electric System Revenue Series A	5.00	8-1-2040	375,000	387,802
Vernon CA Electric System Revenue Series A	5.00	8-1-2041	420,000	433,152
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Victorville CA Electric Revenue Bonds Series 2022A	5.00%	5-1-2036	$ 1,210,000	$ 1,291,389
Victorville CA Electric Revenue Bonds Series 2022A	5.00	5-1-2037	1,005,000	1,062,366
				21,658,367
				281,383,211
Colorado: 4.45%
Airport revenue: 0.71%
Denver CO City & County Airport Revenue Bonds Series 2022B	5.25	11-15-2053	2,000,000	2,175,776
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	14,116,594
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,257,810
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2027	10,000,000	10,665,192
Denver CO City & County Airport System Revenue Series 2018A	5.00	12-1-2034	9,000,000	9,489,411
				39,704,783
Education revenue: 0.64%
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	390,000	407,410
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	579,776
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,102,097
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,000,821
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	250,000	244,241
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	2,965,000	3,129,777
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,316,008
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	766,625
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,015,000	1,029,543
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,151,188
Colorado ECFA Charter School New Summit Charter School 144A	4.00	7-1-2051	715,000	525,536
Colorado ECFA Charter School Refunding & Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	110,000	109,208
Colorado ECFA Charter School Refunding & Improvement Bonds University Laboratory School Project 2015 144A	5.00	12-15-2028	600,000	618,942
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	5,156,555
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	6,114,554
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	3,916,171
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,291,454
Colorado ECFA School Refunding & Improvement Bonds	5.00	3-15-2035	2,000,000	2,132,821
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00%	4-1-2048	$ 715,000	$ 723,080
Colorado School of Mines Institutional Enterprise Revenue Bonds Series 2022A (AGM Insured)	5.25	12-1-2047	1,730,000	1,869,496
				36,185,303
GO revenue: 0.18%
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,004,186
Aurora Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	922,878
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	999,696
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	500,000	464,782
Grand River County Hospital District Series 2018 (AGM Insured)	5.25	12-1-2035	1,750,000	1,851,844
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	1,839,364
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	688,051
Wiggins CO School District #50 (BAM Insured)	4.00	12-1-2046	2,335,000	2,250,584
				10,021,385
Health revenue: 0.22%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	600,144
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	4,000,000	4,007,089
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,053,674
Colorado Health Facilities Authority Refunding & Improvement Bonds Christian Living Project	4.00	1-1-2042	1,000,000	737,458
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	3,261,046
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	435,746
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,024,946
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	460,000	415,801
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	519,849
				12,055,753
Miscellaneous revenue: 1.22%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	2,750,914
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,166,754
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	675,688
Colorado Certificate of Participation Rural Colorado Series 2022	6.00	12-15-2039	4,225,000	5,009,637
Colorado Certificate of Participation Rural Colorado Series 2022	6.00	12-15-2041	27,500,000	32,268,536
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	8,150,000	8,069,476
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,250,000	3,190,844
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Colorado E-470 Public Highway Authority CAB Series A (NPFGC Insured) ¤	0.00%	9-1-2034	$ 4,000,000	$ 2,576,491
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,015,478
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,052,436
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,248,492
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,018,743
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,103,365
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	3,712,238
				68,859,092
Tax revenue: 1.10%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	510,330
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	724,458
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	1-15-2031	500,000	531,188
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	531,199
Colorado Regional Transportation District Fastracks Project Series A	5.00	11-1-2041	50,945,000	53,460,496
Commerce City CO Sales and Use Tax Revenue Bond Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,291,429
Denver CO City & County Refunding & Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,129,026
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,414,850
				61,592,976
Transportation revenue: 0.17%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	2,000,000	2,008,764
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2034	1,300,000	1,463,523
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2035	1,250,000	1,388,116
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2036	1,400,000	1,541,139
High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,362,309
				9,763,851
Utilities revenue: 0.05%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,039,132
Water & sewer revenue: 0.16%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,408,183
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	840,549
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	407,602
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	403,233
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Central Weld County CO Water District (AGM Insured)	4.00%	12-1-2039	$ 450,000	$ 451,629
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2040	500,000	496,123
East Cherry Creek Valley Water and Sanitation District	5.00	11-15-2032	750,000	789,598
				8,796,917
				250,019,192
Connecticut: 1.39%
Education revenue: 0.29%
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,254,743
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,027,989
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,078,222
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	1,717,984
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,172,384
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	76,166
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	556,745
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	609,870
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	451,252
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,350,000	1,173,053
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	649,960
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	569,889
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	515,000	557,737
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,649,894
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,718,563
				16,264,451
GO revenue: 0.27%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	1,708,714
Connecticut Series B	5.00	6-1-2041	1,250,000	1,351,293
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,181,955
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,226,412
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,477,917
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,005,371
New Britain CT Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,953,181
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,179,668
				15,084,511
Health revenue: 0.13%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	930,627
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2032	2,705,000	2,987,045
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2033	3,000,000	3,251,303
				7,168,975
Tax revenue: 0.70%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	10,484,969
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	5,442,648
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	8,112,069
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2020A	5.00%	5-1-2040	$ 1,700,000	$ 1,845,624
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021A (AGM Insured)	4.00	5-1-2038	5,000,000	4,949,198
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021D	4.00	11-1-2039	2,000,000	1,964,742
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021D	4.00	11-1-2040	3,500,000	3,390,598
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2022A	5.25	7-1-2043	3,000,000	3,356,729
				39,546,577
				78,064,514
Delaware: 0.48%
Education revenue: 0.18%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,729,882
Kent County DE Charter School Incorporated Project	4.00	5-1-2024	125,000	124,037
Kent County DE Charter School Incorporated Project Series A	4.00	5-1-2041	2,750,000	2,362,460
				10,216,379
Miscellaneous revenue: 0.05%
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XF2945 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.86	6-15-2043	2,840,000	2,840,000
Tax revenue: 0.01%
Delaware Series 2002A	5.50	7-1-2029	663,220	675,705
Transportation revenue: 0.24%
Delaware River & Bay Authority Project	4.00	1-1-2039	650,000	638,981
Delaware River & Bay Authority Project	4.00	1-1-2040	485,000	476,890
Delaware River & Bay Authority Project	4.00	1-1-2041	320,000	313,556
Delaware River & Bay Authority Project	4.00	1-1-2042	550,000	538,361
Delaware River & Bay Authority Project	4.00	1-1-2046	1,000,000	954,832
Delaware River & Bay Authority Project	5.00	1-1-2031	1,000,000	1,162,820
Delaware River & Bay Authority Project	5.00	1-1-2032	1,100,000	1,294,176
Delaware River & Bay Authority Project	5.00	1-1-2033	1,100,000	1,282,893
Delaware River & Bay Authority Project	5.00	1-1-2038	410,000	453,127
Delaware River & Bay Authority Project	5.00	1-1-2039	450,000	494,180
Delaware River & Bay Authority Project	5.00	1-1-2040	465,000	508,066
Delaware River & Bay Authority Project	5.00	1-1-2041	500,000	543,683
Delaware River & Bay Authority Project	5.00	1-1-2042	520,000	564,227
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,006,815
				13,232,607
				26,964,691
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.01%
Airport revenue: 0.33%
Metropolitan Washington Airports Authority Subordinated Lien Bond Series 2021A	5.00%	10-1-2032	$ 5,000,000	$ 5,462,843
Metropolitan Washington Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2038	2,500,000	2,373,764
Metropolitan Washington Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2039	3,405,000	3,203,760
Metropolitan Washington Airports Authority Subordinated Lien Bond Series B (AGM Insured)	4.00	10-1-2049	8,000,000	7,298,918
				18,339,285
GO revenue: 0.10%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,371,127
Miscellaneous revenue: 0.37%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,542,472
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,694,667
District of Columbia Series A	5.00	2-1-2046	6,150,000	6,650,088
				20,887,227
Tax revenue: 0.09%
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2036	670,000	670,209
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,000,000	987,711
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,115,000	1,092,837
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2038	1,000,000	986,176
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	640,000	627,967
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	1,000,000	969,450
				5,334,350
Transportation revenue: 0.12%
Washington Metropolitan Area Transit Authority Series A	4.00	7-15-2040	6,000,000	5,810,267
Washington Metropolitan Area Transit Authority Series A	4.00	7-15-2045	1,000,000	943,260
				6,753,527
				56,685,516
Florida: 6.32%
Airport revenue: 2.64%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2034	1,750,000	1,858,941
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	12,715,719
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2038	2,000,000	2,084,734
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	7,300,000	6,557,994
Greater Orlando Aviation Authority Revenue AMT Series A	5.00	10-1-2046	3,000,000	3,035,489
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00%	10-1-2048	$ 7,000,000	$ 7,089,237
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	10,152,589
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	17,693,161
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,320,923
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	10,408,078
Miami-Dade County FL Aviation Refunding Bond AMT Series 2014	5.00	10-1-2032	14,000,000	14,232,996
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2038	3,250,000	3,164,904
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2041	1,500,000	1,410,773
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2033	5,000,000	5,070,620
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	18,750,000	18,847,976
Miami-Dade County FL Aviation Refunding Bond AMT Series B	5.00	10-1-2040	18,000,000	18,290,372
Miami-Dade County FL Aviation Refunding Bonds AMT Series 2014	5.00	10-1-2030	11,000,000	11,233,221
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	510,393
				148,678,120
Education revenue: 0.55%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,306,382
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	13,589,675
Florida Development Finance Corporation Educational Facilities Revenue Bonds Series 2022 144A	5.00	10-1-2042	1,605,000	1,469,186
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	1,676,956
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	6,769,640
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,137,536
				30,949,375
GO revenue: 0.52%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	15,586,061
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	13,484,002
				29,070,063
Health revenue: 0.65%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,021,563
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,258,878
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	3,128,221
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	5,279,646
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	971,160
Lee Memorial Health System Series B ø	4.21	4-1-2049	6,500,000	6,500,000
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Sarasota County FL Public Hospital District Revenue Bonds Series 2022	5.00%	7-1-2052	$ 8,000,000	$ 8,303,547
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2046	1,500,000	1,106,041
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	1,006,518
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,261,791
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	723,594
				36,560,959
Housing revenue: 0.20%
Florida Housing Finance Corporation Journet Place Apartments Series 1 144A	7.60	12-15-2047	760,000	798,115
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,460,000	2,462,668
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3058 (Mizuho Capital Markets LLC LOC) 144Aø	3.88	8-1-2039	8,000,000	8,000,000
				11,260,783
Industrial development revenue: 0.05%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	3,500,000	2,641,498
Miscellaneous revenue: 0.64%
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2033	4,750,000	5,375,038
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2034	2,000,000	2,249,563
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2035	3,000,000	3,343,841
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	8,334,474
Indigo FL Community Development District Series C	7.00	5-1-2030	2,536,248	1,750,011
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	846,000	846,833
Marshall Creek FL Community Development District	5.00	5-1-2032	1,525,000	1,467,503
Marshall Creek FL Community Development District	6.32	5-1-2045	115,000	108,581
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,575,673
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,732,355
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	1,819,398
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	1,914,610
Saint John's County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.25	7-1-2047	5,000,000	5,521,108
				36,038,988
Resource recovery revenue: 0.12%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.25	8-1-2029	7,500,000	6,974,058
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.26%
Broward County FL Tourist Development Revenue Convention Center Expansion Revenue Project	4.00%	9-1-2047	$10,000,000	$ 9,007,692
Lee County FL Local Option Gas Tax Revenue Bonds Series 2022	5.25	8-1-2049	5,000,000	5,382,982
				14,390,674
Transportation revenue: 0.26%
Central Florida Expressway Authority Series 2021 (AGM Insured)	4.00	7-1-2039	6,070,000	6,110,142
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,202,910
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	4,261,731
				14,574,783
Utilities revenue: 0.06%
Fort Pierce Utilities Authority Refunding Bonds Series 2022A (AGM Insured)	5.00	10-1-2038	1,000,000	1,103,826
Fort Pierce Utilities Authority Refunding Bonds Series 2022A (AGM Insured)	5.00	10-1-2042	1,000,000	1,095,106
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	1,250,000	1,451,387
				3,650,319
Water & sewer revenue: 0.37%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,158,496
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,469,434
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,831,964
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,196,115
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,361,193
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,660,573
				20,677,775
				355,467,395
Georgia: 2.79%
Education revenue: 0.19%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,518
Georgia Private Colleges & Universities Authority Emory University Revenue Bond Series 2019B	5.00	9-1-2048	4,000,000	4,247,848
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,071,757
				10,755,123
Energy revenue: 0.06%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	3,600,709
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.22%
Brookhaven GA Development Authority Childrens Healthcare of Atlanta	4.00%	7-1-2044	$ 6,000,000	$ 5,759,425
Brookhaven GA Development Authority Childrens Healthcare of Atlanta Series 2019A	5.00	7-1-2038	1,500,000	1,621,590
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,277,754
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,620,410
				12,279,179
Industrial development revenue: 0.04%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	3,000,000	2,384,978
Tax revenue: 0.14%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00	7-1-2044	7,500,000	7,794,824
Transportation revenue: 0.14%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,944,282
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	5,639,606
				7,583,888
Utilities revenue: 2.00%
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	19,960,708
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	14,583,001
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	9,886,780
Burke County GA Development Authority Georgia Power Company Vogtle Project Series 5	2.20	10-1-2032	1,500,000	1,233,661
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	4,998,229
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	959,627
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	958,551
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	416,611
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	8,500,000	8,430,407
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022B	5.00	6-1-2027	1,700,000	1,754,925
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00	8-1-2052	27,000,000	25,384,917
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	3,895,090
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	6-1-2029	3,300,000	3,425,443
Main Street Natural Gas Incorporated Georgia Gas Project Series C	5.00	6-1-2028	2,900,000	3,004,854
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	3.51	4-1-2048	5,100,000	5,077,353
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,136,144
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00%	1-1-2038	$ 1,100,000	$ 1,130,317
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M (BAM Insured)	5.00	1-1-2049	5,000,000	5,111,474
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	1,010,159
				112,358,251
				156,756,952
Guam: 0.14%
Airport revenue: 0.05%
Guam Antonio B. Won Pat International Airport Authority Refunding Bond Series A %%	5.38	10-1-2043	750,000	718,463
Guam International Airport Authority General Revenue Bonds 2023 Series A %%	5.25	10-1-2035	530,000	519,627
Guam International Airport Authority General Revenue Bonds 2023 Series A %%	5.25	10-1-2036	1,000,000	972,605
Guam Port Authority Private Activity AMT Series 2018B	5.00	7-1-2030	500,000	531,100
				2,741,795
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	60,172
Tax revenue: 0.04%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	2,750,000	2,396,653
Water & sewer revenue: 0.05%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,003,873
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,585,730
				2,589,603
				7,788,223
Hawaii: 0.49%
Airport revenue: 0.49%
Hawaii Airports System Revenue Series 2020A	5.00	7-1-2034	6,800,000	7,277,651
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	7,086,290
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,279,538
Hawaii AMT Series A	4.00	7-1-2034	875,000	890,897
Hawaii AMT Series A	4.00	7-1-2035	625,000	631,869
Hawaii AMT Series A	4.00	7-1-2036	300,000	300,374
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	9,617,072
Hawaii AMT Series C	4.00	7-1-2040	425,000	416,448
				27,500,139
Idaho: 0.11%
Education revenue: 0.11%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	565,000	566,224
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25%	5-1-2043	$ 1,365,000	$ 1,368,095
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	204,700
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,384,204
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,255,000	1,247,319
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,565,153
				6,335,695
Illinois: 13.34%
Airport revenue: 0.99%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	8,000,000	8,006,630
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,028,589
Chicago IL O'Hare International Airport AMT Senior Lien Series 2015A	5.00	1-1-2030	5,000,000	5,107,878
Chicago IL O'Hare International Airport AMT Senior Lien Series 2020A	4.00	1-1-2035	7,500,000	7,541,918
Chicago IL O'Hare International Airport AMT Senior Lien Series 2020A	5.00	1-1-2034	5,000,000	5,523,331
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,000,000
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,533,390
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,520,199
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2039	10,250,000	10,607,052
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,004,806
				55,873,793
Education revenue: 0.37%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	1,250,000	961,735
Illinois Finance Authority Bradley University Project Series A	4.00	8-1-2043	750,000	647,503
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,049,093
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,735,868
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,556,056
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,729,254
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2035	500,000	487,049
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2037	1,000,000	951,398
Southern Illinois State University Series 04 (BAM Insured)	5.00	4-1-2032	500,000	542,146
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2026	2,355,000	2,116,468
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2027	2,435,000	2,112,504
				20,889,074
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.76%
Chicago IL Board of Education CAB City Colleges (NPFGC Insured) ¤	0.00%	1-1-2025	$ 9,935,000	$ 9,213,234
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2023	2,930,000	2,826,683
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2026	4,245,000	3,639,655
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	6,630,000	6,675,426
Chicago IL Board of Education Series 2021A	5.00	12-1-2036	2,000,000	2,003,793
Chicago IL Board of Education Series 2021A	5.00	12-1-2040	2,000,000	1,954,479
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2030	5,995,000	4,494,218
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,628,443
Chicago IL Series 2021A	5.00	1-1-2034	11,790,000	12,415,925
Chicago IL Series 2021B	4.00	1-1-2038	6,615,000	5,947,681
Chicago IL Series 2023A %%	5.25	1-1-2037	1,950,000	2,020,567
Chicago IL Series 2023A %%	5.50	1-1-2040	1,000,000	1,046,539
Chicago IL Series 2023A %%	5.50	1-1-2041	1,500,000	1,549,243
Chicago IL Series 2023A %%	5.50	1-1-2043	1,500,000	1,545,483
Chicago IL Series A	5.00	1-1-2027	1,410,000	1,459,119
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,163,855
Cook County IL Series 2013	5.13	12-1-2038	2,250,000	2,251,334
Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	3,200,000	3,345,361
Illinois Series 2006	5.50	1-1-2030	2,900,000	3,081,233
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	3,000,000	3,054,053
Illinois Series 2016	5.00	11-1-2027	1,175,000	1,206,993
Illinois Series 2022A	5.50	3-1-2042	3,500,000	3,608,606
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,012,781
Illinois Series B	5.00	10-1-2028	2,750,000	2,842,600
Illinois Series B	5.50	5-1-2024	2,500,000	2,554,594
Illinois Series C	4.00	10-1-2038	4,820,000	4,274,597
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	1,165,000	1,182,577
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,023,347
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	10,000,000	10,000,000
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	1,886,262
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	855,000	799,073
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,566,381
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	10,508,847
Lake County IL School District #24 Millburn CAB (NPFGC Insured) ¤	0.00	1-1-2024	2,000,000	1,931,431
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	5,169,517
Madison, Bond & Montgomery Counties, IL GO Series 2022B (AGM Insured)	5.50	2-1-2040	1,265,000	1,395,989
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM / FGIC Insured) ¤	0.00	1-1-2023	705,000	705,000
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	1,874,648
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,202,209
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sangamon Logan & Menard Counties IL Community Unit School District #15 Williamsville Series B (BAM Insured)	4.00%	12-1-2044	$ 1,500,000	$ 1,428,851
Tazewell County IL School District #51 (NPFGC Insured)	9.00	12-1-2023	350,000	367,653
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2032	400,000	283,917
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	2,830,000	1,920,653
Will County IL Community High School Refunding Bond Series 2022A (AGM Insured)	5.50	2-1-2041	3,660,000	4,044,710
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	500,000
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	70,000	68,264
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	430,000	418,995
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,335,823
				155,430,642
Health revenue: 1.07%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2040	8,600,000	8,106,842
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	2,450,000	2,229,326
Illinois Finance Authority Friendship Village of Schaumberg ♣	5.00	2-15-2022	1,680,000	756,000
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	2,000,000	1,683,752
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	4,237,288
Illinois Finance Authority Northwestern Memorial Project	4.00	7-15-2039	2,250,000	2,245,638
Illinois Finance Authority Revenue Bonds Series 2015A	5.00	11-15-2045	10,000,000	10,015,419
Illinois Finance Authority University of Chicago Series 2022A	5.00	8-15-2047	30,000,000	31,172,697
				60,446,962
Housing revenue: 0.03%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2037	1,650,000	1,590,796
Miscellaneous revenue: 0.64%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	3,799,000	3,801,051
Illinois Finance Authority Shedd Aquarium Society Series 2022	5.00	6-1-2044	4,000,000	4,241,266
Illinois Finance Authority Shedd Aquarium Society Series 2022	5.00	6-1-2047	5,000,000	5,261,566
Illinois GO Series July 2013	5.50	7-1-2026	4,450,000	4,485,337
Illinois GO Series November 2017C	5.00	11-1-2029	2,965,000	3,037,515
Illinois Series 2013	5.25	7-1-2030	2,500,000	2,509,999
Illinois Series 2013	5.50	7-1-2025	6,000,000	6,051,947
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,014,179
Illinois Series 2021A	5.00	3-1-2046	2,500,000	2,429,680
				35,832,540
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 5.59%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00%	1-1-2024	$ 680,000	$ 693,664
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	4,625,132
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,566,072
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,132,143
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	4,325,000	4,515,507
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,112,883
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	21,500,000	21,819,071
Chicago IL Transit Authority Sales Tax Receipts Bonds Series 2022A (BAM Insured)	5.00	12-1-2046	10,000,000	10,208,746
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00	12-1-2045	1,750,000	1,772,419
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds Series 2014	5.25	12-1-2049	13,500,000	13,639,131
Cook County IL Sales Tax Revenue Bonds Series 2022A	5.25	11-15-2045	5,000,000	5,361,970
Cook County IL Series A	4.00	11-15-2041	2,000,000	1,843,709
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	145,000	146,536
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	23,541,455
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	22,317,102
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,721,154
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	6,130,982
Illinois Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	18,035,507
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2023	10,000,000	10,067,353
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,022,979
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,950,013
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series C	5.00	6-15-2028	3,500,000	3,706,301
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series D	4.00	6-15-2030	12,000,000	12,059,033
Illinois Sales Tax Securitization Series A	4.00	1-1-2048	5,430,000	4,772,946
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,096,281
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,549,003
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,788,822
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	16,647,204
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,351,798
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	3,821,252
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	4,871,546
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,021,329
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,109,197
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,574,059
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2026	12,245,000	10,588,769
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00%	12-15-2030	$25,700,000	$ 18,644,929
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	6-15-2031	10,060,000	7,106,270
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2031	9,800,000	6,769,985
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	12,085,000	9,367,838
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A	4.00	12-15-2042	2,500,000	2,175,337
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	8,950,000	8,627,672
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,015,000	2,454,827
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2406 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	3.69	6-15-2031	7,055,000	7,055,000
				314,382,926
Tobacco revenue: 0.06%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,078,300
Transportation revenue: 0.60%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,084,765
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,672,366
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	9,000,000	9,529,036
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2046	15,245,000	16,115,630
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,500,000	1,515,513
				33,917,310
Utilities revenue: 0.28%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	7,301,778
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	8,324,784
				15,626,562
Water & sewer revenue: 0.95%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	4,600,000	4,628,106
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,021,952
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,005,664
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	11,550,760
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2044	4,425,000	4,427,628
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,507,700
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,030,566
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Chicago IL Waterworks Second Lien Series 2014	5.00%	11-1-2044	$ 9,000,000	$ 9,040,265
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,060,190
				53,272,831
				750,341,736
Indiana: 1.73%
Education revenue: 0.31%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	17,000,000	17,083,956
Indiana Finance Authority Educational Facilities Multipurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	330,873
				17,414,829
Health revenue: 0.41%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	13,064,304
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,014,958
Indiana Finance Authority Marion General Hospital Series A	4.00	7-1-2045	2,560,000	2,393,493
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	2,860,360
				23,333,115
Industrial development revenue: 0.28%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,720,000	2,740,322
Indiana Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Partners LLC Project Series A-P3	5.00	7-1-2048	10,000,000	10,074,715
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	200,000	202,267
Whiting IN Industry Environmental Facilities	5.00	3-1-2046	2,500,000	2,503,264
				15,520,568
Miscellaneous revenue: 0.32%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	6,437,963
Clarke County IN Building Corporation Series 2022	6.00	7-15-2038	5,000,000	5,996,986
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,360,657
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	2,926,388
				17,721,994
Tax revenue: 0.07%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,168,428
Utilities revenue: 0.19%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	3,537,522
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012A	4.25%	11-1-2030	$ 3,000,000	$ 2,895,440
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,650,000	4,112,370
				10,545,332
Water & sewer revenue: 0.15%
Evansville IN Waterworks Series 2022A (BAM Insured)	5.00	7-1-2047	2,250,000	2,410,770
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,287,673
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	2,930,279
				8,628,722
				97,332,988
Iowa: 0.03%
GO revenue: 0.03%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	1,922,736
Kansas: 0.26%
GO revenue: 0.05%
Wyandotte County KS Unified School District No. 203 (AGM Insured)	5.25	9-1-2052	2,500,000	2,755,720
Tax revenue: 0.21%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	33,280,000	11,606,154
				14,361,874
Kentucky: 1.58%
Education revenue: 0.03%
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2046	800,000	702,484
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2051	1,250,000	1,069,738
				1,772,222
Health revenue: 0.27%
Kentucky EDFA Baptist Healthcare System Series 2017-B	5.00	8-15-2046	2,070,000	2,088,569
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2024	9,260,000	8,698,456
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2028	5,140,000	4,156,100
				14,943,125
Miscellaneous revenue: 0.16%
Kentucky State Property and Buildings Commission Revenue Bonds Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,539,887
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2046	640,000	603,374
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00%	11-1-2051	$ 1,000,000	$ 909,641
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2056	1,000,000	892,947
				8,945,849
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,384,280
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,790,120
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,495,845
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C øø	0.00	7-1-2033	1,000,000	1,115,936
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C øø	0.00	7-1-2034	2,505,000	2,790,535
				8,576,716
Utilities revenue: 0.97%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	18,455,000	18,284,668
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	8,175,617
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	23,080,229
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	5,385,000	5,335,299
				54,875,813
				89,113,725
Louisiana: 0.59%
Airport revenue: 0.34%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,068,580
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,588,709
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,130,147
New Orleans LA Aviation Board General Airport Revenue Bonds Series 2015A	5.00	1-1-2040	3,000,000	3,033,634
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,750,000	1,845,620
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	1,830,780
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,561,818
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	2,046,727
				19,106,015
GO revenue: 0.04%
New Orleans LA Series 2021A	5.00	12-1-2046	2,000,000	2,071,260
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144Aøø	4.00	11-1-2044	1,830,000	1,404,354
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.19%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30%	2-1-2041	$ 6,075,000	$ 5,217,581
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	346,433
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	393,457
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	341,682
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,082,878
New Orleans LA Series B	5.00	6-1-2045	1,500,000	1,554,461
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	706,754
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	900,016
				10,543,262
				33,124,891
Maine: 0.18%
Health revenue: 0.18%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	1,575,049
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	4,064,599
Maine HEFA Series A	4.00	7-1-2046	500,000	480,834
Maine HEFA Series A	4.00	7-1-2050	1,000,000	934,911
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,553,058
Maine HEFA Series A	5.00	7-1-2029	455,000	516,356
Maine HEFA Series A	5.00	7-1-2029	1,080,000	1,180,565
				10,305,372
Maryland: 0.42%
Education revenue: 0.30%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	200,026
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	235,000	235,060
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,589,295
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	8,734,482
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,318,202
				17,077,065
Health revenue: 0.03%
Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	675,057
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	742,342
				1,417,399
Miscellaneous revenue: 0.04%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	1,949,349
Water & sewer revenue: 0.05%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	494,280
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Baltimore MD Water Projects Series A	4.00%	7-1-2040	$ 500,000	$ 487,962
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	1,911,461
				2,893,703
				23,337,516
Massachusetts: 2.16%
Airport revenue: 0.20%
Massachusetts AMT Series B	4.00	7-1-2046	2,965,000	2,722,040
Massachusetts Port Authority AMT Series 2022-A	5.00	7-1-2039	4,005,000	4,235,650
Massachusetts Port Authority AMT Series 2022-A	5.00	7-1-2042	2,000,000	2,088,990
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,975,000	2,035,643
				11,082,323
Education revenue: 0.26%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	972,656
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,612,742
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2045	2,400,000	1,818,934
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2050	2,750,000	1,990,493
Massachusetts Development Finance Agency Northeastern University Project Series 2022	5.00	10-1-2044	7,000,000	7,727,782
Massachusetts Development Finance Agency Suffolk University Project Series 2021	4.00	7-1-2051	1,000,000	809,032
				14,931,639
GO revenue: 0.17%
Massachusetts GO Series A	5.00	3-1-2041	7,500,000	7,601,381
Massachusetts Series E	5.25	9-1-2048	1,765,000	1,882,787
				9,484,168
Health revenue: 0.34%
Massachusetts Development Finance Agency Dana Farber Cancer Institute Project Series 2016-N	5.00	12-1-2046	3,000,000	3,034,890
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	6,000,000	6,029,604
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	968,688
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,151,191
Massachusetts Development Finance Agency Revenue Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,279,132
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC) ø	3.65	7-1-2040	835,000	835,000
Massachusetts State Development Finance Authority Revenue Bonds Series F	5.00	8-15-2045	4,950,000	5,000,508
				19,299,013
Tax revenue: 0.84%
Massachusetts Series F	5.00	11-1-2041	5,000,000	5,281,927
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00%	6-1-2047	$ 6,485,000	$ 6,786,076
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	12,131,756
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	22,833,009
				47,032,768
Water & sewer revenue: 0.35%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	19,711,414
				121,541,325
Michigan: 3.49%
Airport revenue: 0.16%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	6,209,117
Wayne County MI Airport Authority AMT (BAM Insured)	5.00	12-1-2046	1,400,000	1,435,371
Wayne County MI Airport Authority AMT Series 2021B	5.00	12-1-2041	1,145,000	1,188,152
				8,832,640
Education revenue: 0.19%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,065,000	956,874
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	988,303
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	3,551,774
Michigan Finance Authority Refunding Bond Higher Education Facilities	4.00	12-1-2041	4,750,000	4,161,772
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,032,500	1,032,796
				10,691,519
GO revenue: 0.13%
Livonia MI Public School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,081,720
Livonia MI Public School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,459,064
Livonia MI Public School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,358,439
Livonia MI Public School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,786,096
Livonia MI Public School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,433,908
				7,119,227
Health revenue: 0.39%
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2031	1,000,000	923,636
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2045	750,000	589,770
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2015	5.00	11-15-2045	8,000,000	8,088,439
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2016	5.00	12-1-2034	8,055,000	8,541,341
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2016A	5.00	11-1-2044	4,000,000	4,066,327
				22,209,513
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.97%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00%	4-15-2041	$13,000,000	$ 13,501,255
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	5,494,435
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	7,000,000	7,016,790
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,369,403
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,042,188
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,036,242
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	6,753,416
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,097,224
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	920,335
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,660,449
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1115 (Deutsche Bank LIQ) 144Aø	3.72	10-15-2051	1,650,000	1,650,000
				54,541,737
Tax revenue: 0.58%
Detroit MI Downtown Development Authority Refunding Bonds Series 2018A (AGM Insured)	5.00	7-1-2043	3,000,000	3,005,707
Detroit MI Downtown Development Authority Refunding Bonds Series 2018A (AGM Insured)	5.00	7-1-2048	5,000,000	5,009,511
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	7,895,000	7,910,000
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	16,806,706
				32,731,924
Water & sewer revenue: 1.07%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	8,891,287
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	11,263,485
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	11,311,683
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	6,659,927
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,031,980
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,320,439
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,063,072
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00%	7-1-2026	$ 1,945,000	$ 2,007,202
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,332,276
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,591,292
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2032	5,750,000	5,903,308
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,056,707
				60,432,658
				196,559,218
Minnesota: 0.45%
GO revenue: 0.03%
Hennepin County MN Series 2018A	5.00	12-1-2037	1,000,000	1,087,226
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2030	225,000	234,256
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	250,292
				1,571,774
Health revenue: 0.35%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,067,786
Rochester MN HCFR Mayo Clinic Series B (Northern Trust Company SPA) ø	3.60	11-15-2038	4,000,000	4,000,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	13,890,000	13,648,406
				19,716,192
Utilities revenue: 0.07%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,086,880
				25,374,846
Mississippi: 0.12%
Miscellaneous revenue: 0.12%
Mississippi Development Bank Special Obligation Bonds Series 2012A Jackson Water & Sewer System Project (AGM Insured)	5.00	9-1-2030	6,830,000	6,872,265
Missouri: 0.77%
GO revenue: 0.09%
St. Louis MO Special Administrative Board of St. Louis School District	4.00	4-1-2030	4,840,000	4,984,459
Miscellaneous revenue: 0.68%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,108,883
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	23,075,000	23,431,756
Missouri Public Utilities Commission Interim Construction Notes	0.75	8-1-2023	12,000,000	11,765,701
				38,306,340
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.00%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00%	6-1-2026	$ 170,000	$ 161,710
				43,452,509
Nebraska: 0.13%
Health revenue: 0.02%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,114,834
Utilities revenue: 0.11%
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series A 2017-A	5.00	9-1-2033	6,000,000	6,423,215
				7,538,049
Nevada: 1.97%
GO revenue: 1.95%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,240,639
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,728,465
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	862,320
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	907,521
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	853,997
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	998,359
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	998,754
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,019,551
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	930,757
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,063,540
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,108,043
Clark County NV Series A	5.00	6-1-2043	9,360,000	9,928,573
Clark County NV Series A	5.00	5-1-2048	50,215,000	52,777,497
Henderson NV Limited Tax Utility System Series A-1	4.00	6-1-2045	9,140,000	8,856,011
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,068,133
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,293,113
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,339,962
Las Vegas NV Water District Series 2022A	4.00	6-1-2034	4,600,000	4,825,099
				109,800,334
Industrial development revenue: 0.02%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	1,250,000	1,006,921
Miscellaneous revenue: 0.00%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	205,000	205,858
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	70,000	70,939
				276,797
				111,084,052
New Hampshire: 0.25%
Health revenue: 0.05%
New Hampshire HEFA Dartmouth Hitchcook Health Group Series 2017-A	5.00	8-1-2036	2,660,000	2,809,556
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.11%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13%	1-20-2034	$ 6,226,269	$ 6,037,117
Industrial development revenue: 0.09%
New Hampshire Finance Authority Lonza Biologics Incorporated (Landesbank Hessen-Thüringen LOC) ø	3.72	9-1-2030	5,000,000	5,000,000
				13,846,673
New Jersey: 3.35%
Airport revenue: 0.02%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,363,197
Education revenue: 0.18%
Atlantic City NJ Improvement Authority Stockton University Project (AGM Insured)	4.00	7-1-2047	750,000	692,846
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	5,976,359
Rutgers University Series L	5.00	5-1-2033	3,560,000	3,583,417
				10,252,622
GO revenue: 0.34%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,530,925
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2025	5,000,000	5,229,015
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2026	2,205,000	2,304,364
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2027	6,035,000	6,295,552
Newark NJ Qualified General Improvement Bonds Series A	5.25	7-15-2024	1,325,000	1,366,663
Newark NJ Qualified General Improvement Bonds Series B	5.00	7-15-2025	385,000	402,634
Newark NJ Qualified General Improvement Bonds Series B	5.00	7-15-2026	395,000	412,800
Newark NJ Qualified General Improvement Bonds Series B	5.00	7-15-2027	405,000	422,485
Newark NJ Qualified General Improvement Bonds Series B	5.25	7-15-2024	375,000	386,791
				19,351,229
Industrial development revenue: 0.18%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,011,057
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	5,921,261
				9,932,318
Miscellaneous revenue: 1.00%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	2,620,000	2,569,371
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,030,225
New Jersey EDA Transportation Project Bonds Portal North Bridge Project Series 2022A	5.00	11-1-2038	5,000,000	5,274,071
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New Jersey EDA Transportation Project Bonds Portal North Bridge Project Series 2022A	5.25%	11-1-2041	$ 3,000,000	$ 3,193,651
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	4,311,704
New Jersey TTFA Series A (NPFGC Insured)	5.75	6-15-2025	10,000,000	10,617,390
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,247,154
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.25	1-1-2024	1,225,000	1,237,491
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	9,715,000	9,727,272
				56,208,329
Tax revenue: 0.45%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	16,490,010
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	1,916,796
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,124,433
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	3,569,030
				25,100,269
Transportation revenue: 1.18%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	8,047,881
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	9,053,363
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,111,392
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2026	1,150,000	995,225
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	8,000,000	5,826,517
New Jersey TTFA Program Bonds Series AA	5.00	6-15-2038	2,000,000	2,106,274
New Jersey TTFA Series AA	5.00	6-15-2036	2,070,000	2,077,330
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,002,911
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,061,897
New Jersey TTFA Transportation Program Bonds Series CC	5.25	6-15-2046	6,000,000	6,318,254
New Jersey TTFA Transportation Program Bonds Series CC	5.50	6-15-2050	5,000,000	5,347,216
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	1,500,000	1,571,422
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	8,000,000	8,232,796
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.00	11-1-2041	1,000,000	1,011,417
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	1,500,000	1,522,408
				66,286,303
				188,494,267
New Mexico: 0.27%
Industrial development revenue: 0.18%
Farmington NM PCR	1.80	4-1-2029	5,000,000	4,185,092
Farmington NM PCR	1.80	4-1-2029	7,000,000	5,859,128
				10,044,220
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.09%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00%	11-1-2039	$ 5,140,000	$ 5,268,137
				15,312,357
New York: 11.63%
Airport revenue: 1.12%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2039	700,000	640,486
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2040	900,000	813,551
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	1,000,000	1,057,877
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2036	1,750,000	1,834,130
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	700,000	717,362
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	1,750,000	1,825,198
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	2,000,000	2,057,971
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2038	3,000,000	3,075,526
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2039	13,000,000	13,257,979
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2042	3,385,000	3,408,296
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport Project Series 2020C	5.00	12-1-2035	2,475,000	2,608,827
New York Transportation Development Corporation Special Facilities Revenue Terminal B LaGuardia Airport Series 2016A	5.00	7-1-2041	3,250,000	3,161,454
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	1,826,661
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	17,808,243
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,105,211
Port Authority of New York & New Jersey Series 218	4.00	11-1-2041	2,275,000	2,122,796
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	4,523,174
				62,844,742
Education revenue: 0.59%
Hempstead NY Local Development Corporation Evergreen Charter School Project Series 2022A	5.25	6-15-2042	6,085,000	5,982,930
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	5,000,000	3,683,953
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73%	2-1-2050	$10,030,000	$ 9,591,745
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,136,002
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	874,157
New York Dormitory Authority Iona College	5.00	7-1-2027	335,000	355,156
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	4,560,348
New York Dormitory Authority St. John's University Series A	4.00	7-1-2048	2,000,000	1,823,422
Westchester County NY Local Development Pace University Series B	4.32	5-1-2044	5,000,000	5,000,000
				33,007,713
GO revenue: 1.57%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	2,933,241
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	2,847,356
New York NY Fiscal 2022 Subordinate Bond Series D-1	5.25	5-1-2041	6,000,000	6,666,645
New York NY Fiscal 2022 Subordinate Bond Series D-1	5.25	5-1-2042	1,000,000	1,108,689
New York NY GO Subseries A-1	5.25	9-1-2042	8,750,000	9,729,196
New York NY GO Subseries A-1	5.25	9-1-2043	21,165,000	23,448,670
New York NY GO Subseries F-1	5.00	3-1-2043	4,000,000	4,245,006
New York NY GO Subseries F-1	5.00	3-1-2050	6,000,000	6,319,472
New York NY Series E-1	5.00	3-1-2039	8,800,000	9,321,269
New York NY Series S-2	5.00	7-15-2041	13,805,000	14,216,545
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2036	2,000,000	2,225,152
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2037	1,100,000	1,212,242
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2038	1,140,000	1,249,085
Yonkers NY Series 2022-F (BAM Insured)	5.00	11-15-2040	850,000	919,715
Yonkers NY Series 2022-F (BAM Insured)	5.00	11-15-2041	750,000	807,325
Yonkers NY Series 2022-F (BAM Insured)	5.00	11-15-2042	1,000,000	1,073,975
				88,323,583
Health revenue: 0.15%
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	3.73	7-1-2048	5,000,000	5,000,000
Westchester County NY Kendal on Hudson Project Series 2013	5.00	1-1-2028	1,805,000	1,805,000
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,442,404
				8,247,404
Housing revenue: 0.18%
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	4.06	10-1-2045	10,000,000	10,000,000
Industrial development revenue: 0.75%
Monroe County NY IDA Continuing Development Services Project (Citizens Bank LOC) ø	3.73	7-1-2027	575,000	575,000
New York Liberty Development Corporation Refunding Bonds 1 World Trade Center Project	4.00	2-15-2043	4,500,000	4,169,379
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80%	9-15-2069	$ 1,000,000	$ 894,848
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2041	2,000,000	1,755,167
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2046	1,500,000	1,262,920
New York Transportation Development Corporation Special Facilities AMT Revenue	5.00	1-1-2032	12,000,000	12,168,677
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	3.00	8-1-2031	2,000,000	1,738,827
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	20,000,000	19,891,164
				42,455,982
Miscellaneous revenue: 0.63%
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,606
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,909,569
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,088,715
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	5.00	1-1-2031	1,000,000	1,128,342
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	3-15-2044	5,000,000	4,727,613
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	2,400,000	1,732,549
RBC Municipal Products Incorporated Series E-154 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	3.76	6-1-2028	18,000,000	18,000,000
Yonkers NY IDA New Community School Project Series 2022	5.00	5-1-2047	5,000,000	5,347,879
Yonkers NY IDA New Community School Project Series 2022	5.25	5-1-2051	1,600,000	1,731,316
				35,671,589
Tax revenue: 3.70%
New York Dormitory Authority Personal Income Tax Revenue Bonds Series 2019A	5.00	3-15-2043	6,750,000	7,106,278
New York Dormitory Authority Series 2014E	5.00	2-15-2044	10,000	10,478
New York Dormitory Authority Series 2014E	5.00	2-15-2044	9,580,000	9,831,865
New York Dormitory Authority Series A	4.00	3-15-2042	6,000,000	5,750,248
New York Dormitory Authority Series A	4.00	3-15-2044	2,700,000	2,556,480
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,028,427
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	4,874,393
New York Dormitory Authority Series D	5.00	2-15-2048	12,500,000	13,138,494
New York Dormitory Authority State Personal Income Tax Series B	4.00	3-15-2046	11,300,000	10,584,265
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	7,519,706
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	10,478
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,231,995
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2019 Subordinate Bond Series S3 A	4.00%	7-15-2038	$ 4,500,000	$ 4,398,518
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	12,966,145
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,422,740
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	5,060,195
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	5,419,335
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	17,603,582
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series E	4.00	2-1-2038	4,000,000	3,907,265
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,505,128
New York Thruway Authority Series 2022A	5.00	3-15-2048	10,000,000	10,653,982
New York Urban Development Corporation Series 2020A	5.00	3-15-2041	3,750,000	4,023,954
New York Urban Development Corporation Series 2020A	5.00	3-15-2042	4,075,000	4,361,723
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	8,045,000	7,659,612
New York Urban Development Corporation Series 2020C	5.00	3-15-2047	8,000,000	8,468,445
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	8,040,000	7,603,909
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1125 (Deutsche Bank LIQ) 144Aø	3.72	5-15-2051	440,000	440,000
Triborough Bridge & Tunnel Authority Series 2020-A	4.00	5-15-2042	2,250,000	2,135,991
Triborough Bridge & Tunnel Authority Series 2022-A	5.00	5-15-2047	15,000,000	16,035,287
Triborough Bridge & Tunnel Authority Series 2022-B	5.00	5-15-2039	10,240,000	11,296,852
Triborough Bridge & Tunnel Authority Series 2022-C	5.00	5-15-2047	8,000,000	8,552,153
Triborough Bridge & Tunnel Authority Subordinated Bond Series A1	4.00	5-15-2046	1,250,000	1,161,909
				208,319,832
Transportation revenue: 1.06%
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	5,000,000	5,124,110
New York Metropolitan Transportation Authority Series 2015C	5.00	11-15-2035	2,000,000	2,026,703
New York Metropolitan Transportation Authority Series 2019C (AGM Insured)	5.00	11-15-2041	9,700,000	10,083,761
New York Metropolitan Transportation Authority Subordinated Bond Series A1	5.00	11-15-2040	3,425,000	3,378,779
New York Metropolitan Transportation Authority Subordinated Bond Series A-1	5.00	11-15-2048	7,300,000	7,436,481
New York Metropolitan Transportation Authority Various Refunding Bonds Transportation Subordinated Series G-3 (SIFMA Municipal Swap +0.43%) ±	4.09	11-1-2031	15,000,000	14,595,075
Triborough Bridge & Tunnel Authority Series 2020-A	5.00	11-15-2049	7,750,000	8,184,205
Triborough Bridge and Tunnel Authority NY General Revenue Bonds Series 2022A	5.00	11-15-2047	4,000,000	4,278,025
Triborough Bridge and Tunnel Authority NY General Revenue Bonds Series 2022A	5.50	11-15-2057	4,000,000	4,514,711
				59,621,850
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.56%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00%	12-15-2032	$22,785,000	$ 24,204,380
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	3,986,937
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,084,784
				31,276,101
Water & sewer revenue: 1.32%
New York NY Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	4,835,923
New York NY Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	10,666,797
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,123,500
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2023 Subseries AA-1	5.25	6-15-2052	5,250,000	5,750,573
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	27,758,460
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00	6-15-2041	8,250,000	7,935,151
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	12,088,316
Western Nassau County NY Water Authority Series A	4.00	4-1-2046	1,100,000	1,036,432
Western Nassau County NY Water Authority Series A	4.00	4-1-2051	1,000,000	915,581
				74,110,733
				653,879,529
North Carolina: 0.56%
Airport revenue: 0.06%
Raleigh Durham NC Airport Authority Refunding Bond AMT Series A	5.00	5-1-2035	3,400,000	3,621,708
Education revenue: 0.11%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,058,573
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	514,978
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	646,265
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,041,238
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,653,402
University of North Carolina Chapel Hill Series 2009- A (TD Bank NA SPA) ø	3.62	2-1-2024	305,000	305,000
				6,219,456
Health revenue: 0.08%
Charlotte-Mecklenburg NC Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	535,084
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,587,971
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  45

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Forest Duke Project	4.00%	9-1-2051	$ 1,100,000	$ 856,713
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,432,608
				4,412,376
Housing revenue: 0.04%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,016,797
North Carolina Facilities Finance Agency The North Carolina A&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,044,624
				2,061,421
Miscellaneous revenue: 0.07%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,161,964
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,009,337
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,038,015
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	430,891
				3,640,207
Resource recovery revenue: 0.09%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	3.75	6-1-2038	5,000,000	4,997,581
Transportation revenue: 0.11%
North Carolina Department of Transportation I-77 HOT Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,302,058
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	503,323
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	4,629,134
				6,434,515
				31,387,264
North Dakota: 0.24%
Miscellaneous revenue: 0.17%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	9,354,666
Water & sewer revenue: 0.07%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,117,755
				13,472,421
Ohio: 1.79%
Education revenue: 0.08%
Allen County OH Port Authority	4.00	12-1-2035	650,000	604,578
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Allen County OH Port Authority	4.00%	12-1-2040	$ 720,000	$ 629,575
Ohio HEFA Kenyon College 2023 Project %%	5.00	7-1-2037	3,100,000	3,285,552
				4,519,705
GO revenue: 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,514,037
Health revenue: 0.56%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,092,911
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,194,191
Hamilton County OH Hospital Facilities Revenue Bonds	5.00	11-15-2041	2,250,000	2,526,237
Hamilton County OH Hospital Facilities Revenue Bonds	5.00	9-15-2045	7,500,000	7,350,541
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	4,250,000	3,702,081
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2041	1,100,000	1,018,766
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2047	3,000,000	2,634,055
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	3,730,000	3,459,742
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	2,758,465
				31,736,989
Miscellaneous revenue: 0.67%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,102,141
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,657,141
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,313,724
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	12,231,254
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,531,076
Ohio Series A	5.00	2-1-2036	4,265,000	4,502,029
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	5,787,603
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,144,479
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,043,501
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,260,000	2,255,094
				37,568,042
Tax revenue: 0.09%
Franklin County OH	5.00	6-1-2048	5,000,000	5,317,740
Transportation revenue: 0.32%
Ohio Turnpike Commission CAB Series A-4 ¤	0.00	2-15-2034	8,500,000	9,936,087
Ohio Turnpike Refunding Bond Series A	5.00	2-15-2039	7,000,000	7,890,123
				17,826,210
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  47

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.04%
Ohio Air Quality Refunding Bonds Series 2022B	4.25%	11-1-2039	$ 2,000,000	$ 1,994,466
				100,477,189
Oklahoma: 1.02%
Airport revenue: 0.54%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	9,173,806
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	11,651,830
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,081,507
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	4,581,051
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	3,878,303
				30,366,497
Health revenue: 0.03%
Oklahoma Development Finance Authority Health System Revenue ø	3.96	8-15-2031	1,695,000	1,695,000
Miscellaneous revenue: 0.42%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,127,959
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,214,187
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	4,440,000	4,567,407
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	5,657,311
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	4,000,000	4,096,613
Oklahoma Development Finance Authority Revenue Bonds Series 2022A	5.25	6-1-2037	4,535,000	5,050,405
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	920,634
				23,634,516
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,052,417
Water & sewer revenue: 0.01%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	645,000	645,000
				57,393,430
Oregon: 0.59%
Airport revenue: 0.03%
Portland OR International Airport Series 24-B	5.00	7-1-2034	1,905,000	1,976,821
GO revenue: 0.14%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	2,893,883
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,399,326
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	2,647,626
				7,940,835
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.38%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13%	11-15-2040	$ 500,000	$ 453,426
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	436,729
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	877,191
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	12,633,622
Oregon Health Sciences University Revenue Series A	4.00	7-1-2044	2,000,000	1,929,318
Salem OR Hospital Facility Authority Series 2016A	5.00	5-15-2046	5,000,000	5,047,469
				21,377,755
Utilities revenue: 0.04%
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2045	1,260,000	1,228,695
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	767,674
				1,996,369
				33,291,780
Pennsylvania: 6.10%
Airport revenue: 0.65%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	2,000,000	1,778,725
Allegheny County PA Airport Authority Series 2021A	5.00	1-1-2036	10,000,000	10,546,487
Philadelphia PA Airport Revenue Bond Series B	5.00	7-1-2042	7,860,000	7,966,876
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	9,819,705
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,048,705
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	784,032
Philadelphia PA Airport Series C	4.00	7-1-2037	1,695,000	1,593,184
Philadelphia PA Airport Series C	4.00	7-1-2038	1,260,000	1,179,678
Philadelphia PA Airport Series C	4.00	7-1-2039	1,830,000	1,706,846
				36,424,238
Education revenue: 0.67%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,560,294
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,663,803
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,176,414
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,082,920
Philadelphia PA IDA Thomas Jefferson University Series B ø	4.17	9-1-2050	26,000,000	26,000,000
Philadelphia PA IDA University Revenue Refunding Bond St. Joseph's University Project	4.00	11-1-2038	1,000,000	949,354
				37,432,785
GO revenue: 0.35%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,231,923
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,277,317
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  49

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00%	4-1-2027	$ 1,000,000	$ 1,078,533
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,294,119
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,825,394
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,140,607
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	3,973,135
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,433,910
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,483,033
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,547,978
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,198,494
				19,484,443
Health revenue: 1.47%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.36	11-15-2047	10,000,000	9,716,278
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,122,141
Allegheny County PA Hospital Development Authority Series A	5.00	4-1-2047	5,000,000	5,056,079
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	3,104,007
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	9,072,047
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	2,695,905
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	948,336
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	4,473,552
Montgomery County PA Higher Education & Health Authority Series 2018D ø	4.17	9-1-2050	9,425,000	9,425,000
Pennsylvania EDFA Series 2013A	5.00	7-1-2038	6,000,000	6,012,260
Pennsylvania EDFA Series 2022A	5.00	2-15-2036	1,000,000	1,083,839
Pennsylvania EDFA Series 2022A	5.00	2-15-2038	2,150,000	2,287,577
Pennsylvania EDFA Series 2022A	5.00	2-15-2039	3,500,000	3,697,550
Pennsylvania EDFA Series 2022A	6.00	6-30-2061	3,500,000	3,693,705
Pennsylvania EDFA University of Pittsburgh Medical Center Series A-1	4.00	4-15-2045	6,500,000	5,769,931
Pennsylvania Higher Educational Facilities Revenue Thomas Jefferson University Series A	5.00	9-1-2045	2,640,000	2,657,024
Pennsylvania Higher Educational Facilities Revenue University of Pennsylvania Series A	5.00	8-15-2042	3,000,000	3,117,327
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	715,341
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	925,009
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured)	5.00	7-1-2037	4,175,000	4,477,698
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	568,773
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Westmoreland County PA IDA Excela Health Project Series A	5.00%	7-1-2029	$ 700,000	$ 742,964
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	587,995
				82,950,338
Industrial development revenue: 0.30%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2030	600,000	612,701
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	16,563,930
				17,176,631
Miscellaneous revenue: 0.84%
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,821,069
Pennsylvania EDFA Tax-Exempt Private Revenue Bonds Series 2022	5.75	6-30-2048	12,000,000	12,494,401
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (NPFGC Insured) ¤	0.00	12-1-2025	1,060,000	957,815
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,309,352
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (AGM Insured)	5.00	6-1-2030	3,800,000	4,012,730
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	1,993,041
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	17,390,020
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,123,953
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,169,340
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,215,529
				47,487,250
Resource recovery revenue: 0.17%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A	3.60	6-1-2044	9,750,000	9,750,000
Tax revenue: 0.22%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2042	2,000,000	1,948,871
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2036	750,000	761,511
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	6,000,000	6,271,623
Southeastern Pennsylvania Transportation Authority Series 2022	5.25	6-1-2047	3,000,000	3,290,492
				12,272,497
Transportation revenue: 1.15%
Delaware River Port Authority Project Series 2013	5.00	1-1-2040	17,000,000	17,210,606
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	10,666,314
Pennsylvania Turnpike Commission Series A	4.00	12-1-2046	3,000,000	2,761,562
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	5,905,000	6,204,528
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  51

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Series A-1	5.00%	12-1-2047	$ 1,750,000	$ 1,808,771
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,364,910
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.00	12-1-2044	3,000,000	3,108,395
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.25	12-1-2052	8,250,000	8,866,775
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,246,321
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,561,178
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,365,534
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	5,388,754
				64,553,648
Water & sewer revenue: 0.28%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	4,957,204
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	8,378,124
Philadelphia PA Water & Wastewater Refunding Bond Series R	5.00	6-1-2042	2,200,000	2,369,066
				15,704,394
				343,236,224
Puerto Rico: 0.02%
Transportation revenue: 0.02%
Puerto Rico Highways & Transportation Authority Series 2007CC	5.50	7-1-2029	825,000	846,639
Rhode Island: 0.27%
Airport revenue: 0.04%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,281,116
Education revenue: 0.03%
Rhonde Island HEFA Building Corporation Providence College Series A	5.00	11-1-2046	1,855,000	2,007,495
Tax revenue: 0.20%
Rhode Island Turnpike & Bridge Authority Motor Feul Tax Revenue Bonds Series 2016A	5.00	10-1-2040	10,640,000	11,061,055
				15,349,666
South Carolina: 1.40%
Education revenue: 0.18%
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.25	11-1-2045	1,500,000	1,612,571
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	8,615,461
				10,228,032
The accompanying notes are an integral part of these financial statements.

52  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.21%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	4.20%	5-1-2048	$12,000,000	$ 12,000,000
Resource recovery revenue: 0.04%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,880,000	752,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	2,750,000	1,100,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond †	8.00	12-6-2029	370,000	301,768
				2,153,768
Utilities revenue: 0.97%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,032,019
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,394,528
South Carolina Public Service Authority Refunding & Improvement Bonds Series E	5.75	12-1-2047	31,250,000	33,968,116
Tender Option Bond Trust Receipts (AGM Insured, Barclays Bank plc LIQ) 144Aø	3.78	12-1-2052	10,000,000	10,000,000
				54,394,663
				78,776,463
South Dakota: 0.33%
Health revenue: 0.18%
South Dakota HEFA Avera Health Project Series 2017	5.00	7-1-2046	10,000,000	10,055,928
Housing revenue: 0.13%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	753,428
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,127,280
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,044,446
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,640,207
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,101,960
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,358,491
				7,025,812
Resource recovery revenue: 0.02%
South Dakota EDA Riverview Project (AgCountry Farm Credit Services LOC) ø	3.76	11-1-2051	1,250,000	1,250,000
				18,331,740
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  53

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.70%
Airport revenue: 0.39%
Metropolitan Government of Nashville & Davidson Counties Nashville Airport Authority Series 2022B	5.25%	7-1-2047	$15,750,000	$ 16,451,103
Metropolitan Government of Nashville & Davidson Counties Nashville Airport Authority Series 2022B	5.50	7-1-2052	5,000,000	5,282,168
				21,733,271
Health revenue: 0.05%
Metropolitan Government of Nashville & Davidson Counties Vanderbilt University Medical Center Series 2017A	5.00	7-1-2048	2,750,000	2,762,901
Utilities revenue: 1.26%
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1024 144Aø	3.80	5-1-2052	7,500,000	7,500,000
Tennergy Corporation Tennessee Gas Supply Series A	4.00	12-1-2051	25,000,000	24,432,353
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	10,000,000	10,578,897
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	25,000,000	24,816,553
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	2,640,000	2,732,332
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,053,323
				71,113,458
				95,609,630
Texas: 8.04%
Airport revenue: 0.54%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,078,000
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,499,949
Austin TX Airport System AMT Series 2022	5.00	11-15-2040	3,000,000	3,138,808
Dallas & Fort Worth TX Series 2022B	5.00	11-1-2050	8,000,000	8,333,085
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	4,868,669
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,456,105
				30,374,616
Education revenue: 0.57%
Arlington TX Higher Education Finance Corporation BASIS Texas Charter Schools Incorporated 144A	4.50	6-15-2056	1,000,000	955,671
Arlington TX Higher Education Finance Corporation Revenue Bonds Series 2022A 144A	6.00	2-15-2042	500,000	479,144
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,019,142
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2021T	4.00	8-15-2047	3,000,000	2,673,698
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2022A	4.00	8-15-2047	2,500,000	2,323,756
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,108,176
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	6,849,290
Hale Center Education Facilities Corporation Refunding and Improvement Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2031	2,140,000	2,253,180
The accompanying notes are an integral part of these financial statements.

54  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00%	10-1-2030	$ 1,460,000	$ 1,579,509
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	699,061
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	795,151
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,057,986
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	949,939
University of Houston Refunding Bonds Series 2022A	5.00	2-15-2047	3,000,000	3,226,130
				31,969,833
GO revenue: 2.02%
Dallas County TX Series 2022	5.00	8-15-2042	4,275,000	4,768,308
El Paso TX GO Series 2016	4.00	8-15-2031	6,500,000	6,722,922
Fort Worth TX Independent School District Series 2022	5.00	2-15-2047	5,935,000	6,287,242
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,032,451
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,345,479
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	9,132,713
Palestine TX Certificates of Obligation (AGM Insured)	4.00	2-15-2051	4,000,000	3,610,490
Pasadena TX Independent School District Series 2022	5.00	2-15-2047	6,250,000	6,866,309
Port Isabel TX Series 2019 144A	5.10	2-15-2049	955,000	964,598
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,172,223
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,712,384
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	13,489,997
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,354,879
Temple TX Refunding Bonds	5.00	8-1-2032	1,070,000	1,126,944
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	25,598,962
Travis County TX Certificates of Obligation Series 2019-A	5.00	3-1-2036	12,470,000	13,692,686
Travis County TX Certificates of Obligation Series 2019-A	5.00	3-1-2039	6,250,000	6,752,072
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2033	555,000	558,170
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2034	630,000	631,207
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2034	835,000	836,600
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2035	655,000	649,297
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2035	865,000	857,469
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2036	680,000	663,214
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2036	905,000	882,659
				113,709,275
Health revenue: 0.32%
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	3.79	7-1-2031	2,675,000	2,675,000
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,031,445
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  55

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Harris County TX Texas Childrens Hospital Series A	4.00%	10-1-2038	$ 2,300,000	$ 2,309,474
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,074,024
Tarrant County TX Cultural Education Facilities Finance Corporation Baylor Scott & White Health Project Series 2022D	5.50	11-15-2047	7,025,000	7,741,546
				17,831,489
Housing revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	3.96	7-1-2061	5,000,000	5,000,000
Travis County TX Housing Finance Corporation MFHR Airway Gateway Apartments	4.13	6-1-2045	2,000,000	2,013,363
				7,013,363
Industrial development revenue: 0.04%
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,536,355
Miscellaneous revenue: 0.17%
Texas PFA	4.00	2-1-2034	5,000,000	5,210,604
Texas PFA	4.00	2-1-2035	2,000,000	2,071,212
Texas PFA	4.00	2-1-2036	2,175,000	2,233,471
				9,515,287
Tax revenue: 0.14%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,327,262
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,157,108
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,459,801
				7,944,171
Transportation revenue: 1.41%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	3,740,000
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,100,500
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,514,397
Central Texas Regional Mobility Authority Senior Lien Series B	4.00	1-1-2041	800,000	749,927
Central Texas Regional Mobility Authority Senior Lien Series B	5.00	1-1-2046	1,600,000	1,652,137
Grand Parkway Transportation Corporation CAB Series B øø	0.00	10-1-2029	1,015,000	1,092,705
Grand Parkway Transportation Corporation CAB Series B øø	0.00	10-1-2030	2,000,000	2,159,272
Grand Parkway Transportation Corporation Refunding Bonds Series 2020C	4.00	10-1-2039	2,500,000	2,443,877
Grand Parkway Transportation Corporation Series C	4.00	10-1-2045	28,185,000	25,634,666
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,713,009
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,112,291
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,889,383
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	3.85	6-30-2058	4,769,000	4,769,000
The accompanying notes are an integral part of these financial statements.

56  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00%	12-31-2037	$ 3,000,000	$ 2,763,260
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,063,550
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	12,730,914
				79,128,888
Utilities revenue: 0.36%
Lower Colorado TX River Authority Series 2015	5.00	5-15-2045	2,000,000	2,026,139
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	2,500,000	2,451,236
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,487,999
San Antonio TX Electric and Gas Systems Refunding Bonds Series 2018 (SIFMA Municipal Swap +0.87%) ±	4.53	2-1-2048	8,000,000	8,000,043
Texas Municipal Gas Acquisition & Supply Corporation Refunding Bond	5.00	12-15-2032	5,000,000	5,180,089
				20,145,506
Water & sewer revenue: 2.35%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	15,769,344
Brownsville TX Refunding Bonds Series 2022 (BAM Insured)	5.00	9-1-2046	1,000,000	1,060,512
Brownsville TX Refunding Bonds Series 2022 (BAM Insured)	5.00	9-1-2051	1,000,000	1,050,290
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,031,818
San Antonio TX Water System Refunding Bonds Series 2018A	5.00	5-15-2043	7,000,000	7,349,076
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	3,623,900
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	15,372,755
Texas Series A	4.00	10-15-2036	5,000,000	5,083,137
Texas Series B	5.00	4-15-2049	42,000,000	44,286,350
Texas Water Development Board Series 2017-A	4.00	10-15-2037	11,650,000	11,764,989
Texas Water Development Board Series 2020	4.00	8-1-2038	2,500,000	2,527,816
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,054,085
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	6,565,513
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	9,627,205
				132,166,790
				452,335,573
Utah: 0.63%
Airport revenue: 0.54%
Salt Lake City UT AMT Series A	5.00	7-1-2034	5,910,000	6,345,481
Salt Lake City UT AMT Series A	5.00	7-1-2035	5,000,000	5,326,191
Salt Lake City UT AMT Series A	5.00	7-1-2036	2,500,000	2,600,220
Salt Lake City UT AMT Series A	5.00	7-1-2043	1,500,000	1,542,155
Salt Lake City UT AMT Series A	5.00	7-1-2043	2,500,000	2,548,280
Salt Lake City UT AMT Series A	5.00	7-1-2048	3,500,000	3,568,558
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  57

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Salt Lake City UT AMT Series A	5.00%	7-1-2048	$ 5,500,000	$ 5,562,500
Salt Lake City UT AMT Series A	5.25	7-1-2048	3,000,000	3,069,960
				30,563,345
Education revenue: 0.05%
University of Utah (Citibank NA LIQ) 144Aø	3.69	2-1-2023	2,680,000	2,680,000
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,500,000	1,068,632
Tax revenue: 0.02%
Utah Telecommunication Open Infrastructure Agency Series 2022	5.50	6-1-2040	1,000,000	1,123,652
				35,435,629
Virginia: 0.36%
GO revenue: 0.11%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,129,155
Health revenue: 0.04%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Project	5.00	9-1-2040	3,290,000	2,307,577
Tax revenue: 0.01%
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	87,140
Marquis VA CDA CCAB Series 2015 144Aøø	0.00	9-1-2045	397,000	177,049
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	579,874
				844,063
Transportation revenue: 0.20%
Virginia Small Business Financing Authority Senior Lien Elizabeth River Crossings OpCo LLC Project	4.00	7-1-2029	1,450,000	1,445,084
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	1,800,000	1,607,793
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	3,250,000	2,944,764
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2048	6,000,000	4,997,509
				10,995,150
				20,275,945
Washington: 3.41%
Airport revenue: 0.56%
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	16,000,000	16,397,338
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	7,865,000	8,085,696
Port of Seattle WA AMT Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.00	8-1-2047	2,900,000	2,983,454
Port of Seattle WA Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.50	8-1-2047	3,850,000	4,108,352
				31,574,840
Education revenue: 0.04%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	918,346
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	842,087
The accompanying notes are an integral part of these financial statements.

58  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Washington HEFA Seattle University Project	5.00%	5-1-2032	$ 335,000	$ 368,761
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	329,349
				2,458,543
GO revenue: 1.66%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	9,517,126
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,605,711
Grant County WA Limited Tax GO Series 2022	5.25	12-1-2047	3,500,000	3,862,004
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	9,541,600
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	9,877,039
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	10,404,321
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	632,634
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,101,336
Seattle WA GO Series 2015	4.00	12-1-2040	2,500,000	2,479,201
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,571,920
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	8,980,363
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,602,861
Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,670,858
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,616,051
Washington Series 2021-F	5.00	6-1-2038	6,500,000	7,215,176
Washington Series 2022-C	5.00	2-1-2044	16,000,000	17,477,862
				93,156,063
Health revenue: 0.36%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	255,000	255,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1018 (Barclays Bank plc LIQ) 144Aø	3.76	8-15-2045	7,875,000	7,875,000
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,143,540
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,101,871
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	2,693,782
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	4.00	12-1-2045	2,450,000	2,230,365
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,040,202
Washington Health Care Facilities Authority Seattle Childrens Hospital Series 2017A	5.00	10-1-2047	1,055,000	1,071,187
				20,410,947
Miscellaneous revenue: 0.36%
FYI Properties Lease Revenue Refunding Bonds Washington State District Project Series 2019	5.00	6-1-2037	7,395,000	7,932,739
FYI Properties Lease Revenue Refunding Bonds Washington State District Project Series 2019	5.00	6-1-2038	1,750,000	1,872,123
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	1,795,559
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	1,880,476
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,584,342
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  59

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Washington Certificate of Participation	5.00%	7-1-2041	$ 1,555,000	$ 1,658,538
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,468,413
				20,192,190
Tax revenue: 0.29%
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	5,565,136
Washington Series 2021-A	5.00	8-1-2036	3,500,000	3,900,380
Washington Series B	5.00	8-1-2037	6,400,000	6,754,262
				16,219,778
Utilities revenue: 0.05%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2034	2,500,000	2,829,791
Water & sewer revenue: 0.09%
King County WA Refunding Bonds	5.00	7-1-2042	4,660,000	4,946,342
				191,788,494
West Virginia: 0.13%
GO revenue: 0.05%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,696,373
Tax revenue: 0.08%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,516,368
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	680,700
Monongalia County WV Commission Special District Excise Tax University Town Center Series A 144A	4.13	6-1-2043	1,600,000	1,388,824
				4,585,892
				7,282,265
Wisconsin: 3.09%
Education revenue: 0.60%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,143,444
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	4,692,103
Wisconsin HEFA Marquette University Project Series 2022	5.00	10-1-2031	6,690,000	7,624,095
Wisconsin HEFA Marquette University Project Series 2022	5.00	10-1-2032	7,040,000	8,094,612
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	85,000	85,727
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,457,540
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,589,254
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	948,760
The accompanying notes are an integral part of these financial statements.

60  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00%	7-15-2039	$ 1,375,000	$ 1,289,594
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	4,667,031
				33,592,160
GO revenue: 0.15%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,517,982
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,434,492
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,549,795
				8,502,269
Health revenue: 0.91%
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,925,000	4,977,442
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	12,440,744
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.00	12-1-2041	1,315,000	1,373,285
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.00	12-1-2042	2,000,000	2,085,515
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.00	12-1-2043	3,540,000	3,680,682
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.50	12-1-2052	2,000,000	2,139,518
Wisconsin HEFA Series 2053 ø	4.23	2-15-2053	3,000,000	3,000,000
Wisconsin PFA Series A ##	4.00	10-1-2049	24,500,000	21,515,540
				51,212,726
Housing revenue: 0.69%
Wisconsin Housing & EDA Series A (FHLB SPA) ø	3.60	4-1-2046	2,820,000	2,820,000
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	351,331
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	805,694
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	932,496
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,429,098
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	1,780,787
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,175,117
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,346,060
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,463,102
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,510,070
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	17,046,619
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2053	5,000,000	5,065,989
				38,726,363
Industrial development revenue: 0.11%
Wisconsin PFA Series 2022A	5.00	2-1-2042	2,500,000	2,407,404
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	4,000,000	3,688,722
				6,096,126
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  61

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.09%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Bank NA LOC) ø	4.10%	6-1-2036	$ 1,500,000	$ 1,500,000
Wisconsin Series A	5.00	6-1-2033	3,420,000	3,575,855
				5,075,855
Tax revenue: 0.54%
Mount Pleasant WI Series A ##	5.00	4-1-2043	20,205,000	21,269,818
Mount Pleasant WI Series A	5.00	4-1-2048	650,000	672,888
Mount Pleasant WI Series A	5.00	4-1-2048	6,910,000	7,120,558
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2037	1,600,000	810,600
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2038	1,600,000	767,621
				30,641,485
				173,846,984
Total Municipal obligations (Cost $5,768,567,742)				5,536,052,275

		Yield	Shares
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		3.56	4,321,474	4,322,339
Total Short-term investments (Cost $4,321,871)				4,322,339
Total investments in securities (Cost $5,814,889,613)	99.25%			5,582,374,614
Other assets and liabilities, net	0.75			42,416,758
Total net assets	100.00%			$5,624,791,372

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

The accompanying notes are an integral part of these financial statements.

62  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$15,147,751	$820,815,009	$(831,622,741)	$(17,436)	$(244)	$4,322,339	4,321,474	$9,287
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  63

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $5,810,567,742)	$ 5,578,052,275
Investments in affiliated securities, at value (cost $4,321,871)	4,322,339
Cash	152,905
Receivable for interest	64,116,033
Receivable for Fund shares sold	44,332,573
Receivable for investments sold	366,000
Prepaid expenses and other assets	665,721
Total assets	5,692,007,846
Liabilities
Payable for Fund shares redeemed	48,790,409
Payable for when-issued transactions	11,869,744
Dividends payable	4,011,175
Management fee payable	1,618,504
Administration fees payable	468,803
Distribution fee payable	19,647
Accrued expenses and other liabilities	438,192
Total liabilities	67,216,474
Total net assets	$5,624,791,372
Net assets consist of
Paid-in capital	$ 5,935,613,437
Total distributable loss	(310,822,065)
Total net assets	$5,624,791,372
Computation of net asset value and offering price per share
Net assets – Class A	$ 830,960,994
Shares outstanding – Class A1	86,626,760
Net asset value per share – Class A	$9.59
Maximum offering price per share – Class A2	$10.04
Net assets – Class C	$ 28,988,318
Shares outstanding – Class C1	3,022,860
Net asset value per share – Class C	$9.59
Net assets – Class R6	$ 699,667,211
Shares outstanding – Class R6[1]	72,931,413
Net asset value per share – Class R6	$9.59
Net assets – Administrator Class	$ 1,050,832,436
Shares outstanding – Administrator Class[1]	109,517,358
Net asset value per share – Administrator Class	$9.60
Net assets – Institutional Class	$ 3,014,342,413
Shares outstanding – Institutional Class[1]	314,269,384
Net asset value per share – Institutional Class	$9.59
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

64  |  Allspring Municipal Bond Fund

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 94,116,849
Income from affiliated securities	9,287
Total investment income	94,126,136
Expenses
Management fee	9,616,263
Administration fees
Class A	712,471
Class C	25,400
Class R6	99,089
Administrator Class	524,183
Institutional Class	1,196,087
Shareholder servicing fees
Class A	1,111,187
Class C	39,541
Administrator Class	1,310,208
Distribution fee
Class C	118,622
Custody and accounting fees	130,160
Professional fees	48,370
Registration fees	100,620
Shareholder report expenses	103,210
Trustees’ fees and expenses	11,432
Other fees and expenses	67,670
Total expenses	15,214,513
Less: Fee waivers and/or expense reimbursements
Class A	(94,584)
Class C	(2,287)
Class R6	(365)
Administrator Class	(568,556)
Institutional Class	(484)
Net expenses	14,548,237
Net investment income	79,577,899
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(10,106,913)
Affiliated securities	(17,436)
Net realized losses on investments	(10,124,349)
Net change in unrealized gains (losses) on
Unaffiliated securities	(59,140,269)
Affiliated securities	(244)
Net change in unrealized gains (losses) on investments	(59,140,513)
Net realized and unrealized gains (losses) on investments	(69,264,862)
Net increase in net assets resulting from operations	$ 10,313,037
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  65

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 79,577,899		$ 132,330,860
Net realized losses on investments		(10,124,349)		(29,696,038)
Net change in unrealized gains (losses) on investments		(59,140,513)		(586,935,899)
Net increase (decrease) in net assets resulting from operations		10,313,037		(484,301,077)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(11,535,703)		(22,307,254)
Class C		(290,803)		(618,947)
Class R6		(9,775,379)		(11,522,096)
Administrator Class		(14,358,977)		(22,759,543)
Institutional Class		(43,449,907)		(75,114,595)
Total distributions to shareholders		(79,410,769)		(132,322,435)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,733,478	35,818,534	3,555,083	37,023,328
Class C	312,105	2,988,459	298,478	3,190,333
Class R6	76,047,189	722,006,147	100,043,556	1,000,180,422
Administrator Class	163,922,811	1,576,440,475	143,501,780	1,460,363,388
Institutional Class	160,440,327	1,538,258,522	109,281,926	1,122,718,011
		3,875,512,137		3,623,475,482
Reinvestment of distributions
Class A	1,058,927	10,116,797	1,906,296	19,851,582
Class C	28,727	274,469	56,879	592,739
Class R6	25,244	240,900	13,432	139,556
Administrator Class	1,477,499	14,126,880	2,179,944	22,612,571
Institutional Class	3,887,089	37,136,051	6,625,814	68,879,804
		61,895,097		112,076,252
Payment for shares redeemed
Class A	(11,243,792)	(107,709,275)	(14,894,404)	(153,994,313)
Class C	(882,752)	(8,459,565)	(1,430,615)	(14,862,619)
Class R6	(66,286,116)	(628,978,652)	(71,421,897)	(708,522,552)
Administrator Class	(162,535,044)	(1,561,319,208)	(131,372,943)	(1,338,909,878)
Institutional Class	(132,151,566)	(1,256,961,145)	(114,743,308)	(1,161,120,631)
		(3,563,427,845)		(3,377,409,993)
Net increase in net assets resulting from capital share transactions		373,979,389		358,141,741
Total increase (decrease) in net assets		304,881,657		(258,481,771)
Net assets
Beginning of period		5,319,909,715		5,578,391,486
End of period		$ 5,624,791,372		$ 5,319,909,715
The accompanying notes are an integral part of these financial statements.

66  |  Allspring Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.70	$10.83	$10.55	$10.55	$10.21	$10.25
Net investment income	0.13	0.23	0.24	0.25	0.30 [1]	0.32
Net realized and unrealized gains (losses) on investments	(0.11)	(1.13)	0.28	0.01	0.34	(0.02)
Total from investment operations	0.02	(0.90)	0.52	0.26	0.64	0.30
Distributions to shareholders from
Net investment income	(0.13)	(0.23)	(0.24)	(0.25)	(0.30)	(0.32)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.13)	(0.23)	(0.24)	(0.26)	(0.30)	(0.34)
Net asset value, end of period	$9.59	$9.70	$10.83	$10.55	$10.55	$10.21
Total return[2]	0.17%	(8.47)%	4.95%	2.54%	6.35%	2.97%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.77%	0.77%	0.78%	0.79%
Net expenses	0.75%	0.74%	0.74%	0.74%	0.75%	0.75%
Net investment income	2.60%	2.16%	2.22%	2.40%	2.89%	3.10%
Supplemental data
Portfolio turnover rate	5%	18%	16%	24%	20%	19%
Net assets, end of period (000s omitted)	$830,961	$902,671	$1,110,503	$1,138,934	$1,206,717	$1,179,800

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  67

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.70	$10.83	$10.55	$10.55	$10.21	$10.24
Net investment income	0.09	0.15 [1]	0.16 [1]	0.17	0.22	0.24
Net realized and unrealized gains (losses) on investments	(0.11)	(1.13)	0.28	0.01	0.34	(0.01)
Total from investment operations	(0.02)	(0.98)	0.44	0.18	0.56	0.23
Distributions to shareholders from
Net investment income	(0.09)	(0.15)	(0.16)	(0.17)	(0.22)	(0.24)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.09)	(0.15)	(0.16)	(0.18)	(0.22)	(0.26)
Net asset value, end of period	$9.59	$9.70	$10.83	$10.55	$10.55	$10.21
Total return[2]	(0.21)%	(9.16)%	4.16%	1.77%	5.56%	2.30%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.51%	1.53%	1.54%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.84%	1.40%	1.47%	1.64%	2.15%	2.35%
Supplemental data
Portfolio turnover rate	5%	18%	16%	24%	20%	19%
Net assets, end of period (000s omitted)	$28,988	$34,561	$50,251	$79,863	$98,411	$132,529

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

68  |  Allspring Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$9.70	$10.83	$10.55	$10.55	$10.21
Net investment income	0.14	0.26	0.28	0.29	0.30
Net realized and unrealized gains (losses) on investments	(0.11)	(1.13)	0.28	0.01	0.34
Total from investment operations	0.03	(0.87)	0.56	0.30	0.64
Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.28)	(0.29)	(0.30)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.14)	(0.26)	(0.28)	(0.30)	(0.30)
Net asset value, end of period	$9.59	$9.70	$10.83	$10.55	$10.55
Total return[2]	0.35%	(8.14)%	5.33%	2.90%	6.43%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.39%	0.39%	0.40%
Net expenses	0.39%	0.39%	0.39%	0.39%	0.40%
Net investment income	2.97%	2.55%	2.58%	2.76%	3.16%
Supplemental data
Portfolio turnover rate	5%	18%	16%	24%	20%
Net assets, end of period (000s omitted)	$699,667	$612,487	$373,876	$276,204	$72,655

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  69

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.70	$10.84	$10.56	$10.55	$10.21	$10.25
Net investment income	0.13	0.24	0.25	0.27	0.31 [1]	0.33 [1]
Net realized and unrealized gains (losses) on investments	(0.10)	(1.14)	0.28	0.02	0.34	(0.02)
Total from investment operations	0.03	(0.90)	0.53	0.29	0.65	0.31
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.25)	(0.27)	(0.31)	(0.33)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.13)	(0.24)	(0.25)	(0.28)	(0.31)	(0.35)
Net asset value, end of period	$9.60	$9.70	$10.84	$10.56	$10.55	$10.21
Total return[2]	0.35%	(8.42)%	5.10%	2.78%	6.51%	3.13%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.71%	0.71%	0.71%	0.72%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.74%	2.31%	2.37%	2.54%	3.02%	3.27%
Supplemental data
Portfolio turnover rate	5%	18%	16%	24%	20%	19%
Net assets, end of period (000s omitted)	$1,050,832	$1,034,623	$1,000,652	$1,017,781	$832,318	$227,116

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

70  |  Allspring Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.70	$10.83	$10.55	$10.55	$10.21	$10.24
Net investment income	0.14	0.26	0.27	0.29	0.33	0.35
Net realized and unrealized gains (losses) on investments	(0.11)	(1.13)	0.28	0.01	0.34	(0.01)
Total from investment operations	0.03	(0.87)	0.55	0.30	0.67	0.34
Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.27)	(0.29)	(0.33)	(0.35)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.14)	(0.26)	(0.27)	(0.30)	(0.33)	(0.37)
Net asset value, end of period	$9.59	$9.70	$10.83	$10.55	$10.55	$10.21
Total return[1]	0.33%	(8.19)%	5.28%	2.85%	6.67%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.44%	0.45%	0.46%
Net expenses	0.44%	0.44%	0.44%	0.44%	0.45%	0.46%
Net investment income	2.91%	2.47%	2.53%	2.71%	3.15%	3.40%
Supplemental data
Portfolio turnover rate	5%	18%	16%	24%	20%	19%
Net assets, end of period (000s omitted)	$3,014,342	$2,735,568	$3,043,109	$3,006,622	$2,862,588	$1,425,703

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  71

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

72  |  Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $5,988,734,005 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 101,636,527
Gross unrealized losses	(507,995,918)
Net unrealized losses	$(406,359,391)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $54,955,260 in short-term capital losses and $11,485,708 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Municipal Bond Fund  |  73

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 42,000,000	$0	$ 42,000,000
Municipal obligations	0	5,536,052,275	0	5,536,052,275
Short-term investments
Investment companies	4,322,339	0	0	4,322,339
Total assets	$4,322,339	$5,578,052,275	$0	$5,582,374,614
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

74  |  Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $6,330 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.

Allspring Municipal Bond Fund  |  75

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $220,530,000, $165,495,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $688,855,310 and $252,047,451, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

76  |  Allspring Municipal Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Municipal Bond Fund  |  77

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

78  |  Allspring Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Municipal Bond Fund  |  79

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

80  |  Allspring Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-uf7uyo7p 02-23
SAR3317 12-22

Semi-Annual Report
December 31, 2022
Allspring
Municipal Sustainability Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Municipal Sustainability Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Municipal Sustainability Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Municipal Sustainability Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Municipal Sustainability Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Municipal Sustainability Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2022
		Including sales charge		Excluding sales charge		Expense ratios[1](%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net [2]
Class A (WMSAX)	2-28-2020	-13.71	-2.59	-9.66	-1.01	1.34	0.75
Class C (WMSCX)	2-28-2020	-10.54	-1.45	-9.64	-1.45	2.09	1.50
Class R6 (WMSRX)	2-28-2020	-	-	-9.34	-0.66	0.96	0.40
Administrator Class (WMSDX)	2-28-2020	-	-	-9.52	-0.86	1.28	0.60
Institutional Class (WMSIX)	2-28-2020	-	-	-9.39	-0.71	1.01	0.45
Bloomberg Municipal Bond Index[3]	–	-	-	-8.53	-1.88*	-	-
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring Municipal Sustainability Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Investing in environmental, social, and governance (ESG) carries the risk that, under certain market conditions, the investments may underperform products that invest in a broader array of investments. In addition, some ESG investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The ESG sector also may have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market. Investing primarily in responsible investments carries the risk that, under certain market conditions, an investment may underperform funds that do not use a responsible investment strategy. This fund is exposed to municipal securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring Municipal Sustainability Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Municipal Sustainability Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 999.16	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$ 997.05	$6.49	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.56	1.29%
Class R6
Actual	$1,000.00	$1,000.93	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$ 999.92	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,000.68	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring Municipal Sustainability Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.85%
Arizona: 1.17%
GO revenue: 1.17%
Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00%	7-1-2023	$ 300,000	$ 302,945
California: 8.38%
Education revenue: 0.42%
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	125,000	107,887
GO revenue: 2.13%
Newman-Crows Landing Unified School District CAB Series 2022 ¤	0.00	8-1-2025	600,000	549,824
Health revenue: 0.41%
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	105,676
Housing revenue: 2.57%
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	200,000	154,229
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	375,000	393,290
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	150,000	117,090
				664,609
Miscellaneous revenue: 2.85%
California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement	5.00	8-1-2030	310,000	349,558
San Francisco City & County 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	385,520
				735,078
				2,163,074
Colorado: 6.13%
Education revenue: 3.03%
Colorado Board of Trustees School of Mines Institutional Enterprise Revenue Bonds Series 2022B (AGM Insured)	5.25	12-1-2052	200,000	214,119
Colorado ECFA Revenue Improvement & Refunding Bonds Charter School	5.00	3-15-2027	535,000	568,465
				782,584
Health revenue: 1.80%
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	465,864
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.30%
Regional Colorado Transportation District Private Activity Bond Denver Transit Partners Eagle P3 Project Series A	4.00%	7-15-2040	$ 375,000	$ 335,368
				1,583,816
District of Columbia: 1.06%
Water & sewer revenue: 1.06%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	272,976
Florida: 0.41%
Education revenue: 0.41%
Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Social Bonds Series A	5.00	6-1-2050	125,000	105,050
Georgia: 1.02%
Education revenue: 1.02%
Georgia Private Colleges & Universities Authority Mercer University Project Series 2022	5.25	10-1-2051	250,000	263,278
Guam: 0.96%
Water & sewer revenue: 0.96%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	247,770
Idaho: 1.51%
Health revenue: 1.51%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	385,000	388,916
Illinois: 17.99%
Education revenue: 2.40%
Illinois Finance Authority LEARN Charter School Project	4.00	11-1-2051	750,000	619,447
GO revenue: 3.53%
Chicago IL Series A	6.00	1-1-2038	375,000	395,482
Decatur IL Green Bond (BAM Insured)	5.00	3-1-2024	375,000	381,565
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	155,000	135,176
				912,223
Health revenue: 2.33%
Southwestern Illinois Development Authority Health Facility Revenue Bonds Series 2017A	5.00	2-15-2025	580,000	600,991
Miscellaneous revenue: 2.34%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	603,188
Tax revenue: 1.97%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	510,109
Transportation revenue: 2.66%
Chicago IL Public Building Commission Chicago Transit Authority (Ambac Insured)	5.25	3-1-2031	600,000	686,012
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.76%
Chicago IL Wastewater Transmission Series C	5.00%	1-1-2024	$ 700,000	$ 712,070
				4,644,040
Indiana: 5.51%
Health revenue: 1.25%
Indiana Finance Authority Hospital Revenue Reid Health Series 2022 (AGM Insured)	5.00	1-1-2041	300,000	321,728
Miscellaneous revenue: 2.19%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series E	5.00	2-1-2047	500,000	566,525
Water & sewer revenue: 2.07%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series B	5.00	2-1-2028	500,000	534,153
				1,422,406
Louisiana: 0.61%
Water & sewer revenue: 0.61%
New Orleans LA Water Revenue (BAM Insured)	5.00	12-1-2034	150,000	156,438
Maryland: 1.87%
Housing revenue: 1.87%
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	500,000	483,574
Massachusetts: 3.71%
Education revenue: 2.05%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	528,690
Health revenue: 1.66%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2025	125,000	128,180
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	300,000	301,480
				429,660
				958,350
Michigan: 4.11%
Miscellaneous revenue: 2.08%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	537,310
Tax revenue: 0.39%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	99,773
Water & sewer revenue: 1.64%
Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	424,570
				1,061,653
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.33%
Education revenue: 0.33%
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00%	9-1-2055	$ 100,000	$ 86,279
Nevada: 4.64%
GO revenue: 4.64%
Clark County NV Flood Control District	5.00	11-1-2029	500,000	565,736
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	633,274
				1,199,010
New Jersey: 1.48%
Miscellaneous revenue: 1.06%
New Jersey EDA Series XX	4.00	6-15-2024	270,000	273,016
Tax revenue: 0.42%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	100,000	109,933
				382,949
New York: 8.17%
Education revenue: 5.49%
Allegany County NY Capital Resource Corporation Tax-Exempt Revenue Bonds Series 2022A	5.00	12-1-2026	390,000	402,606
Build New York City Resource Corporation East Harlem Scholars Academy Charter School Social Impact Project Series 2022 144A	5.00	6-1-2032	375,000	373,315
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	150,000	139,085
New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	291,628
Tompkins County Development Corporation Tax-Exempt Revenue Refunding Bonds Series 2017	5.00	7-1-2041	205,000	209,429
				1,416,063
GO revenue: 0.49%
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	127,396
Water & sewer revenue: 2.19%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	566,473
				2,109,932
North Carolina: 0.71%
Housing revenue: 0.71%
North Carolina Capital Facilities Finance Refunding Bonds The Arc of North Carolina Projects Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	182,969
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 0.96%
Miscellaneous revenue: 0.96%
McIntosh County Educational Facilities Authority Educational Facilities Lease Revenue Bonds Series 2022	2.00%	9-1-2023	$ 250,000	$ 246,701
Oregon: 3.82%
GO revenue: 2.09%
Bend OR Series 2020	5.00	6-1-2050	500,000	538,628
Health revenue: 1.73%
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	430,000	447,222
				985,850
Pennsylvania: 8.74%
Education revenue: 2.83%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	250,000	248,655
Philadelphia PA IDA Saint Joseph's University Series C	4.00	11-1-2037	500,000	483,052
				731,707
Health revenue: 3.77%
Lancaster County Hospital Authority Series 2021	5.00	11-1-2051	625,000	630,802
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	375,000	341,264
				972,066
Transportation revenue: 2.14%
Pennsylvania Turnpike Commission Turnpike Series B-1	5.25	6-1-2047	535,000	552,282
				2,256,055
South Carolina: 1.13%
Education revenue: 1.13%
South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	292,667
Texas: 3.35%
GO revenue: 2.45%
Dallas County TX Hospital District Limited Tax	5.00	8-15-2030	625,000	632,564
Water & sewer revenue: 0.90%
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds Series 2018B	5.00	4-15-2024	225,000	231,345
				863,909
Utah: 4.28%
Housing revenue: 4.28%
Utah Board of Higher Education University of Utah Bonds Series 2022B	5.00	8-1-2042	1,000,000	1,103,913
Washington: 5.19%
Education revenue: 0.60%
Washington HEFAR Seattle University Project	5.00	5-1-2027	145,000	154,985
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.61%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00%	12-1-2026	$ 625,000	$ 673,018
Utilities revenue: 1.98%
Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A	4.00	7-1-2036	500,000	512,188
				1,340,191
Wisconsin: 0.61%
Health revenue: 0.61%
PFA Hospital Revenue Bonds Carson Valley Medical Center Series A	4.00	12-1-2051	200,000	157,325
Total Municipal obligations (Cost $26,917,109)				25,262,036

		Yield	Shares
Short-term investments: 0.88%
Investment companies: 0.88%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		3.56	226,526	226,571
Total Short-term investments (Cost $226,590)				226,571
Total investments in securities (Cost $27,143,699)	98.73%			25,488,607
Other assets and liabilities, net	1.27			327,803
Total net assets	100.00%			$25,816,410

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,657,378	$1,738,680	$(3,169,237)	$(57)	$(193)	$226,571	226,526	$531
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Municipal Sustainability Fund

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $26,917,109)	$ 25,262,036
Investments in affiliated securities, at value (cost $226,590)	226,571
Receivable for interest	332,299
Receivable for Fund shares sold	22,600
Receivable from manager	5,754
Prepaid expenses and other assets	14,653
Total assets	25,863,913
Liabilities
Professional fees payable	34,997
Custody and accounting fees payable	4,966
Dividends payable	3,097
Trustees’ fees and expenses payable	2,010
Administration fees payable	1,131
Payable for Fund shares redeemed	1,101
Distribution fee payable	201
Total liabilities	47,503
Total net assets	$25,816,410
Net assets consist of
Paid-in capital	$ 27,919,700
Total distributable loss	(2,103,290)
Total net assets	$25,816,410
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,099,745
Shares outstanding – Class A1	59,305
Net asset value per share – Class A	$18.54
Maximum offering price per share – Class A2	$19.41
Net assets – Class C	$ 943,810
Shares outstanding – Class C1	50,591
Net asset value per share – Class C	$18.66
Net assets – Class R6	$ 19,952,364
Shares outstanding – Class R6[1]	1,075,975
Net asset value per share – Class R6	$18.54
Net assets – Administrator Class	$ 1,410,379
Shares outstanding – Administrator Class[1]	76,059
Net asset value per share – Administrator Class	$18.54
Net assets – Institutional Class	$ 2,410,112
Shares outstanding – Institutional Class[1]	129,970
Net asset value per share – Institutional Class	$18.54
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  17

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 338,202
Income from affiliated securities	531
Total investment income	338,733
Expenses
Management fee	52,050
Administration fees
Class A	925
Class C	767
Class R6	3,031
Administrator Class	588
Institutional Class	1,011
Shareholder servicing fees
Class A	1,445
Class C	1,198
Administrator Class	1,471
Distribution fee
Class C	13
Custody and accounting fees	3,294
Professional fees	25,105
Registration fees	30,998
Shareholder report expenses	8,080
Trustees’ fees and expenses	11,159
Other fees and expenses	2,205
Total expenses	143,340
Less: Fee waivers and/or expense reimbursements
Fund-level	(82,303)
Class A	(176)
Administrator Class	(718)
Net expenses	60,143
Net investment income	278,590
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(3,314)
Affiliated securities	(57)
Net realized losses on investments	(3,371)
Net change in unrealized gains (losses) on
Unaffiliated securities	(251,898)
Affiliated securities	(193)
Net change in unrealized gains (losses) on investments	(252,091)
Net realized and unrealized gains (losses) on investments	(255,462)
Net increase in net assets resulting from operations	$ 23,128
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Municipal Sustainability Fund

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 278,590		$ 517,750
Net realized losses on investments		(3,371)		(195,609)
Net change in unrealized gains (losses) on investments		(252,091)		(2,945,055)
Net increase (decrease) in net assets resulting from operations		23,128		(2,622,914)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,685)		(20,430)
Class C		(5,779)		(9,713)
Class R6		(222,204)		(420,586)
Administrator Class		(11,815)		(20,570)
Institutional Class		(27,138)		(47,135)
Total distributions to shareholders		(277,621)		(518,434)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	43	802	11,757	247,206
Administrator Class	17,392	320,051	1,286	26,349
Institutional Class	36,995	684,044	116,315	2,407,016
		1,004,897		2,680,571
Reinvestment of distributions
Class A	572	10,569	663	13,052
Class C	308	5,719	283	5,551
Class R6	11,903	219,732	14,072	277,876
Administrator Class	632	11,658	658	12,951
Institutional Class	1,454	26,846	1,957	38,861
		274,524		348,291
Payment for shares redeemed
Class A	(3,313)	(60,393)	(5,387)	(109,248)
Administrator Class	(99)	(1,832)	(482)	(9,946)
Institutional Class	(40,566)	(745,874)	(41,768)	(819,382)
		(808,099)		(938,576)
Net increase in net assets resulting from capital share transactions		471,322		2,090,286
Total increase (decrease) in net assets		216,829		(1,051,062)
Net assets
Beginning of period		25,599,581		26,650,643
End of period		$25,816,410		$25,599,581
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$18.73	$21.03	$20.35	$20.00
Net investment income	0.17	0.32	0.34	0.10
Net realized and unrealized gains (losses) on investments	(0.19)	(2.29)	0.68	0.35
Total from investment operations	(0.02)	(1.97)	1.02	0.45
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.34)	(0.10)
Net asset value, end of period	$18.54	$18.73	$21.03	$20.35
Total return[2]	(0.08)%	(9.47)%	5.04%	2.27%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.34%	1.85%	2.26%
Net expenses	0.75%	0.75%	0.75%	0.75%
Net investment income	1.85%	1.60%	1.64%	1.52%
Supplemental data
Portfolio turnover rate	2%	31%	77%	32%
Net assets, end of period (000s omitted)	$1,100	$1,161	$1,156	$1,020

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Municipal Sustainability Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$18.83	$21.03	$20.35	$20.00
Net investment income	0.12	0.30	0.19	0.05
Net realized and unrealized gains (losses) on investments	(0.18)	(2.31)	0.68	0.36
Total from investment operations	(0.06)	(2.01)	0.87	0.41
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.19)	(0.06)
Net asset value, end of period	$18.66	$18.83	$21.03	$20.35
Total return[2]	(0.30)%	(9.60)%	4.30%	2.04%
Ratios to average net assets (annualized)
Gross expenses	1.43% *	2.09% *	2.35% *	3.01%
Net expenses	1.29% *	0.88% *	1.46% *	1.50%
Net investment income	1.31%	1.47%	0.93%	0.78%
Supplemental data
Portfolio turnover rate	2%	31%	77%	32%
Net assets, end of period (000s omitted)	$944	$947	$1,051	$1,017

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended December 31, 2022 (unaudited)	0.14%
Year ended June 30, 2022	0.62%
Year ended June 30, 2021	0.04%

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$18.73	$21.03	$20.35	$20.00
Net investment income	0.21	0.39	0.41	0.13 [2]
Net realized and unrealized gains (losses) on investments	(0.19)	(2.29)	0.68	0.35
Total from investment operations	0.02	(1.90)	1.09	0.48
Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.41)	(0.13)
Net asset value, end of period	$18.54	$18.73	$21.03	$20.35
Total return[3]	0.09%	(9.16)%	5.41%	2.39%
Ratios to average net assets (annualized)
Gross expenses	1.05%	0.96%	1.48%	1.88%
Net expenses	0.40%	0.40%	0.40%	0.40%
Net investment income	2.20%	1.95%	1.99%	1.87%
Supplemental data
Portfolio turnover rate	2%	31%	77%	32%
Net assets, end of period (000s omitted)	$19,952	$19,929	$22,082	$21,367

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Municipal Sustainability Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$18.73	$21.03	$20.35	$20.00
Net investment income	0.19	0.35	0.37	0.11
Net realized and unrealized gains (losses) on investments	(0.19)	(2.29)	0.68	0.35
Total from investment operations	0.00	(1.94)	1.05	0.46
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$18.54	$18.73	$21.03	$20.35
Total return[2]	(0.01)%	(9.34)%	5.20%	2.32%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.28%	1.77%	2.20%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	2.01%	1.75%	1.80%	1.67%
Supplemental data
Portfolio turnover rate	2%	31%	77%	32%
Net assets, end of period (000s omitted)	$1,410	$1,089	$1,192	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$18.73	$21.03	$20.35	$20.00
Net investment income	0.20	0.39	0.40	0.12
Net realized and unrealized gains (losses) on investments	(0.19)	(2.30)	0.68	0.35
Total from investment operations	0.01	(1.91)	1.08	0.47
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.40)	(0.12)
Net asset value, end of period	$18.54	$18.73	$21.03	$20.35
Total return[2]	0.07%	(9.20)%	5.36%	2.37%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.01%	1.52%	1.93%
Net expenses	0.45%	0.45%	0.45%	0.45%
Net investment income	2.15%	1.90%	1.94%	1.82%
Supplemental data
Portfolio turnover rate	2%	31%	77%	32%
Net assets, end of period (000s omitted)	$2,410	$2,474	$1,169	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Municipal Sustainability Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Sustainability Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Allspring Municipal Sustainability Fund  |  25

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $28,546,700 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 52,341
Gross unrealized losses	(3,110,434)
Net unrealized losses	$(3,058,093)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $445,796 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 25,262,036	$0	$ 25,262,036
Short-term investments
Investment companies	226,571	0	0	226,571
Total assets	$226,571	$25,262,036	$0	$25,488,607
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

26  |  Allspring Municipal Sustainability Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended

Allspring Municipal Sustainability Fund  |  27

Notes to financial statements (unaudited)
December 31, 2022.  These voluntary class-level waivers may be discontinued at any time.  As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $1,107,092 and $451,468, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational

28  |  Allspring Municipal Sustainability Fund

Notes to financial statements (unaudited)
documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Municipal Sustainability Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Municipal Sustainability Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Municipal Sustainability Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring Municipal Sustainability Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Municipal Sustainability Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-4nnscyen 02-23
SAR4336 12-22

Semi-Annual Report
December 31, 2022
Allspring
Pennsylvania Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Pennsylvania Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Pennsylvania Tax-Free Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Pennsylvania Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Pennsylvania Tax-Free Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin, Robert J. Miller

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKVAX)	12-27-1990	-13.10	-0.15	1.49	-9.01	0.77	1.96	0.94	0.74
Class C (EKVCX)	2-1-1993	-10.74	0.01	1.34	-9.74	0.01	1.34	1.69	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	-8.78	1.02	2.21	0.61	0.49
Bloomberg Municipal Bond Index[3]	–	–	–	–	-8.53	1.25	2.13	–	–
Bloomberg Pennsylvania Municipal Bond Index[4]	–	–	–	–	-9.05	1.41	2.35	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, and 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[4]	The Bloomberg Pennsylvania Municipal Bond Index is a Pennsylvania-specific total return index. The index is composed of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weighted and updated monthly, with a one-month lag. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Pennsylvania Tax-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Pennsylvania Tax-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 997.23	$3.73	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class C
Actual	$1,000.00	$ 993.36	$7.49	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Institutional Class
Actual	$1,000.00	$ 998.49	$2.47	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.89%
Georgia: 0.44%
Utilities revenue: 0.44%
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00%	8-1-2052	$ 500,000	$ 470,091
Guam: 1.16%
Airport revenue: 0.75%
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	200,000	202,394
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	582,771
				785,165
Tax revenue: 0.41%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	435,755
				1,220,920
Illinois: 1.39%
GO revenue: 0.58%
Illinois GO Tax-Exempt Refunding Bonds 2019 Series B	5.00	9-1-2025	595,000	609,380
Miscellaneous revenue: 0.81%
Chicago IL Special Assessment Improvement Bonds Refunding Bond Series 2022 144A	2.27	12-1-2024	315,000	301,070
Illinois Series 2014	5.00	5-1-2025	550,000	557,070
				858,140
				1,467,520
Pennsylvania: 95.90%
Airport revenue: 3.46%
Allegheny County PA Airport Authority Pittsburgh International Airport Series A	5.00	1-1-2051	1,500,000	1,515,002
Philadelphia PA Airport Revenue Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,539,311
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2026	580,000	599,909
				3,654,222
Education revenue: 21.61%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	745,964
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,151,117
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	955,490
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	255,000	255,844
Cumberland County PA Municipal Authority Revenue Bonds Series 2016	5.00	5-1-2032	940,000	991,039
Delaware County PA Neumann University Bond	5.00	10-1-2039	250,000	248,969
Huntingdon County PA AICUP Financing Program	5.00	10-1-2051	2,000,000	2,000,199
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Latrobe PA IDA Seton Hall University	4.00%	3-1-2051	$ 800,000	$ 619,879
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2032	675,000	659,201
Lehigh County PA IDA Seven Generations Charter School	4.00	5-1-2051	750,000	526,423
Montgomery County PA Higher Education and Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,541,976
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2041	450,000	383,314
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	225,000	182,602
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2051	825,000	646,508
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,024,253
Pennsylvania Higher Educational University Pennsylvania Ursinus College Project Series A	5.00	11-1-2026	500,000	518,351
Pennsylvania Higher Educational University Pennsylvania Ursinus College Project Series A	5.00	11-1-2027	300,000	312,875
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,335,966
Philadelphia Authority For Industrial Development Charter School Revenue Bonds Series 2022A	5.00	6-15-2032	340,000	328,321
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,041,460
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	222,607
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2030	145,000	146,302
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	233,496
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,226,000
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,013,283
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,043,339
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,286,882
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2032	330,000	329,436
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2033	315,000	313,274
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2034	550,000	545,536
				22,829,906
GO revenue: 16.89%
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2035	250,000	258,389
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2036	350,000	353,874
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2037	350,000	351,622
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2038	250,000	251,641
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,168,200
Coatesville PA Area School District CAB Series C (BAM Insured) ¤	0.00	10-1-2033	1,000,000	637,379
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	567,354
Moon Area PA School District GO Bonds Series 2015 A	5.00	11-15-2028	150,000	155,743
North Allegheny PA School District	5.00	5-1-2030	100,000	114,063
Northeastern Pennsylvania School District	5.00	5-1-2031	290,000	330,477
Oil City PA Series A (AGM Insured)	4.00	12-1-2039	315,000	313,618
Oil City PA Series A (AGM Insured)	4.00	12-1-2040	250,000	246,808
Oil City PA Series A (AGM Insured)	4.00	12-1-2041	250,000	244,715
Oil City PA Series A (AGM Insured)	4.00	12-1-2042	200,000	195,927
Parkland PA School District Series A	4.00	2-1-2029	300,000	320,641
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Parkland PA School District Series B	4.00%	2-1-2036	$ 650,000	$ 661,856
Penn-Delco School District	4.00	6-1-2045	1,000,000	964,708
Pequea Valley School District	4.00	5-15-2049	750,000	711,041
Philadelphia PA School District Refunding Bond Series A (AGM / FGIC Insured)	5.00	6-1-2024	1,325,000	1,358,108
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,297,049
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,323,086
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	518,360
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,500,328
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,072,642
West Shore PA School District	5.00	11-15-2048	1,500,000	1,558,090
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	108,066
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	131,920
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	55,932
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	78,701
				17,850,338
Health revenue: 23.13%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	1,643,592
Allegheny County PA Hospital Development Authority Health Center Series B (NPFGC Insured)	6.00	7-1-2027	1,800,000	2,022,978
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.36	11-15-2047	1,000,000	971,628
Berks County PA IDA Tower Health Project	5.00	11-1-2037	430,000	317,810
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	346,827
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	276,410
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministries 2015	5.00	1-1-2028	640,000	667,557
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministries 2015	5.00	1-1-2028	1,185,000	1,202,702
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,034,630
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	206,017
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	469,440
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	390,908
Geisinger Authority PA Health System Revenue Bonds Series 2017 Series A	5.00	2-15-2045	1,000,000	1,018,941
Geisinger Authority PA Health System Revenue Bonds Series 2020C	5.00	4-1-2043	500,000	548,384
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	896,845
Lancaster County PA Hospital Authority St. Anne's Retirement Community Incorporated	5.00	3-1-2045	500,000	422,358
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	1,000,000	969,380
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	961,730
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,020,584
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Northampton County PA St. Luke's Hospital of Bethlehem Series A	5.00%	8-15-2033	$1,435,000	$ 1,451,489
Pennsylvania EDFA Series A	5.00	10-15-2035	645,000	701,530
Pennsylvania EDFA Series A	5.00	10-15-2036	800,000	865,030
Pennsylvania EDFA Series A-1	4.00	4-15-2037	700,000	682,005
Pennsylvania Higher Educational University of Pennsylvania Health System Series A	5.00	8-15-2040	1,500,000	1,541,857
Pennsylvania Higher Educational University of Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,550,799
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured)	5.00	7-1-2037	1,000,000	1,072,502
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2023	75,000	74,928
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2041	370,000	316,618
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2046	525,000	430,076
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	364,014
				24,439,569
Housing revenue: 1.44%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	555,040
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	1,000,000	972,099
				1,527,139
Miscellaneous revenue: 12.09%
Delaware County PA Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,522,172
Delaware Valley Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	3.65	11-1-2055	1,000,000	1,000,000
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,072,063
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	287,393
Pennsylvania EDFA Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	1,000,000	1,002,185
Pennsylvania EDFA Tax-Exempt Private Revenue Bonds Series 2022	5.75	6-30-2048	1,500,000	1,561,800
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2023	3,790,000	3,668,764
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	582,087
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	876,072
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	373,746
Philadelphia PA Industrial Philadelphia Museum of Art Energy Saving Program Series A	5.00	2-15-2038	785,000	823,574
				12,769,856
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.05%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00%	5-1-2042	$ 500,000	$ 487,218
Southeastern Pennsylvania Authority Revenue Bond, Series 2022	5.25	6-1-2042	1,500,000	1,674,311
				2,161,529
Transportation revenue: 5.50%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	604,091
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,077,329
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,131,315
				5,812,735
Utilities revenue: 0.97%
Philadelphia PA Gas Works Revenue Bonds Fifteenth Series	5.00	8-1-2047	1,000,000	1,023,997
Water & sewer revenue: 8.76%
Allegheny County Sanitary Authority Sewer Revenue Bonds Series 2022	5.75	6-1-2047	1,000,000	1,135,704
Bucks County Water and Sewer Authority Revenue Bonds 2022 Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,372,441
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,069,188
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,486,335
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	450,655
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,149,438
Philadelphia PA Water & Wastewater Refunding Bond Series R	5.00	6-1-2042	555,000	597,651
				9,261,412
				101,330,703
Total Municipal obligations (Cost $109,581,161)				104,489,234

		Yield	Shares
Short-term investments: 0.58%
Investment companies: 0.58%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		3.56	606,377	606,498
Total Short-term investments (Cost $606,498)				606,498
Total investments in securities (Cost $110,187,659)	99.47%			105,095,732
Other assets and liabilities, net	0.53			564,207
Total net assets	100.00%			$105,659,939

The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$367,726	$19,556,423	$(19,316,920)	$(694)	$(37)	$606,498	606,377	$23,774
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Pennsylvania Tax-Free Fund

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $109,581,161)	$ 104,489,234
Investments in affiliated securities, at value (cost $606,498)	606,498
Receivable for interest	1,157,567
Receivable for Fund shares sold	3,579
Prepaid expenses and other assets	34,496
Total assets	106,291,374
Liabilities
Payable for Fund shares redeemed	256,706
Payable for when-issued transactions	203,590
Dividends payable	101,903
Management fee payable	23,175
Administration fees payable	10,645
Distribution fee payable	2,278
Trustees’ fees and expenses payable	960
Accrued expenses and other liabilities	32,178
Total liabilities	631,435
Total net assets	$105,659,939
Net assets consist of
Paid-in capital	$ 111,527,331
Total distributable loss	(5,867,392)
Total net assets	$105,659,939
Computation of net asset value and offering price per share
Net assets – Class A	$ 34,531,144
Shares outstanding – Class A1	3,278,761
Net asset value per share – Class A	$10.53
Maximum offering price per share – Class A2	$11.03
Net assets – Class C	$ 3,077,778
Shares outstanding – Class C1	292,739
Net asset value per share – Class C	$10.51
Net assets – Institutional Class	$ 68,051,017
Shares outstanding – Institutional Class[1]	6,461,304
Net asset value per share – Institutional Class	$10.53
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  15

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 1,937,503
Income from affiliated securities	23,774
Total investment income	1,961,277
Expenses
Management fee	221,605
Administration fees
Class A	29,245
Class C	2,813
Institutional Class	28,292
Shareholder servicing fees
Class A	45,622
Class C	4,375
Distribution fee
Class C	13,126
Custody and accounting fees	5,100
Professional fees	26,766
Registration fees	22,379
Shareholder report expenses	11,015
Trustees’ fees and expenses	11,158
Other fees and expenses	3,635
Total expenses	425,131
Less: Fee waivers and/or expense reimbursements
Fund-level	(73,136)
Class A	(16,141)
Class C	(1,380)
Net expenses	334,474
Net investment income	1,626,803
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(177,420)
Affiliated securities	(694)
Net realized losses on investments	(178,114)
Net change in unrealized gains (losses) on
Unaffiliated securities	(1,567,319)
Affiliated securities	(37)
Net change in unrealized gains (losses) on investments	(1,567,356)
Net realized and unrealized gains (losses) on investments	(1,745,470)
Net decrease in net assets resulting from operations	$ (118,667)
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Pennsylvania Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 1,626,803		$ 3,207,496
Net realized losses on investments		(178,114)		(539,117)
Net change in unrealized gains (losses) on investments		(1,567,356)		(13,227,576)
Net decrease in net assets resulting from operations		(118,667)		(10,559,197)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(512,098)		(988,899)
Class C		(35,675)		(83,574)
Institutional Class		(1,078,842)		(2,135,212)
Total distributions to shareholders		(1,626,615)		(3,207,685)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	313,178	3,371,182	521,913	6,192,904
Class C	44,018	463,454	7,149	81,001
Institutional Class	1,470,472	15,358,957	1,209,101	13,809,591
		19,193,593		20,083,496
Reinvestment of distributions
Class A	44,939	472,406	80,133	921,865
Class C	3,289	34,523	7,039	81,111
Institutional Class	52,164	548,308	83,220	955,668
		1,055,237		1,958,644
Payment for shares redeemed
Class A	(324,696)	(3,428,265)	(859,724)	(9,851,073)
Class C	(98,722)	(1,042,380)	(212,560)	(2,462,760)
Institutional Class	(1,654,505)	(17,417,481)	(1,544,113)	(17,311,128)
		(21,888,126)		(29,624,961)
Net decrease in net assets resulting from capital share transactions		(1,639,296)		(7,582,821)
Total decrease in net assets		(3,384,578)		(21,349,703)
Net assets
Beginning of period		109,044,517		130,394,220
End of period		$105,659,939		$109,044,517
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.71	$11.97	$11.75	$11.78	$11.48	$11.67
Net investment income	0.15	0.28	0.31	0.35	0.35	0.38
Net realized and unrealized gains (losses) on investments	(0.18)	(1.26)	0.22	(0.04)	0.32	(0.19)
Total from investment operations	(0.03)	(0.98)	0.53	0.31	0.67	0.19
Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.31)	(0.34)	(0.34)	(0.38)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.15)	(0.28)	(0.31)	(0.34)	(0.37)	(0.38)
Net asset value, end of period	$10.53	$10.71	$11.97	$11.75	$11.78	$11.48
Total return[1]	(0.28)%	(8.32)%	4.52%	2.65%	6.00%	1.62%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.94%	0.94%	0.97%	0.96%	0.91%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.80%	2.41%	2.64%	2.92%	3.07%	3.25%
Supplemental data
Portfolio turnover rate	10%	20%	21%	14%	9%	10%
Net assets, end of period (000s omitted)	$34,531	$34,755	$41,945	$41,550	$41,255	$40,664

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Pennsylvania Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.69	$11.95	$11.73	$11.76	$11.45	$11.65
Net investment income	0.11 [1]	0.19 [1]	0.22	0.27	0.26 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.18)	(1.26)	0.22	(0.05)	0.34	(0.20)
Total from investment operations	(0.07)	(1.07)	0.44	0.22	0.60	0.09
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.22)	(0.25)	(0.26)	(0.29)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.11)	(0.19)	(0.22)	(0.25)	(0.29)	(0.29)
Net asset value, end of period	$10.51	$10.69	$11.95	$11.73	$11.76	$11.45
Total return[2]	(0.66)%	(9.03)%	3.74%	1.89%	5.31%	0.77%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.68%	1.68%	1.72%	1.70%	1.66%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.04%	1.64%	1.89%	2.23%	2.32%	2.50%
Supplemental data
Portfolio turnover rate	10%	20%	21%	14%	9%	10%
Net assets, end of period (000s omitted)	$3,078	$3,679	$6,485	$8,394	$8,768	$13,440

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.71	$11.97	$11.75	$11.78	$11.48	$11.67
Net investment income	0.16	0.31	0.34	0.38	0.38	0.40
Net realized and unrealized gains (losses) on investments	(0.18)	(1.26)	0.21	(0.04)	0.32	(0.18)
Total from investment operations	(0.02)	(0.95)	0.55	0.34	0.70	0.22
Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.33)	(0.37)	(0.37)	(0.41)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.16)	(0.31)	(0.33)	(0.37)	(0.40)	(0.41)
Net asset value, end of period	$10.53	$10.71	$11.97	$11.75	$11.78	$11.48
Total return[1]	(0.15)%	(8.10)%	4.78%	2.91%	6.27%	1.88%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.61%	0.64%	0.62%	0.58%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.05%	2.66%	2.88%	3.18%	3.31%	3.50%
Supplemental data
Portfolio turnover rate	10%	20%	21%	14%	9%	10%
Net assets, end of period (000s omitted)	$68,051	$70,610	$81,964	$80,592	$79,128	$88,663

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

Allspring Pennsylvania Tax-Free Fund  |  21

Notes to financial statements (unaudited)
requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $110,187,659 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 675,853
Gross unrealized losses	(5,767,780)
Net unrealized losses	$(5,091,927)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $389,612 in short-term capital losses and $210,294 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 104,489,234	$0	$ 104,489,234
Short-term investments
Investment companies	606,498	0	0	606,498
Total assets	$606,498	$104,489,234	$0	$105,095,732
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring

Allspring Pennsylvania Tax-Free Fund  |  23

Notes to financial statements (unaudited)
Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.74%
Class C	1.49
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $891 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $1,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.

24  |  Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $11,216,901 and $10,327,887, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund's investments were concentrated in the state of Pennsylvania.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Pennsylvania Tax-Free Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Pennsylvania Tax-Free Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Pennsylvania Tax-Free Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-icpwlzeg 02-23
SAR4301 12-22

Semi-Annual Report
December 31, 2022
Allspring
Short-Term Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Short-Term Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Short-Term Municipal Bond Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Short-Term Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Short-Term Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce Johns, Nicholos Venditti

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WSMAX)	7-18-2008	-4.77	0.23	0.54	-2.83	0.63	0.74	0.76	0.63
Class C (WSSCX)	1-31-2003	-4.56	-0.12	0.14	-3.56	-0.12	0.14	1.51	1.38
Class R6 (WSSRX)[3]	7-31-2018	–	–	–	-2.55	0.91	0.99	0.38	0.35
Administrator Class (WSTMX)	7-30-2010	–	–	–	-2.77	0.66	0.74	0.70	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	-2.60	0.86	0.96	0.43	0.40
Bloomberg 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	-2.26	1.04	0.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6, 0.60% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Bloomberg 1 Year Municipal Bond Index and 50% in the Bloomberg 3 Year Municipal Bond Index. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Short-Term Municipal Bond Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Short-Term Municipal Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.60	$3.18	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%
Class C
Actual	$1,000.00	$ 997.82	$6.95	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Class R6
Actual	$1,000.00	$1,003.01	$1.77	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,001.74	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,002.76	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.45%
Alabama: 3.85%
Airport revenue: 0.12%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	$ 475,000	$ 479,314
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	958,844
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	540,433
				1,978,591
Industrial development revenue: 0.54%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	8,060,395
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	962,259
				9,022,654
Utilities revenue: 3.19%
Black Belt Energy Gas District Gas Supply Project #3 Series A	4.00	12-1-2048	8,000,000	8,007,386
Black Belt Energy Gas District Gas Supply Project #7 Series C-1	4.00	12-1-2025	1,500,000	1,495,635
Black Belt Energy Gas District Gas Supply Project Series D-1 (Royal Bank of Canada LIQ)	4.00	7-1-2052	3,500,000	3,475,567
Black Belt Energy Gas District Series 2021C-1	4.00	10-1-2052	3,900,000	3,852,090
Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,632,998
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2024	985,000	1,015,185
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	443,536
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2026	500,000	528,541
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	3,993,723
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	20,060,000	19,989,698
Southeast Energy Authority Commodity Supply Alabama SIFMA Index Project #3 Series A2	5.50	1-1-2053	2,000,000	2,117,201
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3073 144Aø	3.86	2-1-2053	5,000,000	5,000,000
				53,551,560
				64,552,805
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.67%
Airport revenue: 0.24%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00%	10-1-2026	$ 3,000,000	$ 3,166,665
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2028	775,000	830,576
				3,997,241
Health revenue: 0.25%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	607,228
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	770,289
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,364,072
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,461,944
				4,203,533
Miscellaneous revenue: 0.18%
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,551,004
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,448,554
				2,999,558
				11,200,332
Arizona: 3.05%
Education revenue: 0.02%
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2027	170,000	176,728
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2028	175,000	181,897
				358,625
GO revenue: 0.13%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2024	1,150,000	1,166,565
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	933,951
				2,100,516
Health revenue: 1.03%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	3.91	1-1-2046	4,000,000	3,864,180
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	4.23	1-1-2035	4,405,000	4,386,646
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	4.46	9-1-2048	9,000,000	8,974,549
				17,225,375
Industrial development revenue: 1.72%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	22,885,000	22,707,314
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Chandler AZ IDA Intel Corporation Project	2.70%	12-1-2037	$ 1,175,000	$ 1,167,285
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	4,920,000	4,998,440
				28,873,039
Miscellaneous revenue: 0.15%
Phoenix AZ Civic Improvement Corporation Senior Lien Airport Revenue Refunding Bonds Series 2013	5.00	7-1-2028	2,500,000	2,512,468
				51,070,023
Arkansas: 0.23%
Health revenue: 0.08%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,424,383
Housing revenue: 0.12%
Arkansas Development Finance Authority MFHR Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	2,000,000	1,960,768
Tax revenue: 0.03%
Cabot AR Sales Tax & Improvement Bonds Series B	5.00	12-1-2028	435,000	484,874
				3,870,025
California: 3.34%
Airport revenue: 0.16%
Los Angeles CA Department Airports AMT Subordinate Bond Series D	5.00	5-15-2027	2,500,000	2,652,676
GO revenue: 0.41%
Kern Community College District CAB BAN ¤	0.00	8-1-2023	7,000,000	6,878,425
Health revenue: 0.11%
California CDA Series 2020A	5.00	4-1-2026	570,000	603,823
California CDA Series 2020A	5.00	4-1-2027	845,000	901,809
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2024	200,000	204,335
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	207,212
				1,917,179
Miscellaneous revenue: 0.25%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00	10-1-2047	1,000,000	1,001,923
California Municipal Finance Authority Certificate of Participation Palomar Health 144A	5.00	11-1-2027	3,000,000	3,105,100
				4,107,023
Tax revenue: 0.08%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,319,848
Transportation revenue: 2.01%
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	4.11	4-1-2056	2,750,000	2,707,990
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	4.56%	4-1-2045	$15,500,000	$ 15,503,109
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	3.96	4-1-2056	16,000,000	15,551,141
				33,762,240
Utilities revenue: 0.32%
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2024	400,000	402,791
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2025	415,000	420,797
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2026	435,000	443,507
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2027	450,000	459,336
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2028	470,000	480,077
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR +1.43%) ±	4.52	11-15-2026	2,000,000	1,970,987
Vernon California Electric System Series A	5.00	8-1-2024	685,000	697,200
Vernon California Electric System Series A	5.00	8-1-2025	500,000	515,682
				5,390,377
				56,027,768
Colorado: 1.36%
Education revenue: 0.26%
University of Colorado Enterprise System Refunding Bond Series C	2.00	6-1-2054	2,000,000	1,954,760
University of Colorado Enterprise System Refunding Bond Series C3 Class A	2.00	6-1-2051	2,500,000	2,426,236
				4,380,996
GO revenue: 0.13%
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,175,811
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2024	550,000	560,430
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2025	400,000	412,018
				2,148,259
Health revenue: 0.28%
Colorado Health Facilities Authority Revenue Bonds Hospital AdventHealth Obligated Group Series C	5.00	11-15-2036	3,165,000	3,355,582
Colorado Health Facilities Authority Revenue Prerefunded Bonds Hospital AdventHealth	5.00	11-15-2049	80,000	86,249
Colorado Health Facilities Authority Revenue Refunding Bonds & Improvement Christian Living	4.00	1-1-2025	325,000	316,277
Colorado Health Facilities Authority Revenue Unrefunded Bonds	5.00	11-15-2049	820,000	868,591
				4,626,699
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.47%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00%	12-31-2023	$ 1,285,000	$ 1,296,970
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,490,117
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,110,326
				7,897,413
Tax revenue: 0.03%
Colorado Regional Transportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	487,562
Transportation revenue: 0.16%
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	464,967
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	316,434
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	1,881,405
				2,662,806
Water & sewer revenue: 0.03%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00	12-1-2027	500,000	549,816
				22,753,551
Connecticut: 2.56%
Education revenue: 0.65%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	570,000	582,221
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	120,846
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	141,808
Connecticut HEFAR Yale University Issue Series A øø	1.10	7-1-2048	7,000,000	6,981,043
Connecticut Higher Education Supplemental Loan Authority Loan Program Series A	3.60	11-15-2023	1,265,000	1,270,773
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2024	250,000	257,185
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2025	400,000	416,098
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2026	585,000	616,101
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	5.00	11-15-2025	500,000	532,866
				10,918,941
GO revenue: 0.22%
Bridgeport CT GO Refunding Bond Series 2021C	5.00	2-15-2023	550,000	551,127
Bridgeport CT GO Refunding Bond Series 2021C	5.00	2-15-2026	1,325,000	1,405,168
Connecticut Series C	4.00	6-1-2025	1,000,000	1,027,372
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	756,948
				3,740,615
Health revenue: 0.65%
Connecticut HEFA Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	7,774,187
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00	7-1-2026	375,000	392,920
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00%	7-1-2027	$ 250,000	$ 264,616
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00	7-1-2028	300,000	321,002
Connecticut HEFA Yale New Haven Health Series A	5.00	7-1-2028	1,975,000	2,030,908
				10,783,633
Housing revenue: 0.74%
Connecticut HFA Mortgage Finance Program Bonds Series A Subseries A-4 (SIFMA Municipal Swap +0.30%) ±	3.96	11-15-2050	12,500,000	12,387,481
Tax revenue: 0.30%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2026	1,200,000	1,291,043
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	3,723,152
				5,014,195
				42,844,865
Delaware: 0.23%
Utilities revenue: 0.23%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	3,786,728
District of Columbia: 1.20%
Airport revenue: 0.59%
Metropolitan Washington Airports Authority Series A	5.00	10-1-2026	1,180,000	1,245,555
Metropolitan Washington Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,320,000	6,596,036
Metropolitan Washington Airports Authority System Revenue Refunding Bonds Series 2021A	5.00	10-1-2027	1,000,000	1,064,468
Metropolitan Washington Airports Authority System Revenue Refunding Bonds Series 2021A	5.00	10-1-2028	1,000,000	1,071,712
				9,977,771
Housing revenue: 0.14%
District of Columbia HFA MFHR Strand Residences Project	2.50	2-1-2039	2,300,000	2,283,628
Transportation revenue: 0.13%
Metropolitan Washington Transit Authority Series A	5.00	7-15-2025	2,000,000	2,112,599
Water & sewer revenue: 0.34%
District of Columbia Water & Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	5,798,947
				20,172,945
Florida: 4.18%
Airport revenue: 0.74%
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Prerefunded Bond	5.00	10-1-2025	1,355,000	1,423,629
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Unrefunded Bond	5.00%	10-1-2025	$ 645,000	$ 671,452
Miami-Dade County FL Aviation Refunding Bonds Series 2014	5.00	10-1-2028	10,000,000	10,232,894
				12,327,975
Education revenue: 0.28%
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2024	500,000	507,291
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2025	1,000,000	1,018,115
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2026	1,000,000	1,018,007
Florida Higher Educational Facilities Financing Authority Revenue Educational Facilities Institute Technology	5.00	10-1-2025	500,000	514,557
Florida Higher Educational Facilities Financing Authority Revenue Educational Facilities Institute Technology	5.00	10-1-2026	750,000	778,299
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2026	250,000	251,157
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2027	255,000	255,962
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2028	270,000	270,880
				4,614,268
Health revenue: 0.20%
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,700,000
Pompano Beach FL Refunding Bond John Knox Village Project	3.25	9-1-2023	665,000	659,259
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2023	115,000	113,915
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2024	145,000	142,128
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2025	180,000	174,497
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2026	185,000	176,974
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2027	215,000	203,149
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2028	200,000	186,976
				3,356,898
Housing revenue: 0.53%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	9,000,000	8,933,236
Miscellaneous revenue: 0.62%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	10,378,956
Resource recovery revenue: 0.27%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	4,565,000	4,598,590
Tax revenue: 0.36%
Leon County FL School District	4.00	9-1-2026	6,000,000	6,037,804
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.06%
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00%	10-1-2024	$ 300,000	$ 304,456
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2026	735,000	753,520
				1,057,976
Utilities revenue: 0.05%
Orlando FL Commission Utility System Series B øø	1.25	10-1-2046	1,000,000	850,870
Water & sewer revenue: 1.07%
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2027	680,000	744,988
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2028	1,360,000	1,514,943
Tohopekaliga Water Authority Florida Utility System 144A	5.00	10-1-2025	14,160,000	15,046,085
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	200,000	214,969
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	218,279
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	276,945
				18,016,209
				70,172,782
Georgia: 2.72%
Health revenue: 0.06%
Cobb County GA Kennestone Hospital Authority Series 2020B	5.00	4-1-2026	1,000,000	1,055,539
Industrial development revenue: 0.30%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,102,963
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	962,259
				5,065,222
Utilities revenue: 2.36%
Burke County GA Development Authority PCR Bonds First Series 2012	2.88	12-1-2049	3,500,000	3,453,570
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	206,998
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	315,725
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	250,000
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	406,819
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,031,084
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	6,225,000	6,220,289
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00%	7-1-2052	$ 1,000,000	$ 991,813
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2026	1,100,000	1,093,461
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2027	1,215,000	1,202,054
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022	4.00	12-1-2027	4,000,000	3,978,384
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,345,000	3,305,803
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00	8-1-2052	8,000,000	7,521,457
Main Street Natural Gas Incorporated Gas Supply Series B	5.00	12-1-2052	4,000,000	4,129,385
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009 øø	1.00	7-1-2049	2,500,000	2,233,650
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A øø	1.50	1-1-2039	1,500,000	1,417,349
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2027	165,000	176,327
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2028	200,000	216,846
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2027	300,000	322,955
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2028	300,000	327,562
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2029	600,000	663,970
				39,465,501
				45,586,262
Guam: 0.33%
Airport revenue: 0.03%
Guam International Airport Authority Revenue Bonds 2023 Series A %%	5.00	10-1-2028	540,000	544,717
Tax revenue: 0.10%
Government of Guam Business Privilege Series F	5.00	1-1-2028	500,000	524,668
Government of Guam Business Privilege Series F	5.00	1-1-2029	1,000,000	1,056,305
				1,580,973
Utilities revenue: 0.20%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,425,302
				5,550,992
Hawaii: 0.93%
GO revenue: 0.25%
Honolulu HI GO Series 2022A	5.00	11-1-2024	1,000,000	1,041,553
Honolulu HI GO Series 2022A	5.00	11-1-2025	3,000,000	3,195,445
				4,236,998
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.50%
Hawaii Department of Transportation Airports Division Series 2013	5.25%	8-1-2025	$ 1,945,000	$ 1,964,593
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	6,410,954
				8,375,547
Utilities revenue: 0.18%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series 2017A	3.10	5-1-2026	3,000,000	2,929,193
				15,541,738
Illinois: 9.28%
Airport revenue: 1.20%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,068,896
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	13,720,000
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,353,186
				20,142,082
Education revenue: 0.46%
Illinois Finance Authority Benedictine University Refunding Bond	5.00	10-1-2027	630,000	642,977
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,334,820
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	730,647
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	424,015
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2026	825,000	842,259
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2027	780,000	800,264
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	5.00	4-1-2027	400,000	425,425
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	5.00	4-1-2028	500,000	537,258
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,008,316
				7,745,981
GO revenue: 2.69%
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 GO Refunding School Bonds, Series 2021B	4.00	1-1-2027	4,525,000	4,667,170
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 GO Refunding School Bonds, Series 2021B	4.00	1-1-2028	2,100,000	2,180,612
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,029,914
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Board of Education Refunding Bond Series B	5.00%	12-1-2030	$ 2,250,000	$ 2,319,542
Chicago IL GO Series 2021A	5.00	1-1-2027	3,935,000	4,072,080
Chicago IL GO Series 2021A	5.00	1-1-2028	3,000,000	3,124,522
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,135,291
Chicago IL Refunding Bonds Project Series 2015C	5.00	1-1-2023	1,450,000	1,450,000
Chicago IL Series A	5.00	1-1-2027	2,445,000	2,530,174
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	3,300,000	3,300,000
Cook County IL GO Refunding Bonds Series 2021A	5.00	11-15-2026	1,950,000	2,082,746
Cook County IL Refunding Bond Series A	5.00	11-15-2025	1,200,000	1,264,706
DeKalb County IL Community Unit School District Series B (AGM Insured) ¤	0.00	1-1-2025	3,235,000	3,011,736
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refund Bond	4.00	5-1-2027	500,000	515,851
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refunding Bond	4.00	5-1-2026	635,000	652,859
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00	12-15-2026	960,000	1,002,909
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00	12-15-2027	795,000	837,563
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	836,458
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	504,837
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,519,165
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,017,654
				45,055,789
Health revenue: 1.03%
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	519,043
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	525,802
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap +0.70%) ±	4.36	5-1-2042	2,250,000	2,185,039
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	4.00	11-1-2030	3,600,000	3,638,327
Illinois Finance Authority Revenue Bonds Series 2020C (JPMorgan Chase & Company SPA) ø	3.65	8-15-2049	4,815,000	4,815,000
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2026	465,000	448,823
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2027	480,000	457,427
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,216,973
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	535,000	548,747
				17,355,181
Housing revenue: 1.01%
Chicago Heights IL MFHR Series 2022	2.88	8-1-2027	4,500,000	4,394,674
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%)(FNMA LOC, FNMA LIQ) ±	4.66	5-15-2050	7,500,000	7,506,746
Illinois Housing Development Authority Series H (GNMA / FNMA / FHLMC Insured)	3.47	10-1-2053	5,000,000	4,997,925
				16,899,345
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.26%
Chicago IL Board of Education Refunding Bond Series B	5.00%	12-1-2024	$ 2,270,000	$ 2,311,645
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,516,750
Chicago IL Special Assessment Improvement Bonds Series 2022 144A	3.04	12-1-2028	270,000	240,512
Illinois GO Series June 2013	5.25	7-1-2028	4,000,000	4,019,953
Illinois Series 2017D	5.00	11-1-2026	8,325,000	8,581,339
Illinois Series 2017D	5.00	11-1-2027	3,335,000	3,447,295
				21,117,494
Tax revenue: 1.22%
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	330,000	330,534
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	797,000	785,452
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,026,466
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,322,755
Illinois Series 2013	5.00	6-15-2024	585,000	588,295
Illinois State Tax Revenue Junior Obligation Series D	5.00	6-15-2027	1,275,000	1,324,534
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	479,982
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	621,086
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2025	2,000,000	1,967,914
Sales Tax Securitization Corporation Second Lien Series 2020A	5.00	1-1-2028	5,000,000	5,366,195
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	500,000	513,730
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2026	200,000	206,457
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	300,000	311,616
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	575,000	598,062
				20,443,078
Transportation revenue: 0.13%
Illinois Toll Highway Authority Senior Refunding Bond Series C	5.00	1-1-2027	2,050,000	2,229,226
Utilities revenue: 0.19%
Springfield IL Senior Lien Electric Revenue Refunding Bonds Series 2015	5.00	3-1-2029	3,000,000	3,105,224
Water & sewer revenue: 0.09%
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2027	450,000	467,992
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2028	280,000	292,307
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	400,000	410,310
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020 (AGM Insured)	5.00	12-30-2027	280,000	305,869
				1,476,478
				155,569,878
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.44%
Health revenue: 0.80%
Indiana Finance Authority Deaconess Health System Series B (SIFMA Municipal Swap +0.30%) ±	3.96%	3-1-2039	$ 5,775,000	$ 5,628,974
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,290,518
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,111,054
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	812,925
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,037,018
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,016,083
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	502,869
				13,399,441
Miscellaneous revenue: 0.64%
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2026	3,000,000	3,186,671
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2027	6,000,000	6,474,208
Mishawaka RDA Lease Rental Revenue Bonds of 2021 (BAM Insured)	5.00	2-15-2027	1,025,000	1,110,905
				10,771,784
				24,171,225
Iowa: 0.82%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	709,527
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,026,744
				1,736,271
GO revenue: 0.11%
Indianola IA GO Capital Loan Notes Series 2021	3.00	6-1-2027	855,000	862,633
Indianola IA GO Capital Loan Notes Series 2021	4.00	6-1-2028	880,000	932,460
				1,795,093
Utilities revenue: 0.61%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	10,238,585
				13,769,949
Kansas: 0.53%
Health revenue: 0.18%
Topeka KS Health Care Facilities Brewster Place Series B	5.13	12-1-2026	1,000,000	998,377
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	1,000,156
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,049,833
				3,048,366
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.35%
Wichita KS MFHR Verandas at Crestview Series I	3.90%	12-1-2024	$ 5,900,000	$ 5,914,927
				8,963,293
Kentucky: 3.50%
Education revenue: 0.09%
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2027	525,000	513,716
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2028	545,000	529,725
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2026	210,000	215,430
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2028	250,000	259,805
				1,518,676
Health revenue: 0.25%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,199,250
Industrial development revenue: 0.16%
Boone County KY Poll Control Duke Energy Kentucky Incorporated Series A	3.70	8-1-2027	2,750,000	2,708,993
Miscellaneous revenue: 0.20%
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2027	160,000	174,859
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2028	200,000	222,067
Rural Water Financing Agency KY Public Projects Construction Series A	3.00	5-1-2024	3,000,000	2,971,709
				3,368,635
Utilities revenue: 2.80%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,500,000	9,412,319
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	25,894,527
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	7,500,000	6,582,110
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A	1.30	9-1-2044	6,000,000	5,061,944
				46,950,900
				58,746,454
Louisiana: 1.35%
GO revenue: 0.09%
Shreveport LA GO Series 2014	5.00	9-1-2027	1,420,000	1,465,131
Industrial development revenue: 0.83%
St John the Baptist Parish Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	13,997,399
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.38%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge øø	0.88%	2-1-2046	$ 5,000,000	$ 4,717,488
Louisiana State GO Series A	5.00	2-1-2027	1,570,000	1,601,845
				6,319,333
Water & sewer revenue: 0.05%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	1,000,000	858,861
				22,640,724
Maine: 0.11%
Education revenue: 0.03%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	444,794
Health revenue: 0.08%
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	255,000	268,874
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	545,000	568,493
Maine HEFAR Bonds Series 2020A	5.00	7-1-2026	500,000	532,350
				1,369,717
				1,814,511
Maryland: 1.89%
Housing revenue: 1.52%
Maryland CDA Department of Housing & Community Multifamily Development Overlook Manor Townhouses Series C	3.00	4-1-2024	5,000,000	4,932,584
Maryland CDA Department of Housing & Community Multifamily Development Series 2022-D	3.15	7-1-2024	4,000,000	3,912,805
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,652,165
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,300,000	6,093,038
				25,590,592
Transportation revenue: 0.37%
Maryland Economic Development Corporation Private Activity Green Bond Purple Line Light Rail Transit Partners LLC Series A-P3	5.00	11-12-2028	6,000,000	6,140,697
				31,731,289
Massachusetts: 1.40%
Education revenue: 0.08%
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2027	250,000	241,221
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2028	330,000	315,237
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00%	6-1-2026	$ 420,000	$ 436,056
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2027	440,000	460,526
				1,453,040
Health revenue: 0.61%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	4.16	7-1-2038	5,000,000	4,998,523
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series C	5.25	7-1-2027	1,850,000	1,852,405
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2026	300,000	319,599
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2027	410,000	443,317
Massachusetts Development Finance Authority Revenue Bonds Series 2019-T1 (SIFMA Municipal Swap +0.60%) 144A±	4.26	7-1-2049	2,600,000	2,563,159
				10,177,003
Transportation revenue: 0.71%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,885,000	11,885,000
				23,515,043
Michigan: 2.50%
Education revenue: 0.11%
Board of Trustees of Northern Michigan University General Revenue Bonds Series 2018A	5.00	12-1-2027	640,000	701,918
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2026	390,000	401,740
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2027	405,000	419,997
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2028	405,000	420,966
				1,944,621
GO revenue: 0.04%
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2026	285,000	296,105
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2028	300,000	317,033
				613,138
Health revenue: 1.11%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63	5-15-2025	115,000	109,285
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	7,650,990
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Michigan Finance Authority Hospital Beaumont Spectrum Series 2022B (SIFMA Municipal Swap +0.75%) ±	4.41%	4-15-2047	$10,500,000	$ 10,322,264
Michigan Strategic Fund Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	575,049
				18,657,588
Industrial development revenue: 1.24%
Michigan Strategic Fund Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	18,843,729
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	1,929,747
				20,773,476
				41,988,823
Minnesota: 1.53%
Airport revenue: 0.07%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019B	5.00	1-1-2025	1,100,000	1,132,051
GO revenue: 0.10%
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2023	815,000	813,073
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	982,241
				1,795,314
Housing revenue: 0.39%
Minnesota HFA Residential Housing Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	4.09	1-1-2045	6,515,000	6,506,867
Miscellaneous revenue: 0.05%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	433,802
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	389,687
				823,489
Utilities revenue: 0.92%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (AGM Insured)	5.00	1-1-2027	400,000	432,764
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (AGM Insured)	5.00	1-1-2028	500,000	548,649
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds (U.S. SOFR +1.00%)(Royal Bank of Canada LIQ) ±	3.88	12-1-2052	15,000,000	14,467,964
				15,449,377
				25,707,098
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.16%
Health revenue: 0.15%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Corporation Series A-1	5.00%	9-1-2044	$ 2,500,000	$ 2,589,309
Industrial development revenue: 0.01%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	3.65	5-1-2028	120,000	120,000
				2,709,309
Missouri: 0.68%
Housing revenue: 0.47%
Port Authority of Kansas City MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured)	1.50	5-1-2024	8,000,000	7,943,202
Utilities revenue: 0.21%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	3.50	5-1-2038	3,500,000	3,471,438
				11,414,640
Montana: 0.21%
Health revenue: 0.21%
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2024	375,000	386,866
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2025	325,000	342,073
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2027	500,000	544,571
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2028	2,015,000	2,229,998
				3,503,508
Nebraska: 0.73%
Airport revenue: 0.07%
Airport Authority of the City of Lincoln Airport Bonds Series 2021	5.00	7-1-2028	1,000,000	1,070,504
Education revenue: 0.13%
Douglas County NE Educational Facilities Creighton University (SIFMA Municipal Swap +0.53%) ±	4.19	7-1-2035	2,230,000	2,195,397
Health revenue: 0.20%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,409,009
Utilities revenue: 0.33%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	5,610,000	5,595,369
				12,270,279
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 0.33%
GO revenue: 0.33%
Clark County NV School District Series B (AGM Insured)	5.00%	6-15-2027	$ 5,000,000	$ 5,454,910
New Jersey: 3.80%
Airport revenue: 0.21%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,510,653
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,027,817
				3,538,470
GO revenue: 1.04%
New Jersey EDA Series G 144A	5.25	9-1-2023	15,000,000	15,184,811
Newark Board of Education School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2028	350,000	382,545
Newark Board of Education School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2027	350,000	378,525
Newark NJ General Capital Improvement BAN Series 2022D	4.00	9-29-2023	1,500,000	1,503,563
				17,449,444
Housing revenue: 0.91%
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	4,900,000	4,890,103
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	4,585,000	4,558,760
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,170,000	2,151,732
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,465,000	2,441,007
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series D	2.90	10-1-2025	1,200,000	1,175,816
				15,217,418
Miscellaneous revenue: 0.34%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,021,426
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,670,646
				5,692,072
Transportation revenue: 1.30%
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	3.63	1-1-2030	21,820,000	21,820,000
				63,717,404
New York: 7.10%
Airport revenue: 0.94%
Albany County NY Airport Authority Airport Revenue Refunding Bonds, Series 2020B	5.00	12-15-2026	1,070,000	1,124,410
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00%	12-1-2026	$ 490,000	$ 512,684
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	525,658
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	527,796
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	528,876
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2022	5.00	12-1-2027	5,000,000	5,256,582
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series AMT	5.00	9-1-2026	7,150,000	7,310,774
				15,786,780
Education revenue: 0.35%
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	1,000,000	870,186
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	1,640,000	1,589,195
New York Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	882,331
New York Housing Finance Agency Affordable Housing Series K2	5.00	7-1-2025	600,000	623,236
St. Lawrence County NY IDA Civic Development Corporation St. Lawrence University Project	5.00	7-1-2026	400,000	426,563
St. Lawrence County NY IDA Civic Development Corporation St. Lawrence University Project	5.00	7-1-2027	510,000	551,687
St. Lawrence County NY IDA Clarkson University Project Series B	1.55	9-1-2042	1,000,000	949,784
				5,892,982
GO revenue: 0.25%
Poughkeepsie Dutchess County NY Public Improvement Refunding Bond	4.00	4-15-2027	480,000	489,867
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,593,399
				4,083,266
Health revenue: 0.45%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	527,138
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,012,318
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,028,824
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00%	5-1-2048	$ 4,000,000	$ 4,054,466
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,000,000	961,603
				7,584,349
Housing revenue: 0.32%
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series J-2 øø	1.10	11-1-2061	2,500,000	2,227,699
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series K-2 øø	1.00	11-1-2061	500,000	452,171
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	395,540
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	393,377
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	391,880
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	502,942
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	505,829
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	515,677
				5,385,115
Industrial development revenue: 1.81%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	7,205,000	7,250,907
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2025	22,925,000	23,125,795
				30,376,702
Miscellaneous revenue: 0.20%
New York Liberty Development Corporation Tax-Exempt Liberty Revenue Refunding Bonds Series 2021A	1.20	11-15-2028	2,500,000	2,066,794
New York NY IDA Refunding Bonds Series 2021A (AGM Insured)	5.00	1-1-2024	1,250,000	1,272,044
				3,338,838
Tax revenue: 1.35%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	6,000,000	5,380,573
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B	5.00	5-15-2026	15,000,000	16,160,780
Triborough Bridge & Tunnel Authority Series 2022B	5.00	5-15-2024	1,000,000	1,030,334
				22,571,687
Transportation revenue: 0.75%
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	5,000,000	5,124,110
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D	5.00%	11-15-2026	$ 4,475,000	$ 4,676,296
Triborough Bridge and Tunnel Authority Revenue Refunding Bonds 2013A	5.00	11-15-2026	2,770,000	2,789,493
				12,589,899
Utilities revenue: 0.54%
Long Island Power Authority Electric System General Revenue Bonds Series B øø	1.50	9-1-2051	3,500,000	3,251,929
Long Island Power Authority Electric System General Revenue Bonds Series B øø	1.65	9-1-2049	6,000,000	5,799,304
				9,051,233
Water & sewer revenue: 0.14%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,403,554
				119,064,405
North Carolina: 0.60%
Health revenue: 0.25%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	1,500,000	1,412,716
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2026	245,000	245,977
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2027	295,000	294,324
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2028	305,000	302,114
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,169,280
North Carolina Medical Care Commission Retirement Facilities First Mortgage Series 2020B-2	2.50	10-1-2024	740,000	740,000
				4,164,411
Industrial development revenue: 0.05%
Columbus County Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	962,259
Resource recovery revenue: 0.30%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	3.75	6-1-2038	5,000,000	4,997,581
				10,124,251
North Dakota: 0.23%
Health revenue: 0.23%
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2025	380,000	395,235
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2026	435,000	457,563
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00%	12-1-2027	$ 1,125,000	$ 1,195,141
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2028	1,650,000	1,766,865
				3,814,804
Ohio: 3.14%
GO revenue: 0.20%
Lake County OH Building Improvement BAN Series 2022	1.25	1-12-2023	3,300,000	3,298,297
Health revenue: 0.87%
Allen County OH Hospital Facilities Revenue Bonds Series 2022B-1	5.00	10-1-2049	10,000,000	10,630,915
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	691,456
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	276,105
Ohio University Hospital Health System Series B	5.00	1-15-2050	2,905,000	2,999,457
				14,597,933
Housing revenue: 0.46%
Cuyahoga Ohio Metropolitan Housing Authority Multifamily Housing Wade Park Apartments	4.75	12-1-2027	4,000,000	4,114,001
Ohio HFA MFHR Series 2022A (Department of Housing and Urban Development Insured)	3.50	7-1-2025	3,550,000	3,533,013
				7,647,014
Industrial development revenue: 0.21%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,575,632
Miscellaneous revenue: 0.04%
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2026	180,000	179,729
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2027	270,000	268,471
Dayton OH City School District Certificate of Participation School Facilities Project	4.00	12-1-2028	230,000	242,898
				691,098
Resource recovery revenue: 0.69%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	11,501,120
Tax revenue: 0.35%
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2028	2,000,000	2,127,791
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2027	3,540,000	3,739,956
				5,867,747
Utilities revenue: 0.32%
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2027	400,000	431,426
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2029	350,000	389,510
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00%	2-15-2025	$ 1,200,000	$ 1,250,929
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,590,757
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,725,703
				5,388,325
				52,567,166
Oklahoma: 1.31%
GO revenue: 0.18%
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,135,000
Health revenue: 0.21%
Comanche County OK Hospital Authority Refunding	5.00	7-1-2025	600,000	602,506
Comanche County OK Hospital Authority Refunding	5.00	7-1-2027	1,800,000	1,803,081
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	496,723
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	592,122
				3,494,432
Miscellaneous revenue: 0.87%
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	704,841
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	702,126
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	706,432
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,065,400
McIntosh County OK Educational Facilities Authority Revenue Bonds Series 2022	2.00	9-1-2027	415,000	387,835
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	563,061
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	606,312
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	838,184
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,110,788
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	973,645
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,037,032
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,285,127
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,580,092
				14,560,875
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.05%
Jackson County OK Facilities Authority Sales Tax Revenue Bonds Series 2022	4.00%	10-1-2027	$ 810,000	$ 837,442
				22,027,749
Oregon: 0.19%
Airport revenue: 0.08%
Port of Portland International Airport Series C	5.00	7-1-2026	1,240,000	1,304,670
GO revenue: 0.05%
Port of Morrow County Full Faith Refunding Bond Series A	4.00	6-1-2026	345,000	355,162
Port of Morrow County Full Faith Refunding Bond Series A	4.00	6-1-2027	535,000	553,115
				908,277
Health revenue: 0.06%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,200,000	1,047,180
				3,260,127
Pennsylvania: 9.13%
Airport revenue: 1.26%
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2026	1,600,000	1,666,671
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2027	2,000,000	2,108,869
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2028	2,000,000	2,126,639
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,418,441
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2026	1,160,000	1,239,020
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,517,496
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	10,984,171
				21,061,307
Education revenue: 1.13%
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1	3.15	5-1-2044	3,500,000	3,480,867
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2027	385,000	406,718
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2028	415,000	440,118
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	4.24	11-1-2037	9,540,000	9,525,972
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2026	1,005,000	1,003,936
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2028	1,090,000	1,082,434
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Lehigh County Pennsylvania General Purpose Authority Charter School Lehigh Valley Academy Regional Charter	4.00%	6-1-2025	$ 965,000	$ 964,476
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2026	1,475,000	1,545,332
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	500,000	533,753
				18,983,606
GO revenue: 1.43%
Albert Gallatin School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,164,620
Albert Gallatin School District Series B (AGM Insured)	4.00	9-1-2025	350,000	360,723
Butler Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,300,142
Butler Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,069,145
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,960,699
Canon-McMillan School District GO, Series B of 2014 (AGM Insured)	4.50	12-15-2028	2,000,000	2,029,665
Coatesville Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,010,834
Dunmore PA Series A (AGM Insured)	2.00	9-1-2025	220,000	210,710
Dunmore PA Series A (AGM Insured)	2.00	9-1-2027	200,000	184,686
Dunmore PA Series A (AGM Insured)	2.00	9-1-2028	220,000	199,171
Laurel Highlands School District Series A (BAM Insured)	4.00	2-1-2027	1,325,000	1,377,687
Oil City Venango County GO Series A of 2021 (AGM Insured)	4.00	12-1-2026	200,000	208,625
Oil City Venango County GO Series A of 2021 (AGM Insured)	4.00	12-1-2027	195,000	204,734
Oil City Venango County GO Series A of 2021 (AGM Insured)	4.00	12-1-2028	200,000	210,440
Peoria PA GO Series 2016B	5.00	1-1-2023	715,000	715,000
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	4,552,307
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	825,294
Scranton PA School District Series A	5.00	6-1-2023	835,000	840,713
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2023	615,000	619,458
				24,044,653
Health revenue: 1.63%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.36	11-15-2047	6,000,000	5,829,767
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	978,898
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	957,972
Berks County PA Municipal Authority Revenue Bonds Series 2020A	5.00	2-1-2023	1,300,000	1,296,647
Doylestown PA Hospital Authority Hospital Series A	5.00	7-1-2027	2,500,000	2,419,015
Geisinger Authority Health System Series B	5.00	4-1-2043	10,000,000	10,555,533
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,061,175
Southcentral Pennsylvania General Authority Wellspan Health Obligation Group	5.00	6-1-2027	2,085,000	2,141,744
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	1,935,000	2,053,765
				27,294,516
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.92%
Pennsylvania Housing Finance Agency Limited Norris Homes Phase V	1.40%	1-1-2043	$10,000,000	$ 10,000,000
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	7,000,000	6,804,694
Pennsylvania Housing Finance Agency Single Family Mortgage AMT Series 128A	4.75	4-1-2033	4,575,000	4,610,468
Pennsylvania Housing Finance Agency Single Family Series 125A	2.38	10-1-2025	10,250,000	9,959,069
Pennsylvania Housing Finance Agency Single Family Series 137	5.00	10-1-2024	265,000	273,851
Pennsylvania Housing Finance Agency Single Family Series 137	5.00	10-1-2025	220,000	231,380
Pennsylvania Housing Finance Agency Single Family Series 137	5.00	4-1-2026	240,000	253,937
				32,133,399
Miscellaneous revenue: 0.72%
Pennsylvania EDFA Revenue Bonds Series 2015	5.00	6-30-2024	4,500,000	4,568,569
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	498,052
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	620,175
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,716,467
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00	2-1-2026	2,000,000	2,110,549
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	375,000	381,859
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,165,501
				12,061,172
Resource recovery revenue: 0.60%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A	3.60	6-1-2044	10,000,000	10,000,000
Tax revenue: 0.09%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2026	500,000	518,357
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2027	500,000	521,300
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2028	500,000	522,674
				1,562,331
Transportation revenue: 0.28%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	545,140
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	566,781
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	4.36	12-1-2023	2,880,000	2,880,185
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2025	300,000	319,549
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2026	350,000	379,586
				4,691,241
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00%	6-1-2026	$ 850,000	$ 914,305
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	328,767
				1,243,072
				153,075,297
Rhode Island: 0.07%
Education revenue: 0.07%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,189,939
South Carolina: 0.34%
Utilities revenue: 0.34%
Piedmont SC Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,580,000	4,778,274
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	425,705
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	451,861
				5,655,840
Tennessee: 3.84%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Tennessee Airport AMT Improvement Series B	5.00	7-1-2027	675,000	716,477
Metropolitan Nashville Airport Authority Tennessee Airport AMT Improvement Series B	5.00	7-1-2028	1,000,000	1,068,978
Metropolitan Nashville Airport Authority Tennessee Airport AMT Improvement Series B	5.00	7-1-2029	2,675,000	2,872,472
				4,657,927
Health revenue: 0.51%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,613,359
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,019,394
Tender Option Bond Trust Receipts/Certificate Series 2015-XF1023 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	3.70	1-1-2045	5,910,000	5,910,000
				8,542,753
Housing revenue: 0.47%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,000,000	7,843,072
Utilities revenue: 2.58%
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2025	600,000	639,966
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	652,811
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2027	450,000	498,535
Tennergy Corporation Gas Revenue Series A	5.50	12-1-2028	1,000,000	1,060,078
Tennergy Corporation Gas Revenue Series A	5.50	12-1-2029	2,000,000	2,128,133
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$ 7,500,000	$ 7,444,966
Tennessee Energy Acquisition Corporation Gas Project Series 2017A	4.00	5-1-2048	30,840,000	30,889,893
				43,314,382
				64,358,134
Texas: 9.81%
Airport revenue: 1.15%
Austin TX Airport System Revenue Refunding Bonds Series 2019	5.00	11-15-2025	1,500,000	1,565,778
Dallas-Fort Worth TX International Airport Joint Revenue Refunding Bonds Series 2021B	5.00	11-1-2026	2,850,000	3,080,660
Dallas-Fort Worth TX International Airport Series A	5.00	11-1-2025	1,000,000	1,061,778
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,223,282
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,052,153
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,061,447
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,613,023
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,280,813
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2026	3,250,000	3,410,474
				19,349,408
Education revenue: 0.42%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2027	350,000	360,029
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2028	290,000	299,304
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,514,084
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,139,731
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2025	360,000	373,843
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2027	500,000	531,240
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2028	300,000	321,881
Odessa TX College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2028	400,000	422,456
				6,962,568
GO revenue: 2.88%
Andrews County Texas Hospital District Refunding Bond	5.00	3-15-2027	1,750,000	1,868,649
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	550,000	543,913
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	3,520,000	3,431,735
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,246,109
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Fort Bend TX Independent School District Various Refunding Series B øø	0.72%	8-1-2051	$ 1,290,000	$ 1,147,016
Hays Consolidated Independent School District Texas School Building Bonds Series 2018B	2.70	8-15-2042	4,395,000	4,389,006
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,044,443
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,625,867
North East Independent School District Texas Series 2019	2.20	8-1-2049	4,800,000	4,716,516
Northside Texas Independent School District School Building Bond	2.75	8-1-2048	20,305,000	20,171,970
Port Arthur TX Jefferson and Orange Counties Combination Tax and Revenue Certificates of Obligation Series 2021 (BAM Insured)	5.00	2-15-2028	365,000	400,030
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2026	290,000	308,436
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2027	310,000	334,979
				48,228,669
Health revenue: 0.90%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	4.23	12-1-2049	11,000,000	10,927,235
Tarrant County Cultural Education Facilities Finance Corporation Hospital Baylor Scott & White Health	5.00	11-15-2052	4,000,000	4,223,142
				15,150,377
Housing revenue: 1.13%
Dallas TX Housing Finance Corporation MFHR Estates at Shiloh	1.25	7-1-2037	7,000,000	6,921,842
Housing Synergy Public Facility Corporation Tax Revenue Bonds Series 2022 (Department of Housing and Urban Development Insured)	3.50	8-1-2025	4,000,000	3,991,298
Odessa TX Housing Finance Corporation MFHR Vera Odessa Apartments (FHA Insured) øø	0.35	9-1-2023	6,000,000	5,960,062
Travis County TX Housing Finance Corporation MFHR Airway Gateway Apartments	4.13	6-1-2045	2,000,000	2,013,363
				18,886,565
Industrial development revenue: 0.10%
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	1.88	1-1-2026	800,000	724,695
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.00	1-1-2027	525,000	460,458
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.13	1-1-2028	575,000	488,574
				1,673,727
Resource recovery revenue: 0.60%
Port Corpus Christi Solid Waste Disposal Revenue Bonds Series 2002A 144Aø	3.90	7-1-2029	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.29%
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00%	10-1-2025	$ 480,000	$ 501,606
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2026	510,000	539,252
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2027	845,000	901,378
Old Spanish Trail Almeda Corridors RDA Texas Refunding Bond Tax Increment Contract	5.00	9-1-2025	2,805,000	2,945,421
				4,887,657
Utilities revenue: 1.60%
Lower Colorado River Authority Refunding Bond	5.00	5-15-2027	2,000,000	2,162,531
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2027	1,385,000	1,508,797
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2028	2,285,000	2,527,227
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	11,500,000	10,927,736
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	4.21	9-15-2027	7,465,000	7,235,726
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2026	950,000	941,137
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2027	1,600,000	1,586,070
				26,889,224
Water & sewer revenue: 0.74%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,490,000	12,431,954
				164,460,149
Utah: 0.55%
Airport revenue: 0.53%
Salt Lake City UT International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,300,000	1,349,083
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,172,921
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,048,328
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,386,839
				8,957,171
Miscellaneous revenue: 0.02%
Utah Infrastructure Agency Telecommunications Bond	3.00	10-15-2026	310,000	295,805
				9,252,976
Vermont: 0.03%
Education revenue: 0.03%
Vermont Educational & Health Buildings Financing Agency Saint Michael's College Project	5.00	10-1-2026	575,000	575,226
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 1.58%
Education revenue: 0.05%
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00%	6-1-2026	$ 300,000	$ 307,895
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2027	275,000	283,438
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2028	300,000	310,261
				901,594
Tax revenue: 0.09%
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	967,411
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	166,876
Marquis VA CDA CCAB Series 2015 144Aøø	0.00	9-1-2045	680,000	303,258
				1,437,545
Transportation revenue: 0.94%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	14,115,000	14,243,953
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,511,158
				15,755,111
Utilities revenue: 0.50%
York County EDA PCR Virginia Electric & Power Company Project Series A	1.90	5-1-2033	8,500,000	8,404,807
				26,499,057
Washington: 2.71%
GO revenue: 0.16%
Washington Refunding Bond	5.00	6-1-2025	1,000,000	1,055,832
Washington Refunding Bond	5.00	6-1-2026	1,570,000	1,691,965
				2,747,797
Health revenue: 0.70%
Washington HCFR Authority CommonSpirit Health Series 2019B-3	5.00	8-1-2049	4,000,000	4,176,857
Washington Health Care Facilities Authority Commonspirit Health Series 2019B-2	5.00	8-1-2049	2,430,000	2,501,937
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,534,791
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2025	275,000	288,978
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2026	285,000	303,099
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,250,000	1,120,146
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	875,123
				11,800,931
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.10%
Housing Authority of the County of King Workforce Housing Preservation Pooled Refunding Revenue Bonds 2021	4.00%	10-1-2027	$ 300,000	$ 312,200
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	520,344
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	772,392
				1,604,936
Miscellaneous revenue: 0.07%
FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,089,803
Tax revenue: 0.13%
Central Puget Sound Washington Regional Transit Authority Sales & Use Tax Refunding & Improvement Green Bonds Series S-1	5.00	11-1-2036	2,110,000	2,246,869
Utilities revenue: 1.55%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	3.91	5-1-2045	2,750,000	2,696,468
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	4.15	11-1-2046	23,190,000	23,201,660
				25,898,128
				45,388,464
West Virginia: 0.12%
GO revenue: 0.12%
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	995,092
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	980,755
				1,975,847
Wisconsin: 3.79%
Health revenue: 2.89%
Entrance Fee Principal PFA Searstone Project Series B-2 144A	2.25	6-1-2027	1,845,000	1,647,114
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,038,649
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,450,000	1,501,024
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	4.31	8-15-2054	4,200,000	4,201,235
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	11,180,000	11,570,362
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,037,271
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,115,282
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,063,966
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	19,119,928
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00	9-15-2026	795,000	779,966
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00%	9-15-2028	$ 860,000	$ 827,670
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2027	140,000	135,847
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2028	195,000	187,199
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	153,396
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	240,876
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	346,538
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2027	200,000	211,407
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2028	225,000	239,847
				48,417,577
Miscellaneous revenue: 0.63%
PMA Levy and Aid Anticipation Notes Program Wisconsin Note Participation Series A	4.00	9-27-2023	3,000,000	3,015,515
PMA Levy and Aid Anticipation Notes Program Wisconsin Note Participation Series B	4.00	9-27-2023	3,500,000	3,518,100
Wisconsin Refunding Bond Series A	5.00	5-1-2023	4,015,000	4,041,935
				10,575,550
Utilities revenue: 0.18%
PFA PCR Duke Energy Progress Project Series 2022A	3.30	10-1-2046	3,000,000	3,005,717
Water & sewer revenue: 0.09%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,600,000	1,502,532
				63,501,376
Total Municipal obligations (Cost $1,721,143,754)				1,667,609,960

		Yield	Shares
Short-term investments: 0.14%
Investment companies: 0.14%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		3.56	2,320,578	2,321,042
Total Short-term investments (Cost $2,321,042)				2,321,042
Total investments in securities (Cost $1,723,464,796)	99.59%			1,669,931,002
Other assets and liabilities, net	0.41			6,836,134
Total net assets	100.00%			$1,676,767,136

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

42  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$4,264,311	$373,396,380	$(375,331,846)	$(7,704)	$(99)	$2,321,042	2,320,578	$173,410
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  43

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,721,143,754)	$ 1,667,609,960
Investments in affiliated securities, at value (cost $2,321,042)	2,321,042
Cash	30,961
Receivable for interest	16,722,425
Receivable for Fund shares sold	3,827,200
Receivable for investments sold	2,285,182
Total assets	1,692,796,770
Liabilities
Payable for Fund shares redeemed	10,613,701
Payable for investments purchased	3,682,128
Dividends payable	550,105
Management fee payable	441,066
Administration fees payable	148,967
Distribution fee payable	3,402
Trustees’ fees and expenses payable	991
Accrued expenses and other liabilities	589,274
Total liabilities	16,029,634
Total net assets	$1,676,767,136
Net assets consist of
Paid-in capital	$ 1,790,740,835
Total distributable loss	(113,973,699)
Total net assets	$1,676,767,136
Computation of net asset value and offering price per share
Net assets – Class A	$ 438,622,030
Shares outstanding – Class A1	46,248,403
Net asset value per share – Class A	$9.48
Maximum offering price per share – Class A2	$9.67
Net assets – Class C	$ 5,450,346
Shares outstanding – Class C1	574,690
Net asset value per share – Class C	$9.48
Net assets – Class R6	$ 206,232,819
Shares outstanding – Class R6[1]	21,703,823
Net asset value per share – Class R6	$9.50
Net assets – Administrator Class	$ 5,678,571
Shares outstanding – Administrator Class[1]	598,849
Net asset value per share – Administrator Class	$9.48
Net assets – Institutional Class	$ 1,020,783,370
Shares outstanding – Institutional Class[1]	107,433,549
Net asset value per share – Institutional Class	$9.50
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Short-Term Municipal Bond Fund

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 20,941,141
Income from affiliated securities	173,410
Total investment income	21,114,551
Expenses
Management fee	3,268,209
Administration fees
Class A	397,166
Class C	3,848
Class R6	40,861
Administrator Class	2,799
Institutional Class	461,413
Shareholder servicing fees
Class A	618,709
Class C	6,006
Administrator Class	6,895
Distribution fee
Class C	18,019
Custody and accounting fees	17,849
Professional fees	37,452
Registration fees	39,974
Shareholder report expenses	206
Trustees’ fees and expenses	11,159
Other fees and expenses	11,379
Total expenses	4,941,944
Less: Fee waivers and/or expense reimbursements
Fund-level	(301,161)
Class A	(243,558)
Class C	(2,360)
Administrator Class	(1,923)
Net expenses	4,392,942
Net investment income	16,721,609
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(487,058)
Affiliated securities	(7,704)
Net realized losses on investments	(494,762)
Net change in unrealized gains (losses) on
Unaffiliated securities	(11,540,330)
Affiliated securities	(99)
Net change in unrealized gains (losses) on investments	(11,540,429)
Net realized and unrealized gains (losses) on investments	(12,035,191)
Net increase in net assets resulting from operations	$ 4,686,418
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  45

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 16,721,609		$ 29,640,200
Net realized losses on investments		(494,762)		(6,806,537)
Net change in unrealized gains (losses) on investments		(11,540,429)		(94,969,202)
Net increase (decrease) in net assets resulting from operations		4,686,418		(72,135,539)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,874,698)		(6,448,479)
Class C		(19,564)		(16,609)
Class R6		(2,482,775)		(5,926,588)
Administrator Class		(44,453)		(101,255)
Institutional Class		(10,337,103)		(17,109,887)
Total distributions to shareholders		(16,758,593)		(29,602,818)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,624,572	24,931,107	5,411,821	53,085,084
Class C	206,655	1,956,489	93,167	892,311
Class R6	3,125,214	29,721,128	22,206,656	219,388,068
Administrator Class	99,922	939,471	16,337	160,666
Institutional Class	32,938,713	312,442,573	60,814,199	595,839,440
		369,990,768		869,365,569
Reinvestment of distributions
Class A	386,247	3,657,318	634,297	6,198,439
Class C	1,988	18,818	1,676	16,314
Class R6	116,868	1,109,911	248,231	2,427,229
Administrator Class	3,960	37,515	9,270	90,839
Institutional Class	968,253	9,188,481	1,635,626	16,004,191
		14,012,043		24,737,012
Payment for shares redeemed
Class A	(11,530,612)	(109,258,211)	(20,151,656)	(197,188,295)
Class C	(164,022)	(1,549,824)	(264,125)	(2,599,228)
Class R6	(17,739,673)	(169,085,963)	(30,322,260)	(296,291,525)
Administrator Class	(173,045)	(1,653,287)	(653,324)	(6,439,085)
Institutional Class	(47,313,043)	(448,879,616)	(81,039,965)	(790,136,658)
		(730,426,901)		(1,292,654,791)
Net decrease in net assets resulting from capital share transactions		(346,424,090)		(398,552,210)
Total decrease in net assets		(358,496,265)		(500,290,567)
Net assets
Beginning of period		2,035,263,401		2,535,553,968
End of period		$1,676,767,136		$ 2,035,263,401
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.54	$9.95	$9.92	$9.92	$9.83	$9.85
Net investment income	0.08	0.10	0.12	0.15	0.15	0.13
Net realized and unrealized gains (losses) on investments	(0.06)	(0.41)	0.03	(0.01)	0.10	(0.02)
Total from investment operations	0.02	(0.31)	0.15	0.14	0.25	0.11
Distributions to shareholders from
Net investment income	(0.08)	(0.10)	(0.12)	(0.14)	(0.16)	(0.13)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00) [1]	0.00
Total distributions to shareholders	(0.08)	(0.10)	(0.12)	(0.14)	(0.16)	(0.13)
Net asset value, end of period	$9.48	$9.54	$9.95	$9.92	$9.92	$9.83
Total return[2]	0.16%	(3.09)%	1.52%	1.47%	2.57%	1.15%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.77%	0.76%	0.76%	0.77%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	1.56%	1.05%	1.20%	1.52%	1.59%	1.34%
Supplemental data
Portfolio turnover rate	9%	28%	20%	35%	33%	31%
Net assets, end of period (000s omitted)	$438,622	$522,582	$685,618	$743,254	$991,514	$1,209,079

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  47

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.54	$9.95	$9.92	$9.92	$9.83	$9.85
Net investment income	0.04	0.03	0.05	0.08	0.08	0.06
Net realized and unrealized gains (losses) on investments	(0.06)	(0.41)	0.03	(0.01)	0.10	(0.02)
Total from investment operations	(0.02)	(0.38)	0.08	0.07	0.18	0.04
Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.05)	(0.07)	(0.09)	(0.06)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00) [1]	0.00
Total distributions to shareholders	(0.04)	(0.03)	(0.05)	(0.07)	(0.09)	(0.06)
Net asset value, end of period	$9.48	$9.54	$9.95	$9.92	$9.92	$9.83
Total return[2]	(0.22)%	(3.82)%	0.76%	0.71%	1.81%	0.40%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.50%	1.51%	1.52%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	0.81%	0.30%	0.45%	0.77%	0.84%	0.59%
Supplemental data
Portfolio turnover rate	9%	28%	20%	35%	33%	31%
Net assets, end of period (000s omitted)	$5,450	$5,058	$6,962	$16,870	$34,381	$48,101

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$9.56	$9.97	$9.94	$9.94	$9.86
Net investment income	0.09	0.13	0.15	0.18	0.17
Net realized and unrealized gains (losses) on investments	(0.06)	(0.41)	0.03	(0.01)	0.08
Total from investment operations	0.03	(0.28)	0.18	0.17	0.25
Distributions to shareholders from
Net investment income	(0.09)	(0.13)	(0.15)	(0.17)	(0.17)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.09)	(0.13)	(0.15)	(0.17)	(0.17)
Net asset value, end of period	$9.50	$9.56	$9.97	$9.94	$9.94
Total return[3]	0.30%	(2.82)%	1.80%	1.75%	2.60%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.38%	0.39%	0.38%	0.38%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.82%	1.33%	1.48%	1.80%	1.94%
Supplemental data
Portfolio turnover rate	9%	28%	20%	35%	33%
Net assets, end of period (000s omitted)	$206,233	$346,080	$439,530	$626,312	$787,524

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  49

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.54	$9.96	$9.92	$9.93	$9.84	$9.86
Net investment income	0.08	0.12	0.12 [1]	0.16	0.16	0.14
Net realized and unrealized gains (losses) on investments	(0.06)	(0.42)	0.04	(0.02)	0.09	(0.02)
Total from investment operations	0.02	(0.30)	0.16	0.14	0.25	0.12
Distributions to shareholders from
Net investment income	(0.08)	(0.12)	(0.12)	(0.15)	(0.16)	(0.14)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00) [2]	0.00
Total distributions to shareholders	(0.08)	(0.12)	(0.12)	(0.15)	(0.16)	(0.14)
Net asset value, end of period	$9.48	$9.54	$9.96	$9.92	$9.93	$9.84
Total return[3]	0.17%	(3.08)%	1.65%	1.39%	2.60%	1.18%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.71%	0.69%	0.70%	0.71%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.58%	1.07%	1.23%	1.55%	1.62%	1.36%
Supplemental data
Portfolio turnover rate	9%	28%	20%	35%	33%	31%
Net assets, end of period (000s omitted)	$5,679	$6,372	$12,906	$18,560	$35,517	$44,186

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.56	$9.97	$9.94	$9.94	$9.85	$9.87
Net investment income	0.09	0.13	0.14	0.17	0.18	0.16
Net realized and unrealized gains (losses) on investments	(0.06)	(0.41)	0.03	(0.00) [1]	0.09	(0.02)
Total from investment operations	0.03	(0.28)	0.17	0.17	0.27	0.14
Distributions to shareholders from
Net investment income	(0.09)	(0.13)	(0.14)	(0.17)	(0.18)	(0.16)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00) [2]	0.00
Total distributions to shareholders	(0.09)	(0.13)	(0.14)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$9.50	$9.56	$9.97	$9.94	$9.94	$9.85
Total return[3]	0.28%	(2.86)%	1.75%	1.70%	2.81%	1.39%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.44%	0.43%	0.43%	0.44%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.79%	1.29%	1.42%	1.74%	1.80%	1.58%
Supplemental data
Portfolio turnover rate	9%	28%	20%	35%	33%	31%
Net assets, end of period (000s omitted)	$1,020,783	$1,155,172	$1,390,537	$1,919,898	$2,159,113	$3,421,249

[1]	Amount is more than $(0.005)
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  51

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

52  |  Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $1,723,464,798 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,276,913
Gross unrealized losses	(54,810,709)
Net unrealized losses	$(53,533,796)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $9,327,297 in short-term capital losses and $51,153,537 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 1,667,609,960	$0	$ 1,667,609,960
Short-term investments
Investment companies	2,321,042	0	0	2,321,042
Total assets	$2,321,042	$1,667,609,960	$0	$1,669,931,002
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Short-Term Municipal Bond Fund  |  53

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:

54  |  Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.63%
Class C	1.38
Class R6	0.35
Administrator Class	0.60
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $331 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $38,185,000, $96,583,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $157,303,061 and $290,795,479, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the

Allspring Short-Term Municipal Bond Fund  |  55

Notes to financial statements (unaudited)
normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

56  |  Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Short-Term Municipal Bond Fund  |  57

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

58  |  Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Short-Term Municipal Bond Fund  |  59

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

60  |  Allspring Short-Term Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-ub2ksp39 02-23
SAR3330 12-22

Semi-Annual Report
December 31, 2022
Allspring
Strategic Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Strategic Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Strategic Municipal Bond Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Strategic Municipal Bond Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Strategic Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Strategic Municipal Bond Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from regular federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (VMPAX)	12-1-1994	-9.33	0.14	1.08	-5.51	0.95	1.49	0.79	0.79
Class C (DHICX)	8-18-1997	-7.20	0.20	0.88	-6.20	0.20	0.88	1.54	1.54
Class R6 (VMPRX)[3]	7-31-2018	–	–	–	-5.04	1.33	1.73	0.41	0.41
Administrator Class (VMPYX)	10-6-1997	–	–	–	-5.41	1.09	1.61	0.73	0.68
Institutional Class (STRIX)[4]	11-30-2012	–	–	–	-5.20	1.31	1.82	0.46	0.46
Bloomberg Short-Intermediate Municipal Bond Index[5]	–	–	–	–	-4.51	1.30	1.54	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.42% for Class R6, 0.68% for Administrator Class, and 0.47% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[5]	The Bloomberg Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

6  |  Allspring Strategic Municipal Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax. Any capital gains distributions may be taxable.

Allspring Strategic Municipal Bond Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Strategic Municipal Bond Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.38	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$ 997.63	$7.75	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.83	1.54%
Class R6
Actual	$1,000.00	$1,004.46	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%
Administrator Class
Actual	$1,000.00	$1,001.96	$3.43	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class
Actual	$1,000.00	$1,003.04	$2.37	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring Strategic Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.95%
Alabama: 2.47%
Housing revenue: 0.47%
Alabama HFA MFHR South Oak Residences Series A	1.25%	12-1-2025	$10,000,000	$ 9,537,131
Industrial development revenue: 0.17%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,536,300
Utilities revenue: 1.83%
Black Belt Energy Gas District Alabama Gas Project #6 Series B	4.00	10-1-2052	6,500,000	6,422,449
Black Belt Energy Gas District Alabama Gas Project Series C-1	5.25	2-1-2053	7,800,000	8,130,881
Black Belt Energy Gas District Gas Supply Project #3 Series A	4.00	12-1-2048	2,000,000	2,001,847
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	8,591,526
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	12,150,000	12,107,419
				37,254,122
				50,327,553
Alaska: 0.42%
Health revenue: 0.28%
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,555,361
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,655,386
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,418,062
				5,628,809
Utilities revenue: 0.14%
Alaska IDA & Export Power Refunding Bonds Snettisham Hydroelectric Project	5.00	1-1-2023	2,835,000	2,835,000
				8,463,809
Arizona: 2.02%
Education revenue: 0.72%
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Stimulus Plan for Economic and Education Development Series C	5.00	8-1-2023	1,000,000	1,011,521
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Stimulus Plan for Economic and Education Development Series C	5.00	8-1-2025	600,000	635,162
Arizona IDA Education Revenue Agribusiness & Equine Center Incorporated Project Series 2017B 144Aøø	4.00	3-1-2027	995,000	954,757
Arizona IDA Education Revenue Jerome Facility Project Series B	4.00	7-1-2034	230,000	218,790
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2029	160,000	165,905
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2030	190,000	196,594
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00%	7-1-2031	$ 200,000	$ 206,660
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2032	210,000	216,517
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2033	220,000	226,208
Arizona IDA Education Revenue Leman Academy of Excellence Incorporated Parker Colorado Campus Project Series A 144A	4.50	7-1-2029	765,000	728,518
Pima County AZ IDA American Leadership Academy Project 144A	4.60	6-15-2025	605,000	603,740
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2026	2,585,000	2,524,761
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2028	2,785,000	2,671,511
Pima County AZ IDA Education Revenue Refunding Bonds American Leadership Project 144A	4.00	6-15-2024	2,140,000	2,120,995
Pima County AZ IDA Education Revenue Refunding Bonds Facility Edkey Charter 144A	3.50	7-1-2025	1,985,000	1,919,484
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	215,000	216,906
				14,618,029
Health revenue: 0.27%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,120,000
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,420,000	3,144,917
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2023	215,000	213,068
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2024	220,000	215,761
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2025	270,000	261,914
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2026	245,000	234,963
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2027	350,000	330,257
				5,520,880
Industrial development revenue: 0.58%
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	11,645,000	11,830,656
Miscellaneous revenue: 0.45%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,354,604
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,219,349
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,311,431
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,092,743
Navajo Nation Series A 144A	5.00	12-1-2025	4,110,000	4,205,505
				9,183,632
				41,153,197
Arkansas: 0.09%
Tax revenue: 0.09%
Bentonville AR Sales & Use Tax Refunding and Improvement Bonds Series 2021B	1.05	11-1-2046	1,550,000	1,507,966
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00%	12-1-2029	$ 230,000	$ 243,061
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2030	125,000	131,607
				1,882,634
California: 2.46%
Airport revenue: 0.01%
Port of Oakland AMT Series H	5.00	5-1-2024	225,000	231,405
Education revenue: 0.53%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	525,000	512,603
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	244,519
The Regents of the University of California Series 2013AI	5.00	5-15-2033	10,000,000	10,064,172
				10,821,294
Health revenue: 0.88%
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2026	415,000	420,144
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2027	400,000	404,825
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series A 144A	5.00	11-15-2036	1,000,000	904,945
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B-2 144A	2.38	11-15-2028	1,000,000	916,770
California Statewide CDA Health Facilities Dignity Health Series D (AGM Insured) €	3.25	7-1-2041	7,700,000	7,700,000
California Statewide CDA Health Facilities Dignity Health Series E (AGM Insured) €	3.90	7-1-2040	7,525,000	7,525,000
				17,871,684
Housing revenue: 0.18%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,428,579	1,379,222
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2024	500,000	511,044
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2025	400,000	415,643
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2026	400,000	421,436
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2027	500,000	532,829
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2028	400,000	430,842
				3,691,016
Miscellaneous revenue: 0.03%
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2024	310,000	312,658
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2026	350,000	358,668
				671,326
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.07%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00%	10-1-2026	$ 1,250,000	$ 1,319,848
Transportation revenue: 0.76%
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	4.11	4-1-2056	2,000,000	1,969,447
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	3.96	4-1-2056	14,000,000	13,607,248
				15,576,695
				50,183,268
Colorado: 0.59%
Airport revenue: 0.26%
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	5,000,000	5,431,669
Education revenue: 0.03%
Colorado ECFA Charter School New Summit Charter Academy 144A	4.00	7-1-2031	310,000	283,722
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	325,000	331,748
				615,470
GO revenue: 0.17%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00	12-1-2029	499,000	462,406
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,049,409
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	647,821
Peak Metropolitan District #1 Colorado Limited Tax Series A 144A	4.00	12-1-2035	500,000	416,976
Sterling Ranch Community Authority Board Colorado Supported Revenue Refunding Bonds and Improvement Limited Tax District #2 Series A	3.38	12-1-2030	416,000	359,909
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	459,756
				3,396,277
Miscellaneous revenue: 0.08%
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity Bond	4.00	12-31-2024	1,610,000	1,625,301
Tax revenue: 0.01%
Pueblo CO Urban Renewal Authority Evraz Project Series B 144A¤	0.00	12-1-2025	200,000	168,652
Transportation revenue: 0.04%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	800,000	803,506
				12,040,875
Connecticut: 2.04%
Education revenue: 0.27%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	585,063
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut HEFA University of Hartford Project Series N	5.00%	7-1-2027	$ 430,000	$ 438,491
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	541,363
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,421,289
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	511,552
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	418,820
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	989,974
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	135,981
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	535,293
				5,577,826
GO revenue: 0.31%
Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,300,394
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,544,354
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,763,782
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,658,862
				6,267,392
Health revenue: 0.41%
Connecticut HEFA Revenue Hartford Healthcare Series B-2	5.00	7-1-2053	7,800,000	8,281,299
Connecticut HEFA Revenue McLean Affiliates Incorporated Series B-2 144A	2.75	1-1-2026	115,000	114,985
				8,396,284
Tax revenue: 1.05%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	17,125,000	18,075,958
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,348,032
				21,423,990
				41,665,492
Delaware: 0.05%
Education revenue: 0.05%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	945,000	970,022
District of Columbia: 0.59%
Airport revenue: 0.31%
Metropolitan Washington Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,000,000	6,262,060
Education revenue: 0.09%
District of Columbia Revenue Two Rivers Public Charter School Incorporated	3.00	6-1-2030	1,100,000	1,011,641
District of Columbia Revenue Two Rivers Public Charter School Incorporated	4.00	6-1-2030	1,000,000	951,781
				1,963,422
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.19%
District of Columbia Water & Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75%	10-1-2054	$ 4,000,000	$ 3,865,964
				12,091,446
Florida: 3.96%
Airport revenue: 0.89%
Broward County FL Port Facilities Revenue Refunding Bonds Series C	5.00	9-1-2027	2,330,000	2,559,764
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2029	11,000,000	11,234,358
Miami-Dade County FL Aviation Refunding Bonds AMT Series 2014	5.00	10-1-2030	1,325,000	1,353,093
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,413,788
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,531,178
				18,092,181
Education revenue: 0.53%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	875,000	849,680
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2019A 144A	4.00	6-15-2029	2,150,000	1,991,206
Capital Trust Agency Educational Facilities Renaissance Imagine School at Land O' Lakes 144A	3.00	12-15-2029	370,000	334,307
Florida Development Finance Corporation Educational Facilities Revenue IPS Florida LLC - IDEA Florida Incorporated Jacksonville IV Project 144A	5.25	6-15-2029	2,200,000	2,128,721
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated Projects Series C 144A	4.00	9-15-2030	470,000	429,808
Florida State HEFAR Florida Institute of Technology	5.00	10-1-2027	650,000	678,897
Florida State HEFAR Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,103,599
Florida State HEFAR Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,056,592
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	400,000	398,079
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2029	420,000	420,179
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2030	870,000	867,207
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2031	660,000	654,253
				10,912,528
Health revenue: 0.09%
Florida Development Finance Corporation Senior Living Revenue Mayflower Retirement Community 144A	1.75	6-1-2026	510,000	457,303
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2029	225,000	208,179
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2030	200,000	183,187
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2031	205,000	185,656
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2036	1,000,000	840,483
				1,874,808
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.74%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25%	5-1-2024	$ 4,000,000	$ 3,970,327
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	4.06	11-1-2058	9,930,000	9,930,000
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,198,238
				15,098,565
Industrial development revenue: 0.19%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	793,863
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	1,500,000	1,132,070
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	5-1-2029	2,000,000	1,858,005
				3,783,938
Miscellaneous revenue: 0.16%
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2024	1,000,000	985,498
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2025	350,000	340,925
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	885,000	887,920
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	250,000	243,346
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	810,000	817,814
				3,275,503
Resource recovery revenue: 0.23%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.25	8-1-2029	5,000,000	4,649,372
Transportation revenue: 0.07%
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	977,185
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	467,160
				1,444,345
Water & sewer revenue: 1.06%
Charlotte County FL IDA 144A	4.00	10-1-2041	1,250,000	999,528
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2029	1,055,000	1,193,749
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2030	1,760,000	2,018,776
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2031	1,980,000	2,294,153
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00%	10-1-2032	$ 2,080,000	$ 2,398,121
Tohopekaliga Water Authority Florida Utility System 144A	5.00	10-1-2025	12,000,000	12,750,919
				21,655,246
				80,786,486
Georgia: 6.57%
Health revenue: 0.15%
Fulton County GA Residential Care Facilities Elderly Authority Revenue Entrance Fee Canterbury Court 144A	2.25	10-1-2028	3,665,000	2,999,277
Industrial development revenue: 0.22%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	3.63	1-1-2031	2,000,000	1,743,647
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2036	1,750,000	1,599,804
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,500,000	1,192,489
				4,535,940
Transportation revenue: 0.06%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	1,300,000	1,229,589
Utilities revenue: 6.14%
Appling County Development Authority Oglethorpe Power Corporation Hatch Project	1.50	1-1-2038	2,500,000	2,362,249
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.80	9-1-2029	1,000,000	892,248
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,950,000	4,940,275
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	2,975,142
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	14,949,703
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,381,799
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,491,610
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2023	625,000	626,790
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2024	350,000	357,932
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2025	400,000	415,640
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2026	600,000	634,002
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2027	700,000	749,874
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2028	850,000	921,634
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2029	1,000,000	1,098,838
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2030	1,100,000	1,223,890
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2031	1,000,000	1,111,870
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2032	1,000,000	1,105,867
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,000,000	2,964,846
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2029	4,500,000	4,405,901
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00%	8-1-2052	$28,000,000	$ 26,325,078
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	10,000,306
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	6-1-2029	1,630,000	1,691,961
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,235,000	10,090,456
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	5-1-2052	7,265,000	7,094,974
Main Street Natural Gas Incorporated Georgia Gas Project Series C	5.00	6-1-2028	2,500,000	2,590,392
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,639,167
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	3.51	4-1-2048	4,700,000	4,679,130
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,073,487
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2028	1,035,000	1,112,278
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2030	350,000	392,250
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,242,902
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	318,858
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	429,866
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	432,524
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,069,920
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	974,565
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,222,287
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,364,824
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,240,320
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,114,737
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,505,819
				125,216,211
				133,981,017
Guam: 0.21%
Airport revenue: 0.03%
Guam International Airport Authority Revenue Series A %%	5.25	10-1-2029	700,000	713,631
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.10%
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	3.63%	2-1-2025	$ 750,000	$ 727,992
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	4.25	2-1-2030	1,355,000	1,316,233
				2,044,225
Tax revenue: 0.08%
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2030	750,000	797,518
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2031	750,000	801,957
				1,599,475
				4,357,331
Hawaii: 0.39%
Health revenue: 0.39%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	4.11	7-1-2039	7,880,000	7,880,000
Illinois: 17.04%
Airport revenue: 2.66%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	3,929,825
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,091,183
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,925,000	5,974,913
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	4.00	1-1-2029	10,955,000	10,955,537
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,129,247
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,350,000
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,667,387
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,690,000
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,820,000	11,089,207
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	2,450,000	2,521,387
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2031	530,000	575,023
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2032	400,000	436,309
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2033	400,000	435,087
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2034	325,000	352,133
				54,197,238
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.91%
Illinois Finance Authority Charter School Revenue Series A 144A	4.00%	7-1-2031	$ 1,735,000	$ 1,454,315
Illinois Finance Authority Charter School Revenue Series A 144A	5.00	7-1-2041	4,475,000	3,562,509
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series C	5.00	8-1-2028	1,860,000	1,935,860
Southern Illinois University Board of Trustees Housing & Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2028	725,000	745,672
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	729,805
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	869,986
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	623,496
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	546,430
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	5,000,000	5,006,703
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	5.00	4-1-2026	3,000,000	3,010,712
				18,485,488
GO revenue: 7.37%
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,056,988
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,381,970
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2031	2,500,000	2,561,679
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2033	5,300,000	5,403,770
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2034	1,500,000	1,518,578
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,058,544
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	14,800,000	14,242,583
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	7,720,000	6,612,823
Chicago IL Chicago Works Series A %%	5.25	1-1-2036	1,500,000	1,564,307
Chicago IL Park District GO Limited Series A	5.00	1-1-2023	800,000	800,000
Chicago IL Park District GO Limited Series A	5.00	1-1-2024	550,000	559,376
Chicago IL Park District GO Limited Series A	5.00	1-1-2025	625,000	642,604
Chicago IL Park District GO Limited Series C	5.00	1-1-2023	1,000,000	1,000,000
Chicago IL Park District GO Limited Series C	5.00	1-1-2024	410,000	416,989
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,175,000
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,313,885
Chicago IL Refunding Bonds Project Series 2003B	5.13	1-1-2027	1,700,000	1,731,658
Chicago IL Refunding Bonds Project Series 2003B	5.50	1-1-2032	1,145,000	1,169,420
Chicago IL Refunding Bonds Project Series 2015C	5.00	1-1-2023	765,000	765,000
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,038,452
Chicago IL Series A	5.00	1-1-2027	8,000,000	8,278,689
Chicago IL Series A	5.00	1-1-2028	6,125,000	6,379,233
Chicago IL Series C	5.00	1-1-2026	970,000	996,246
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	1,735,000	1,735,000
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	2,705,515
Cook County IL Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,164,470
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,186,381
Cook County IL School District #227 Rich Township Refunding Bonds	3.00	12-1-2024	965,000	966,107
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00%	12-1-2026	$ 3,030,000	$ 3,263,954
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,222,686
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,535,183
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,037,618
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,057,394
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,229,148
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,348,111
Cook County IL Series A	5.00	11-15-2033	3,850,000	4,276,312
Decatur IL Macon County GO Refunding Bonds	5.00	3-1-2024	1,405,000	1,410,080
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	441,118
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,273,455
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,728,719
Illinois Refunding Bonds Series A	5.00	10-1-2026	3,000,000	3,091,016
Illinois Series 2016	5.00	11-1-2025	5,000,000	5,125,315
Illinois Series A	5.00	4-1-2023	3,500,000	3,511,349
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,578,461
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,037,664
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,679,676
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,461,176
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,046,685
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	995,900
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,187,554
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,041,614
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	13,463,186
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,695,000	7,869,998
				150,338,639
Health revenue: 0.29%
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,031,939
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	5.00	8-1-2038	1,520,000	1,566,817
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	411,165
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing	4.00%	10-15-2025	$ 295,000	$ 287,636
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing	4.00	10-15-2028	670,000	629,619
				5,927,176
Housing revenue: 0.11%
Illinois Housing Development Authority Homeowner Mortgage Series 2016C	2.90	8-1-2031	1,000,000	931,689
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2027	350,000	373,352
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2029	650,000	703,123
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2030	325,000	352,561
				2,360,725
Miscellaneous revenue: 1.35%
Chicago IL Board of Education Dedicated Revenue Series C	5.00	12-1-2034	1,945,000	1,964,962
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2019B	5.00	12-1-2026	2,000,000	2,048,029
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2019B	5.00	12-1-2027	1,625,000	1,660,154
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.29	12-1-2030	350,000	305,391
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.38	12-1-2031	375,000	324,025
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.45	12-1-2032	300,000	257,254
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.20	12-1-2029	325,000	286,081
Illinois (AGM Insured)	5.00	7-1-2023	4,875,000	4,908,412
Illinois Refunding Bonds	5.00	2-1-2026	2,000,000	2,053,189
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,014,179
Illinois Series A	5.00	11-1-2023	8,955,000	9,047,909
Illinois Series A	5.00	12-1-2035	650,000	653,621
				27,523,206
Tax revenue: 3.92%
Chicago IL Motor Fuel Tax Refunding Bonds	5.00	1-1-2023	2,400,000	2,400,000
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,081,246
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2029	675,000	755,810
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	4,043,376
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,509,010
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	10,310,999
Illinois Regional Transportation Authority Series B	2.75	6-1-2025	5,110,000	5,110,000
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2025	9,025,000	9,078,191
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2024	515,000	532,167
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2025	8,365,000	8,808,210
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported	5.00	6-15-2023	3,220,000	3,234,425
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported	5.00	6-15-2024	4,135,000	4,188,421
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00%	6-15-2028	$ 1,500,000	$ 1,575,425
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,591,180
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,116,547
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	3,439,388
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,533,276
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,014,417
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	1,750,000	1,327,834
Metropolitan Pier & Exposition Authority CAB Prerefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	20,000	19,398
Metropolitan Pier & Exposition Authority CAB Unrefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	1,105,000	1,067,180
Sales Tax Securitization Corporation Second Lien Series 2020A	5.00	1-1-2028	5,000,000	5,366,195
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,078,661
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2027	1,000,000	1,065,942
St. Charles, Kane & DuPage Counties IL	4.00	1-1-2023	855,000	855,000
St. Charles, Kane & DuPage Counties IL	4.00	1-1-2024	885,000	874,310
St. Charles, Kane & DuPage Counties IL	4.00	1-1-2025	925,000	901,019
				79,877,627
Water & sewer revenue: 0.43%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,327,317
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	2,666,854
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,808,782
				8,802,953
				347,513,052
Indiana: 2.11%
Education revenue: 0.01%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Kipp Indianapolis Incorporated Project Series A	4.00	7-1-2030	210,000	196,886
Industrial development revenue: 0.53%
Illinois Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Project Series 2013A	5.00	7-1-2044	5,550,000	5,591,467
Indiana Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Partners LLC Project Series A-P3	5.00	7-1-2048	5,215,000	5,253,964
				10,845,431
Miscellaneous revenue: 1.07%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	656,079
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00%	7-15-2027	$ 630,000	$ 543,185
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,253,985
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	7,307,717
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	7,039,806
				21,800,772
Utilities revenue: 0.50%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolis Land Power and Light Company Project Series A øø	0.75	12-1-2038	3,000,000	2,602,436
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	6,000,000	5,790,881
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012B	3.00	11-1-2030	2,000,000	1,768,761
				10,162,078
				43,005,167
Iowa: 0.91%
Education revenue: 0.13%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,349,832
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,283,018
				2,632,850
GO revenue: 0.45%
Coralville IA Taxable-Annual Appropriation Series 2018B	4.40	5-1-2023	410,000	408,102
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,694,554
				9,102,656
Utilities revenue: 0.25%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	4,975,000	5,093,696
Water & sewer revenue: 0.08%
Xenia IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,758,404
				18,587,606
Kansas: 0.47%
Health revenue: 0.05%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,094,502
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.42%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00%	12-1-2028	$ 325,000	$ 298,881
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	23,570,000	8,219,863
				8,518,744
				9,613,246
Kentucky: 3.27%
Education revenue: 0.16%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	1,585,000	1,563,081
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2029	570,000	548,850
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2030	590,000	563,004
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2031	615,000	582,412
				3,257,347
Health revenue: 0.33%
Kentucky EDFA Health System Revenue Norton Healthcare Incorporate Series B (NPFGC Insured) ¤	0.00	10-1-2026	3,000,000	2,620,782
Kentucky EDFA Healthcare Facilities Rosedale Green Project	5.00	11-15-2025	945,000	918,712
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,149,438
				6,688,932
Industrial development revenue: 0.12%
Boone County KY Poll Control Duke Energy Kentucky Incorporated Series A	3.70	8-1-2027	2,500,000	2,462,721
Miscellaneous revenue: 0.05%
Kentucky State University Certificate of Participation (BAM Insured)	3.00	11-1-2032	320,000	304,656
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2033	130,000	137,724
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2034	130,000	136,697
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2029	200,000	225,400
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2030	175,000	200,050
				1,004,527
Utilities revenue: 2.61%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,755,000	3,720,343
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	14,617,478
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,775,000	4,730,929
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	14,960,000	14,662,794
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35%	11-1-2027	$ 2,000,000	$ 1,755,229
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001A	0.63	9-1-2026	3,250,000	2,900,721
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001B	1.35	11-1-2027	6,200,000	5,527,807
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A	1.30	9-1-2044	6,250,000	5,272,859
				53,188,160
				66,601,687
Louisiana: 1.41%
Airport revenue: 0.22%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,036,053
New Orleans LA Aviation Board Gulf Opportunity Zone Customer Facility Charges Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,352,474
New Orleans LA Aviation Board Gulf Opportunity Zone Customer Facility Charges Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,160,189
				4,548,716
Industrial development revenue: 0.69%
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project Series 2017A-3	2.20	6-1-2037	7,000,000	6,442,454
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project Series 2017B-2	2.38	6-1-2037	8,330,000	7,700,291
				14,142,745
Miscellaneous revenue: 0.15%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144Aøø	4.00	11-1-2044	1,380,000	1,059,021
Louisiana State GO Series A	5.00	2-1-2027	2,000,000	2,040,566
				3,099,587
Water & sewer revenue: 0.35%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	3,500,000	3,006,014
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	249,765
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	475,300
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	538,206
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	372,479
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	648,707
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2028	400,000	438,316
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New Orleans LA Sewage Service Revenue Series B	5.00%	6-1-2029	$ 600,000	$ 663,604
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2030	600,000	668,783
				7,061,174
				28,852,222
Maine: 0.13%
Health revenue: 0.13%
Maine Health & Higher Educational Facilities Authority Series C	5.00	7-1-2039	1,865,000	1,943,479
Maine HEFA	5.00	7-1-2027	180,000	197,407
Maine HEFA	5.00	7-1-2027	570,000	611,884
				2,752,770
Maryland: 1.82%
Education revenue: 0.10%
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2029	300,000	319,782
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2031	350,000	376,691
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2033	425,000	452,597
Prince George's County MD Chesapeake Lighthouse Charter School Project Series A	5.00	8-1-2026	1,005,000	997,832
				2,146,902
Health revenue: 0.09%
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2026	495,000	511,927
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2027	430,000	448,522
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2028	300,000	315,078
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2029	290,000	306,170
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2030	285,000	302,164
				1,883,861
Housing revenue: 1.03%
Maryland CDA Department of Housing & Community Multifamily Development Overlook Manor Townhouses Series C	3.00	4-1-2024	4,600,000	4,537,977
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,652,165
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,000,000	5,802,893
				20,993,035
Tax revenue: 0.46%
Maryland Department of Transportation Consolidated 3rd Issue	4.00	12-15-2027	9,260,000	9,374,995
Transportation revenue: 0.14%
Maryland Economic Development Corporation Private Activity Green Bond Purple Line Light Rail Transit Partners LLC Series A-P3	5.00	11-12-2028	2,750,000	2,814,486
				37,213,279
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 2.77%
Airport revenue: 0.44%
Massachusetts Port Authority Revenue AMT Series E	5.00%	7-1-2031	$ 1,000,000	$ 1,102,485
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2032	1,500,000	1,646,949
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2033	3,000,000	3,281,087
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2034	2,615,000	2,837,120
				8,867,641
Education revenue: 0.38%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	215,000	213,209
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	494,615
Massachusetts Development Finance Agency Lasell University Issue	4.00	7-1-2029	340,000	321,348
Massachusetts Development Finance Agency Lasell University Issue	4.00	7-1-2030	355,000	331,776
Massachusetts Development Finance Agency Lasell University Issue	4.00	7-1-2031	370,000	341,748
Massachusetts Development Finance Agency Sabis International Charter School	5.00	4-15-2025	630,000	636,245
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2026	1,000,000	1,048,793
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2027	1,500,000	1,591,530
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2028	1,250,000	1,332,375
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2029	1,400,000	1,498,348
				7,809,987
Health revenue: 0.97%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	310,000	309,286
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	4.16	7-1-2038	14,870,000	14,865,606
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	155,124
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	166,504
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	183,035
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	314,974
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	336,866
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2031	350,000	359,253
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	407,035
Massachusetts Development Finance Authority Revenue Bonds Series 2019-T1 (SIFMA Municipal Swap +0.60%) 144A±	4.26	7-1-2049	2,650,000	2,612,450
				19,710,133
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.98%
Massachusetts Water Pollution Abatement Trust Revolving Fund Series 17A	5.00%	2-1-2031	$10,000,000	$ 10,013,955
Massachusetts Water Pollution Abatement Trust Revolving Fund Series 17A	5.00	2-1-2032	10,000,000	10,013,955
				20,027,910
				56,415,671
Michigan: 2.03%
Airport revenue: 0.20%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series 2015F	5.00	12-1-2030	4,000,000	4,138,778
Education revenue: 0.25%
Lake Superior State University Board of Trustees (AGM Insured)	4.00	11-15-2029	1,220,000	1,271,813
Lake Superior State University Board of Trustees (AGM Insured)	4.00	11-15-2030	405,000	425,381
Lake Superior State University Board of Trustees (AGM Insured)	4.00	11-15-2031	400,000	418,413
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2026	840,000	846,078
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2027	585,000	589,199
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2028	535,000	538,823
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2029	590,000	594,439
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2030	400,000	402,882
Michigan Finance Authority Limited Obligation Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	90,000	88,562
				5,175,590
GO revenue: 0.10%
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,038,402
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,026,829
				2,065,231
Health revenue: 0.07%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88	5-15-2026	1,520,000	1,424,710
Industrial development revenue: 0.10%
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	1,929,747
Miscellaneous revenue: 0.62%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,493,011
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50%	10-1-2029	$ 5,685,000	$ 5,698,635
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	965,347
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,672,544
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	710,000	710,133
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,005,000	1,005,659
				12,545,329
Tax revenue: 0.15%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,030,537
Water & sewer revenue: 0.54%
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,081,312
Michigan Financial Authority Local Government Loan Program Series D-1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,017,675
Michigan Financial Authority Local Government Loan Program Series D-6 (NPFGC Insured)	5.00	7-1-2023	3,670,000	3,702,434
Michigan Financial Authority Local Government Loan Program Series D-6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,191,501
				10,992,922
				41,302,844
Minnesota: 1.32%
Education revenue: 0.58%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	259,323
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	768,942
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2024	545,000	559,464
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,103,122
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2029	660,000	707,796
Ramsey MN Charter School PACT Project Series 2022A	5.00	6-1-2032	6,500,000	6,333,208
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	815,000	816,464
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2031	690,000	630,624
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2041	850,000	672,109
				11,851,052
Health revenue: 0.26%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,455,000	5,360,119
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.48%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds (U.S. SOFR +1.00%)(Royal Bank of Canada LIQ) ±	3.88%	12-1-2052	$10,000,000	$ 9,645,309
				26,856,480
Mississippi: 0.54%
GO revenue: 0.18%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2029	620,000	640,555
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2030	565,000	582,957
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2031	400,000	411,089
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2032	435,000	442,606
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2024	355,000	365,933
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2025	255,000	267,766
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2026	225,000	240,440
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2027	385,000	418,047
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2028	315,000	347,295
				3,716,688
Health revenue: 0.36%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Corporation Series A-1	5.00	9-1-2044	3,000,000	3,107,171
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series II	5.00	10-1-2040	3,930,000	4,111,934
				7,219,105
				10,935,793
Missouri: 3.19%
Education revenue: 0.40%
Missouri State HEFAR University Health Science	5.00	10-1-2026	925,000	976,388
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,040,052
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,102,358
Missouri State HEFAR Webster University Project	5.00	4-1-2023	1,050,000	1,051,236
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	2,837,664
Missouri State HEFAR Webster University Project	5.00	4-1-2025	600,000	606,288
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	506,977
				8,120,963
Health revenue: 1.24%
Missouri HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	18,000,000	19,671,984
Missouri HEFAR St. Lukes Health System Incorporated	5.00	11-15-2030	5,425,000	5,719,928
				25,391,912
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.42%
Missouri Southern State University Auxiliary Enterprise Revenue System	3.00%	10-1-2026	$ 720,000	$ 677,921
Missouri Southern State University Auxiliary Enterprise Revenue System	4.00	10-1-2031	1,000,000	907,302
Port Authority of Kansas City MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured)	1.50	5-1-2024	7,000,000	6,950,302
				8,535,525
Miscellaneous revenue: 0.90%
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,172,357
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,127,781
Missouri Public Utilities Commission Interim Construction Notes	0.75	8-1-2023	10,000,000	9,804,751
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,010,237
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,014,771
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,129,392
				18,259,289
Tax revenue: 0.10%
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	744,051
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.63	10-1-2033	345,000	342,806
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	880,000	857,021
				1,943,878
Water & sewer revenue: 0.13%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	805,000
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	845,037
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	761,476
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	304,723
				2,716,236
				64,967,803
Nebraska: 0.56%
Airport revenue: 0.04%
Lincoln NE Airport Authority	5.00	7-1-2029	835,000	903,145
Education revenue: 0.11%
Douglas County NE Educational Facilities Creighton University (SIFMA Municipal Swap +0.53%) ±	4.19	7-1-2035	2,230,000	2,195,397
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.41%
Central Plains Energy Nebraska Gas Project #3	5.00%	9-1-2025	$ 3,290,000	$ 3,381,693
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	3,891,243
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,045,942
				8,318,878
				11,417,420
Nevada: 0.12%
Miscellaneous revenue: 0.10%
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2024	150,000	144,465
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2025	180,000	168,558
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2026	225,000	204,543
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.25	6-1-2027	250,000	222,637
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2028	250,000	218,828
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2029	200,000	169,901
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.63	6-1-2030	300,000	251,183
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2031	225,000	185,929
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2033	515,000	408,462
				1,974,506
Tax revenue: 0.02%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bonds Sales Tax Anticipation Notes 144A	2.50	6-15-2024	455,000	441,269
				2,415,775
New Hampshire: 0.11%
Housing revenue: 0.11%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,394,719	2,321,968
New Jersey: 4.35%
Airport revenue: 0.40%
New Jersey EDA Refunding Bonds Port Newark Container Terminal LLC Project	5.00	10-1-2025	2,750,000	2,805,524
New Jersey EDA Refunding Bonds Port Newark Container Terminal LLC Project	5.00	10-1-2026	2,130,000	2,183,847
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2027	1,000,000	1,039,695
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2028	500,000	523,975
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,665,000
				8,218,041
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.89%
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00%	7-1-2036	$ 425,000	$ 422,130
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2037	150,000	146,905
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2038	200,000	193,726
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2032	225,000	253,872
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2034	225,000	252,430
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2030	1,000,000	1,101,954
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2031	500,000	550,631
New Jersey EDA School Facilities Construction Refunding Bonds Series I (SIFMA Municipal Swap +1.25%) ±	4.91	9-1-2025	4,500,000	4,501,208
New Jersey EDA School Facilities Construction Refunding Bonds Series I (SIFMA Municipal Swap +1.60%) ±	5.26	3-1-2028	10,000,000	9,998,172
Newark NJ Higher Educational Finance Corporation Charter Schools Incorporated Series 2015A 144A	4.63	8-15-2025	730,000	737,896
				18,158,924
GO revenue: 0.31%
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2027	400,000	419,312
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2029	400,000	424,598
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2031	350,000	367,550
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2033	300,000	312,367
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2034	260,000	269,083
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	2,000,000	2,134,407
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2029	340,000	376,013
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2030	325,000	363,712
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2031	400,000	452,078
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2032	430,000	484,317
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2033	520,000	583,774
				6,187,211
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	275,000	238,468
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.73%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13%	7-1-2029	$ 5,620,000	$ 5,511,399
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.38	7-1-2030	9,705,000	9,378,805
				14,890,204
Tax revenue: 0.35%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,496,670
New Jersey TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,625,162
				7,121,832
Transportation revenue: 1.34%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2026	12,000,000	10,384,954
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,045,430
New Jersey TTFA Transportation Program Series 2013AA	5.00	6-15-2023	4,740,000	4,773,853
New Jersey TTFA Transportation System Series 2010D	5.00	12-15-2023	6,960,000	7,069,934
New Jersey TTFA Transportation System Series 2019A	5.00	12-15-2025	1,000,000	1,050,995
South Jersey Transportation Authority Transportation System Revenue Series A (BAM Insured)	5.00	11-1-2036	500,000	532,303
South Jersey Transportation Authority Transportation System Revenue Series A (BAM Insured)	5.00	11-1-2037	500,000	528,954
				27,386,423
Water & sewer revenue: 0.32%
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT American Water Company Incorporated Project Series A	2.20	10-1-2039	5,500,000	4,727,203
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT American Water Company Incorporated Project Series D	1.10	11-1-2029	2,075,000	1,819,086
				6,546,289
				88,747,392
New Mexico: 0.83%
Industrial development revenue: 0.41%
Farmington NM PCR Bonds Corners Project Series 4	1.80	4-1-2029	10,000,000	8,370,183
Tax revenue: 0.08%
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts 144A	3.75	5-1-2028	867,000	806,070
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts 144A	4.00	5-1-2033	1,035,000	894,326
				1,700,396
Utilities revenue: 0.34%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	6,660,000	6,826,029
				16,896,608
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 7.27%
Airport revenue: 1.04%
New York Transportation Development Corporation Special Facility AMT John F Kennedy International Airport Terminal 4 Project	5.00%	12-1-2032	$ 5,500,000	$ 5,883,830
Port Authority of New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	506,400
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	13,880,000	14,847,970
				21,238,200
Education revenue: 0.94%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A 144A	3.88	4-15-2023	200,000	199,727
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	4.00	6-1-2031	650,000	589,530
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2036	525,000	503,186
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	400,000	370,894
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	391,908
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds Evergreen Charter School Project Series A	5.00	6-15-2032	7,115,000	7,363,990
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	2,415,000	2,101,499
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.76	2-1-2027	970,000	939,951
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,867,416
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,503,588
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	180,000	174,424
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2030	625,000	678,308
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2037	200,000	211,593
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2042	275,000	284,862
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured)	2.25	10-1-2029	1,080,000	995,721
				19,176,597
GO revenue: 0.24%
Poughkeepsie City NY Refunding Bonds Public Improvement	4.00	4-15-2029	245,000	252,007
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00%	6-1-2024	$ 340,000	$ 346,517
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2025	235,000	243,272
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2031	600,000	625,605
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,000,000	3,353,094
				4,820,495
Health revenue: 0.77%
Huntington NY Local Development Corporation Revenue Gurwin Independent Housing Incorporated	3.00	7-1-2025	180,000	173,087
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	3.73	7-1-2048	4,925,000	4,925,000
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,446,210
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,392,993
New York Dormitory Authority Revenues Non-State Supported Debt Northwell Health Obligated Group Series B-3	5.00	5-1-2048	6,000,000	6,285,573
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,442,404
				15,665,267
Housing revenue: 0.57%
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series J-2 øø	1.10	11-1-2061	2,500,000	2,227,699
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series K-2 øø	1.00	11-1-2061	500,000	452,171
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.40	4-1-2023	480,000	476,412
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.55	10-1-2023	760,000	743,532
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.65	4-1-2024	710,000	685,637
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.75	10-1-2024	825,000	787,460
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.88	4-1-2025	1,705,000	1,609,829
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.00	10-1-2025	2,415,000	2,261,558
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.05	4-1-2026	1,275,000	1,181,832
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.15	10-1-2026	1,335,000	1,227,862
				11,653,992
Industrial development revenue: 1.21%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	2,000,000	1,789,695
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	2.50	10-31-2031	750,000	610,801
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	4.00%	10-31-2034	$ 500,000	$ 478,203
New York Transportation Development Corporation Special Facility AMT American Airlines Incorporated John F Kennedy International Airport Project	2.25	8-1-2026	1,625,000	1,500,453
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	11,179,803
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	9,250,000	9,199,663
				24,758,618
Miscellaneous revenue: 0.54%
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2025	1,250,000	1,297,662
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2030	1,750,000	1,953,618
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.70	11-15-2030	4,000,000	3,220,003
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.10	11-15-2032	5,000,000	4,085,434
Western Regional Off-Track Betting Corporation 144A	3.00	12-1-2026	550,000	494,493
				11,051,210
Resource recovery revenue: 0.09%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporated Project	2.75	9-1-2050	2,000,000	1,883,394
Tax revenue: 0.35%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	7,900,000	7,084,421
Transportation revenue: 1.22%
New York Metropolitan Transportation Authority Subordinated Bond Series 2002G-1F (U.S. SOFR +0.43%) ±	3.31	11-1-2026	990,000	967,637
New York Metropolitan Transportation Authority Subordinated Bond Series A-1	5.00	11-15-2048	800,000	814,957
New York Metropolitan Transportation Authority Subordinated Bond Series C-1	5.00	11-15-2024	3,535,000	3,627,958
New York Metropolitan Transportation Authority Various Refunding Bonds Transportation Subordinated Series G-3 (SIFMA Municipal Swap +0.43%) ±	4.09	11-1-2031	20,000,000	19,460,100
				24,870,652
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.30%
Long Island Power Authority Electric System General Revenue Bonds Series B øø	0.85%	9-1-2050	$ 3,000,000	$ 2,795,906
Long Island Power Authority Electric System General Revenue Bonds Series B øø	1.50	9-1-2051	3,500,000	3,251,929
				6,047,835
				148,250,681
North Carolina: 0.35%
Education revenue: 0.07%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2028	450,000	479,386
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2029	550,000	589,848
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2030	450,000	485,023
				1,554,257
Health revenue: 0.24%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	2,000,000	1,883,622
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2029	275,000	256,270
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2030	285,000	261,076
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2031	290,000	261,163
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2036	900,000	747,146
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes Series B-1	2.55	9-1-2026	1,575,000	1,446,890
				4,856,167
Industrial development revenue: 0.04%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	817,920
				7,228,344
North Dakota: 0.97%
GO revenue: 0.53%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,005,262
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,187,949
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,263,603
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,339,064
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
McKenzie County ND Public School District #1 School Building Series A	5.00%	8-1-2029	$ 1,290,000	$ 1,406,258
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,476,646
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,545,567
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,618,686
				10,843,035
Health revenue: 0.32%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2029	1,650,000	1,781,408
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2030	1,600,000	1,742,708
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2032	2,805,000	3,021,225
				6,545,341
Miscellaneous revenue: 0.12%
Cass County ND Joint Water Resources District Refunding Bond Temporary Improvement Series A	0.48	5-1-2024	2,500,000	2,376,324
				19,764,700
Ohio: 2.09%
Airport revenue: 0.11%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,152,284
Education revenue: 0.03%
Allen County OH Port Authority Economic Development Revenue Refunding Bonds University of Northwestern Ohio Project Series A	4.00	12-1-2031	710,000	697,160
Health revenue: 0.27%
Hamilton County OH Hospital Facilities Revenue UC Health Obligated Group	5.00	9-15-2027	615,000	657,613
Hamilton County OH Hospital Facilities Revenue UC Health Obligated Group	5.00	9-15-2028	650,000	700,110
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,224,593
				5,582,316
Resource recovery revenue: 0.23%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	4,736,605
Tax revenue: 0.33%
Akron OH Income Tax Revenue	4.00	12-1-2029	4,515,000	4,833,578
Akron OH Income Tax Revenue	4.00	12-1-2030	1,830,000	1,944,009
				6,777,587
Utilities revenue: 0.82%
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2031	1,700,000	1,938,671
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00%	8-1-2049	$ 6,355,000	$ 6,462,818
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2009C	1.50	2-1-2026	2,000,000	1,843,452
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	7,000,000	6,417,156
				16,662,097
Water & sewer revenue: 0.30%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,041,926
				42,649,975
Oklahoma: 0.79%
Education revenue: 0.24%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	939,007
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	994,655
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,401,980
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2028	715,000	734,043
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	777,530
				4,847,215
Miscellaneous revenue: 0.34%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	359,846
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	378,914
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,578,729
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	914,209
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	892,901
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	1,916,804
				7,041,403
Tax revenue: 0.21%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,210,023
				16,098,641
Oregon: 0.89%
Airport revenue: 0.05%
Port of Portland OR Portland International Airport AMT Series 28	5.00	7-1-2024	1,125,000	1,151,195
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.84%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West	5.00%	3-1-2040	$ 9,500,000	$ 9,565,734
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,900,000	1,658,036
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2025	400,000	416,617
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2026	125,000	132,034
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2027	300,000	318,263
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	1,750,000	1,820,089
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2036	1,220,000	1,064,460
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2046	1,540,000	1,222,505
YamHill County OR Hospital Authority Friendsview Series B-2	2.13	11-15-2027	1,000,000	883,158
				17,080,896
				18,232,091
Pennsylvania: 4.99%
Airport revenue: 0.49%
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2029	4,000,000	4,273,630
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2030	3,000,000	3,233,752
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2031	2,250,000	2,445,991
				9,953,373
Education revenue: 0.69%
Chester County PA IDA Avon Grove Charter School Project 144A	5.00	10-15-2032	3,025,000	2,960,698
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,260,000	1,243,715
Lehigh County General Purpose Authority Charter School Lehigh Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,157,478
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,558,283
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	600,000	640,504
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2030	800,000	860,056
Philadelphia PA IDA Charter School Project Series 2016A	4.50	8-1-2026	1,830,000	1,843,460
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,200,000	1,208,013
Philadelphia PA IDA Independence Charter School West Project	4.00	6-15-2029	350,000	329,062
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	140,000	141,638
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2029	245,000	267,734
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2030	395,000	436,582
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00%	5-1-2031	$ 485,000	$ 541,482
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.86	6-15-2039	935,000	935,000
				14,123,705
GO revenue: 1.18%
Allegheny County PA Penn Hills Schools District (BAM Insured)	5.00	11-15-2023	1,025,000	1,041,265
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	810,762
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,036,193
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,031,985
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,052,551
Laurel Highlands PA School District (BAM Insured)	3.00	2-1-2030	675,000	669,364
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2027	980,000	1,017,272
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,197,594
Philadelphia PA School District Series 2019A	5.00	9-1-2030	2,500,000	2,765,066
Philadelphia PA School District Series 2019A	5.00	9-1-2031	2,500,000	2,760,627
Scranton PA 144A	5.00	9-1-2023	1,355,000	1,357,476
Scranton PA School District Series A	5.00	6-1-2024	750,000	769,262
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	683,005
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	743,367
				23,935,789
Health revenue: 0.73%
Berks County PA Municipal Authority Tower Health Project Series B-1	5.00	2-1-2040	6,000,000	5,647,663
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2026	1,350,000	1,389,012
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2028	1,500,000	1,549,816
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2031	1,120,000	1,147,310
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2032	955,000	966,994
Bucks County PA IDA Hospital St. Luke's University Health Network Project	4.00	8-15-2031	750,000	765,717
Bucks County PA IDA Hospital St. Luke's University Health Network Project	4.00	8-15-2032	1,390,000	1,406,506
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2031	430,000	393,550
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2037	345,000	295,008
Westmoreland County PA IDA Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,258,474
				14,820,050
Housing revenue: 0.42%
East Hempfield Township PA Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	790,000	814,906
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25%	2-1-2025	$ 7,000,000	$ 6,804,694
Pennsylvania Housing Finance Agency Single Family Mortgage AMT Series 128A	4.75	4-1-2033	1,010,000	1,017,830
				8,637,430
Miscellaneous revenue: 0.25%
Delaware Valley Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	1,974,287
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	149,723
Pennsylvania EDFA Tax-Exempt Private Activity Bond AMT The PennDot Major Bridges Package One Project Series P-3	5.00	6-30-2032	2,770,000	2,976,191
				5,100,201
Resource recovery revenue: 0.63%
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series 2019A	1.75	8-1-2038	13,500,000	12,896,078
Tax revenue: 0.11%
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2029	500,000	523,443
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2030	500,000	522,861
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2031	550,000	575,395
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2032	600,000	627,183
				2,248,882
Transportation revenue: 0.15%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	598,336
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	618,995
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	428,923
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	445,511
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	459,672
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	479,136
				3,030,573
Water & sewer revenue: 0.34%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	2,929,257
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	4.31	9-1-2040	4,000,000	3,996,016
				6,925,273
				101,671,354
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.20%
Water & sewer revenue: 0.20%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00%	7-1-2023	$ 4,000,000	$ 3,982,121
Rhode Island: 0.14%
GO revenue: 0.09%
Providence RI Refunding Bonds Series A	5.00	1-15-2023	425,000	425,187
Providence RI Refunding Bonds Series A	5.00	1-15-2024	400,000	406,658
Providence RI Refunding Bonds Series A	5.00	1-15-2025	450,000	466,966
Providence RI Refunding Bonds Series A	5.00	1-15-2026	450,000	474,940
				1,773,751
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,031
Miscellaneous revenue: 0.05%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,006,676
				2,795,458
South Carolina: 0.26%
Education revenue: 0.01%
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	5.75	11-1-2023	145,000	148,150
Miscellaneous revenue: 0.02%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	391,756
Resource recovery revenue: 0.08%
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond 144A†	5.25	2-1-2027	3,310,000	1,324,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond †	8.00	12-6-2029	260,000	212,053
				1,536,053
Utilities revenue: 0.15%
South Carolina Public Service Authority Revenue Refunding Bonds & Improvement Series A	5.00	12-1-2031	2,850,000	3,125,373
				5,201,332
South Dakota: 0.38%
Health revenue: 0.38%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	7,848,327
Tennessee: 1.46%
Housing revenue: 0.38%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,000,000	7,843,072
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  45

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.08%
Tennergy Corporation Tennessee Gas Supply Series A	4.00%	12-1-2051	$ 1,190,000	$ 1,162,980
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	5,000,000	5,289,449
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,210,000	2,193,783
Tennessee Energy Acquisition Corporation Gas Project Series 2006B	5.63	9-1-2026	925,000	968,124
Tennessee Energy Acquisition Corporation Gas Project Series 2017A	4.00	5-1-2048	12,390,000	12,410,045
				22,024,381
				29,867,453
Texas: 6.32%
Airport revenue: 0.56%
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	4,000,000	4,151,692
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2023	690,000	698,593
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2024	725,000	750,379
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2027	835,000	909,809
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2028	880,000	971,976
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2029	920,000	1,031,319
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2030	970,000	1,102,756
Houston TX Airport System Revenue Refunding Bonds AMT United Airlines Incorporated Terminal E Project Series A	5.00	7-1-2027	1,750,000	1,775,272
				11,391,796
Education revenue: 1.66%
Alamo TX Community College District Various Financing System	1.70	11-1-2042	320,000	308,852
Arlington TX Higher Education Finance Corporation BASIS Texas Charter Schools Incorporated 144A	4.50	6-15-2056	1,500,000	1,433,507
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2030	305,000	316,960
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2031	315,000	328,077
Arlington TX Higher Education Finance Corporation Harmony Public Schools Series A	4.00	2-15-2029	300,000	310,370
Arlington TX Higher Education Finance Corporation Legacy Traditional Schools Texas Project Series A	4.00	2-15-2031	1,240,000	1,103,021
Arlington TX Higher Education Finance Corporation Legacy Traditional Schools Texas Project Series A 144A	5.00	2-15-2032	500,000	476,039
Arlington TX Higher Education Finance Corporation Series A	4.00	8-15-2029	80,000	74,596
Arlington TX Higher Education Finance Corporation Series A	4.00	8-15-2030	85,000	78,348
Arlington TX Higher Education Finance Corporation Series A	4.00	8-15-2031	80,000	72,775
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2023	155,000	155,671
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arlington TX Higher Education Finance Corporation Series A	5.00%	8-15-2024	$ 195,000	$ 196,613
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2025	205,000	206,837
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2026	200,000	201,566
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2027	205,000	206,247
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2028	75,000	75,105
Austin TX Community College District Series A	4.00	2-1-2023	320,000	320,235
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2029	315,000	340,914
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2030	385,000	419,337
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2031	435,000	475,231
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2032	515,000	563,375
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	2,150,000	2,177,843
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	5,400,000	5,389,891
Clifton TX Higher Education Finance Corporation Uplift Education Series 2015A	4.00	12-1-2025	1,500,000	1,485,913
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	6,604,561
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project	5.00	3-1-2028	1,635,000	1,706,325
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project	5.00	3-1-2029	1,015,000	1,063,812
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project	5.00	3-1-2030	2,040,000	2,144,422
New Hope TX Cultural Education Facilities Finance Corporation Education Cumberland Academy Incorporated Series 2020A 144A	4.00	8-15-2030	1,735,000	1,613,663
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2029	650,000	692,858
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2030	870,000	933,837
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2031	220,000	237,660
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2032	460,000	492,944
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2033	710,000	756,469
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2034	500,000	528,018
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2035	290,000	303,398
				33,795,290
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  47

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.26%
Brazosporight TX Independent School District School Building Series A	4.00%	2-15-2029	$ 2,355,000	$ 2,454,488
Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	2,870,000	2,746,360
Fort Bend TX Independent School District Various Refunding Series B øø	0.72	8-1-2051	1,290,000	1,147,016
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,038,089
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,678,692
Leander TX Independent School District CAB Series 2014C ¤	0.00	8-15-2035	2,975,000	1,636,108
Northside Texas Independent School District School Building Bond	2.75	8-1-2048	11,275,000	11,201,131
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	1,831,857
				25,733,741
Health revenue: 0.27%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A øø	0.90	5-15-2050	1,500,000	1,389,829
New Hope TX Cultural Education Facilities Finance Corporation Hospital Children's Health System of Texas Obligated Group Series 2017A	5.00	8-15-2026	2,000,000	2,144,205
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,566,152
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	450,000	429,209
				5,529,395
Housing revenue: 0.16%
New Hope TX Cultural Education Facilities Finance Corporation Collegiate Housing Tarleton State University Project Series 2015A	5.00	4-1-2025	480,000	502,292
New Hope TX Cultural Education Facilities Finance Corporation Stephenville LLC Tarleton State University Project Series 2013A	5.38	4-1-2028	1,845,000	1,854,898
Travis County TX Housing Finance Corporation MFHR Airway Gateway Apartments	4.13	6-1-2045	1,000,000	1,006,682
				3,363,872
Industrial development revenue: 0.26%
Brazoria County TX Industrial Development Corporation Solid Waste Disposal Facilities Aleon Renewable Metals LLC 144A	10.00	6-1-2042	3,000,000	2,939,328
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.50	1-1-2030	800,000	648,001
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.63	1-1-2031	800,000	634,952
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.75	1-1-2036	1,500,000	1,064,433
				5,286,714
Miscellaneous revenue: 0.44%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project	5.00	5-15-2028	1,845,000	1,890,474
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Texas Transportation Commission Highway Improvement	5.00%	4-1-2027	$ 3,010,000	$ 3,088,734
Wise County TX Parker County Junior College District Project	5.00	8-15-2025	505,000	522,213
Wise County TX Parker County Junior College District Project	5.00	8-15-2028	1,630,000	1,714,515
Wise County TX Parker County Junior College District Project	5.00	8-15-2031	680,000	722,993
Wise County TX Parker County Junior College District Project	5.00	8-15-2034	980,000	1,025,311
				8,964,240
Transportation revenue: 0.45%
Central Texas Regional Mobility Authority Revenue Senior Lien Series A	5.00	1-1-2023	500,000	500,000
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,051,938
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	5.00	8-15-2026	1,280,000	1,352,539
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2030	1,000,000	1,058,000
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2032	1,000,000	1,053,158
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2033	3,000,000	3,149,530
				9,165,165
Utilities revenue: 0.40%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2029	1,745,000	1,960,932
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2030	990,000	1,129,331
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	4,250,000	4,038,511
Texas Municipal Gas Acquisition & Supply Corporation	5.00	12-15-2024	1,100,000	1,118,321
				8,247,095
Water & sewer revenue: 0.86%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	17,505,195
				128,982,503
Utah: 0.51%
Airport revenue: 0.19%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,063,054
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	2,871,528
				3,934,582
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  49

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.07%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	3.25%	6-15-2031	$ 540,000	$ 478,614
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	915,000	879,661
				1,358,275
Miscellaneous revenue: 0.25%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2024	1,000,000	991,683
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2026	1,000,000	974,041
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2028	1,000,000	950,323
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2029	580,000	542,710
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2030	680,000	626,063
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,500,000	1,068,632
				5,153,452
				10,446,309
Vermont: 0.13%
Education revenue: 0.06%
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,209,586
Housing revenue: 0.07%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,505,000	1,498,503
				2,708,089
Virginia: 1.31%
Education revenue: 0.05%
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2029	330,000	342,073
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2030	350,000	363,451
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2031	300,000	311,759
				1,017,283
Health revenue: 0.03%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	603,047
Transportation revenue: 0.71%
Toll Road Investors Partnership II LP Series 1999B (National Public Finance Guaranty Insured) 144A¤	0.00	2-15-2029	10,000,000	6,357,901
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT	5.00	1-1-2032	3,225,000	3,441,745
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT	5.00%	7-1-2032	$ 2,800,000	$ 2,984,018
Virginia Small Business Financing Authority Senior Lien Elizabeth River Crossings OpCo LLC Project	4.00	7-1-2029	1,750,000	1,744,067
				14,527,731
Utilities revenue: 0.52%
Chesapeake VA EDA Pollution Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,202,403
Louisa VA IDA PCR Bonds Virginia Electric and Power Company Project Series 2008C	1.65	11-1-2035	2,000,000	1,920,403
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond Virginia Electric & Power Company Project Series A øø	0.75	10-1-2040	5,000,000	4,531,827
				10,654,633
				26,802,694
Washington: 2.26%
Airport revenue: 0.10%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	2,030,000	2,102,581
GO revenue: 0.20%
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,679,383
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2029	1,000,000	1,139,590
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,332,673
				4,151,646
Health revenue: 1.01%
Skagit County WA Public Hospital District Refunding Bonds and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,153,472
Washington HCFR Authority Catholic Health Initiatives Series 2013B-2 (SIFMA Municipal Swap +1.40%) ±	5.06	1-1-2035	11,000,000	11,047,909
Washington HCFR Authority CommonSpirit Health Series 2019B-3	5.00	8-1-2049	3,000,000	3,132,643
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,500,000	1,344,176
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	875,123
				20,553,323
Housing revenue: 0.71%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.00	10-1-2033	600,000	510,384
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.13	10-1-2036	2,000,000	1,598,335
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2029	225,000	237,480
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2030	200,000	209,099
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2031	290,000	303,970
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  51

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Seattle WA Housing Authority Northgate Plaza Project	1.00%	6-1-2026	$ 2,000,000	$ 1,819,381
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,211,988
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,747,665
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	1,853,992
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,016,869
				14,509,163
Tax revenue: 0.10%
Central Puget Sound Washington Regional Transit Authority Sales & Use Tax Refunding & Improvement Green Bonds Series S-1	5.00	11-1-2036	1,000,000	1,064,867
Central Puget Sound Washington Regional Transit Authority Sales & Use Tax Refunding & Improvement Green Bonds Series S-1	5.00	11-1-2050	810,000	862,542
				1,927,409
Utilities revenue: 0.14%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	3.91	5-1-2045	3,000,000	2,941,601
				46,185,723
West Virginia: 0.50%
Education revenue: 0.05%
West Virginia University Revenues Refunding Bonds West Virginia University Projects Series B	5.00	10-1-2041	1,000,000	1,098,615
Tax revenue: 0.16%
Monongalia County WV Commission Special District Excise Tax University Town Center Series A 144A	4.13	6-1-2043	900,000	781,213
Monongalia County WV Commission Special District Excise Tax University Town Center Series A 144A	4.50	6-1-2027	2,490,000	2,450,837
				3,232,050
Utilities revenue: 0.25%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bonds Wheeling Power Company Mitchell Project Series 2013A	3.00	6-1-2037	5,245,000	4,975,780
Water & sewer revenue: 0.04%
Parkersburg WV Waterworks & Sewerage System Series A (BAM Insured)	3.00	8-1-2024	400,000	400,287
Parkersburg WV Waterworks & Sewerage System Series A (BAM Insured)	3.00	8-1-2025	400,000	399,695
				799,982
				10,106,427
Wisconsin: 3.29%
Education revenue: 0.37%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	870,000	818,369
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	220,000	221,109
Pine Lake WI PFA Pine Lake Preparatory School 144A	4.35	3-1-2025	1,130,000	1,126,243
The accompanying notes are an integral part of these financial statements.

52  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	4.00%	7-15-2029	$ 650,000	$ 611,042
Wisconsin PFA Conference Center & Hotel Revenue Foundation of The University of North Carolina at Charlotte Incorporated Series A 144A	4.00	9-1-2036	1,000,000	885,627
Wisconsin PFA Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	905,000	838,625
Wisconsin PFA Education Revenue Triad Educational Services Incorporated	4.25	6-15-2027	480,000	477,895
Wisconsin PFA Education Revenue Triad Educational Services Incorporated	5.00	6-15-2032	725,000	753,083
Wisconsin PFA Educational Facility Revenue Estancia Valley Classical Academy Project Series A 144A	4.00	7-1-2031	1,150,000	1,003,582
Wisconsin PFA Revenue Refunding Bonds Roseman University of Health Sciences Project 144A	4.00	4-1-2032	900,000	827,707
				7,563,282
GO revenue: 1.04%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	1,868,455
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,025,417
Wisconsin Series B	5.00	5-1-2031	12,230,000	13,145,746
Wisconsin Series B	5.00	5-1-2034	5,000,000	5,228,644
				21,268,262
Health revenue: 0.55%
Entrance Fee Principal PFA Searstone Project Series B-2 144A	2.25	6-1-2027	1,840,000	1,642,650
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,220,257
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	647,277
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	363,725
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	452,722
Wisconsin HEFA St. John's Community Incorporated Project	4.00	9-15-2029	895,000	847,469
Wisconsin PFA Hospital Revenue Carson Valley Medical Center Series A	4.00	12-1-2031	700,000	663,914
Wisconsin PFA Revenue Providence St. Joseph Health Obligated Group Series C	4.00	10-1-2041	3,000,000	3,084,824
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	187,876
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	189,546
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	300,086
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	375,681
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	588,543
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	608,683
				11,173,253
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  53

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.31%
Wisconsin PFA Grand Hyatt San Antonio Hotel Acquisition Project Series 2022A	3.75%	2-1-2032	$ 850,000	$ 784,821
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	5,950,000	5,486,974
				6,271,795
Miscellaneous revenue: 0.16%
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,232,574
Tax revenue: 0.77%
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2028	260,000	212,070
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2029	390,000	305,554
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2030	550,000	413,265
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2029	1,050,000	811,496
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2031	1,350,000	951,601
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	12,926,754
				15,620,740
Water & sewer revenue: 0.09%
Wisconsin Clean Water Refunding Bonds	5.00	6-1-2023	310,000	312,526
Wisconsin Clean Water Refunding Bonds	5.00	6-1-2026	1,525,000	1,570,767
				1,883,293
				67,013,199
Total Municipal obligations (Cost $2,115,481,512)				2,018,035,334

		Yield	Shares
Short-term investments: 0.12%
Investment companies: 0.12%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		3.56	2,429,076	2,429,561
Total Short-term investments (Cost $2,429,561)				2,429,561
Total investments in securities (Cost $2,117,911,073)	99.07%			2,020,464,895
Other assets and liabilities, net	0.93			18,894,721
Total net assets	100.00%			$2,039,359,616

The accompanying notes are an integral part of these financial statements.

54  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBA	Small Business Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  55

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$63,253,150	$386,096,006	$(446,898,952)	$(18,520)	$(2,123)	$2,429,561	2,429,076	$376,780
The accompanying notes are an integral part of these financial statements.

56  |  Allspring Strategic Municipal Bond Fund

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,115,481,512)	$ 2,018,035,334
Investments in affiliated securities, at value (cost $2,429,561)	2,429,561
Cash	3,005,670
Cash due from broker	367,638
Receivable for interest	21,086,730
Receivable for Fund shares sold	11,061,301
Receivable for investments sold	1,212,986
Prepaid expenses and other assets	93,751
Total assets	2,057,292,971
Liabilities
Payable for Fund shares redeemed	13,760,275
Payable for when-issued transactions	2,304,711
Dividends payable	771,838
Management fee payable	686,752
Administration fees payable	185,071
Distribution fee payable	22,077
Trustees’ fees and expenses payable	7,118
Accrued expenses and other liabilities	195,513
Total liabilities	17,933,355
Total net assets	$2,039,359,616
Net assets consist of
Paid-in capital	$ 2,166,278,440
Total distributable loss	(126,918,824)
Total net assets	$2,039,359,616
Computation of net asset value and offering price per share
Net assets – Class A	$ 427,495,963
Shares outstanding – Class A1	49,629,732
Net asset value per share – Class A	$8.61
Maximum offering price per share – Class A2	$8.97
Net assets – Class C	$ 32,084,418
Shares outstanding – Class C1	3,711,997
Net asset value per share – Class C	$8.64
Net assets – Class R6	$ 7,004,268
Shares outstanding – Class R6[1]	812,945
Net asset value per share – Class R6	$8.62
Net assets – Administrator Class	$ 50,591,488
Shares outstanding – Administrator Class[1]	5,876,206
Net asset value per share – Administrator Class	$8.61
Net assets – Institutional Class	$ 1,522,183,479
Shares outstanding – Institutional Class[1]	176,763,513
Net asset value per share – Institutional Class	$8.61
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  57

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 30,304,558
Income from affiliated securities	376,780
Total investment income	30,681,338
Expenses
Management fee	4,222,097
Administration fees
Class A	388,749
Class C	29,238
Class R6	1,591
Administrator Class	31,973
Institutional Class	682,556
Shareholder servicing fees
Class A	606,430
Class C	45,493
Administrator Class	79,101
Distribution fee
Class C	136,478
Custody and accounting fees	58,573
Professional fees	39,869
Registration fees	65,052
Shareholder report expenses	41,942
Trustees’ fees and expenses	11,158
Other fees and expenses	26,503
Total expenses	6,466,803
Less: Fee waivers and/or expense reimbursements
Class A	(866)
Class C	(22)
Class R6	(24)
Administrator Class	(17,612)
Institutional Class	(1,844)
Net expenses	6,446,435
Net investment income	24,234,903
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(10,591,684)
Affiliated securities	(18,520)
Futures contracts	31,058
Net realized losses on investments	(10,579,146)
Net change in unrealized gains (losses) on
Unaffiliated securities	(9,816,832)
Affiliated securities	(2,123)
Futures contracts	56,590
Net change in unrealized gains (losses) on investments	(9,762,365)
Net realized and unrealized gains (losses) on investments	(20,341,511)
Net increase in net assets resulting from operations	$ 3,893,392
The accompanying notes are an integral part of these financial statements.

58  |  Allspring Strategic Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 24,234,903		$ 47,681,555
Net realized losses on investments		(10,579,146)		(10,033,222)
Net change in unrealized gains (losses) on investments		(9,762,365)		(200,621,301)
Net increase (decrease) in net assets resulting from operations		3,893,392		(162,972,968)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,543,249)		(8,226,378)
Class C		(204,828)		(312,087)
Class R6		(119,037)		(240,075)
Administrator Class		(630,438)		(1,512,513)
Institutional Class		(18,743,101)		(37,387,253)
Total distributions to shareholders		(24,240,653)		(47,678,306)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,343,555	46,073,057	10,739,692	98,440,532
Class C	382,474	3,287,413	636,058	5,888,091
Class R6	143,376	1,234,476	576,086	5,291,077
Administrator Class	501,620	4,292,033	3,043,843	28,151,678
Institutional Class	55,014,224	474,023,317	105,486,944	953,288,175
		528,910,296		1,091,059,553
Reinvestment of distributions
Class A	465,411	4,001,068	813,995	7,373,477
Class C	22,058	190,223	31,998	289,895
Class R6	9,384	80,708	16,150	146,388
Administrator Class	69,699	599,660	162,068	1,469,491
Institutional Class	1,855,878	15,958,669	3,602,410	32,646,734
		20,830,328		41,925,985
Payment for shares redeemed
Class A	(14,770,124)	(127,004,352)	(19,694,585)	(177,517,874)
Class C	(1,250,127)	(10,823,723)	(2,145,684)	(19,520,756)
Class R6	(607,907)	(5,215,918)	(1,210,075)	(11,157,810)
Administrator Class	(3,549,813)	(30,609,644)	(6,280,931)	(56,916,202)
Institutional Class	(88,283,205)	(758,980,234)	(143,530,875)	(1,284,623,827)
		(932,633,871)		(1,549,736,469)
Net decrease in net assets resulting from capital share transactions		(382,893,247)		(416,750,931)
Total decrease in net assets		(403,240,508)		(627,402,205)
Net assets
Beginning of period		2,442,600,124		3,070,002,329
End of period		$2,039,359,616		$ 2,442,600,124
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  59

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.68	$9.33	$9.17	$9.14	$8.93	$8.94
Net investment income	0.08	0.13	0.14	0.17	0.18	0.15
Net realized and unrealized gains (losses) on investments	(0.07)	(0.65)	0.16	0.03	0.21	0.01
Total from investment operations	0.01	(0.52)	0.30	0.20	0.39	0.16
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.14)	(0.16)	(0.18)	(0.15)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.08)	(0.13)	(0.14)	(0.17)	(0.18)	(0.17)
Net asset value, end of period	$8.61	$8.68	$9.33	$9.17	$9.14	$8.93
Total return[1]	0.14%	(5.66)%	3.26%	2.23%	4.41%	1.82%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.79%	0.79%	0.79%	0.80%	0.82%
Net expenses	0.80%	0.79%	0.79%	0.79%	0.80%	0.82%
Net investment income	1.87%	1.38%	1.47%	1.81%	1.99%	1.69%
Supplemental data
Portfolio turnover rate	4%	24%	11%	26%	29%	33%
Net assets, end of period (000s omitted)	$427,496	$508,573	$622,409	$545,670	$528,004	$491,128

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

60  |  Allspring Strategic Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.71	$9.36	$9.20	$9.17	$8.96	$8.97
Net investment income	0.05	0.06	0.07	0.10	0.11 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	(0.07)	(0.65)	0.16	0.04	0.21	0.01
Total from investment operations	(0.02)	(0.59)	0.23	0.14	0.32	0.09
Distributions to shareholders from
Net investment income	(0.05)	(0.06)	(0.07)	(0.10)	(0.11)	(0.08)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.05)	(0.06)	(0.07)	(0.11)	(0.11)	(0.10)
Net asset value, end of period	$8.64	$8.71	$9.36	$9.20	$9.17	$8.96
Total return[2]	(0.24)%	(6.34)%	2.49%	1.47%	3.62%	1.06%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.54%	1.54%	1.55%	1.57%
Net expenses	1.54%	1.54%	1.54%	1.54%	1.55%	1.57%
Net investment income	1.12%	0.62%	0.72%	1.06%	1.24%	0.94%
Supplemental data
Portfolio turnover rate	4%	24%	11%	26%	29%	33%
Net assets, end of period (000s omitted)	$32,084	$39,696	$56,483	$69,472	$82,331	$115,518

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  61

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$8.68	$9.33	$9.17	$9.15	$8.94
Net investment income	0.10	0.16	0.17	0.20	0.20
Net realized and unrealized gains (losses) on investments	(0.06)	(0.65)	0.16	0.03	0.21
Total from investment operations	0.04	(0.49)	0.33	0.23	0.41
Distributions to shareholders from
Net investment income	(0.10)	(0.16)	(0.17)	(0.20)	(0.20)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.10)	(0.16)	(0.17)	(0.21)	(0.20)
Net asset value, end of period	$8.62	$8.68	$9.33	$9.17	$9.15
Total return[2]	0.45%	(5.30)%	3.65%	2.51%	4.61%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.41%	0.41%	0.41%	0.41%
Net expenses	0.42%	0.41%	0.41%	0.41%	0.41%
Net investment income	2.24%	1.74%	1.85%	2.19%	2.39%
Supplemental data
Portfolio turnover rate	4%	24%	11%	26%	29%
Net assets, end of period (000s omitted)	$7,004	$11,008	$17,590	$20,459	$13,291

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

62  |  Allspring Strategic Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.68	$9.32	$9.17	$9.14	$8.93	$8.93
Net investment income	0.09 [1]	0.13	0.15	0.17	0.19	0.16
Net realized and unrealized gains (losses) on investments	(0.07)	(0.63)	0.15	0.04	0.21	0.02
Total from investment operations	0.02	(0.50)	0.30	0.21	0.40	0.18
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.15)	(0.17)	(0.19)	(0.16)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.09)	(0.14)	(0.15)	(0.18)	(0.19)	(0.18)
Net asset value, end of period	$8.61	$8.68	$9.32	$9.17	$9.14	$8.93
Total return[2]	0.20%	(5.46)%	3.27%	2.34%	4.53%	2.07%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.73%	0.73%	0.73%	0.76%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.97%	1.48%	1.58%	1.92%	2.10%	1.80%
Supplemental data
Portfolio turnover rate	4%	24%	11%	26%	29%	33%
Net assets, end of period (000s omitted)	$50,591	$76,816	$111,200	$115,889	$149,097	$191,723

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  63

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.68	$9.32	$9.17	$9.14	$8.93	$8.94
Net investment income	0.10	0.16	0.17	0.20	0.21	0.18
Net realized and unrealized gains (losses) on investments	(0.07)	(0.64)	0.15	0.04	0.21	0.01
Total from investment operations	0.03	(0.48)	0.32	0.24	0.42	0.19
Distributions to shareholders from
Net investment income	(0.10)	(0.16)	(0.17)	(0.20)	(0.21)	(0.18)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.02)
Total distributions to shareholders	(0.10)	(0.16)	(0.17)	(0.21)	(0.21)	(0.20)
Net asset value, end of period	$8.61	$8.68	$9.32	$9.17	$9.14	$8.93
Total return[1]	0.30%	(5.25)%	3.49%	2.57%	4.75%	2.16%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.46%	0.46%	0.46%	0.47%	0.49%
Net expenses	0.47%	0.46%	0.46%	0.46%	0.47%	0.48%
Net investment income	2.20%	1.71%	1.80%	2.14%	2.32%	2.05%
Supplemental data
Portfolio turnover rate	4%	24%	11%	26%	29%	33%
Net assets, end of period (000s omitted)	$1,522,183	$1,806,507	$2,262,320	$1,829,368	$1,647,093	$1,224,170

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

64  |  Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

Allspring Strategic Municipal Bond Fund  |  65

Notes to financial statements (unaudited)
requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $2,118,125,866 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 4,780,682
Gross unrealized losses	(102,441,653)
Net unrealized losses	$ (97,660,971)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $14,206,533 in short-term capital losses and $4,232,788 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

66  |  Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 2,018,035,334	$0	$ 2,018,035,334
Short-term investments
Investment companies	2,429,561	0	0	2,429,561
Total assets	$2,429,561	$2,018,035,334	$0	$2,020,464,895
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring

Allspring Strategic Municipal Bond Fund  |  67

Notes to financial statements (unaudited)
Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.80%
Class C	1.55
Class R6	0.42
Administrator Class	0.68
Institutional Class	0.47
Prior to November 1, 2022, the Fund's expenses were contractually capped at 0.81% for Class A shares, 1.56% for Class C shares, 0.43% for Class R6 shares, and 0.48% for Institutional Class shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $989 from the sale of Class A shares and $115 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2022.

68  |  Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $42,925,000, $46,800,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $85,538,267 and $340,665,855, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2022, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $5,780,675 in short futures contracts during the six months ended December 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Strategic Municipal Bond Fund  |  69

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

70  |  Allspring Strategic Municipal Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Strategic Municipal Bond Fund  |  71

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

72  |  Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Strategic Municipal Bond Fund  |  73

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-c4tnazo5 02-23
SAR4313 12-22

Semi-Annual Report
December 31, 2022
Allspring Ultra Short-Term
Municipal Income Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Ultra Short-Term Municipal Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Ultra Short-Term Municipal Income Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Ultra Short-Term Municipal Income Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Ultra Short-Term Municipal Income Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, James Randazzo, Nicholos Venditti

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SMAVX)	10-2-2000	-2.76	0.19	0.23	-0.78	0.60	0.43	0.66	0.50
Class A2 (WFUNX)[3]	5-29-2020	–	–	–	-0.71	0.61	0.44	0.56	0.40
Class C (WFUSX)	3-31-2008	-1.83	0.22	-0.12	-0.83	0.22	-0.12	1.41	1.25
Class R6 (WUSRX)[4]	7-31-2018	–	–	–	-0.48	0.91	0.74	0.28	0.20
Administrator Class (WUSMX)	7-30-2010	–	–	–	-0.78	0.63	0.48	0.60	0.50
Institutional Class (SMAIX)	7-31-2000	–	–	–	-0.53	0.87	0.72	0.33	0.25
Ultra Short-Term Municipal Income Blended Index[5]	–	–	–	–	0.07	0.98	0.69	–	–
Bloomberg 1 Year Municipal Bond Index[6]	–	–	–	–	-1.13	1.02	0.83	–	–
iMoneyNet Tax-Free National Institutional Money Market Funds Average[7]	–	–	–	–	1.28	0.93	0.55	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class A2, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A, 0.40% for Class A2, 1.25% for Class C, 0.20% for Class R6, 0.50% for Administrator Class, and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	Source: Allspring Funds Management LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.
[6]	The Bloomberg 1 Year Municipal Bond Index is the one-year component of the Bloomberg Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring Ultra Short-Term Municipal Income Fund

Performance highlights (unaudited)
[7]	iMoneyNet Tax-Free National Institutional Money Market Funds Average is the return of an unmanaged group of money market funds. You cannot invest directly in this average.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring Ultra Short-Term Municipal Income Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Ultra Short-Term Municipal Income Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.85	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class A2
Actual	$1,000.00	$1,005.34	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Class C
Actual	$1,000.00	$1,006.45	$6.27	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31	1.24%
Class R6
Actual	$1,000.00	$1,006.36	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Administrator Class
Actual	$1,000.00	$1,004.84	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Institutional Class
Actual	$1,000.00	$1,006.10	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 2.11%
California: 0.59%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 shares) 1.28% 144Aø	$ 7,000,000	$ 7,000,000
New York: 0.84%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (100 shares) 4.18% 144Aø	10,000,000	10,000,000
Other: 0.68%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 shares) 4.18% 144Aø	5,000,000	5,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (30 shares) 3.83% 144Aø	3,000,000	3,000,000
		8,000,000
Total Closed end municipal bond fund obligations (Cost $25,000,000)		25,000,000

	Interest rate	Maturity date
Municipal obligations: 96.68%
Alabama: 2.28%
Education revenue: 0.04%
University of South Alabama Series 2021 (BAM Insured)	4.00%	4-1-2025	500,000	509,660
Health revenue: 0.99%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) €	3.75	11-15-2037	11,775,000	11,775,000
Miscellaneous revenue: 0.09%
Alabama Corrections Institution Finance Authority Revenue Bonds Series 2022A	5.00	7-1-2023	1,000,000	1,008,887
Utilities revenue: 1.16%
Black Belt Energy Gas District Revenue Bonds 2022 Series E	5.00	6-1-2025	1,250,000	1,289,035
Black Belt Energy Gas Supply Revenue Bonds Series 2022D-2 (U.S. SOFR +1.40%)(Royal Bank of Canada LIQ) ±	4.28	7-1-2052	3,500,000	3,474,353
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	3,993,723
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3073 144Aø	3.86	2-1-2053	5,000,000	5,000,000
				13,757,111
				27,050,658
Alaska: 0.49%
Airport revenue: 0.17%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2025	2,000,000	2,083,619
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.32%
Alaska Municipal Bond Bank Series 1	5.00%	12-1-2023	$ 1,900,000	$ 1,934,410
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	1,818,146
				3,752,556
				5,836,175
Arizona: 1.03%
Education revenue: 0.15%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.86	12-15-2047	1,820,000	1,820,000
Health revenue: 0.38%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	3.91	1-1-2046	4,000,000	3,864,180
Maricopa County AZ IDA Series 2021A	5.00	9-1-2024	150,000	154,644
Maricopa County AZ IDA Series 2021A	5.00	9-1-2025	500,000	525,161
				4,543,985
Industrial development revenue: 0.50%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,415,000	3,392,577
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,425,000	2,463,662
				5,856,239
				12,220,224
Arkansas: 0.31%
Health revenue: 0.12%
Batesville AR Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,365,779
Housing revenue: 0.15%
Arkansas Development Finance Authority MFHR Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	1,835,000	1,799,005
Tax revenue: 0.04%
Cabot AR Series 2021B	5.00	12-1-2023	200,000	203,658
Cabot AR Series 2021B	5.00	12-1-2025	275,000	292,443
				496,101
				3,660,885
California: 5.74%
GO revenue: 0.72%
Los Angeles CA Tax and Revenue Anticipation Notes	4.00	6-29-2023	8,500,000	8,543,696
Health revenue: 2.83%
California CDA Emanate Health Series A	5.00	4-1-2025	750,000	780,351
California CDA Health Facilities Catholic Series F (AGM Insured) €	3.25	7-1-2040	9,725,000	9,725,000
California HFFA Adventist Health System Series 2013A	5.00	3-1-2025	2,500,000	2,503,909
California PFA Kaiser Permanente Series 2021A	4.00	10-15-2025	400,000	404,441
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Statewide CDA Health Facilities Dignity Health Series D (AGM Insured) €	3.25%	7-1-2041	$17,850,000	$ 17,850,000
California Statewide CDA Health Facilities Dignity Health Series E (AGM Insured) €	3.90	7-1-2040	2,225,000	2,225,000
				33,488,701
Housing revenue: 1.40%
California CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	3.74	3-1-2057	10,730,000	10,730,000
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	3.72	3-1-2057	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	3.91	10-1-2036	862,000	862,000
				16,592,000
Miscellaneous revenue: 0.16%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2021B øø	0.39	10-1-2047	2,000,000	1,950,530
Tax revenue: 0.05%
Cathedral City CA RDA Series 2021C (BAM Insured)	4.00	8-1-2025	600,000	613,077
Transportation revenue: 0.30%
Bay Area Toll Authority Series B (SIFMA Municipal Swap +0.28%) ±	3.94	4-1-2056	3,500,000	3,501,318
Utilities revenue: 0.28%
California Community Choice Financing Authority Clean Energy Project Series 2021A	4.00	12-1-2023	800,000	802,306
Vernon CA Electric System Series A	5.00	10-1-2023	1,250,000	1,259,654
Vernon CA Electric System Series A	5.00	10-1-2024	1,200,000	1,224,093
				3,286,053
				67,975,375
Colorado: 1.48%
Airport revenue: 0.68%
Denver CO Airport System Subordinate Revenue Bonds Series 2013B	5.00	11-15-2025	2,835,000	2,889,993
Denver CO City and County Airport Revenue Bonds AMT Series B-2	5.00	11-15-2031	1,840,000	1,924,273
Denver CO City and County Airport Revenue Bonds Series 2022C	5.00	11-15-2025	3,000,000	3,192,329
				8,006,595
Education revenue: 0.12%
University of Colorado Enterprise System Refunding Bond Series C	2.00	6-1-2054	1,500,000	1,466,070
Health revenue: 0.04%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	522,976
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.37%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00%	12-31-2023	$ 1,385,000	$ 1,397,901
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2024	2,000,000	2,017,101
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity Bond	4.00	12-31-2024	1,000,000	1,009,504
				4,424,506
Tax revenue: 0.03%
Regional Transportation District Private Activity Revenue Denver Transit Partners Eagle P3	5.00	7-15-2024	300,000	303,788
Transportation revenue: 0.19%
E-470 Public Highway Authority Revenue Series B (U.S. SOFR +0.35%) ±	3.23	9-1-2039	2,250,000	2,233,048
Water & sewer revenue: 0.05%
Central Weld County Water District Water Revenue (AGM Insured)	5.00	12-1-2025	520,000	551,636
				17,508,619
Connecticut: 3.98%
Education revenue: 1.39%
Connecticut HEFAR Yale University Issue Series A øø	1.10	7-1-2048	7,405,000	7,384,947
Connecticut HEFAR Yale University issue Series B øø	0.55	7-1-2037	8,150,000	8,013,624
Connecticut Higher Education Supplemental Loan Authority CHESLA Loan Program	5.00	11-15-2024	585,000	609,383
Connecticut Higher Education Supplemental Loan Authority CHESLA Loan Program Series B	5.00	11-15-2023	440,000	447,216
				16,455,170
GO revenue: 0.94%
Bridgeport CT Series A	5.00	6-1-2023	655,000	660,015
Bridgeport CT Series A	5.00	6-1-2024	800,000	821,661
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	2,821,654
Bridgeport CT Series C	5.00	2-15-2024	445,000	454,329
Bridgeport CT Series C	5.00	2-15-2025	750,000	780,734
Connecticut Series A	3.00	1-15-2025	3,000,000	3,008,890
Connecticut Series C	3.00	6-1-2023	600,000	600,133
Connecticut Series C	3.00	6-1-2024	1,055,000	1,058,316
Connecticut Series C	4.00	6-1-2023	435,000	436,847
Connecticut Series C	4.00	6-1-2024	500,000	508,429
				11,151,008
Health revenue: 0.07%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M	5.00	7-1-2023	175,000	176,035
Connecticut HEFA Stamford Hospital Series L-1	4.00	7-1-2024	600,000	601,758
				777,793
Housing revenue: 1.36%
Connecticut HFA Mortgage Finance Program Bonds Series A Subseries A-4 (SIFMA Municipal Swap +0.30%) ±	3.96	11-15-2050	15,000,000	14,864,978
Connecticut HFA Series A Subseries A-1	0.30	11-15-2024	500,000	473,154
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Connecticut HFA Series A Subseries A-1	0.40%	11-15-2023	$ 300,000	$ 293,248
Connecticut HFA Series A Subseries A-1	0.40	5-15-2025	500,000	466,789
				16,098,169
Tax revenue: 0.22%
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	377,479
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,028,993
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,210,808
				2,617,280
				47,099,420
District of Columbia: 2.73%
Airport revenue: 0.26%
Metropolitan Washington Airports Authority Revenue and Refunding Bonds Series 2021A	5.00	10-1-2024	3,000,000	3,079,619
Housing revenue: 1.79%
District of Columbia HFA MFHR Strand Residences Project	2.50	2-1-2039	1,500,000	1,489,323
District of Columbia HFA Park Southern Apartments Project (FHA Insured) øø	0.70	6-1-2024	20,000,000	19,692,112
				21,181,435
Tax revenue: 0.18%
District of Columbia Income Tax Secured Revenue Bonds Series 2019A	5.00	3-1-2023	2,105,000	2,111,704
Transportation revenue: 0.48%
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2023	3,600,000	3,639,350
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,067,305
				5,706,655
Water & sewer revenue: 0.02%
District of Columbia Water & Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	300,000	289,947
				32,369,360
Florida: 3.66%
Education revenue: 0.06%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	504,190
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	254,935
				759,125
Health revenue: 0.61%
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 ø	1.14	11-15-2037	2,200,000	2,200,000
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Jacksonville FL HCFR Baptist Health Series D ø	3.65%	8-1-2036	$ 3,000,000	$ 3,000,000
Lee Memorial Health System Series B ø	4.21	4-1-2049	2,000,000	2,000,000
				7,200,000
Housing revenue: 2.56%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	14,000,000	13,896,145
Capital Trust Agency Florida Council Towers Apartments Project Series A	1.50	11-1-2023	10,450,000	10,341,733
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3058 (Mizuho Capital Markets LLC LOC) 144Aø	3.88	8-1-2039	6,100,000	6,100,000
				30,337,878
Miscellaneous revenue: 0.27%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,100,000	3,180,896
Water & sewer revenue: 0.16%
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2025	635,000	671,280
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2026	1,100,000	1,184,357
				1,855,637
				43,333,536
Georgia: 2.88%
Health revenue: 0.23%
Cobb County GA Kennestone Hospital Authority Revenue Anticipation Certificate Wellstar Health System	5.00	4-1-2024	1,300,000	1,327,442
Cobb County GA Kennestone Hospital Authority Revenue Anticipation Certificate Wellstar Health System	5.00	4-1-2025	660,000	685,400
The Hospital Authority of Hall County & the City of Gainesville Revenue Anticipation Certificate Series 2021A	5.00	2-15-2026	700,000	730,677
				2,743,519
Housing revenue: 1.55%
Augusta GA Housing Authority Georgia Multifamily Housing Series 2021 (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,875,000	8,700,908
College Park GA Business & IDA Series 2021B	1.25	7-1-2025	10,000,000	9,625,738
				18,326,646
Utilities revenue: 1.10%
Burke County GA Development Authority PCR Bonds First Series 2012	2.88	12-1-2049	3,000,000	2,960,203
Georgia Municipal Electric Authority Bonds	5.00	7-1-2025	200,000	208,621
Georgia Municipal Electric Authority Bonds (AGM Insured)	5.00	7-1-2026	300,000	318,694
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	805,000	804,391
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2024	700,000	699,386
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00%	12-1-2025	$ 1,000,000	$ 997,090
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2023	1,000,000	1,000,223
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00	8-1-2052	4,000,000	3,760,728
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009 øø	1.00	7-1-2049	1,875,000	1,675,238
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A	5.00	1-1-2024	165,000	167,651
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2025	200,000	206,998
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2026	225,000	237,123
				13,036,346
				34,106,511
Guam: 0.12%
Airport revenue: 0.12%
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,410,985
Hawaii: 0.91%
GO revenue: 0.34%
Honolulu HI GO Series 2022A	5.00	11-1-2023	2,250,000	2,289,494
Honolulu HI GO Series 2022A	5.00	11-1-2024	1,750,000	1,822,717
				4,112,211
Health revenue: 0.15%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	4.11	7-1-2039	1,750,000	1,750,000
Miscellaneous revenue: 0.17%
State of Hawaii Department of Transport Airports Division Lease Revenue Certificate of Participation Series 2013	5.25	8-1-2024	2,000,000	2,021,499
Utilities revenue: 0.25%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series 2017A	3.10	5-1-2026	3,000,000	2,929,193
				10,812,903
Idaho: 0.15%
Housing revenue: 0.15%
Idaho Housing & Finance Association Series A ø	3.86	1-1-2038	1,800,000	1,800,000
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 6.99%
Airport revenue: 0.58%
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00%	1-1-2026	$ 4,205,000	$ 4,205,000
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022D	5.00	1-1-2025	2,500,000	2,606,163
				6,811,163
Education revenue: 0.47%
Illinois Finance Authority Benedictine University Series 2021	5.00	10-1-2025	600,000	608,570
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2023	1,400,000	1,421,306
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2025	1,500,000	1,591,410
Southern Illinois University Housing and Auxiliary Facilities Refunding Revenue Bonds Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,207,795
Southern Illinois University Housing and Auxiliary Facilities System Series 2022A (BAM Insured)	5.00	4-1-2025	750,000	776,395
				5,605,476
GO revenue: 1.86%
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	3,670,000	3,531,776
Chicago IL Series 2002B	5.00	1-1-2026	2,750,000	2,794,548
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,548,065
Illinois GO Series 2022B	5.00	3-1-2025	1,500,000	1,531,578
Illinois GO Series March 2022A	5.00	3-1-2024	1,500,000	1,520,815
Illinois GO Tax-Exempt Refunding Bonds 2019 Series B	5.00	9-1-2025	3,500,000	3,584,589
Illinois Series 2022A	5.00	3-1-2023	2,000,000	2,004,263
Kane & Cook Counties IL Community College District #509 Series 2021B	4.00	12-15-2025	1,200,000	1,240,683
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,273,745
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2026	500,000	515,540
Whiteside & Lee Counties Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,446,300
				21,991,902
Health revenue: 0.65%
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,225,862
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,105,438
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2023	205,000	203,793
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2024	210,000	206,732
Illinois Finance Authority Revenue Various Refunding Bond Northwestern Memorial (Barclays Bank plc SPA) ø	3.37	7-15-2055	5,000,000	5,000,000
				7,741,825
Housing revenue: 0.41%
Chicago Heights IL MFHR Series 2022	2.88	8-1-2027	5,000,000	4,882,971
Miscellaneous revenue: 0.52%
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,160,936
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois Series 2014	5.00%	5-1-2025	$ 2,000,000	$ 2,025,708
Illinois Series A	5.00	3-1-2023	3,000,000	3,006,394
				6,193,038
Tax revenue: 2.05%
Chicago Illinois Board of Education Refunding Bonds Series 2017F	5.00	12-1-2024	2,500,000	2,545,865
Illinois Regional Transportation Authority Series B ø	2.75	6-1-2025	17,585,000	17,585,000
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	1,000,000	1,002,339
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,005,632
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2024	2,100,000	2,081,815
				24,220,651
Water & sewer revenue: 0.45%
Chicago IL Water Revenue Refunding Bonds Series 2004	5.00	11-1-2023	1,645,000	1,668,072
Geneva IL Series 2021	4.00	2-1-2024	650,000	656,709
Joliet IL Waterworks and Sewerage Senior Lien Revenue BAN Series 2022	5.00	1-1-2024	2,000,000	2,023,931
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2023	500,000	500,000
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	509,889
				5,358,601
				82,805,627
Indiana: 2.72%
Education revenue: 0.05%
Town of Upland IN Economic Development Revenue Bonds Series 2021	4.00	9-1-2025	590,000	599,891
GO revenue: 0.26%
Center Grove IN Community School Corporation Series 2021B	4.00	7-1-2023	2,025,000	2,027,597
Whitestown IN Series 2022	4.25	12-31-2023	1,060,000	1,062,120
				3,089,717
Housing revenue: 0.11%
Indianapolis IN MFHR Series 2022A	3.00	5-1-2027	1,251,000	1,242,843
Industrial development revenue: 1.41%
Indiana Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Partners LLC Project Series A-P3	5.00	7-1-2048	14,315,000	14,421,948
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,281,175
				16,703,123
Miscellaneous revenue: 0.41%
Fort Wayne IN RDA Indiana Lease Rental Revenue Refunding Bonds Series 2022	4.00	8-1-2023	795,000	799,075
Fort Wayne IN RDA Lease Rental Revenue Refunding Bonds Series 2022	4.00	8-1-2024	730,000	741,563
Indianapolis IN Series 2021A	5.00	6-1-2024	1,700,000	1,742,950
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00%	7-15-2023	$ 210,000	$ 210,966
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2024	215,000	216,984
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2024	220,000	223,268
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2025	225,000	229,309
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2025	225,000	230,036
Tippecanoe County IN Vinton-Tecumseh School Building Corporation Series 2021	3.00	1-15-2025	505,000	504,996
				4,899,147
Utilities revenue: 0.48%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company øø	0.88	9-1-2055	5,750,000	5,652,012
				32,186,733
Iowa: 0.25%
Industrial development revenue: 0.25%
Iowa Finance Authority Solid Waste Facilities Revenue (Citibank NA LOC)	1.50	1-1-2042	3,000,000	2,931,311
Kansas: 0.46%
Health revenue: 0.04%
Wichita KS HCFR Series I	3.75	5-15-2023	485,000	482,668
Utilities revenue: 0.42%
Burlington KS Environmental Impact Series A ø	3.68	9-1-2035	5,000,000	5,000,000
				5,482,668
Kentucky: 0.67%
Education revenue: 0.08%
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2023	450,000	451,537
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2025	485,000	480,054
				931,591
Health revenue: 0.25%
Louisville/Jefferson County KY Metro Government Health System Revenue Bonds Series 2020B	5.00	10-1-2047	3,000,000	3,020,980
Utilities revenue: 0.17%
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,020,502
Water & sewer revenue: 0.17%
Kentucky Rural Water Financing Agency Series 2021A	0.40	5-1-2023	2,000,000	1,977,510
				7,950,583
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.08%
Health revenue: 0.42%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00%	6-1-2045	$ 5,000,000	$ 5,025,461
Miscellaneous revenue: 1.25%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge øø	0.88	2-1-2046	9,000,000	8,491,478
Louisiana Stadium & Exposition District Revenue BAN	4.00	7-3-2023	6,250,000	6,257,676
				14,749,154
Tax revenue: 0.41%
Louisiana Gasoline and Fuel Tax Second Lien Revenue Refunding Bonds Series A (U.S. SOFR +0.50%) ±	3.51	5-1-2043	4,960,000	4,835,482
				24,610,097
Maine: 0.11%
Health revenue: 0.11%
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	335,000	339,822
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	420,000	427,029
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	255,000	257,254
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	320,000	323,094
				1,347,199
Maryland: 3.61%
Health revenue: 0.12%
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2023	795,000	795,000
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2024	540,000	545,936
				1,340,936
Housing revenue: 3.49%
CDA Department of Housing & Community Development Multifamily Development Revenue Bonds Series 2021B	0.80	9-1-2023	15,000,000	14,633,228
Maryland CDA Department of Housing & Community Multifamily Development Series 2022-D	3.15	7-1-2024	4,000,000	3,912,805
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	10,000,000	9,683,786
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,000,000	5,802,893
Maryland CDA Department of Housing Rosemont Tower LLC Series A (GNMA Insured) 144A	0.83	5-1-2023	7,400,000	7,342,269
				41,374,981
				42,715,917
Massachusetts: 2.62%
Education revenue: 0.13%
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2023	210,000	209,463
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00%	7-1-2024	$ 225,000	$ 222,883
Massachusetts Development Finance Agency Revenue Bonds Series 2021A	5.00	6-1-2025	1,065,000	1,094,542
				1,526,888
Health revenue: 0.71%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	125,702
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	127,098
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2023	635,000	642,650
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) €	2.41	7-1-2042	7,520,000	7,520,000
				8,415,450
Housing revenue: 0.32%
Boston Housing Authority Capital Program Revenue Refunding Bond Series B	5.00	10-1-2024	650,000	675,080
Boston Housing Authority Capital Program Revenue Refunding Bond Series B	5.00	10-1-2025	380,000	403,779
Massachusetts Development Finance Agency MFHR Bonds Salem Heights Series B øø	0.25	7-1-2024	2,750,000	2,693,479
				3,772,338
Tax revenue: 0.15%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,793,118
Transportation revenue: 1.31%
Massachusetts Department of Transportation Refunding Bond ø	5.00	1-1-2039	15,490,000	15,490,000
				30,997,794
Michigan: 0.44%
Education revenue: 0.04%
Lake Superior State University Michigan Revenue Refunding General Revenue Refunding Bonds Series 2012 (AGM Insured)	4.00	11-15-2023	525,000	529,207
GO revenue: 0.23%
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2025	2,685,000	2,739,821
Health revenue: 0.17%
Kent MI Hospital Finance Authority Series 2015A ø	3.91	1-15-2047	2,000,000	2,000,000
				5,269,028
Minnesota: 0.66%
GO revenue: 0.16%
Hennepin County MN Series 2018B (TD Bank NA SPA) ø	3.58	12-1-2038	1,930,000	1,930,000
Health revenue: 0.04%
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	392,031
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.25%
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00%	2-1-2023	$ 255,000	$ 254,750
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2024	265,000	262,399
Minnesota Rural Water Financial Authority Public Projects Construction Notes	2.63	12-1-2023	2,500,000	2,466,036
				2,983,185
Utilities revenue: 0.21%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds Series 2022 (Royal Bank of Canada LIQ)	4.00	12-1-2023	2,500,000	2,501,664
				7,806,880
Missouri: 0.45%
Miscellaneous revenue: 0.45%
Missouri Public Utilities Commission Interim Construction Notes	0.75	8-1-2023	5,400,000	5,294,566
Nebraska: 1.75%
Miscellaneous revenue: 0.52%
Gretna NE Series 2021	4.00	12-15-2025	3,000,000	3,052,812
Gretna NE Tax Supported Certificates Series 2022	5.00	12-15-2025	3,000,000	3,109,547
				6,162,359
Utilities revenue: 1.23%
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	4,600,000	4,643,339
Nebraska Public Power District Revenue General Series A øø	0.60	1-1-2051	10,075,000	9,935,540
				14,578,879
				20,741,238
Nevada: 1.69%
GO revenue: 0.22%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00	6-15-2023	2,095,000	2,113,043
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	504,306
				2,617,349
Industrial development revenue: 1.47%
Director of the State of Nevada Department of Business and Industry Revenue Bonds Series 2020A 144Aøø	0.85	1-1-2050	17,500,000	17,466,237
				20,083,586
New Jersey: 2.63%
Education revenue: 0.10%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2023	300,000	303,814
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2025	850,000	884,078
				1,187,892
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.56%
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25%	9-1-2026	$ 5,000,000	$ 5,336,017
New Jersey EDA Series G 144A	5.25	9-1-2023	10,000,000	10,123,207
Newark NJ General Capital Improvement BAN Series 2022D	4.00	9-29-2023	3,028,000	3,035,192
				18,494,416
Miscellaneous revenue: 0.22%
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,600,000	2,647,078
Tax revenue: 0.25%
New Jersey COVID-19 Emergency Series A	4.00	6-1-2023	3,000,000	3,011,639
Transportation revenue: 0.08%
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)	5.00	9-1-2024	875,000	904,534
Water & sewer revenue: 0.42%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	4,950,494
				31,196,053
New Mexico: 0.64%
Health revenue: 0.05%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	669,333
Utilities revenue: 0.59%
Farmington NM PCR Bonds Series 2010B	3.00	6-1-2040	7,000,000	6,956,947
				7,626,280
New York: 10.18%
Airport revenue: 0.22%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2023	1,260,000	1,275,004
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,283,663
				2,558,667
Education revenue: 0.36%
Albany NY IDA Foundation State University Project Series A ø	3.74	7-1-2032	2,120,000	2,120,000
New York Dormitory Authority Iona College Series 2022	5.00	7-1-2023	550,000	553,520
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2023	575,000	580,644
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2024	600,000	617,324
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2025	425,000	445,401
				4,316,889
GO revenue: 2.82%
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,094,376
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) €	3.79%	8-1-2026	$ 125,000	$ 125,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) €	4.15	10-1-2027	13,050,000	13,050,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) €	4.09	6-1-2036	1,350,000	1,350,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) €	4.15	6-1-2036	2,900,000	2,900,000
New York NY Subordinate Bond Series C-4 (AGM Insured) €	4.15	1-1-2032	800,000	800,000
New York NY Various Fiscal 2021 Series 2 ø	3.97	4-1-2042	500,000	500,000
Oyster Bay NY New York Water District Notes 2022	3.00	3-9-2023	12,000,000	11,997,642
Yonkers NY Series 2021A (AGM Insured)	5.00	2-15-2025	315,000	329,029
Yonkers NY Series 2021B (AGM Insured)	5.00	2-15-2025	305,000	318,967
				33,465,014
Health revenue: 0.41%
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2024	500,000	511,784
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2025	500,000	519,573
New York NY Health & Hospital Corporation Health System Bonds Series A	5.00	2-15-2025	3,615,000	3,781,304
				4,812,661
Housing revenue: 1.11%
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	4.06	10-1-2045	718,814	718,814
New York Housing Finance Agency Revenue Affordable Housing Series J Climate	0.75	5-1-2025	8,250,000	7,739,005
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	3,812,972
New York NY Housing Development Corporation Series C-2 øø	0.70	11-1-2060	1,000,000	926,141
				13,196,932
Industrial development revenue: 1.60%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) €	3.40	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	12,750,000
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,283,451
				18,933,451
Miscellaneous revenue: 1.10%
New York IDA Series 2021A (AGM Insured)	5.00	1-1-2026	1,000,000	1,057,106
RBC Municipal Products Incorporated Series E-154 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	3.76	6-1-2028	12,000,000	12,000,000
				13,057,106
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.33%
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1125 (Deutsche Bank LIQ) 144Aø	3.72%	5-15-2051	$ 1,105,500	$ 1,105,500
Triborough Bridge & Tunnel Authority Series 2022B	5.00	5-15-2024	2,705,000	2,787,052
				3,892,552
Transportation revenue: 1.58%
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,052,958
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	9,000,000	9,223,397
Triborough Bridge & Tunnel Authority Series 2013A (U.S. SOFR +0.38%) ±	3.26	1-1-2032	3,910,000	3,864,013
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,581,878
				18,722,246
Water & sewer revenue: 0.65%
New York Municipal Water Finance Authority Second General Resolution Revenue Bonds Series DD ø	4.00	6-15-2033	3,000,000	3,000,000
New York Municipal Water Finance Authority Water & Sewer System Revenue Second General Resolution	4.00	6-15-2024	3,000,000	3,054,402
New York Water Finance Authority Series DD	5.00	6-15-2025	1,535,000	1,624,419
				7,678,821
				120,634,339
North Carolina: 1.16%
Health revenue: 0.18%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	1,500,000	1,412,716
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	3.00	3-1-2023	200,000	199,533
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2024	215,000	213,813
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2025	265,000	262,076
				2,088,138
Industrial development revenue: 0.14%
Columbus County NC PCFA International Paper Company Project Series 2019C	2.10	3-1-2027	1,750,000	1,686,858
Resource recovery revenue: 0.84%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	3.75	6-1-2038	10,000,000	9,995,162
				13,770,158
North Dakota: 0.40%
Miscellaneous revenue: 0.40%
Cass County ND Joint Water Resources District Refunding Bond Temporary Improvement Series A	0.48	5-1-2024	5,000,000	4,752,648
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  25

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 4.57%
Airport revenue: 0.10%
Cleveland OH Airport System Revenue Bonds Series 2019B	5.00%	1-1-2023	$ 1,200,000	$ 1,200,000
Education revenue: 0.08%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	920,812
GO revenue: 1.33%
Elyria OH Various Purpose BAN Series 2022	3.13	6-28-2023	1,890,000	1,888,294
Licking County OH Airport Facilities Improvement BAN Series 2022	4.00	8-29-2023	2,200,000	2,206,243
Lorain County OH Various Purpose BAN Series 2022A	2.50	5-3-2023	4,000,000	3,986,654
Newark City OH Various Purpose Anticipation Notes Series 2022	4.00	9-26-2023	5,000,000	5,017,848
Newark OH Various Purpose BAN Series 2022	2.00	3-23-2023	2,175,000	2,167,343
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2023	440,000	439,639
				15,706,021
Health revenue: 0.77%
Allen County OH Hospital Facilities Revenue Bonds Series 2022B-1	5.00	10-1-2049	5,000,000	5,315,458
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,411,584
Ohio State Hospital Revenue Bonds Series 2013 B ø	4.14	1-15-2033	1,405,000	1,405,000
				9,132,042
Housing revenue: 1.28%
Ohio HFA MFHR Series 2022 (Department of Housing and Urban Development Insured)	3.00	10-1-2024	3,750,000	3,732,064
Ohio HFA MFHR Series 2022 (Department of Housing and Urban Development Insured)	3.35	7-1-2025	2,000,000	1,981,422
Ohio HFA MFHR Series 2022A (Department of Housing and Urban Development Insured)	3.50	7-1-2025	5,000,000	4,976,075
Ohio HFA Series 2021 (Department of Housing and Urban Development Insured)	1.25	8-1-2024	4,500,000	4,442,566
				15,132,127
Miscellaneous revenue: 0.29%
American Municipal Power Incorporated BAN Electric System Improvement	3.50	6-22-2023	2,600,000	2,597,393
Board of Education of Southeast Local School District Counties of Wayne, Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2023	585,000	584,841
Board of Education of Southeast Local School District Counties of Wayne, Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2024	230,000	230,009
				3,412,243
Tax revenue: 0.25%
Lakewood OH Various Purpose Income Tax Revenue Notes Series 2022	1.75	3-16-2023	3,000,000	2,990,332
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.47%
American Municipal Power Incorporated BAN Electric System Improvement	5.00%	2-15-2025	$ 500,000	$ 521,221
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,084,829
				5,606,050
				54,099,627
Oklahoma: 0.46%
Education revenue: 0.05%
University of Oklahoma General Revenue Refunding Bond Series 2020B	5.00	7-1-2025	510,000	535,358
Miscellaneous revenue: 0.41%
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	450,374
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2023	430,000	431,273
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	532,343
Osage County OK Industrial Authority Use Tax Revenue BAN Series 2022	2.00	9-1-2023	3,500,000	3,450,411
				4,864,401
				5,399,759
Oregon: 1.04%
Education revenue: 0.07%
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	855,591
GO revenue: 0.06%
Morrow County OR Series 2021A	4.00	6-1-2024	325,000	328,680
Morrow County OR Series 2021A	4.00	6-1-2025	325,000	331,679
				660,359
Health revenue: 0.07%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,000,000	872,650
Industrial development revenue: 0.84%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	9,922,357
				12,310,957
Pennsylvania: 5.95%
Airport revenue: 0.14%
Philadelphia PA Airport Revenue Refunding Bond Series A Private Activity Bond	5.00	7-1-2025	1,545,000	1,620,680
Education revenue: 0.60%
Delaware County Authority University Revenue Neumann University	5.00	10-1-2024	500,000	505,828
Delaware County Authority University Revenue Neumann University	5.00	10-1-2025	525,000	534,535
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  27

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00%	10-1-2025	$ 355,000	$ 367,393
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2026	430,000	449,884
Northampton County General Purpose Authority College Revenue Refunding Bonds Series of 2003 (U.S. Bank NA SPA) ø	3.71	11-1-2023	150,000	150,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3	3.50	5-1-2033	2,000,000	1,988,067
Pennsylvania HEFA Thomas Jefferson University Revenue Bonds Series 2015B ø	4.17	9-1-2045	150,000	150,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.86	6-15-2039	3,000,000	3,000,000
				7,145,707
GO revenue: 0.41%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,005,819
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	737,360
Dunmore PA Series A (AGM Insured)	2.00	9-1-2024	765,000	743,615
Dunmore PA Series A (AGM Insured)	2.00	9-1-2026	170,000	160,248
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	528,023
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	614,605
Riverside PA School District GO (BAM Insured)	3.00	10-15-2023	480,000	479,545
Riverside PA School District GO (BAM Insured)	4.00	10-15-2025	550,000	566,250
				4,835,465
Health revenue: 1.53%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.36	11-15-2047	6,000,000	5,829,767
Doylestown Hospital Authority Hospital Series A	5.00	7-1-2023	1,090,000	1,090,090
Montgomery County PA Higher Education & Health Authority Series 2018D ø	4.17	9-1-2050	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2885 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	3.46	9-1-2037	1,250,000	1,250,000
				18,169,857
Housing revenue: 1.90%
Pennsylvania HFA Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured)	1.50	7-1-2024	5,000,000	4,947,514
Pennsylvania HFA Single Family Series 2021-137	0.40	4-1-2023	325,000	322,687
Pennsylvania HFA Single Family Series 2021-137	0.45	10-1-2023	325,000	318,302
Pennsylvania Housing Finance Agency Limited Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,500,000
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	6,675,000	6,488,762
				22,577,265
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.53%
Pennsylvania EDFA Refunding Bond Philadelphia Bioslides Facility	3.00%	1-1-2024	$ 865,000	$ 862,077
Pittsburgh & Allegheny Counties Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	1,885,749
Southeastern Pennsylvania Transportation	5.00	6-1-2024	1,000,000	1,029,171
Southeastern Pennsylvania Transportation	5.00	6-1-2025	1,000,000	1,047,234
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,474,167
				6,298,398
Resource recovery revenue: 0.24%
Pennsylvania EDFA Solid Waste Disposal Refunding Revenue Bonds Series 2021B	1.10	6-1-2031	1,000,000	874,241
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A	3.60	6-1-2044	2,000,000	2,000,000
				2,874,241
Tax revenue: 0.06%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2024	150,000	152,562
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2025	500,000	514,231
				666,793
Transportation revenue: 0.08%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	432,505
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	467,949
				900,454
Water & sewer revenue: 0.46%
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2024	300,000	304,891
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2025	150,000	154,247
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	4.31	9-1-2040	5,000,000	4,995,020
				5,454,158
				70,543,018
Rhode Island: 0.41%
Health revenue: 0.32%
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2023	1,300,000	1,304,610
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2024	2,475,000	2,511,465
				3,816,075
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  29

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.09%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00%	9-15-2023	$ 1,000,000	$ 1,006,676
				4,822,751
South Carolina: 0.76%
Utilities revenue: 0.76%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,000,000	8,992,054
Tennessee: 1.25%
Airport revenue: 0.41%
Memphis TN Airport Revenue Refunding Bonds Series 2020B	5.00	7-1-2023	2,000,000	2,013,774
Shelby County TN Airport Authority Series 2021A	5.00	7-1-2025	2,750,000	2,848,501
				4,862,275
Utilities revenue: 0.84%
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	433,043
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	521,365
Tennessee Energy Acquisition Corporation Gas Project Series 2017A	4.00	5-1-2048	5,320,000	5,328,607
Tennessee Energy Acquisition Corporation Gas Revenue Bonds Series 2006 A	5.25	9-1-2024	1,690,000	1,715,652
Tennessee Energy Acquisition Corporation Gas Revenue Bonds Series 2006C	5.00	2-1-2023	2,000,000	2,000,681
				9,999,348
				14,861,623
Texas: 9.58%
Airport revenue: 0.39%
Dallas Fort Worth TX International Airport Series A	5.00	11-1-2024	1,500,000	1,556,885
Love Field Airport Modernization Corporation General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2024	3,000,000	3,086,761
				4,643,646
Education revenue: 0.15%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2024	110,000	111,304
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2025	170,000	173,789
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2026	280,000	288,026
Hale Center TX Educational Facilities Corporation Revenue Improvement and Refunding Bonds Series 2022	5.00	3-1-2026	675,000	697,617
Odessa College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2023	500,000	502,291
				1,773,027
GO revenue: 3.16%
Andrews County TX Hospital District Series 2021	5.00	3-15-2025	1,140,000	1,185,419
Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2025	1,065,000	1,115,052
Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	3,825,000	3,660,218
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Fort Bend Independent School District School Building Series B øø	0.88%	8-1-2050	$ 3,130,000	$ 2,924,178
Georgetown Independent School District Series 2019-B	2.50	8-1-2044	5,000,000	4,975,919
Katy Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,381,565
Little Elm Independent School Series 2020 øø	0.68	8-15-2048	1,690,000	1,593,452
North East Independent School District Series 2022B	2.00	8-1-2052	2,600,000	2,577,955
Northside Independent School District Building Project	1.60	8-1-2049	3,170,000	3,069,868
Plainview Independent School District Series B	1.50	2-15-2050	9,000,000	8,904,778
Port Arthur TX Certificate of Obligation (BAM Insured)	5.00	2-15-2023	565,000	566,164
Port Arthur TX Certificate of Obligation (BAM Insured)	5.00	2-15-2025	445,000	463,886
Tomball Independent School District School Building Series B-1 øø	0.45	2-15-2036	2,000,000	1,969,880
				37,388,334
Health revenue: 0.89%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) €	3.79	7-1-2031	2,450,000	2,450,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Series 2020C-2	5.00	6-1-2032	3,100,000	3,202,611
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	3.79	7-1-2031	2,400,000	2,400,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) €	3.79	7-1-2031	1,200,000	1,200,000
Tarrant County Texas Cultural Education Buckner Retirement Services Incorporate Series 2016A	5.00	11-15-2023	1,245,000	1,254,992
				10,507,603
Housing revenue: 2.72%
Cameron County TX Housing Finance Corporation Series 2022	3.50	12-1-2024	3,800,000	3,786,084
Galveston TX Public Facility Corporation MFHR Bonds Series 2021 (Department of Housing and Urban Development Insured) øø	0.47	8-1-2025	5,200,000	4,896,634
Housing Options Incorporated MFHR Bonds Brooks Manor The Oaks Project Series 2021 øø	0.50	8-1-2041	6,250,000	5,731,441
Housing Synergy Public Facility Corporation Tax Revenue Bonds Series 2022 (Department of Housing and Urban Development Insured)	3.50	8-1-2025	5,000,000	4,989,123
Odessa TX Housing Finance Corporation MFHR Vera Odessa Apartments (FHA Insured) øø	0.35	9-1-2023	6,500,000	6,456,733
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments ø	0.70	1-1-2024	6,400,000	6,400,000
				32,260,015
Industrial development revenue: 0.48%
Austin TX Convention First Tier Series A	5.00	1-1-2023	750,000	750,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	3.74	6-1-2041	5,000,000	5,000,000
				5,750,000
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  31

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.08%
Dallas TX Performing Arts Cultural Facilities Corporation Revenue Bonds Series 2008A (Bank of America NA LOC) ø	3.71%	9-1-2041	$ 448,000	$ 448,000
Wise County TX Lease Revenue Refunding Bond Parker County Junior College	5.00	8-15-2024	450,000	459,988
				907,988
Resource recovery revenue: 0.84%
Port Corpus Christi Solid Waste Disposal Revenue Bonds Series 2002A 144Aø	3.90	7-1-2029	10,000,000	10,000,000
Transportation revenue: 0.22%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,564,923
Utilities revenue: 0.65%
Lower Colorado River Authority Series 2022	5.00	5-15-2023	395,000	397,535
San Antonio TX Electric and Gas Systems Refunding Bonds Series 2018 (SIFMA Municipal Swap +0.87%) ±	4.53	2-1-2048	4,000,000	4,000,022
Texas Municipal Gas Acquisition & Supply Corporation	5.00	12-15-2024	1,500,000	1,524,984
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2024	750,000	749,412
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2025	1,000,000	991,825
				7,663,778
				113,459,314
Utah: 0.12%
Airport revenue: 0.12%
Salt Lake City UT International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,325,000	1,375,027
Vermont: 0.16%
Education revenue: 0.16%
Vermont Educational & Health Buildings St. Michael's College Project	5.00	10-1-2023	1,185,000	1,185,667
Vermont Educational & Health Buildings St. Michael's College Project	5.00	10-1-2024	675,000	675,330
				1,860,997
Virginia: 2.87%
Education revenue: 0.06%
Virginia College Building Authority Regent University Project	5.00	6-1-2023	250,000	250,696
Virginia College Building Authority Regent University Project	5.00	6-1-2024	225,000	227,521
Virginia College Building Authority Regent University Project	5.00	6-1-2025	250,000	254,856
				733,073
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.09%
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00%	1-1-2023	$ 500,000	$ 500,000
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	508,425
				1,008,425
Housing revenue: 1.21%
Fairfax County VA Redevelopment and Housing Authority MFHR One University Senior Apartments	1.25	12-1-2025	15,000,000	14,305,697
Industrial development revenue: 0.33%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	3,955,203
Miscellaneous revenue: 0.23%
Louisa VA IDA Electric and Power Company Project Series A øø	0.75	11-1-2035	3,000,000	2,719,096
Transportation revenue: 0.38%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	4,520,000	4,561,294
Utilities revenue: 0.57%
Halifax County VA IDA Recovery Zone Facility Revenue Bonds Series 2010A	1.65	12-1-2041	3,500,000	3,360,706
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond	1.20	11-1-2040	3,525,000	3,363,330
				6,724,036
				34,006,824
Washington: 0.63%
Airport revenue: 0.22%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,566,349
Health revenue: 0.04%
Washington HCFR Series 2021 144A	5.00	12-1-2023	250,000	254,122
Washington HCFR Series 2021 144A	5.00	12-1-2024	195,000	202,041
				456,163
Housing revenue: 0.37%
Everett WA Housing Authority MFHR Baker Heights Legacy øø	0.30	9-1-2024	2,500,000	2,432,702
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	1,978,577
				4,411,279
				7,433,791
West Virginia: 0.57%
Health revenue: 0.34%
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,097,720
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  33

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.23%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bond Appalachian Power Company øø	0.63%	12-1-2038	$ 3,000,000	$ 2,704,552
				6,802,272
Wisconsin: 2.87%
Education revenue: 0.17%
Wisconsin HEFA Series 2022	5.00	10-1-2023	2,000,000	2,026,893
GO revenue: 0.08%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	975,086
Health revenue: 1.14%
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	4.21	8-15-2054	7,065,000	7,064,012
Wisconsin HEFA Revenue Bonds Series 2022A ø	4.23	2-15-2053	2,000,000	2,000,000
Wisconsin HEFA Series 2022	4.00	9-15-2023	710,000	708,468
Wisconsin HEFA Series 2022	4.00	9-15-2024	735,000	729,493
Wisconsin HEFA Series 2053 ø	4.23	2-15-2053	1,500,000	1,500,000
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	124,443
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	966,450
Wisconsin Hospital Renown Regional Medical Center Project PFA Series A	5.00	6-1-2025	385,000	398,823
				13,491,689
Housing revenue: 0.52%
Municipal Fund Trust Various States (Barclays Bank plc LOC) 144Aø	4.56	11-1-2024	6,140,000	6,140,000
Miscellaneous revenue: 0.58%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Bank NA LOC) ø	4.10	6-1-2036	500,000	500,000
Clayton WI BAN Series B	2.00	6-1-2026	1,000,000	939,083
PMA Levy and Aid Anticipation Notes Series 2022A	4.00	6-23-2023	2,500,000	2,508,875
Wisconsin GO Series A (SIFMA Municipal Swap +0.42%) ±	4.08	5-1-2025	3,000,000	2,960,875
				6,908,833
Utilities revenue: 0.26%
PFA PCR Duke Energy Progress Project Series 2022A	3.30	10-1-2046	3,000,000	3,005,717
Water & sewer revenue: 0.12%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,500,000	1,408,624
				33,956,842
Wyoming: 0.17%
Health revenue: 0.07%
Laramie County WY Series 2021	4.00	5-1-2025	750,000	767,569
Housing revenue: 0.10%
Wyoming CDA Housing Revenue Bonds 2021 Series B	0.35	12-1-2023	1,235,000	1,205,548
				1,973,117
Total Municipal obligations (Cost $1,164,746,606)				1,145,285,329

The accompanying notes are an integral part of these financial statements.

34  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.72%
Investment companies: 0.72%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		3.56%	8,545,072	$ 8,546,781
Total Short-term investments (Cost $8,546,781)				8,546,781
Total investments in securities (Cost $1,198,293,387)	99.51%			1,178,832,110
Other assets and liabilities, net	0.49			5,859,884
Total net assets	100.00%			$1,184,691,994

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  35

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$34,898,697	$376,386,125	$(402,728,730)	$(9,311)	$0	$8,546,781	8,545,072	$124,206
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,189,746,606)	$ 1,170,285,329
Investments in affiliated securities, at value (cost $8,546,781)	8,546,781
Cash due from broker	5,000,344
Receivable for interest	9,278,425
Receivable for Fund shares sold	2,019,225
Receivable for investments sold	590,000
Total assets	1,195,720,104
Liabilities
Overdraft due to custodian bank	4,958,997
Payable for Fund shares redeemed	2,417,187
Payable for investments purchased	2,200,000
Dividends payable	793,193
Management fee payable	148,277
Administration fees payable	87,570
Distribution fee payable	2,163
Trustees’ fees and expenses payable	1,914
Accrued expenses and other liabilities	418,809
Total liabilities	11,028,110
Total net assets	$1,184,691,994
Net assets consist of
Paid-in capital	$ 1,236,402,750
Total distributable loss	(51,710,756)
Total net assets	$1,184,691,994
Computation of net asset value and offering price per share
Net assets – Class A	$ 255,428,345
Shares outstanding – Class A1	27,062,913
Net asset value per share – Class A	$9.44
Maximum offering price per share – Class A2	$9.63
Net assets – Class A2	$ 28,047,985
Shares outstanding – Class A2[1]	2,971,905
Net asset value per share – Class A2	$9.44
Net assets – Class C	$ 3,215,015
Shares outstanding – Class C1	343,533
Net asset value per share – Class C	$9.36
Net assets – Class R6	$ 427,905,818
Shares outstanding – Class R6[1]	45,341,056
Net asset value per share – Class R6	$9.44
Net assets – Administrator Class	$ 8,892,022
Shares outstanding – Administrator Class[1]	941,959
Net asset value per share – Administrator Class	$9.44
Net assets – Institutional Class	$ 461,202,809
Shares outstanding – Institutional Class[1]	48,855,699
Net asset value per share – Institutional Class	$9.44
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  37

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 11,627,142
Income from affiliated securities	124,206
Total investment income	11,751,348
Expenses
Management fee	1,737,894
Administration fees
Class A	223,430
Class A2	28,621
Class C	2,368
Class R6	85,044
Administrator Class	4,971
Institutional Class	214,650
Shareholder servicing fees
Class A	347,420
Class A2	26,832
Class C	3,701
Administrator Class	12,276
Distribution fee
Class C	11,102
Custody and accounting fees	30,947
Professional fees	23,125
Registration fees	206
Shareholder report expenses	14,983
Trustees’ fees and expenses	11,164
Other fees and expenses	3,919
Total expenses	2,782,653
Less: Fee waivers and/or expense reimbursements
Fund-level	(595,567)
Class A	(123,315)
Class A2	(14,065)
Class C	(1,307)
Administrator Class	(976)
Net expenses	2,047,423
Net investment income	9,703,925
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,301,550)
Affiliated securities	(9,311)
Net realized losses on investments	(1,310,861)
Net change in unrealized gains (losses) on investments	(1,135,070)
Net realized and unrealized gains (losses) on investments	(2,445,931)
Net increase in net assets resulting from operations	$ 7,257,994
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Ultra Short-Term Municipal Income Fund

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 9,703,925		$ 9,953,322
Net realized losses on investments		(1,310,861)		(3,377,534)
Net change in unrealized gains (losses) on investments		(1,135,070)		(27,597,940)
Net increase (decrease) in net assets resulting from operations		7,257,994		(21,022,152)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,627,006)		(865,557)
Class A2		(223,565)		(131,876)
Class C		(6,632)		(248)
Class R6		(4,069,602)		(4,825,090)
Administrator Class		(57,349)		(35,353)
Institutional Class		(3,721,189)		(4,088,084)
Total distributions to shareholders		(9,705,343)		(9,946,208)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	716,026	6,743,173	7,968,345	76,073,481
Class A2	264,054	2,499,832	2,041,156	19,575,873
Class C	82,669	772,355	201,436	1,874,708
Class R6	27,801,411	262,294,752	88,642,693	846,259,035
Administrator Class	133,381	1,257,063	177,949	1,693,573
Institutional Class	17,410,272	164,323,673	65,339,432	623,543,205
		437,890,848		1,569,019,875
Reinvestment of distributions
Class A	163,843	1,543,949	87,879	835,057
Class A2	23,442	220,924	13,879	131,851
Class C	103	964	12	110
Class R6	13,785	129,928	26,441	253,024
Administrator Class	5,856	55,192	3,673	34,931
Institutional Class	347,808	3,278,594	346,770	3,303,797
		5,229,551		4,558,770
Payment for shares redeemed
Class A	(4,600,982)	(43,344,878)	(10,322,156)	(98,496,147)
Class A2	(1,502,142)	(14,179,555)	(2,275,348)	(21,707,756)
Class C	(1,793)	(16,686)	(114,010)	(1,077,939)
Class R6	(53,212,863)	(502,052,826)	(125,369,945)	(1,197,296,289)
Administrator Class	(353,197)	(3,328,641)	(602,756)	(5,745,921)
Institutional Class	(46,581,502)	(440,009,882)	(69,550,721)	(664,217,591)
		(1,002,932,468)		(1,988,541,643)
Net decrease in net assets resulting from capital share transactions		(559,812,069)		(414,962,998)
Total decrease in net assets		(562,259,418)		(445,931,358)
Net assets
Beginning of period		1,746,951,412		2,192,882,770
End of period		$ 1,184,691,994		$ 1,746,951,412
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  39

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.45	$9.61	$9.59	$9.60	$9.57	$9.57
Net investment income	0.06 [1]	0.03	0.04	0.12	0.12 [1]	0.08
Net realized and unrealized gains (losses) on investments	(0.01)	(0.16)	0.02	(0.01)	0.03	0.00 [2]
Total from investment operations	0.05	(0.13)	0.06	0.11	0.15	0.08
Distributions to shareholders from
Net investment income	(0.06)	(0.03)	(0.04)	(0.12)	(0.12)	(0.08)
Net asset value, end of period	$9.44	$9.45	$9.61	$9.59	$9.60	$9.57
Total return[3]	0.48%	(1.38)%	0.62%	1.13%	1.63%	0.88%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.66%	0.66%	0.77%	0.77%	0.77%
Net expenses	0.50%	0.50%	0.50%	0.65%	0.67%	0.67%
Net investment income	1.17%	0.29%	0.42%	1.21%	1.28%	0.86%
Supplemental data
Portfolio turnover rate	15%	46%	30%	55%	55%	50%
Net assets, end of period (000s omitted)	$255,428	$291,008	$317,609	$376,203	$444,581	$702,570

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A2	Six months ended December 31, 2022 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$9.45	$9.61	$9.59	$9.58
Net investment income	0.06	0.03	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.01)	(0.16)	0.02	0.01
Total from investment operations	0.05	(0.13)	0.06	0.02
Distributions to shareholders from
Net investment income	(0.06)	(0.03)	(0.04)	(0.01)
Net asset value, end of period	$9.44	$9.45	$9.61	$9.59
Total return[2]	0.53%	(1.36)%	0.62%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.64%	0.66%	0.65%
Net expenses	0.40%	0.48%	0.50%	0.50%
Net investment income	1.25%	0.29%	0.40%	0.88%
Supplemental data
Portfolio turnover rate	15%	46%	30%	55%
Net assets, end of period (000s omitted)	$28,048	$39,575	$42,354	$25

[1]	For the period from May 29, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  41

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.32	$9.48	$9.41	$9.43	$9.40	$9.40
Net investment income	0.02 [1]	0.00 [1,2]	0.00 [1,2]	0.04 [1]	0.05 [1]	0.01 [1]
Payment from affiliate	0.00	0.00	0.07	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.04	(0.16)	0.00	(0.02)	0.03	0.00 [2]
Total from investment operations	0.06	(0.16)	0.07	0.02	0.08	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [2]	(0.00) [2]	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$9.36	$9.32	$9.48	$9.41	$9.43	$9.40
Total return[3]	0.64% [4]	(1.67)%	0.76% [5]	0.26%	0.87%	0.16%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.40%	1.41%	1.51%	1.52%	1.52%
Net expenses	1.24% *	0.81% *	0.92% *	1.41%	1.42%	1.42%
Net investment income	0.45%	0.02%	0.02%	0.47%	0.54%	0.11%
Supplemental data
Portfolio turnover rate	15%	46%	30%	55%	55%	50%
Net assets, end of period (000s omitted)	$3,215	$2,448	$1,659	$2,925	$10,135	$17,154

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended December 31, 2022 (unaudited)	0.01%
Year ended June 30, 2022	0.44%
Year ended June 30, 2021	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the six months ended December 31, 2022, the Fund received payments from a service provider which had a 0.44% impact on the total return.
[5]	During the year ended June 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.73% on total return.
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$9.45	$9.61	$9.59	$9.60	$9.58
Net investment income	0.07	0.06	0.07	0.15	0.15 [2]
Net realized and unrealized gains (losses) on investments	(0.01)	(0.16)	0.02	(0.01)	0.02
Total from investment operations	0.06	(0.10)	0.09	0.14	0.17
Distributions to shareholders from
Net investment income	(0.07)	(0.06)	(0.07)	(0.15)	(0.15)
Net asset value, end of period	$9.44	$9.45	$9.61	$9.59	$9.60
Total return[3]	0.64%	(1.09)%	0.92%	1.47%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.28%	0.28%	0.28%	0.38%	0.39%
Net expenses	0.20%	0.20%	0.20%	0.31%	0.32%
Net investment income	1.44%	0.56%	0.71%	1.54%	1.73%
Supplemental data
Portfolio turnover rate	15%	46%	30%	55%	55%
Net assets, end of period (000s omitted)	$427,906	$668,633	$1,032,413	$822,986	$770,634

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  43

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.45	$9.61	$9.59	$9.60	$9.57	$9.57
Net investment income	0.06 [1]	0.03 [1]	0.04	0.12 [1]	0.13 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	(0.16)	0.02	(0.01)	0.03	0.01
Total from investment operations	0.05	(0.13)	0.06	0.11	0.16	0.09
Distributions to shareholders from
Net investment income	(0.06)	(0.03)	(0.04)	(0.12)	(0.13)	(0.09)
Net asset value, end of period	$9.44	$9.45	$9.61	$9.59	$9.60	$9.57
Total return[2]	0.48%	(1.39)%	0.62%	1.19%	1.70%	0.95%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.60%	0.60%	0.70%	0.70%	0.70%
Net expenses	0.50%	0.50%	0.50%	0.59%	0.60%	0.60%
Net investment income	1.15%	0.27%	0.42%	1.28%	1.34%	0.82%
Supplemental data
Portfolio turnover rate	15%	46%	30%	55%	55%	50%
Net assets, end of period (000s omitted)	$8,892	$10,929	$15,157	$18,243	$25,649	$53,746

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.45	$9.61	$9.59	$9.60	$9.57	$9.58
Net investment income	0.07	0.05	0.06	0.14	0.15 [1]	0.11
Net realized and unrealized gains (losses) on investments	(0.01)	(0.16)	0.02	0.00	0.03	(0.01)
Total from investment operations	0.06	(0.11)	0.08	0.14	0.18	0.10
Distributions to shareholders from
Net investment income	(0.07)	(0.05)	(0.06)	(0.15)	(0.15)	(0.11)
Net asset value, end of period	$9.44	$9.45	$9.61	$9.59	$9.60	$9.57
Total return[2]	0.61%	(1.14)%	0.87%	1.42%	1.93%	1.07%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.33%	0.33%	0.43%	0.44%	0.44%
Net expenses	0.25%	0.25%	0.25%	0.36%	0.37%	0.37%
Net investment income	1.39%	0.52%	0.66%	1.50%	1.56%	1.16%
Supplemental data
Portfolio turnover rate	15%	46%	30%	55%	55%	50%
Net assets, end of period (000s omitted)	$461,203	$734,360	$783,690	$685,081	$643,762	$2,141,197

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  45

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

46  |  Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $1,198,293,387 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 278,669
Gross unrealized losses	(19,739,946)
Net unrealized losses	$(19,461,277)
As of June 30, 2022, the Fund had capital loss carryforwards which consisted of $5,261,612 in short-term capital losses and $25,175,206 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 25,000,000	$0	$ 25,000,000
Municipal obligations	0	1,145,285,329	0	1,145,285,329
Short-term investments
Investment companies	8,546,781	0	0	8,546,781
Total assets	$8,546,781	$1,170,285,329	$0	$1,178,832,110
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Ultra Short-Term Municipal Income Fund  |  47

Notes to financial statements (unaudited)
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class A2	0.16
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or

48  |  Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended December 31, 2022.  These voluntary class-level waivers may be discontinued at any time.  As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.50%
Class A2	0.40
Class C	1.25
Class R6	0.20
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2022, Allspring Funds Distributor received $106 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $87,810,000, $196,420,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $175,486,112 and $300,848,002, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Ultra Short-Term Municipal Income Fund  |  49

Notes to financial statements (unaudited)
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

50  |  Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Ultra Short-Term Municipal Income Fund  |  51

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

52  |  Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Ultra Short-Term Municipal Income Fund  |  53

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

54  |  Allspring Ultra Short-Term Municipal Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-iy0qjfzu 02-23
SAR3011 12-22

Semi-Annual Report
December 31, 2022
Allspring
Wisconsin Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Wisconsin Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Wisconsin Tax-Free Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Wisconsin Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Wisconsin Tax-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin, Thomas Stoeckmann

Average annual total returns (%) as of December 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WWTFX)	3-31-2008	-11.50	-0.01	1.22	-7.32	0.92	1.69	0.92	0.70
Class C (WWTCX)	12-26-2002	-9.03	0.15	1.08	-8.03	0.15	1.08	1.67	1.45
Institutional Class (WWTIX)[3]	10-31-2016	–	–	–	-7.16	1.09	1.80	0.59	0.52
Bloomberg Municipal Bond Index[4]	–	–	–	–	-8.53	1.25	2.13	–	–
Bloomberg Wisconsin Municipal Bond Index[5]	–	–	–	–	-8.48	0.98	1.88	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares , and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Wisconsin Municipal Bond Index is the Wisconsin component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Wisconsin and Puerto Rico municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Wisconsin Tax-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Wisconsin Tax-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 999.79	$3.48	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Class C
Actual	$1,000.00	$ 995.96	$7.29	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Institutional Class
Actual	$1,000.00	$1,000.66	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.55%
Alabama: 0.72%
Utilities revenue: 0.72%
Black Belt Energy Gas District Series 2021C-1	4.00%	10-1-2052	$1,000,000	$ 987,716
Georgia: 0.34%
Utilities revenue: 0.34%
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00	8-1-2052	500,000	470,091
Guam: 6.90%
Airport revenue: 3.26%
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	825,000	834,454
Guam International Airport Authority Prerefunded Revenue Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	270,000	275,457
Guam International Airport Authority Prerefunded Revenue Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	1,230,000	1,254,858
Guam International Airport Authority Revenue Bond A.B. Won Pat International Airport Series 2013C (AGM Insured)	6.00	10-1-2034	365,000	372,046
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	250,000	252,993
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,015,708
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	469,679
				4,475,195
Tax revenue: 1.08%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	435,755
Guam Government Hotel Occupancy Refunding Bond Series A	5.00	11-1-2035	1,000,000	1,042,100
				1,477,855
Utilities revenue: 0.38%
Guam Power Authority Series A	5.00	10-1-2026	500,000	524,549
Water & sewer revenue: 2.18%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	297,324
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	512,325
Guam Government Waterworks Authority Water and Wastewater Revenue Bonds Series 2016	5.00	1-1-2046	2,215,000	2,179,376
				2,989,025
				9,466,624
Illinois: 3.36%
GO revenue: 2.13%
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	1,000,000	856,583
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,049,604
Illinois GO Series March 2022A	5.00	3-1-2024	500,000	506,938
Illinois GO Series March 2022A	5.25	3-1-2037	500,000	510,904
				2,924,029
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.23%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project 144A	2.69%	12-1-2026	$ 305,000	$ 280,564
Illinois GO Series July 2013	5.50	7-1-2026	250,000	251,985
Illinois GO Series June 2013	5.25	7-1-2028	500,000	502,494
Illinois GO Series November 2017C	5.00	11-1-2029	630,000	645,408
				1,680,451
				4,604,480
Maryland: 0.71%
Housing revenue: 0.71%
Maryland CDA Department of Housing & Community Multifamily Development Series 2022-D	3.15	7-1-2024	1,000,000	978,201
New Jersey: 1.33%
Education revenue: 0.32%
Camden County NJ Improvement Authority School Revenue Bonds 2022 Project	6.00	6-15-2047	425,000	446,772
Transportation revenue: 1.01%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,382,841
				1,829,613
New York: 1.03%
Education revenue: 1.03%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	391,908
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,021,155
				1,413,063
Pennsylvania: 3.26%
Education revenue: 0.43%
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2032	600,000	585,956
Health revenue: 1.41%
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	2,000,000	1,938,761
Housing revenue: 1.42%
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	2,000,000	1,944,198
				4,468,915
Puerto Rico: 1.42%
Health revenue: 1.42%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2026	205,000	215,002
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00%	7-1-2031	$ 435,000	$ 479,581
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2032	925,000	1,010,674
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2034	220,000	238,853
				1,944,110
South Carolina: 0.73%
Utilities revenue: 0.73%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	995,067
Texas: 2.13%
Education revenue: 0.75%
Hale Center Texas Education Facilities Corporation Revenue Refunding Bond Wayland Baptist University Project Series 2022	5.00	3-1-2027	990,000	1,029,178
GO revenue: 1.38%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	1,898,389
				2,927,567
Wisconsin: 76.62%
Education revenue: 7.72%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,119,014
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.00	4-1-2038	1,200,000	865,140
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2039	1,000,000	719,718
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2040	1,000,000	702,576
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2041	750,000	529,478
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2042	1,000,000	698,170
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,362,918
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,685,000	1,496,504
Wisconsin HEFA The Medical College of Wisconsin Incorporated Series 2022	5.00	12-1-2041	2,000,000	2,099,356
				10,592,874
GO revenue: 1.26%
Milwaukee WI Series B6	3.00	4-1-2024	570,000	567,549
Milwaukee WI Series B6	5.00	4-1-2023	580,000	582,156
Milwaukee WI Series B6	5.00	4-1-2025	550,000	576,032
				1,725,737
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 21.53%
PFA Wisconsin Healthcare Facilities Appalachian Regional Healthcare System Series A	5.00%	7-1-2037	$ 275,000	$ 285,802
PFA Wisconsin Healthcare Facilities Appalachian Regional Healthcare System Series A	5.00	7-1-2038	375,000	387,747
Wisconsin HEFA Bellin Memorial Hospital Incorporated Refunding Revenue Bond Series 2015	3.38	12-1-2031	180,000	179,587
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series 2015	3.13	12-1-2029	150,000	147,889
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	188,357
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	165,213
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.50	12-1-2052	2,500,000	2,674,398
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	2,946,105
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	50,000	53,940
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,379,776
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	221,665
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	181,182
Wisconsin HEFA Marshfield Clinic Health System	4.00	2-15-2042	500,000	446,801
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,390,531
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	421,896
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	685,425
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	523,857
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	522,589
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	927,697
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	566,926
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	950,235
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	607,095
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	340,000	358,978
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,001,069
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,786,729
Wisconsin HEFA Revenue Bonds Series 2018 B	5.00	6-1-2038	350,000	350,287
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	200,000	202,570
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	251,615
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,485,000	3,504,990
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00	9-15-2045	650,000	513,028
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2045	475,000	382,705
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2023	125,000	124,718
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2024	125,000	124,002
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2030	100,000	94,810
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2031	75,000	70,296
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00%	8-15-2041	$2,145,000	$ 1,826,557
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2046	850,000	691,231
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2051	500,000	394,294
				29,532,592
Housing revenue: 16.37%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2023	50,000	49,736
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	115,511
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	226,093
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	875,000	775,165
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	10,000	10,003
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	168,551
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,311,624
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,023,544
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	478,766
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,429,542
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	1,970,037
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	737,479
Wisconsin Housing & EDA Series A	5.75	11-1-2043	1,240,000	1,251,382
Wisconsin Housing & EDA Series B (Department of Housing and Urban Development Insured) øø	0.40	5-1-2045	1,445,000	1,397,787
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured) øø	0.61	11-1-2042	2,900,000	2,760,586
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	260,035
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	299,739
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	189,932
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	302,875
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	282,098
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	312,880
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,100,000	1,104,940
Wisconsin Housing and Economic Development Authority Demand Home Ownership Revenue Bonds Series E (FHLB SPA) ø	3.78	9-1-2035	2,000,000	2,000,000
				22,458,305
Miscellaneous revenue: 18.34%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Bank NA LOC) ø	4.10	6-1-2036	1,000,000	1,000,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,385,562
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	927,993
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00%	6-1-2036	$ 265,000	$ 269,440
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00	6-1-2049	8,000,000	2,293,881
Kaukauna WI RDA	3.75	6-1-2032	850,000	858,698
Kaukauna WI RDA	4.00	6-1-2023	200,000	200,557
Kaukauna WI RDA	4.00	6-1-2025	425,000	435,635
Kaukauna WI RDA	4.00	6-1-2028	425,000	433,862
Kaukauna WI RDA	4.00	6-1-2035	900,000	911,247
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2033	750,000	803,315
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	236,804
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	350,071
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	722,984
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,069,580
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	534,037
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2024	280,000	290,514
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,100,623
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,077,142
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	804,448
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (NPFGC Insured)	4.00	8-1-2023	1,500,000	1,507,091
Weston WI CDA Series A	1.90	10-1-2023	800,000	790,670
Weston WI CDA Series A	2.00	10-1-2024	625,000	607,831
Weston WI CDA Series A	2.15	10-1-2025	615,000	599,844
Weston WI CDA Series A	2.25	10-1-2026	940,000	915,658
Weston WI CDA Series A	2.40	10-1-2027	570,000	556,987
Wisconsin Dells Community Development Authority Series B	3.35	3-1-2026	530,000	521,827
Wisconsin GO Series A (SIFMA Municipal Swap +0.42%) ±	4.08	5-1-2025	4,000,000	3,947,833
				25,154,134
Tax revenue: 11.03%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2023	1,600,000	1,637,181
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	2,435,000	2,606,331
Warrens WI CDA Interim Community Development Workout Extension	3.70	11-1-2029	132,418	90,451
Wisconsin Center District Appropriation Milwaukee Arena Project 2016	5.00	12-15-2023	550,000	560,340
Wisconsin Center District CAB (AGM Insured) ¤	0.00	12-15-2030	295,000	218,228
Wisconsin Center District CAB Junior Dedicated Series D ¤	0.00	12-15-2045	1,250,000	420,984
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤	0.00	12-15-2033	2,985,000	1,910,449
Wisconsin Center District CAB Series A (NPFGC Insured) ¤	0.00	12-15-2027	100,000	83,525
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)	5.25	12-15-2023	285,000	285,936
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)	5.25	12-15-2027	220,000	237,433
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2023	315,000	320,526
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2027	785,000	847,310
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,137,621
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	953,609
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,060,383
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Wisconsin Center District Milwaukee Arena Project		5.00%	12-15-2032	$ 85,000	$ 90,777
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2028	1,075,000	866,641
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2030	1,095,000	810,034
					15,137,759
Utilities revenue: 0.37%
PFA PCR Duke Energy Progress Project Series 2022A ##		3.30	10-1-2046	500,000	500,953
					105,102,354
Total Municipal obligations (Cost $143,375,756)					135,187,801
Total investments in securities (Cost $143,375,756)	98.55%				135,187,801
Other assets and liabilities, net	1.45				1,991,863
Total net assets	100.00%				$137,179,664

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  15

Statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $143,375,756)	$ 135,187,801
Cash	392,686
Receivable for interest	1,422,721
Receivable for Fund shares sold	895,450
Prepaid expenses and other assets	55,171
Total assets	137,953,829
Liabilities
Payable for Fund shares redeemed	396,504
Payable for when-issued transactions	254,488
Dividends payable	30,665
Management fee payable	30,607
Administration fees payable	14,907
Distribution fee payable	2,708
Accrued expenses and other liabilities	44,286
Total liabilities	774,165
Total net assets	$137,179,664
Net assets consist of
Paid-in capital	$ 145,810,928
Total distributable loss	(8,631,264)
Total net assets	$137,179,664
Computation of net asset value and offering price per share
Net assets – Class A	$ 61,502,918
Shares outstanding – Class A1	6,042,452
Net asset value per share – Class A	$10.18
Maximum offering price per share – Class A2	$10.66
Net assets – Class C	$ 3,951,398
Shares outstanding – Class C1	388,216
Net asset value per share – Class C	$10.18
Net assets – Institutional Class	$ 71,725,348
Shares outstanding – Institutional Class[1]	7,045,811
Net asset value per share – Institutional Class	$10.18
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Wisconsin Tax-Free Fund

Statement of operations—six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 2,190,734
Expenses
Management fee	295,707
Administration fees
Class A	52,666
Class C	3,264
Institutional Class	31,176
Shareholder servicing fees
Class A	82,203
Class C	5,082
Distribution fee
Class C	15,246
Custody and accounting fees	3,953
Professional fees	29,710
Registration fees	29,013
Shareholder report expenses	14,573
Trustees’ fees and expenses	11,164
Other fees and expenses	2,915
Total expenses	576,672
Less: Fee waivers and/or expense reimbursements
Fund-level	(116,993)
Net expenses	459,679
Net investment income	1,731,055
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(228,181)
Net change in unrealized gains (losses) on investments	(1,630,284)
Net realized and unrealized gains (losses) on investments	(1,858,465)
Net decrease in net assets resulting from operations	$ (127,410)
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  17

Statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income		$ 1,731,055		$ 3,147,668
Net realized losses on investments		(228,181)		(185,821)
Net change in unrealized gains (losses) on investments		(1,630,284)		(14,929,330)
Net decrease in net assets resulting from operations		(127,410)		(11,967,483)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(747,982)		(1,413,674)
Class C		(30,880)		(58,669)
Institutional Class		(952,196)		(1,850,887)
Total distributions to shareholders		(1,731,058)		(3,323,230)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	361,753	3,685,232	620,159	6,828,863
Class C	38,432	391,878	91,176	995,979
Institutional Class	2,106,856	21,431,350	3,238,533	35,149,888
		25,508,460		42,974,730
Reinvestment of distributions
Class A	67,753	686,485	116,034	1,267,180
Class C	2,972	30,099	5,293	57,878
Institutional Class	91,761	929,915	166,521	1,819,075
		1,646,499		3,144,133
Payment for shares redeemed
Class A	(833,724)	(8,417,491)	(1,100,996)	(11,868,079)
Class C	(61,451)	(627,033)	(175,453)	(1,884,410)
Institutional Class	(2,812,158)	(28,551,421)	(3,600,905)	(38,548,690)
		(37,595,945)		(52,301,179)
Net decrease in net assets resulting from capital share transactions		(10,440,986)		(6,182,316)
Total decrease in net assets		(12,299,454)		(21,473,029)
Net assets
Beginning of period		149,479,118		170,952,147
End of period		$137,179,664		$149,479,118
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Wisconsin Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.30	$11.28	$11.12	$11.04	$10.74	$10.83
Net investment income	0.12	0.20	0.21	0.25	0.29	0.28
Net realized and unrealized gains (losses) on investments	(0.12)	(0.97)	0.16	0.08	0.30	(0.09)
Total from investment operations	0.00	(0.77)	0.37	0.33	0.59	0.19
Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.21)	(0.25)	(0.29)	(0.28)
Net realized gains	0.00	(0.01)	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.12)	(0.21)	(0.21)	(0.25)	(0.29)	(0.28)
Net asset value, end of period	$10.18	$10.30	$11.28	$11.12	$11.04	$10.74
Total return[2]	(0.02)%	(6.93)%	3.37%	3.05%	5.56%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.92%	0.92%	0.95%	0.94%	0.88%
Net expenses	0.69%	0.69%	0.68%	0.69%	0.70%	0.70%
Net investment income	2.27%	1.79%	1.88%	2.24%	2.66%	2.57%
Supplemental data
Portfolio turnover rate	9%	12%	10%	24%	8%	11%
Net assets, end of period (000s omitted)	$61,503	$66,388	$76,836	$81,173	$84,924	$87,790

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.30	$11.28	$11.12	$11.04	$10.74	$10.83
Net investment income	0.08	0.11	0.13	0.17 [1]	0.21	0.20
Net realized and unrealized gains (losses) on investments	(0.12)	(0.97)	0.16	0.08	0.30	(0.09)
Total from investment operations	(0.04)	(0.86)	0.29	0.25	0.51	0.11
Distributions to shareholders from
Net investment income	(0.08)	(0.11)	(0.13)	(0.17)	(0.21)	(0.20)
Net realized gains	0.00	(0.01)	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.08)	(0.12)	(0.13)	(0.17)	(0.21)	(0.20)
Net asset value, end of period	$10.18	$10.30	$11.28	$11.12	$11.04	$10.74
Total return[3]	(0.40)%	(7.64)%	2.58%	2.27%	4.78%	1.01%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.66%	1.67%	1.70%	1.69%	1.63%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.51%	1.02%	1.12%	1.49%	1.92%	1.83%
Supplemental data
Portfolio turnover rate	9%	12%	10%	24%	8%	11%
Net assets, end of period (000s omitted)	$3,951	$4,204	$5,496	$5,842	$6,687	$8,105

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Wisconsin Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.30	$11.28	$11.12	$11.04	$10.74	$10.83
Net investment income	0.13	0.22	0.23	0.27	0.31	0.30
Net realized and unrealized gains (losses) on investments	(0.12)	(0.97)	0.16	0.08	0.30	(0.09)
Total from investment operations	0.01	(0.75)	0.39	0.35	0.61	0.21
Distributions to shareholders from
Net investment income	(0.13)	(0.22)	(0.23)	(0.27)	(0.31)	(0.30)
Net realized gains	0.00	(0.01)	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.13)	(0.23)	(0.23)	(0.27)	(0.31)	(0.30)
Net asset value, end of period	$10.18	$10.30	$11.28	$11.12	$11.04	$10.74
Total return[2]	0.07%	(6.78)%	3.54%	3.23%	5.75%	1.95%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.59%	0.59%	0.62%	0.61%	0.55%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.44%	1.96%	2.04%	2.40%	2.85%	2.79%
Supplemental data
Portfolio turnover rate	9%	12%	10%	24%	8%	11%
Net assets, end of period (000s omitted)	$71,725	$78,887	$88,620	$68,230	$43,978	$36,181

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund (the "Fund") which is a non-diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

22  |  Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $143,362,203 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 593,046
Gross unrealized losses	(8,767,448)
Net unrealized losses	$(8,174,402)
As of June 30, 2022, the Fund had current year deferred post-October capital losses consisting of $76,000 in short-term capital losses and $128,300 in long-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Wisconsin Tax-Free Fund  |  23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$135,187,801	$0	$135,187,801
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Institutional Class	0.08

24  |  Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.70%
Class C	1.45
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended December 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $9,510,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2022 were $11,911,483 and $21,178,827, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.

Allspring Wisconsin Tax-Free Fund  |  25

Notes to financial statements (unaudited)
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund's investments were concentrated in the state of Wisconsin.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26  |  Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Wisconsin Tax-Free Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Wisconsin Tax-Free Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Wisconsin Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-6zcthmuw 02-23
SAR3328 12-22

Semi-Annual Report
December 31, 2022
Allspring
Alternative Risk Premia Fund

The views expressed and any forward-looking statements are as of December 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Alternative Risk Premia Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Alternative Risk Premia Fund for the six-month period that ended December 31, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the six-month period, stocks and bonds had mixed results, with emerging market equities trailing those of developed markets and both U.S. and non-U.S. bonds fighting an uphill battle in the face of sustained interest rate increases. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 2.31%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 2.96%, while the MSCI EM Index (Net) (USD)3 declined 2.99%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -2.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -2.65%, the Bloomberg Municipal Bond Index6 gained 0.50%, and the ICE BofA U.S. High Yield Index7 returned 3.33%.
Persistent inflation and economic fallout from the Russia-Ukraine war drove markets.
Markets rebounded from earlier losses in July, led by U.S. stocks. While evidence pointed to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Federal Reserve (Fed) raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Alternative Risk Premia Fund

Letter to shareholders (unaudited)
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
“ The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Alternative Risk Premia Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Alternative Risk Premia Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Petros N. Bocray, CFA®‡, FRM, Eddie Cheng, CFA®‡, Monisha Jayakumar

Average annual total returns (%) as of December 31, 2022
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net [2]
Class R6 (WRPRX)	1-29-2019	10.39	-1.49	1.18	0.65
Institutional Class (WRPIX)	1-29-2019	10.40	-1.58	1.28	0.75
ICE BofA 3-Month U.S. Treasury Bill Index[3]	–	1.47	1.09 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund's website, allspringglobal.com..
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.62% for Class R6 and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
The investment techniques employed by the Fund create leverage. As a result, the sum of the Fund's investment exposures will typically exceed the amount of the Fund's net assets. These exposures may vary over time. We expect gross notional exposure of the Fund to be in a range of 400% to 1200% of the net asset value of the Fund under normal market conditions. Leverage may be significantly different (higher or lower) as deemed necessary by the investment manager. We expect net notional exposure of the Fund to be in a range of -200% to 200% of the net asset value of the Fund under normal market conditions.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Alternative Risk Premia Fund

Performance highlights (unaudited)
Alternative risk premia investment risk is the Fund's ability to achieve its investment objective depending largely upon the portfolio managers' successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to subsidiary risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Net asset exposure as of December 31, 2022
	% of net assets
	Long positions	Short positions
Stocks	32	23
Bond futures	19	29
Currency forwards	48	69
Equity index futures	11	3
Commodity futures	13	13
[1]	Figures are subject to change and may have changed since the date specified.

Allspring Alternative Risk Premia Fund  |  7

Consolidated fund expenses (unaudited)
As a shareholder of the Fund, you incur including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2022 to December 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2022	Ending account value 12-31-2022	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class R6
Actual	$1,000.00	$1,021.64	$3.16	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%
Institutional Class
Actual	$1,000.00	$1,022.71	$3.67	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

	Yield	Shares	Value
Short-term investments: 79.34%
Investment companies: 20.03%
Allspring Government Money Market Fund Select Class ♠∞*	4.09%	7,815,114	$ 7,815,114

			Maturity date	Principal
U.S. Treasury securities: 59.31%
U.S. Treasury Bill ☼		2.10	1-12-2023	$14,900,000	14,887,065
U.S. Treasury Bill ☼#		2.64	6-15-2023	2,750,000	2,694,563
U.S. Treasury Bill ☼		4.58	6-29-2023	3,000,000	2,933,588
U.S. Treasury Bill ☼#		4.68	12-28-2023	2,750,000	2,626,320
					23,141,536
Total Short-term investments (Cost $30,980,871)					30,956,650
Total investments in securities (Cost $30,980,871)	79.34%				30,956,650
Other assets and liabilities, net	20.66				8,063,445
Total net assets	100.00%				$39,020,095

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$26,833,161	$31,403,860	$(50,421,907)	$0	$0	$7,815,114	7,815,114	$228,547
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
3,861,000 SEK	379,965 USD	Goldman Sachs International	1-18-2023	$ 0	$ (9,656)
5,800,000 EUR	6,200,502 USD	Goldman Sachs International	1-18-2023	14,005	0
6,031,000 ZAR	350,459 USD	Goldman Sachs International	1-18-2023	4,066	0
7,817,000 PLN	1,771,811 USD	Goldman Sachs International	1-18-2023	10,469	0
293,479,000 JPY	2,187,783 USD	Goldman Sachs International	1-18-2023	52,281	0
168,000 GBP	208,856 USD	Goldman Sachs International	1-18-2023	0	(5,677)
1,160,465,000 CLP	1,333,010 USD	Goldman Sachs International	1-18-2023	33,324	0
1,164,000 NZD	751,754 USD	Goldman Sachs International	1-18-2023	0	(12,596)
36,909,000 MXN	1,862,933 USD	Goldman Sachs International	1-18-2023	26,423	0
614,292,000 HUF	1,602,306 USD	Goldman Sachs International	1-18-2023	37,507	0
6,014,000 BRL	1,123,995 USD	Goldman Sachs International	1-18-2023	11,899	0
19,244,000 CZK	844,858 USD	Goldman Sachs International	1-18-2023	5,976	0
5,841,570 USD	8,494,000 AUD	Goldman Sachs International	1-18-2023	55,158	0
5,624,116 USD	7,623,000 CAD	Goldman Sachs International	1-18-2023	0	(6,278)
1,509,673 USD	23,482,962,000 IDR	Goldman Sachs International	1-18-2023	1,426	0
7,560,454 USD	6,950,000 CHF	Goldman Sachs International	1-18-2023	32,827	0
5,943,854 USD	57,821,000 NOK	Goldman Sachs International	1-18-2023	38,453	0
364,426 USD	30,118,000 INR	Goldman Sachs International	1-18-2023	653	0
160,674 USD	208,121,000 KRW	Goldman Sachs International	1-18-2023	0	(3,953)
				$324,467	$(38,160)
The accompanying notes are an integral part of these consolidated financial statements.

10  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
London Metal Exchange Aluminum Futures**	4	1-16-2023	$ 247,819	$ 234,951	$ 0	$ (12,868)
London Metal Exchange Nickel Futures**	1	1-16-2023	165,161	179,406	14,245	0
CAC 40 Index	8	1-20-2023	569,923	554,107	0	(15,816)
Brent Crude Oil Futures**	2	1-31-2023	177,145	171,820	0	(5,325)
NY Harbor Ultra-Low Sulfur Diesel Futures**	2	1-31-2023	263,296	276,780	13,484	0
Low Sugar Gas Oil Futures**	6	2-10-2023	532,365	543,600	11,235	0
Sugar #11 World Futures**	33	2-28-2023	699,379	740,678	41,299	0
Cotton #2 Futures**	19	3-9-2023	800,744	792,015	0	(8,729)
TOPIX Index	4	3-9-2023	592,985	576,501	0	(16,484)
Corn Futures**	9	3-14-2023	298,147	305,325	7,178	0
KC Hard Red Winter Wheat Futures**	2	3-14-2023	89,320	88,800	0	(520)
Soybean Futures**	10	3-14-2023	741,913	762,000	20,087	0
Soybean Meal Futures**	23	3-14-2023	1,034,168	1,083,300	49,132	0
Soybean Oil Futures**	6	3-14-2023	228,119	230,652	2,533	0
S&P/TSX 60 Index	3	3-16-2023	536,937	518,420	0	(18,517)
SPI 200 Index	5	3-16-2023	610,308	595,063	0	(15,245)
DAX Index	1	3-17-2023	385,566	374,336	0	(11,230)
E-Mini S&P 500 Index	3	3-17-2023	595,336	579,150	0	(16,186)
Euro STOXX 50 Index	13	3-17-2023	546,360	526,715	0	(19,645)
FTSE 100 Index	7	3-17-2023	630,481	631,822	1,341	0
10-Year Canadian Treasury Bonds	58	3-22-2023	5,430,041	5,249,557	0	(180,484)
10-Year U.S. Treasury Notes	19	3-22-2023	2,139,478	2,133,641	0	(5,837)
Silver Futures**	2	3-29-2023	220,957	240,400	19,443	0
Short
London Metal Exchange Aluminum Futures**	(18)	1-16-2023	(1,015,903)	(1,057,280)	0	(41,377)
London Metal Exchange Lead Futures**	(3)	1-16-2023	(162,586)	(174,188)	0	(11,602)
London Metal Exchange Nickel Futures**	(1)	1-16-2023	(143,583)	(179,406)	0	(35,823)
London Metal Exchange Zinc Futures**	(7)	1-16-2023	(505,866)	(523,294)	0	(17,428)
WTI Crude Oil Futures**	(6)	1-20-2023	(443,020)	(481,560)	0	(38,540)
Gasoline RBOB Futures**	(1)	1-31-2023	(92,036)	(104,089)	0	(12,053)
Lean Hogs Futures**	(11)	2-14-2023	(389,008)	(385,880)	3,128	0
Gold 100 Ounces Futures**	(2)	2-24-2023	(362,533)	(365,240)	0	(2,707)
Natural Gas Futures**	(2)	2-24-2023	(116,894)	(82,080)	34,814	0
Live Cattle Futures**	(19)	2-28-2023	(1,161,024)	(1,200,040)	0	(39,016)
Euro-Bund Futures	(23)	3-8-2023	(3,482,996)	(3,272,782)	210,214	0
London Metal Exchange Copper Futures**	(1)	3-13-2023	(208,627)	(209,388)	0	(761)
Wheat Futures**	(3)	3-14-2023	(118,376)	(118,800)	0	(424)
10-Year Australian Treasury Bonds	(27)	3-15-2023	(2,252,802)	(2,126,567)	126,235	0
Cocoa Futures**	(7)	3-16-2023	(176,093)	(182,000)	0	(5,907)
E-Mini Nasdaq 100 Index	(2)	3-17-2023	(467,433)	(440,890)	26,543	0
E-Mini Russell 2000 Index	(4)	3-17-2023	(362,339)	(354,180)	8,159	0
MSCI Emerging Markets Index	(10)	3-17-2023	(485,271)	(479,700)	5,571	0
Coffee C Futures**	(8)	3-21-2023	(498,775)	(501,900)	0	(3,125)
Long Gilt Bonds	(50)	3-29-2023	(6,305,786)	(6,038,706)	267,080	0
					$861,721	$(535,649)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  11

Consolidated portfolio of investments—December 31, 2022 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs International	Monthly	2-1-2024	$3,435,609	$3,643,046	$207,437	$0

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Spark New Zealand Limited	15,240	$ 52,250	1.43%
Entertainment
Toho Company Limited Tokyo	1,100	42,579	1.17
Ubisoft Entertainment SA	2,112	59,707	1.64
Interactive media & services
Auto Trader Group plc	14,024	87,416	2.40
Kakaku.com Incorporated	3,300	53,106	1.46
Wireless telecommunication services
Tele2 AB Class B	7,634	62,258	1.71
		357,316
Consumer discretionary
Automobiles
Isuzu Motors Limited	4,100	48,329	1.33
Mazda Motor Corporation	11,700	89,596	2.46
Diversified consumer services
Exor NV	779	56,954	1.56
Hotels, restaurants & leisure
Aramark	1,984	82,019	2.25
Domino's Pizza Enterprises Limited	1,743	78,620	2.16
Domino's Pizza Incorporated	136	47,110	1.29
Household durables
Iida Group Holdings Company Limited	2,900	44,216	1.21
Internet & direct marketing retail
Chewy Incorporated Class A	1,694	62,813	1.73
Wayfair Incorporated Class A	1,529	50,289	1.38
Specialty retail
AutoZone Incorporated	17	41,925	1.15
Bath & Body Works Incorporated	1,048	44,163	1.21
USS Company Limited	2,300	36,715	1.01
Textiles, apparel & luxury goods
Pandora AS	1,100	77,289	2.12
		760,038
The accompanying notes are an integral part of these consolidated financial statements.

12  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Consumer staples
Food & staples retailing
Kobe Bussan Company Limited	1,300	$ 37,542	1.03%
SpartanNash Company	1,467	44,362	1.22
Food products
Campbell Soup Company	2,113	119,913	3.29
Kellogg Company	656	46,733	1.28
The J.M. Smucker Company	312	49,440	1.36
		297,990
Energy
Oil, gas & consumable fuels
Idemitsu Kosan Company Limited	2,300	53,802	1.48
Origin Energy Limited	9,240	48,567	1.33
		102,369
Financials
Banks
Banco Bilbao Vizcaya Argentaria SA	9,694	58,464	1.61
Danske Bank AS	2,440	48,225	1.32
Capital markets
Blucora Incorporated	1,434	36,610	1.00
Hargreaves Lansdown plc	6,179	63,959	1.76
Invesco Limited	4,342	78,113	2.14
SEI Investments Company	1,416	82,553	2.27
Stonex Group Incorporated	444	42,313	1.16
Diversified financial services
Kinnevik AB	3,940	54,069	1.48
Mitsubishi UFJ Lease & Finance Company Limited	11,600	57,364	1.58
Wendel SA	639	59,646	1.64
Insurance
American Financial Group Incorporated	766	105,156	2.89
Assurant Incorporated	506	63,280	1.74
Erie Indemnity Company Class A	305	75,860	2.08
Fairfax Financial Holdings Limited	100	59,237	1.62
Medibank Private Limited	26,069	52,360	1.44
		937,209
Health care
Biotechnology
Rigel Pharmaceuticals Incorporated	25,419	38,129	1.05
Health care equipment & supplies
BioMerieux Incorporated	450	47,168	1.30
Getinge AB Class B	2,428	50,329	1.38
Life sciences tools & services
Waters Corporation	160	54,813	1.50
Pharmaceuticals
Bristol-Myers Squibb Company	638	45,904	1.26
Ipsen SA	457	49,164	1.35
Orion Oyj Class B	2,384	130,762	3.59
		416,269
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  13

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Industrials
Aerospace & defense
Rheinmetall AG	216	$ 43,018	1.18%
Air freight & logistics
C.H. Robinson Worldwide Incorporated	485	44,407	1.22
Airlines
Norwegian Air Shuttle ASA	50,395	37,778	1.04
Electrical equipment
ABB Limited	1,976	59,965	1.65
Fuji Electric Holdings Company Limited	1,200	45,992	1.26
Prysmian SpA	1,709	63,407	1.74
Industrial conglomerates
Keppel Corporation Limited	7,300	39,568	1.08
Machinery
Mitsubishi Heavy Industries Limited	2,200	87,738	2.41
Professional services
Booz Allen Hamilton Holding Corporation	613	64,071	1.76
Persol Holdings Company Limited	2,900	62,490	1.71
Randstad Holdings NV	637	38,840	1.07
Road & rail
J.B. Hunt Transport Services Incorporated	281	48,995	1.35
Nippon Express Holdings Incorporated	1,200	68,943	1.89
Trading companies & distributors
W.W. Grainger Incorporated	90	50,062	1.37
		755,274
Information technology
Communications equipment
Juniper Networks Incorporated	1,726	55,163	1.52
Electronic equipment, instruments & components
Arrow Electronics Incorporated	719	75,186	2.06
Venture Corporation Limited	5,200	66,232	1.82
IT services
CGI Incorporated	900	77,577	2.13
Cognizant Technology Solutions Corporation Class A	1,166	66,683	1.83
Gartner Incorporated	163	54,791	1.50
Jack Henry & Associates Incorporated	551	96,734	2.66
Otsuka Corporation	1,200	37,991	1.04
The Western Union Company	6,145	84,617	2.32
Verisign Incorporated	257	52,798	1.45
Software
Blackberry Limited TSX	12,300	40,061	1.10
Cadence Design Systems Incorporated	281	45,140	1.24
Concensus Cloud Solution	681	36,611	1.00
Dropbox Incorporated Class A	3,355	75,085	2.06
Fair Isaac Corporation	137	82,005	2.25
The Sage Group plc	12,682	114,315	3.14
Trend Micro Incorporated	1,300	60,820	1.67
		1,121,809
Materials
Chemicals
CF Industries Holdings Incorporated	447	38,084	1.05
Clariant AG	2,545	40,323	1.11
The accompanying notes are an integral part of these consolidated financial statements.

14  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Chemicals (continued)
Johnson Matthey plc	3,575	$ 91,929	2.52%
Orica Limited	8,435	86,489	2.37
		256,825
Real estate
Equity REITs
Artis REIT	7,200	47,911	1.31
Real estate management & development
Leopalace21 Corporation	21,400	47,450	1.30
Sino Land Company	48,000	60,020	1.65
		155,381
Utilities
Electric utilities
Exelon Corporation	1,343	58,058	1.59
Multi-utilities
Consolidated Edison Incorporated	422	40,221	1.11
DTE Energy Company	484	56,884	1.56
		155,163
Short positions
Common stocks
Communication services
Diversified telecommunication services
Cellnex Telecom SA	(2,941)	(97,342)	(2.67)
Interactive media & services
Adevinta ASA	(6,755)	(45,232)	(1.24)
Wireless telecommunication services
Softbank Corporation	(4,100)	(46,486)	(1.28)
Softbank Group Corporation	(1,400)	(60,207)	(1.65)
		(249,267)
Consumer discretionary
Auto components
Aptiv plc	(604)	(56,251)	(1.54)
Automobiles
Rivian Automotive Incorporated Class A	(2,081)	(38,353)	(1.05)
Toyota Motor Corporation	(4,000)	(55,242)	(1.52)
Household durables
Garmin Limited	(746)	(68,848)	(1.89)
Sony Corporation	(1,200)	(91,756)	(2.52)
Specialty retail
Floor & Decor Holdings Inc Class A	(532)	(37,043)	(1.02)
Nitori Holdings Company Limited	(600)	(77,949)	(2.14)
RH	(150)	(40,078)	(1.10)
Textiles, apparel & luxury goods
LVMH Moet Hennessy Louis Vuitton SE	(63)	(45,851)	(1.26)
		(511,371)
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  15

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Consumer staples
Food & staples retailing
Aeon Company Limited	(2,200)	$ (46,652)	(1.28)%
Food products
Nestle SA	(479)	(55,502)	(1.52)
		(102,154)
Energy
Oil, gas & consumable fuels
Enbridge Incorporated	(1,800)	(70,352)	(1.93)
TC Energy Corporation	(1,000)	(39,867)	(1.10)
Washington H. Soul Pattison & Company Limited	(3,702)	(69,717)	(1.91)
		(179,936)
Financials
Banks
JPMorgan Chase & Company	(496)	(66,513)	(1.83)
Western Alliance Bancorporation	(612)	(36,451)	(1.00)
Capital markets
Euronext NV	(723)	(53,525)	(1.47)
Matsui Securities Company Limited	(8,100)	(48,450)	(1.33)
S&P Global Incorporated	(178)	(59,619)	(1.63)
Diversified financial services
Apollo Global Management Incorporated	(1,427)	(91,028)	(2.50)
Groupe Bruxelles Lambert SA	(478)	(38,161)	(1.05)
Insurance
AIA Group Limited	(7,000)	(77,843)	(2.14)
Allianz SE	(281)	(60,430)	(1.66)
Great-West Lifeco Incorporated	(2,200)	(50,857)	(1.39)
Phoenix Group Holdings plc	(10,000)	(73,576)	(2.02)
Thrifts & mortgage finance
TFS Financial Corporation	(3,128)	(45,075)	(1.24)
		(701,528)
Health care
Biotechnology
Exact Sciences Corporations	(940)	(46,539)	(1.28)
Health care equipment & supplies
Intuitive Surgical Incorporated	(195)	(51,743)	(1.42)
Life sciences tools & services
Illumina Incorporated	(273)	(55,201)	(1.51)
Pharmaceuticals
AstraZeneca plc	(387)	(52,485)	(1.44)
		(205,968)
Industrials
Aerospace & defense
Rolls Royce Holdings plc	(47,465)	(53,481)	(1.47)
Safran SA	(577)	(72,215)	(1.98)
Building products
Daikin Industries Limited	(400)	(61,567)	(1.69)
Commercial services & supplies
MSA Safety Incorporated	(258)	(37,201)	(1.02)
The accompanying notes are an integral part of these consolidated financial statements.

16  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Construction & engineering
Kinden Corporation	(3,400)	$ (37,254)	(1.03)%
Vinci SA	(548)	(54,724)	(1.50)
Machinery
Makita Corporation	(2,200)	(51,631)	(1.42)
RBC Bearings Incorporated	(186)	(38,939)	(1.07)
Stanley Black & Decker Incorporated	(979)	(73,542)	(2.02)
Toyota Industries Corporation	(1,600)	(88,266)	(2.42)
Professional services
Clarivate plc	(4,843)	(40,391)	(1.11)
Road & rail
Central Japan Railway Company	(400)	(49,391)	(1.35)
Grab Holdings Incorporated Class A	(18,861)	(60,732)	(1.67)
Trading companies & distributors
AerCap Holdings NV	(1,461)	(85,206)	(2.34)
Transportation infrastructure
Transurban Group	(7,023)	(62,065)	(1.70)
		(866,605)
Information technology
Electronic equipment, instruments & components
Hexagon AB Series B	(6,996)	(73,079)	(2.01)
Keyence Corporation	(100)	(39,180)	(1.07)
Teledyne Technologies Incorporated	(119)	(47,589)	(1.31)
IT services
Nexi SpA	(8,238)	(64,956)	(1.78)
Okta Incorporated	(604)	(41,271)	(1.13)
Shopify Incorporated Class A	(1,700)	(59,023)	(1.62)
Snowflake Incorporated Class A	(271)	(38,900)	(1.07)
Square Incorporated Class A	(1,018)	(63,971)	(1.76)
Twilio Incorporated Class A	(819)	(40,098)	(1.10)
Semiconductors & semiconductor equipment
Analog Devices Incorporated	(370)	(60,691)	(1.67)
Nvidia Corporation	(265)	(38,727)	(1.06)
Software
salesforce.com Incorporated	(545)	(72,262)	(1.98)
ServiceNow Incorporated	(105)	(40,768)	(1.12)
Technology hardware, storage & peripherals
Fijifilm Holdings Corporation	(1,400)	(70,672)	(1.94)
		(751,187)
Materials
Chemicals
Ecolab Incorporated	(332)	(48,326)	(1.33)
International Flavors & Fragrances Incorporated	(718)	(75,275)	(2.06)
Metals & mining
Ivanhoe Mines Limited Class A	(8,100)	(64,010)	(1.76)
		(187,611)
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  17

Consolidated portfolio of investments—December 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Real estate
Equity REITs
Nippon Building Fund Incorporated	(11)	$ (49,284)	(1.35)%
Realty Income Corporation	(1,355)	(85,948)	(2.36)
		(135,232)
Utilities
Electric utilities
Enel SpA	(7,861)	(42,327)	(1.16)
Nextera Energy Incorporated	(534)	(44,642)	(1.23)
Gas utilities
The Hong Kong and China Gas Company Limited	(94,000)	(89,358)	(2.45)
		(176,327)

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these consolidated financial statements.

18  |  Allspring Alternative Risk Premia Fund

Consolidated statement of assets and liabilities—December 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $23,165,757)	$ 23,141,536
Investments in affiliated securities, at value (cost $7,815,114)	7,815,114
Cash at broker segregated for futures contracts	7,885,297
Unrealized gains on forward foreign currency contracts	324,467
Receivable for daily variation margin on open futures contracts	289,223
Unrealized gains on swap contracts	207,437
Receivable for interest	28,997
Receivable from manager	10,065
Prepaid expenses and other assets	51,708
Total assets	39,753,844
Liabilities
Cash collateral due to broker for forward foreign currency contracts	260,000
Overdraft due to custodian bank	162,523
Cash due to broker	105,448
Payable for daily variation margin on open futures contracts	98,137
Payable for Fund shares redeemed	44,840
Unrealized losses on forward foreign currency contracts	38,160
Trustees’ fees and expenses payable	3,552
Administration fees payable	1,151
Accrued expenses and other liabilities	19,938
Total liabilities	733,749
Total net assets	$39,020,095
Net assets consist of
Paid-in capital	$ 40,468,551
Total distributable loss	(1,448,456)
Total net assets	$39,020,095
Computation of net asset value per share
Net assets – Class R6	$ 38,088,934
Shares outstanding – Class R6[1]	4,714,599
Net asset value per share – Class R6	$8.08
Net assets – Institutional Class	$ 931,161
Shares outstanding – Institutional Class[1]	115,595
Net asset value per share – Institutional Class	$8.06
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  19

Consolidated statement of operations— six months ended December 31, 2022 (unaudited)

Investment income
Interest	$ 314,125
Income from affiliated securities	228,547
Total investment income	542,672
Expenses
Management fee	154,926
Administration fees
Class R6	7,604
Institutional Class	617
Custody and accounting fees	36,455
Professional fees	43,511
Registration fees	22,101
Shareholder report expenses	15,272
Trustees’ fees and expenses	11,158
Other fees and expenses	46,680
Total expenses	338,324
Less: Fee waivers and/or expense reimbursements
Fund-level	(177,712)
Institutional Class	(47)
Net expenses	160,565
Net investment income	382,107
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(99,573)
Forward foreign currency contracts	745,830
Futures contracts	(812,592)
Swap contracts	1,041,260
Net realized gains on investments	874,925
Net change in unrealized gains (losses) on
Unaffiliated securities	(19,278)
Forward foreign currency contracts	402,771
Futures contracts	(776,271)
Swap contracts	(31,610)
Net change in unrealized gains (losses) on investments	(424,388)
Net realized and unrealized gains (losses) on investments	450,537
Net increase in net assets resulting from operations	$ 832,644
The accompanying notes are an integral part of these consolidated financial statements.

20  |  Allspring Alternative Risk Premia Fund

Consolidated statement of changes in net assets

	Six months ended December 31, 2022 (unaudited)		Year ended June 30, 2022
Operations
Net investment income (loss)		$ 382,107		$ (378,293)
Net realized gains on investments		874,925		3,935,291
Net change in unrealized gains (losses) on investments		(424,388)		934,009
Net increase in net assets resulting from operations		832,644		4,491,007
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(5,243,974)		0
Institutional Class		(126,693)		0
Total distributions to shareholders		(5,370,667)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	2,055,026	18,740,999	104,165	886,741
Institutional Class	0	0	100,000	853,000
		18,740,999		1,739,741
Reinvestment of distributions
Class R6	638,607	5,243,974	0	0
Institutional Class	15,484	126,693	0	0
		5,370,667		0
Payment for shares redeemed
Class R6	(3,918,356)	(35,669,864)	(2,679,117)	(23,152,340)
Institutional Class	(2,389)	(21,716)	0	0
		(35,691,580)		(23,152,340)
Net decrease in net assets resulting from capital share transactions		(11,579,914)		(21,412,599)
Total decrease in net assets		(16,117,937)		(16,921,592)
Net assets
Beginning of period		55,138,032		72,059,624
End of period		$ 39,020,095		$ 55,138,032
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  21

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$9.13	$8.46	$8.02	$9.75	$10.00
Net investment income (loss)	0.19	(0.11)	(0.05) [2]	0.10	0.07
Net realized and unrealized gains (losses) on investments	(0.01)	0.78	0.49	(1.73)	(0.32)
Total from investment operations	0.18	0.67	0.44	(1.63)	(0.25)
Distributions to shareholders from
Net investment income	(0.83)	0.00	0.00	(0.03)	0.00
Net realized gains	(0.40)	0.00	0.00	(0.07)	0.00
Total distributions to shareholders	(1.23)	0.00	0.00	(0.10)	0.00
Net asset value, end of period	$8.08	$9.13	$8.46	$8.02	$9.75
Total return[3]	2.16%	7.92%	5.49%	(16.78)%	(2.50)%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.15%	1.09%	1.04%	1.56%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	1.48%	(0.56)%	(0.58)%	1.03%	1.78%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$38,089	$54,205	$72,039	$65,765	$38,957

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

22  |  Allspring Alternative Risk Premia Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$9.10	$8.44	$8.02	$9.74	$10.00
Net investment income (loss)	0.13	(0.10)	(0.05)	0.09	0.07
Net realized and unrealized gains (losses) on investments	0.06	0.76	0.47	(1.72)	(0.33)
Total from investment operations	0.19	0.66	0.42	(1.63)	(0.26)
Distributions to shareholders from
Net investment income	(0.83)	0.00	0.00	(0.02)	0.00
Net realized gains	(0.40)	0.00	0.00	(0.07)	0.00
Total distributions to shareholders	(1.23)	0.00	0.00	(0.09)	0.00
Net asset value, end of period	$8.06	$9.10	$8.44	$8.02	$9.74
Total return[2]	2.27%	7.82%	5.24%	(16.87)%	(2.60)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.35%	1.21%	1.15%	1.68%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	1.41%	(0.53)%	(0.68)%	0.95%	1.69%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$931	$933	$21	$20	$24

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  23

Notes to consolidated financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund (the "Fund") which is a diversified series of the Trust.
2. INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2022, the Subsidiary had $7,829,119 of investments in affiliates and cash at broker segregated for futures contacts representing 153.06% of its assets. As of December 31, 2022, the Fund held $5,114,986 in the Subsidiary, representing 15.09% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Global Investments, LLC ("Allspring Global Investments").
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.

24  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the undefined of Assets and Liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary's payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter ("OTC") market (“OTC swaps”) or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on swap contracts in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the cost basis of the contract is the premium received or paid.

Allspring Alternative Risk Premia Fund  |  25

Notes to consolidated financial statements (unaudited)
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2022, the aggregate cost of all investments for federal income tax purposes was $31,763,027 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,506,693
Gross unrealized losses	(1,493,254)
Net unrealized gains	$ 13,439

26  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$ 7,815,114	$ 0	$0	$ 7,815,114
U.S. Treasury securites	23,141,536	0	0	23,141,536
	30,956,650	0	0	30,956,650
Forward foreign currency contracts	0	324,467	0	324,467
Futures contracts	861,721	0	0	861,721
Swap contracts	0	207,437	0	207,437
Total assets	$31,818,371	$531,904	$0	$32,350,275
Liabilitites
Forward foreign currency contracts	$ 0	$ 38,160	$0	$ 38,160
Futures contracts	535,649	0	0	535,649
Total liabilities	$ 535,649	$ 38,160	$0	$ 573,809
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.
5. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in

Allspring Alternative Risk Premia Fund  |  27

Notes to consolidated financial statements (unaudited)
connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended December 31, 2022, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments") and Allspring Global Investments (UK) Limited ("Allspring UK"), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. Allspring UK receives a subadvisory fee for its asset allocation services at an annual rate of 0.10% of the Fund's average daily net assets and a fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.15% and declining to 0.075%.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of December 31, 2022, the contractual expense caps are as follows:

28  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Expense ratio caps
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
6. INVESTMENT PORTFOLIO TRANSACTIONS
For the six months ended December 31, 2022, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2022, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts, forward foreign currency contracts and swap contracts.
The volume of the Fund's derivative activity during the six months ended December 31, 2022 was as follows:
Futures contracts
Average notional balance on long futures	$113,047,409
Average notional balance on short futures	133,331,229
Forward foreign currency contracts
Average contract amounts to buy	$ 8,146,028
Average contract amounts to sell	12,748,171
Swap contracts
Average notional balance	$ 4,836,391
The Fund's swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

Allspring Alternative Risk Premia Fund  |  29

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of December 31, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Consolidated Statement of Assets and Liabilities location	Fair value	Consolidated Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 603,529*	Unrealized losses on futures contracts	$ 186,321*
Commodity risk	Unrealized gains on futures contracts	216,578*	Unrealized losses on futures contracts	236,205*
Equity risk	Unrealized gains on futures contracts	41,614*	Unrealized losses on futures contracts	113,123*
	Unrealized gains on swaps contracts	207,437	Unrealized losses on swaps contracts	0
Foreign currency risk	Unrealized gains on forward foreign currency contracts	324,467	Unrealized losses on forward foreign currency contracts	38,160
		$1,393,625		$573,809

*	Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated Portfolio of Investments. For futures contracts, only the current day's variation margin as of December 31, 2022 is reported separately on the Consolidated Statement of Assets and Liabilities.
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2022 was as follows:
	Net realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$(1,045,642)	$ 0	$(1,045,642)
Commodity risk	0	666,516	0	666,516
Equity risk	0	(433,466)	1,041,260	607,794
Foreign currency risk	745,830	0	0	745,830
	$745,830	$ (812,592)	$1,041,260	$ 974,498

	Net change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$ (337,921)	$ 0	$ (337,921)
Commodity risk	0	(363,279)	0	(363,279)
Equity risk	0	(75,071)	(31,610)	(106,681)
Foreign currency risk	402,771	0	0	402,771
	$402,771	$(776,271)	$(31,610)	$(405,110)
For certain types of derivative transactions, the Fund and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported

30  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$531,904	$(38,160)	$(260,000)	$233,744

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of assets
Goldman Sachs International	$38,160	$(38,160)	$0	$0
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2022, there were no borrowings by the Fund under the agreement.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Alternative Risk Premia Fund  |  31

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Allspring Alternative Risk Premia Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Alternative Risk Premia Fund  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Allspring Alternative Risk Premia Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Alternative Risk Premia Fund  |  35

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01092023-uhrcgln0 02-23
SAR4723 12-22

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	February 27, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	February 27, 2023